JEFFERSON

NATIONAL

LIFE ANNUITY

ACCOUNT G

Annual Report

To

Contract Owners

December 31, 2023

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account G (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/  KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B (ABIGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B (ABSCGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)1

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)1

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)1

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)

ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)1

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)

American Funds Insurance Series(R) - Managed Risk Growth Fund: Class P2 (AVRGP2)

American Funds Insurance Series(R) - Managed Risk International Fund: Class P2 (AVRIP2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)

Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 (FVF202)

Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 (FVF502)

Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 (FVF602)

Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 (FVF702)

Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Fidelity Variable Insurance Products Fund - VIP Target Volatility Portfolio: Service Class 2 (FVTV2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series B (Large Cap Value Series) (GVLCVB)

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. American Value Fund: Series II Shares (IVAVS2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (WRDIV)1

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)1

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class (MNCPS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)1

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)1

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)1

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)1

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (NBARMS)1

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 1 (NOTB1)

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 1 (NOTG1)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 2 (NOTG2)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1 (NOTMG1)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 2 (NOTMG2)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class (PMVAAI)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)1

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)1

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Global Diversified Allocation Portfolio: Administrative Class (PVGDAA)

PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PROFUNDS

ProFund VP Asia 30 (PROA30)

ProFund Access VP High Yield Fund (PROAHY)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Materials (PROBM)1

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)

ProFund VP Consumer Staples (PROCG)1

ProFund VP Consumer Discretionary (PROCS)1

ProFund VP Europe 30 (PROE30)

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFund VP Falling US Dollar (PROFUD)

ProFund VP Government Money Market (PROGMM)

ProFund VP U.S. Government Plus (PROGVP)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Japan (PROJP)

ProFund VP Large-Cap Growth (PROLCG)

ProFund VP Large-Cap Value (PROLCV)

ProFund VP Mid-Cap (PROMC)

ProFund VP Mid-Cap Growth (PROMCG)

ProFund VP Mid-Cap Value (PROMCV)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Energy (PROOG)1

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Small Cap (PROSC)

ProFund VP Small-Cap Growth (PROSCG)

ProFund VP Semiconductor (PROSCN)

ProFund VP Small-Cap Value (PROSCV)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

ProFund VP Short Mid-Cap (PROSMC)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Short Small-Cap (PROSSC)

ProFund VP Technology (PROTEC)

ProFund VP Communication Services (PROTEL)1

ProFund VP UltraBull (PROUB)

ProFund VP UltraMid-Cap (PROUMC)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP UltraSmall-Cap (PROUSC)

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB (PVAGIB)

Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

REDWOOD

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N (RWMVN)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

RUSSELL INVESTMENTS

Russell Investment Funds - Global Real Estate Securities Fund (RLVGRE)

Russell Investment Funds - International Developed Markets Fund (RLVIDM)

Russell Investment Funds - Balanced Strategy Fund (RLVLBS)

Russell Investment Funds - Equity Growth Strategy Fund (RLVLEG)

Russell Investment Funds - Moderate Strategy Fund (RLVLMS)

Russell Investment Funds - Strategic Bond Fund (RLVSB)

Russell Investment Funds - U.S. Small Cap Equity Fund (RLVUSC)

Russell Investment Funds - U.S. Strategic Equity Fund (RLVUSE)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from April 28, 2022 (inception) to December 31, 2022.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from May 1, 2022 (inception) to December 31, 2022.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from February 3, 2023 (inception) to December 31, 2023.

INVESCO INVESTMENTS

Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares (IS5D2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares (IS5J2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares (IS5M2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares (IS5S2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from February 23, 2023 (inception) to December 31, 2023.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares (IN1BM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 2, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2023 (inception) to December 31, 2023.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares (IN1BD2)

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares (IN1BJ2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 8, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 12, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 22, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 13, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 27, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 29, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from August 25, 2023 (inception) to December 31, 2023.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from September 1, 2023 (inception) to December 31, 2023.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares (IN1BS2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ABIGB	64,361	$1,161,459	$1,115,380	$-	$1,115,380	$1	$1,115,379	$1,115,379	$-	$1,115,379
ABSCGB	108,789	1,269,687	867,047	-	867,047	-	867,047	867,047	-	867,047
ABTGB	103,304	3,546,787	3,207,577	-	3,207,577	2	3,207,575	3,207,575	-	3,207,575
ALVDAB	19,547	208,995	173,968	-	173,968	-	173,968	173,968	-	173,968
ALVGIA	696,517	20,876,475	20,547,266	-	20,547,266	2	20,547,264	20,532,625	14,639	20,547,264
ALVIVB	82,620	1,186,060	1,215,342	-	1,215,342	1	1,215,341	1,215,341	-	1,215,341
ALVSVB	638,840	12,103,672	11,141,362	1	11,141,363	-	11,141,363	11,131,455	9,908	11,141,363
APTGBS	968,639	21,256,709	22,065,604	-	22,065,604	-	22,065,604	22,059,377	6,227	22,065,604
AASCO	875	20,862	14,469	-	14,469	-	14,469	14,469	-	14,469
ALCAI2	259,833	20,410,469	20,324,170	-	20,324,170	2	20,324,168	20,324,168	-	20,324,168
ALCGI2	140,367	9,213,058	8,761,695	4	8,761,699	-	8,761,699	8,761,699	-	8,761,699
ALMGI2	302,069	4,782,860	5,089,858	-	5,089,858	2	5,089,856	5,089,856	-	5,089,856
SVDF	183,446	4,974,379	3,753,301	-	3,753,301	1	3,753,300	3,753,300	-	3,753,300
SVOF	25,830	708,370	671,317	4	671,321	-	671,321	671,321	-	671,321
AAEIP3	1,002,195	10,509,592	10,843,745	-	10,843,745	1	10,843,744	10,843,744	-	10,843,744
AAGEA2	707,037	9,039,660	9,742,973	-	9,742,973	-	9,742,973	9,742,973	-	9,742,973
ABEAA2	1,833,625	19,355,528	19,051,362	-	19,051,362	1	19,051,361	19,051,361	-	19,051,361
ACEAA2	438,430	4,352,764	4,344,841	-	4,344,841	1	4,344,840	4,344,840	-	4,344,840
AGEAA2	943,101	10,340,865	10,694,770	-	10,694,770	1	10,694,769	10,694,769	-	10,694,769
ARLPE3	49,670	665,111	606,477	-	606,477	2	606,475	606,475	-	606,475
AUGEA2	456,046	4,696,209	4,492,054	1	4,492,055	-	4,492,055	4,479,641	12,414	4,492,055
ACVB	1,824,099	14,450,428	13,954,361	-	13,954,361	1	13,954,360	13,931,138	23,222	13,954,360
ACVI	348,410	4,057,332	3,686,177	-	3,686,177	1	3,686,176	3,686,176	-	3,686,176
ACVIG	2,044,807	15,985,680	15,683,666	1	15,683,667	-	15,683,667	15,683,667	-	15,683,667
ACVIP2	2,113,325	20,703,672	19,801,855	1	19,801,856	-	19,801,856	19,800,084	1,772	19,801,856
ACVLVI	399,771	6,969,877	7,095,928	-	7,095,928	2	7,095,926	7,095,926	-	7,095,926
ACVMV1	212,746	4,183,789	4,135,781	-	4,135,781	1	4,135,780	4,125,588	10,192	4,135,780
ACVU1	1,102,692	24,725,799	28,284,038	2	28,284,040	-	28,284,040	28,273,559	10,481	28,284,040
ACVV	619,576	7,905,800	7,552,630	-	7,552,630	-	7,552,630	7,552,630	-	7,552,630
AMVAA4	2,618,168	63,375,568	61,108,039	-	61,108,039	1	61,108,038	60,925,585	182,453	61,108,038
AMVBC4	3,534,628	48,157,736	49,696,876	-	49,696,876	1	49,696,875	49,669,016	27,859	49,696,875
AMVBD4	7,393,877	72,560,082	69,132,748	-	69,132,748	2	69,132,746	69,118,885	13,861	69,132,746
AMVCB4	1,716,157	19,437,137	19,907,421	-	19,907,421	3	19,907,418	19,905,571	1,847	19,907,418
AMVGB4	390,079	4,377,223	3,853,983	-	3,853,983	1	3,853,982	3,853,982	-	3,853,982
AMVGG4	757,396	25,794,726	25,054,663	3	25,054,666	-	25,054,666	25,039,751	14,915	25,054,666
AMVGI4	879,289	47,806,920	50,418,429	-	50,418,429	1	50,418,428	50,418,428	-	50,418,428

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AMVGR4	1,050,585	102,455,573	100,541,016	-	100,541,016	1	100,541,015	100,539,718	1,297	100,541,015
AMVGS4	409,039	6,712,758	7,141,829	-	7,141,829	1	7,141,828	7,141,828	-	7,141,828
AMVGW4	1,474,809	19,665,582	19,850,932	-	19,850,932	1	19,850,931	19,849,922	1,009	19,850,931
AMVHI4	2,580,663	24,944,116	25,161,468	-	25,161,468	-	25,161,468	25,160,606	862	25,161,468
AMVI4	1,280,183	24,981,894	21,929,534	-	21,929,534	1	21,929,533	21,929,533	-	21,929,533
AMVIG4	2,015,274	19,738,794	19,487,701	-	19,487,701	2	19,487,699	19,486,643	1,056	19,487,699
AMVM4	2,008,102	19,445,902	18,534,782	1	18,534,783	-	18,534,783	18,534,783	-	18,534,783
AMVNW4	3,233,570	85,761,135	80,677,562	-	80,677,562	2	80,677,560	80,660,796	16,764	80,677,560
AMVUA4	1,978,129	19,711,737	19,326,316	2	19,326,318	-	19,326,318	19,326,318	-	19,326,318
AVPAP2	622,266	7,890,943	7,174,723	1	7,174,724	-	7,174,724	7,174,724	-	7,174,724
AVRBP2	182,685	2,057,855	1,905,405	-	1,905,405	3	1,905,402	1,905,402	-	1,905,402
AVRGP2	3,309	39,865	35,503	-	35,503	-	35,503	35,503	-	35,503
AVRIP2	4,356	44,694	36,239	-	36,239	-	36,239	36,239	-	36,239
PIHYB2	372,912	2,948,366	3,050,422	-	3,050,422	-	3,050,422	3,050,422	-	3,050,422
PIVB2	2,510,463	25,891,830	23,874,506	-	23,874,506	-	23,874,506	23,874,506	-	23,874,506
PIVEI2	270,223	4,332,349	4,074,963	-	4,074,963	-	4,074,963	4,074,963	-	4,074,963
PIVF2	478,531	6,655,571	7,747,417	-	7,747,417	-	7,747,417	7,741,378	6,039	7,747,417
PIVMV2	474,666	5,335,934	5,240,317	1	5,240,318	-	5,240,318	5,240,318	-	5,240,318
PIVSI2	1,284,161	12,530,366	11,364,828	1	11,364,829	-	11,364,829	11,362,015	2,814	11,364,829
BRVED3	2,287,046	26,394,697	24,242,690	-	24,242,690	-	24,242,690	24,242,690	-	24,242,690
BRVHY3	7,762,504	51,144,732	53,095,530	269,071	53,364,601	-	53,364,601	53,355,497	9,104	53,364,601
BRVTR3	3,577,038	38,029,792	36,128,083	105,534	36,233,617	-	36,233,617	36,233,617	-	36,233,617
BVLCC3	404,633	8,246,986	8,893,829	-	8,893,829	-	8,893,829	8,872,087	21,742	8,893,829
BVLCV3	861,296	8,205,356	8,277,057	-	8,277,057	1	8,277,056	8,277,056	-	8,277,056
BVLFG3	1,080,871	17,658,411	19,855,593	-	19,855,593	1	19,855,592	19,855,592	-	19,855,592
MLVGA3	2,095,193	28,716,457	27,300,367	-	27,300,367	-	27,300,367	27,288,693	11,674	27,300,367
BRVCA3	1,120	9,431	9,086	-	9,086	-	9,086	9,086	-	9,086
DSIF	646,765	42,193,489	44,678,559	1	44,678,560	-	44,678,560	44,669,614	8,946	44,678,560
DSRG	172,793	8,166,874	7,772,250	-	7,772,250	2	7,772,248	7,762,505	9,743	7,772,248
DVSCS	2,030,690	38,092,958	37,730,229	1	37,730,230	-	37,730,230	37,715,791	14,439	37,730,230
CVSBF	3,227,135	7,772,514	7,583,767	-	7,583,767	3	7,583,764	7,583,764	-	7,583,764
CLVGT2	1,183,843	25,122,911	28,625,333	-	28,625,333	-	28,625,333	28,625,333	-	28,625,333
CLVLV1	519,656	18,840,801	20,115,865	-	20,115,865	-	20,115,865	20,115,865	-	20,115,865
CLVSI2	2,798,461	9,686,438	10,214,383	-	10,214,383	-	10,214,383	10,212,465	1,918	10,214,383
CLVSV1	94,637	3,107,588	3,266,867	-	3,266,867	-	3,266,867	3,266,867	-	3,266,867
CSCRS	256,028	5,378,467	4,524,008	1	4,524,009	-	4,524,009	4,524,009	-	4,524,009
DWVSVS	252,467	9,397,136	9,629,100	-	9,629,100	1	9,629,099	9,628,841	258	9,629,099

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DFVEA	5,556,073	70,251,929	78,840,674	-	78,840,674	1	78,840,673	78,840,673	-	78,840,673
DFVGB	11,844,028	123,550,334	115,005,516	-	115,005,516	-	115,005,516	114,792,967	212,549	115,005,516
DFVGMI	5,485,040	75,870,780	82,714,406	2	82,714,408	-	82,714,408	82,551,562	162,846	82,714,408
DFVIS	6,206,806	74,524,432	73,736,856	2	73,736,858	-	73,736,858	73,715,621	21,237	73,736,858
DFVIV	10,092,201	125,082,501	137,354,858	-	137,354,858	3	137,354,855	137,324,960	29,895	137,354,855
DFVSTF	12,710,681	128,067,661	127,488,131	5	127,488,136	-	127,488,136	127,484,637	3,499	127,488,136
DFVULV	5,538,197	157,793,533	180,212,921	2	180,212,923	-	180,212,923	180,156,428	56,495	180,212,923
DFVUTV	7,072,203	141,704,425	159,831,795	-	159,831,795	-	159,831,795	159,784,190	47,605	159,831,795
ETVFR	5,658,519	48,945,830	48,946,188	1	48,946,189	-	48,946,189	48,940,533	5,656	48,946,189
FHIB	2,295,186	12,755,365	12,990,751	2	12,990,753	-	12,990,753	12,990,753	-	12,990,753
FVK2S	116,293	1,803,827	1,833,946	-	1,833,946	1	1,833,945	1,833,945	-	1,833,945
FVU2	987,044	9,566,763	8,903,139	-	8,903,139	1	8,903,138	8,903,138	-	8,903,138
FB2	2,206,807	47,329,502	47,534,631	-	47,534,631	-	47,534,631	47,409,593	125,038	47,534,631
FC2	912,097	41,499,021	42,713,499	-	42,713,499	2	42,713,497	42,713,497	-	42,713,497
FDCA2	5,802	73,636	92,712	-	92,712	-	92,712	92,712	-	92,712
FDSCS2	1,279,697	19,638,495	20,897,448	2	20,897,450	-	20,897,450	20,880,830	16,620	20,897,450
FEI2	496,671	12,115,883	11,875,392	1	11,875,393	-	11,875,393	11,875,393	-	11,875,393
FG2	661,625	54,280,166	59,493,299	2	59,493,301	-	59,493,301	59,493,301	-	59,493,301
FGI2	367,512	9,241,610	9,599,401	-	9,599,401	1	9,599,400	9,586,060	13,340	9,599,400
FGO2	649,003	39,386,353	37,635,684	-	37,635,684	-	37,635,684	37,577,455	58,229	37,635,684
FHI2	2,234,436	9,840,036	9,786,830	-	9,786,830	-	9,786,830	9,786,830	-	9,786,830
FIGBP2	8,567,569	103,377,169	92,701,097	3	92,701,100	-	92,701,100	92,699,408	1,692	92,701,100
FMC2	333,888	12,072,016	11,582,580	2	11,582,582	-	11,582,582	11,582,582	-	11,582,582
FNRS2	572,813	14,499,428	14,085,469	-	14,085,469	2	14,085,467	14,072,055	13,412	14,085,467
FO2	387,882	9,290,475	9,894,869	-	9,894,869	-	9,894,869	9,894,869	-	9,894,869
FRESS2	478,328	8,991,332	8,074,178	1	8,074,179	-	8,074,179	8,064,228	9,951	8,074,179
FV2	976,204	17,175,192	18,245,246	-	18,245,246	2	18,245,244	18,245,244	-	18,245,244
FVF202	1,331	15,008	13,878	-	13,878	-	13,878	13,878	-	13,878
FVF602	88,392	936,897	853,865	-	853,865	1	853,864	853,864	-	853,864
FVF702	167	1,962	2,018	-	2,018	-	2,018	2,018	-	2,018
FVFI2	273,718	3,318,917	2,988,997	-	2,988,997	-	2,988,997	2,988,997	-	2,988,997
FVFRHI	808,924	8,058,767	7,967,900	-	7,967,900	-	7,967,900	7,967,900	-	7,967,900
FVICA2	1,741,015	35,382,735	36,456,857	1	36,456,858	-	36,456,858	36,455,614	1,244	36,456,858
FVSIS2	3,974,012	43,980,095	41,131,023	1	41,131,024	-	41,131,024	41,110,353	20,671	41,131,024
FVSS2	282,669	4,397,474	4,734,702	-	4,734,702	1	4,734,701	4,734,701	-	4,734,701
FVTV2	2,351	29,680	27,175	-	27,175	-	27,175	27,175	-	27,175
FEOVF	1,768,935	43,518,007	39,977,933	-	39,977,933	-	39,977,933	39,976,928	1,005	39,977,933

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FTVGI2	658,379	8,594,973	8,453,585	1	8,453,586	-	8,453,586	8,431,008	22,578	8,453,586
FTVGR2	380,955	4,426,848	4,780,983	-	4,780,983	-	4,780,983	4,779,470	1,513	4,780,983
FTVIS2	1,395,583	21,711,222	19,817,272	-	19,817,272	-	19,817,272	19,814,874	2,398	19,817,272
FTVMS2	157,664	2,592,622	2,416,984	-	2,416,984	1	2,416,983	2,416,983	-	2,416,983
FTVRD2	726,925	19,918,838	19,576,080	-	19,576,080	-	19,576,080	19,572,287	3,793	19,576,080
FTVSI2	1,151,868	10,891,349	10,378,328	-	10,378,328	-	10,378,328	10,375,203	3,125	10,378,328
FTVUG2	586,236	6,034,249	6,073,406	-	6,073,406	-	6,073,406	6,063,207	10,199	6,073,406
GVMSA	728,471	6,665,331	6,439,680	-	6,439,680	-	6,439,680	6,439,680	-	6,439,680
GVFRB	1,236,898	30,610,107	31,342,992	-	31,342,992	3	31,342,989	31,342,989	-	31,342,989
GVLCVB	892	32,935	35,690	1	35,691	-	35,691	35,691	-	35,691
GVR2XS	19,043	2,829,949	2,841,630	1	2,841,631	-	2,841,631	2,841,631	-	2,841,631
GVRUGM	67,810	67,809	67,810	-	67,810	-	67,810	67,810	-	67,810
GVTRBE	6,004,677	95,946,041	86,407,296	-	86,407,296	-	86,407,296	86,401,398	5,898	86,407,296
RAF	26,441	474,478	454,781	-	454,781	-	454,781	454,781	-	454,781
RBF	23,070	1,838,116	1,911,818	-	1,911,818	1	1,911,817	1,911,817	-	1,911,817
RBKF	14,987	1,367,606	1,452,205	-	1,452,205	-	1,452,205	1,452,205	-	1,452,205
RBMF	16,627	1,622,554	1,688,439	-	1,688,439	-	1,688,439	1,688,439	-	1,688,439
RCPF	35,730	2,479,720	2,441,816	-	2,441,816	1	2,441,815	2,441,815	-	2,441,815
RELF	65,089	11,222,683	13,302,958	-	13,302,958	1	13,302,957	13,302,957	-	13,302,957
RENF	32,817	8,215,144	8,058,005	1	8,058,006	-	8,058,006	8,058,006	-	8,058,006
RESF	6,371	2,207,478	2,094,685	-	2,094,685	-	2,094,685	2,094,685	-	2,094,685
RFSF	64,903	5,909,916	6,204,721	-	6,204,721	-	6,204,721	6,204,721	-	6,204,721
RHCF	40,837	3,257,279	3,313,099	-	3,313,099	-	3,313,099	3,313,099	-	3,313,099
RHYS	84,969	6,467,235	6,695,559	-	6,695,559	1	6,695,558	6,695,558	-	6,695,558
RINF	43,277	3,425,505	3,676,352	2	3,676,354	-	3,676,354	3,676,354	-	3,676,354
RJNF	4,443	472,782	458,492	3	458,495	-	458,495	456,685	1,810	458,495
RLCE	2,945	369,383	383,987	-	383,987	-	383,987	383,987	-	383,987
RLCJ	6,670	486,698	520,582	1	520,583	-	520,583	520,583	-	520,583
RLF	16,151	1,687,036	1,746,216	1	1,746,217	-	1,746,217	1,746,217	-	1,746,217
RMED	934	180,014	192,926	-	192,926	1	192,925	192,925	-	192,925
RMEK	6,337	410,200	442,099	2	442,101	-	442,101	442,101	-	442,101
RNF	105,445	16,125,164	16,910,244	-	16,910,244	-	16,910,244	16,906,143	4,101	16,910,244
ROF	500,502	32,695,521	35,490,585	-	35,490,585	-	35,490,585	35,490,585	-	35,490,585
RPMF	510,070	19,523,849	19,255,149	-	19,255,149	-	19,255,149	19,255,149	-	19,255,149
RREF	23,834	834,209	866,603	-	866,603	-	866,603	866,603	-	866,603
RRF	7,309	801,035	819,102	1	819,103	-	819,103	819,103	-	819,103
RSRF	126,130	2,066,567	2,140,430	1	2,140,431	-	2,140,431	2,140,431	-	2,140,431

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RTEC	38,557	6,110,428	6,908,204	-	6,908,204	1	6,908,203	6,908,203	-	6,908,203
RTEL	18,976	1,017,166	1,052,772	1	1,052,773	-	1,052,773	1,052,773	-	1,052,773
RTF	55,539	16,889,827	19,000,479	-	19,000,479	1	19,000,478	19,000,478	-	19,000,478
RTRF	30,452	2,587,814	2,704,747	-	2,704,747	1	2,704,746	2,704,746	-	2,704,746
RUF	8,573	274,789	257,443	-	257,443	1	257,442	257,442	-	257,442
RUGB	101,406	2,172,170	2,173,128	-	2,173,128	1	2,173,127	2,173,127	-	2,173,127
RUTL	141,692	4,448,193	4,487,376	1	4,487,377	-	4,487,377	4,482,441	4,936	4,487,377
RVARS	199,542	5,223,874	5,166,152	-	5,166,152	2	5,166,150	5,166,150	-	5,166,150
RVCMD	24,502	2,314,394	2,094,468	-	2,094,468	-	2,094,468	2,094,468	-	2,094,468
RVF	641,413	79,216,175	83,980,140	-	83,980,140	-	83,980,140	83,975,951	4,189	83,980,140
RVIDD	12,980	588,363	507,523	2	507,525	-	507,525	507,525	-	507,525
RVIMC	1,179	44,688	39,907	1	39,908	-	39,908	39,908	-	39,908
RVISC	7,600	282,899	238,502	-	238,502	-	238,502	238,502	-	238,502
RVLCG	85,860	3,597,287	3,802,757	-	3,802,757	1	3,802,756	3,802,756	-	3,802,756
RVLCV	72,864	3,849,659	4,029,381	1	4,029,382	-	4,029,382	4,019,966	9,416	4,029,382
RVLDD	44,964	8,267,408	8,652,390	-	8,652,390	1	8,652,389	8,652,389	-	8,652,389
RVMCG	31,560	984,981	1,037,993	-	1,037,993	-	1,037,993	1,028,661	9,332	1,037,993
RVMCV	88,922	4,172,792	4,526,139	-	4,526,139	-	4,526,139	4,526,139	-	4,526,139
RVMFU	410,412	7,223,546	7,046,776	-	7,046,776	-	7,046,776	7,046,776	-	7,046,776
RVSCG	39,647	1,802,293	1,936,742	-	1,936,742	1	1,936,741	1,936,741	-	1,936,741
RVSCV	64,533	4,569,134	5,274,272	-	5,274,272	3	5,274,269	5,274,269	-	5,274,269
RVSDL	8,237	374,335	375,443	2	375,445	-	375,445	375,445	-	375,445
RVWDL	7,428	329,337	328,559	-	328,559	-	328,559	328,559	-	328,559
SBLD	5,055	65,554	68,398	-	68,398	1	68,397	68,397	-	68,397
SBLJ	79,525	3,786,327	3,651,774	2	3,651,776	-	3,651,776	3,651,776	-	3,651,776
SBLP	189,102	4,547,019	4,638,673	2	4,638,675	-	4,638,675	4,638,675	-	4,638,675
SBLQ	22,198	934,330	958,286	-	958,286	1	958,285	958,285	-	958,285
SBLX	72	2,006	1,922	-	1,922	-	1,922	1,922	-	1,922
SBLY	109,048	1,819,554	2,073,001	-	2,073,001	-	2,073,001	2,073,001	-	2,073,001
ACC1	827,651	16,454,820	16,279,886	-	16,279,886	1	16,279,885	16,279,885	-	16,279,885
ACGI	105,056	2,057,243	1,981,349	-	1,981,349	1	1,981,348	1,981,348	-	1,981,348
AVGI	26,042	721,659	762,759	-	762,759	-	762,759	762,759	-	762,759
AVHY1	1,579,802	7,056,983	7,409,271	3	7,409,274	-	7,409,274	7,409,274	-	7,409,274
AVIE	126,056	3,845,922	4,297,262	1	4,297,263	-	4,297,263	4,297,263	-	4,297,263
IN1BD2	53,949	497,375	501,730	-	501,730	-	501,730	501,730	-	501,730
IN1BJ2	60,301	732,379	710,952	-	710,952	-	710,952	710,952	-	710,952
IN1BM2	150,126	1,427,953	1,505,766	-	1,505,766	-	1,505,766	1,505,766	-	1,505,766

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
IN1BS2	28,715	295,886	307,542	-	307,542	-	307,542	307,542	-	307,542
IS5D2	96,123	968,331	1,008,332	-	1,008,332	-	1,008,332	1,008,332	-	1,008,332
IS5J2	84,467	955,983	1,005,999	-	1,005,999	-	1,005,999	1,005,999	-	1,005,999
IS5M2	490,824	4,875,296	5,256,725	-	5,256,725	-	5,256,725	5,256,725	-	5,256,725
IS5S2	303,830	3,164,178	3,284,403	1	3,284,404	-	3,284,404	3,284,404	-	3,284,404
IVAVS2	767	10,199	10,536	2	10,538	-	10,538	2	10,536	10,538
IVBRA2	973,649	8,695,178	8,256,545	-	8,256,545	-	8,256,545	8,256,545	-	8,256,545
IVCPB2	324,550	1,889,545	1,840,197	-	1,840,197	1	1,840,196	1,840,196	-	1,840,196
IVCPBI	4,056,856	24,130,083	23,286,351	-	23,286,351	1	23,286,350	23,237,653	48,697	23,286,350
IVDDI	522,538	13,459,707	12,666,314	1	12,666,315	-	12,666,315	12,661,753	4,562	12,666,315
IVGMMI	411,507,833	411,507,833	411,507,833	12	411,507,845	-	411,507,845	410,833,015	674,830	411,507,845
IVGS1	1,083,177	11,076,135	11,178,390	-	11,178,390	1	11,178,389	11,178,389	-	11,178,389
IVHS	104,653	2,636,385	2,711,567	-	2,711,567	2	2,711,565	2,711,565	-	2,711,565
IVKEI1	549,986	9,925,501	9,063,775	1	9,063,776	-	9,063,776	9,063,776	-	9,063,776
IVMCC2	498,264	4,743,892	4,678,696	-	4,678,696	-	4,678,696	4,678,696	-	4,678,696
IVRE	973,311	14,822,093	13,606,890	1	13,606,891	-	13,606,891	13,606,707	184	13,606,891
IVT	793,502	12,730,386	14,679,790	-	14,679,790	-	14,679,790	14,679,790	-	14,679,790
OVGIS	214,292	4,625,156	3,807,970	-	3,807,970	-	3,807,970	3,807,970	-	3,807,970
OVGSS	373,384	14,670,750	13,255,126	-	13,255,126	1	13,255,125	13,254,241	884	13,255,125
OVIGS	4,098,701	8,503,087	8,771,220	-	8,771,220	-	8,771,220	8,771,220	-	8,771,220
OVSBS	350,159	1,512,284	1,547,701	-	1,547,701	1	1,547,700	1,547,700	-	1,547,700
WRASP	631,997	5,613,733	5,536,291	-	5,536,291	2	5,536,289	5,536,289	-	5,536,289
WRBDP	2,139,634	9,727,994	10,013,489	-	10,013,489	-	10,013,489	10,013,489	-	10,013,489
WRBP	535,362	3,380,921	2,890,952	-	2,890,952	-	2,890,952	2,890,952	-	2,890,952
WRDIV	14,419	77,024	70,219	-	70,219	-	70,219	70,219	-	70,219
WRENG	795,532	4,152,742	4,057,214	-	4,057,214	-	4,057,214	4,057,214	-	4,057,214
WRGNR	421,797	2,027,468	1,990,883	-	1,990,883	-	1,990,883	1,990,883	-	1,990,883
WRHIP	2,792,828	7,872,569	8,238,842	-	8,238,842	3	8,238,839	8,238,839	-	8,238,839
WRLTBP	807,709	3,768,000	3,812,387	1	3,812,388	-	3,812,388	3,812,388	-	3,812,388
WRMCG	1,676,388	19,598,841	16,763,877	-	16,763,877	2	16,763,875	16,752,377	11,498	16,763,875
WRSTP	348,136	7,839,047	7,996,693	-	7,996,693	2	7,996,691	7,996,691	-	7,996,691
WRVP	356,654	1,770,477	1,797,534	1	1,797,535	-	1,797,535	1,797,535	-	1,797,535
JABIN	1,064,605	45,679,654	48,205,302	1	48,205,303	-	48,205,303	48,170,229	35,074	48,205,303
JAEI	806,754	61,775,967	61,732,815	-	61,732,815	-	61,732,815	61,714,084	18,731	61,732,815
JAFBS	1,887,514	23,925,437	21,064,660	-	21,064,660	1	21,064,659	21,064,659	-	21,064,659
JAFRIN	291,674	14,001,710	13,810,773	-	13,810,773	-	13,810,773	13,810,773	-	13,810,773
JAGRIN	135,254	7,668,531	8,264,008	-	8,264,008	1	8,264,007	8,264,007	-	8,264,007

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
JAGSEI	1,963	17,741	20,498	-	20,498	-	20,498	20,498	-	20,498
JAGTS	6,399	91,647	102,769	-	102,769	-	102,769	102,769	-	102,769
JAIG	475,603	19,227,083	20,008,616	-	20,008,616	-	20,008,616	20,006,801	1,815	20,008,616
JARIN	106,610	4,058,569	4,813,456	1	4,813,457	-	4,813,457	4,813,457	-	4,813,457
JMCVIN	1,302,887	22,377,429	22,839,604	-	22,839,604	-	22,839,604	22,825,359	14,245	22,839,604
JHEVTN	2,076,248	19,988,630	20,845,527	1	20,845,528	-	20,845,528	20,809,969	35,559	20,845,528
LZREMS	833,344	16,527,376	17,358,560	-	17,358,560	2	17,358,558	17,357,791	767	17,358,558
LZRGDM	43,126	533,521	516,654	-	516,654	-	516,654	516,654	-	516,654
LZRIES	1,289,235	11,283,500	11,719,143	1	11,719,144	-	11,719,144	11,719,144	-	11,719,144
LZRUSM	228,950	3,627,522	3,090,826	-	3,090,826	1	3,090,825	3,090,825	-	3,090,825
LPVCAI	164,272	3,178,119	2,812,342	-	2,812,342	-	2,812,342	2,812,342	-	2,812,342
LPVCII	731,306	16,333,760	14,947,903	1	14,947,904	-	14,947,904	14,947,904	-	14,947,904
LVCLGI	574,735	19,377,289	22,225,014	-	22,225,014	1	22,225,013	22,225,013	-	22,225,013
SBVHY	222,565	1,353,520	1,339,842	-	1,339,842	-	1,339,842	1,339,842	-	1,339,842
SBVSG2	1,039,786	30,256,528	26,296,177	2	26,296,179	-	26,296,179	26,293,481	2,698	26,296,179
LOVBD	2,317,843	25,856,343	23,920,137	-	23,920,137	3	23,920,134	23,920,134	-	23,920,134
LOVCDG	414,494	7,070,945	6,718,941	-	6,718,941	2	6,718,939	6,718,939	-	6,718,939
LOVGI	109,233	3,788,909	3,938,926	-	3,938,926	-	3,938,926	3,938,926	-	3,938,926
MNCPS	794,184	11,760,753	11,640,520	-	11,640,520	-	11,640,520	11,633,027	7,493	11,640,520
MEGSS	271,167	15,965,131	15,098,602	-	15,098,602	-	15,098,602	15,094,114	4,488	15,098,602
MNDSC	496,922	6,090,423	5,018,916	-	5,018,916	-	5,018,916	5,018,916	-	5,018,916
MVFSC	671,377	14,742,065	13,904,220	-	13,904,220	2	13,904,218	13,902,513	1,705	13,904,218
MVIGSC	211,391	2,845,828	3,050,368	1	3,050,369	-	3,050,369	3,050,369	-	3,050,369
MGRFV	1,576,910	19,034,442	17,598,317	-	17,598,317	1	17,598,316	17,596,628	1,688	17,598,316
DTRTFY	3,457,798	31,881,831	29,495,018	-	29,495,018	-	29,495,018	29,495,018	-	29,495,018
GEM2	301,081	3,109,584	3,104,144	-	3,104,144	1	3,104,143	3,104,143	-	3,104,143
GIG	69,964	722,143	752,108	-	752,108	-	752,108	752,108	-	752,108
GVEXD	28,609,564	232,667,331	264,638,464	5	264,638,469	-	264,638,469	264,594,079	44,390	264,638,469
GVIXY	9,600,451	98,565,180	101,668,772	-	101,668,772	-	101,668,772	101,595,153	73,619	101,668,772
MCIFD	2,315,001	43,039,586	43,753,515	-	43,753,515	1	43,753,514	43,681,924	71,590	43,753,514
MSBF	92,394	817,106	772,418	-	772,418	-	772,418	772,418	-	772,418
NJMMAY	215,691	2,076,515	1,928,280	1	1,928,281	-	1,928,281	1,928,281	-	1,928,281
NVAMVX	23,036	371,785	386,080	-	386,080	1	386,079	386,079	-	386,079
NVBXD	4,644,717	44,789,292	42,731,397	1	42,731,398	-	42,731,398	42,699,933	31,465	42,731,398
NVDCAP	33,072	485,355	412,073	-	412,073	-	412,073	412,073	-	412,073
NVFIY	238,358	2,321,696	2,238,183	-	2,238,183	1	2,238,182	2,238,182	-	2,238,182
NVGEY	375,836	5,277,679	5,686,399	-	5,686,399	-	5,686,399	5,686,399	-	5,686,399

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVIDMP	91,709	735,214	789,614	-	789,614	-	789,614	789,614	-	789,614
NVLCPY	70,061	668,874	695,703	-	695,703	-	695,703	695,703	-	695,703
NVMIG6	5,787	41,830	44,614	-	44,614	-	44,614	44,614	-	44,614
NVMIVX	268,040	2,913,213	3,141,433	1	3,141,434	-	3,141,434	3,141,434	-	3,141,434
NVMLG1	82,742	663,673	703,311	-	703,311	-	703,311	703,311	-	703,311
NVMMG2	16,377	87,654	88,763	1	88,764	-	88,764	88,764	-	88,764
NVMMV1	342,791	2,805,314	2,625,780	1	2,625,781	-	2,625,781	2,625,781	-	2,625,781
NVNSR1	285,831	3,685,085	3,441,407	-	3,441,407	-	3,441,407	3,441,407	-	3,441,407
NVSIXD	12,192,672	106,538,231	98,272,936	-	98,272,936	-	98,272,936	98,218,941	53,995	98,272,936
SAMY	357,866,479	357,866,481	357,866,479	10	357,866,489	-	357,866,489	357,661,766	204,723	357,866,489
TRF	287,869	6,495,550	6,102,832	1	6,102,833	-	6,102,833	6,099,852	2,981	6,102,833
AMCG	91,912	2,531,724	2,447,610	-	2,447,610	1	2,447,609	2,447,609	-	2,447,609
AMRI	192,135	3,004,941	3,028,052	-	3,028,052	-	3,028,052	3,028,052	-	3,028,052
AMSRS	63,941	1,663,382	2,132,438	-	2,132,438	2	2,132,436	2,132,436	-	2,132,436
AMTB	559,375	5,388,674	5,392,372	-	5,392,372	1	5,392,371	5,392,371	-	5,392,371
NBARMS	119,104	1,082,589	1,123,148	-	1,123,148	-	1,123,148	1,123,148	-	1,123,148
NOTAG1	564	8,326	10,779	1	10,780	-	10,780	10,780	-	10,780
NOTAG2	32,003	572,311	601,662	1	601,663	-	601,663	601,663	-	601,663
NOTB1	11,454	242,827	154,974	-	154,974	-	154,974	154,974	-	154,974
NOTB2	122,653	1,593,462	1,712,238	1	1,712,239	-	1,712,239	1,712,239	-	1,712,239
NOTBBA	303,179	2,458,851	2,282,939	-	2,282,939	1	2,282,938	2,280,951	1,987	2,282,938
NOTBE2	95,947	1,240,541	1,285,685	-	1,285,685	1	1,285,684	1,285,684	-	1,285,684
NOTC2	144,304	1,795,583	1,786,487	-	1,786,487	2	1,786,485	1,786,485	-	1,786,485
NOTG1	653,889	7,299,304	7,970,913	1	7,970,914	-	7,970,914	7,970,914	-	7,970,914
NOTG2	101,775	1,764,161	1,247,762	1	1,247,763	-	1,247,763	1,247,763	-	1,247,763
NOTGR1	65,779	1,023,405	1,222,182	1	1,222,183	-	1,222,183	1,222,183	-	1,222,183
NOTGR2	122,719	2,147,110	2,222,448	-	2,222,448	-	2,222,448	2,222,448	-	2,222,448
NOTMD2	127,838	1,684,576	1,773,108	1	1,773,109	-	1,773,109	1,773,109	-	1,773,109
NOTMG1	26,221	291,125	315,969	-	315,969	1	315,968	315,968	-	315,968
NOTMG2	28,061	334,054	362,823	1	362,824	-	362,824	362,824	-	362,824
NOTMR1	14,426	169,988	202,255	-	202,255	-	202,255	202,255	-	202,255
NOVPDI	32,571	515,521	465,768	-	465,768	1	465,767	465,767	-	465,767
NOVPM	56,209	1,432,347	1,376,561	1	1,376,562	-	1,376,562	1,376,562	-	1,376,562
PMUBAM	1,633,350	15,472,973	14,177,480	-	14,177,480	-	14,177,480	14,138,050	39,430	14,177,480
PMVAAA	2,236,341	21,583,004	20,238,889	-	20,238,889	1	20,238,888	20,142,987	95,901	20,238,888
PMVAAI	68,951	683,863	634,347	-	634,347	-	634,347	634,347	-	634,347
PMVEBA	2,141,854	21,753,225	22,596,557	-	22,596,557	2	22,596,555	22,596,555	-	22,596,555

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVFBA	798,901	5,905,955	6,047,684	-	6,047,684	1	6,047,683	6,047,683	-	6,047,683
PMVFHA	4,270,918	43,215,750	41,983,127	-	41,983,127	1	41,983,126	41,968,623	14,503	41,983,126
PMVGBA	288,151	2,746,211	2,772,010	-	2,772,010	-	2,772,010	2,772,010	-	2,772,010
PMVHYA	4,931,015	33,834,994	35,404,690	-	35,404,690	-	35,404,690	35,369,616	35,074	35,404,690
PMVID	16,703,838	173,277,472	166,203,186	2	166,203,188	-	166,203,188	166,178,267	24,921	166,203,188
PMVLDA	2,988,817	29,227,549	28,692,646	2	28,692,648	-	28,692,648	28,692,648	-	28,692,648
PMVLGA	2,403,177	19,062,706	19,105,257	-	19,105,257	-	19,105,257	19,098,453	6,804	19,105,257
PMVRRA	2,253,934	29,230,755	26,078,018	-	26,078,018	-	26,078,018	26,069,290	8,728	26,078,018
PMVRSA	2,092,313	13,215,171	11,193,875	2	11,193,877	-	11,193,877	11,192,540	1,337	11,193,877
PMVTRA	14,548,103	149,935,476	133,551,581	1	133,551,582	-	133,551,582	133,477,978	73,604	133,551,582
PVGCBA	335,214	2,909,232	2,946,529	-	2,946,529	-	2,946,529	2,946,529	-	2,946,529
PVGDAA	209	1,872	1,419	2	1,421	-	1,421	1,421	-	1,421
PVGMAA	425,765	3,778,980	3,985,156	-	3,985,156	-	3,985,156	3,985,156	-	3,985,156
PVSTA	7,473,468	75,722,072	76,453,574	3	76,453,577	-	76,453,577	76,453,577	-	76,453,577
PROA30	22,614	805,870	802,348	1	802,349	-	802,349	802,349	-	802,349
PROAHY	223,376	5,355,415	5,528,560	-	5,528,560	-	5,528,560	5,528,560	-	5,528,560
PROBIO	30,057	1,862,587	2,006,628	-	2,006,628	2	2,006,626	2,006,626	-	2,006,626
PROBL	371,553	17,148,234	18,774,552	-	18,774,552	2	18,774,550	18,774,550	-	18,774,550
PROBM	34,269	2,774,378	2,929,328	-	2,929,328	-	2,929,328	2,929,328	-	2,929,328
PROBNK	54,831	1,368,837	1,500,186	-	1,500,186	-	1,500,186	1,500,186	-	1,500,186
PROBR	105,807	1,591,032	1,522,560	1	1,522,561	-	1,522,561	1,522,561	-	1,522,561
PROCG	44,521	2,004,691	1,964,725	-	1,964,725	-	1,964,725	1,964,725	-	1,964,725
PROCS	57,430	3,617,558	3,790,382	2	3,790,384	-	3,790,384	3,790,384	-	3,790,384
PROE30	99,483	2,431,409	2,576,617	1	2,576,618	-	2,576,618	2,576,618	-	2,576,618
PROEM	161,719	4,339,023	4,575,044	-	4,575,044	-	4,575,044	4,573,888	1,156	4,575,044
PROFIN	126,103	5,360,041	5,791,909	-	5,791,909	-	5,791,909	5,791,909	-	5,791,909
PROFUD	56,880	871,146	886,760	-	886,760	-	886,760	886,760	-	886,760
PROGMM	3,213,630	3,213,630	3,213,630	1	3,213,631	-	3,213,631	3,213,631	-	3,213,631
PROGVP	131,970	1,601,602	1,678,663	-	1,678,663	-	1,678,663	1,678,663	-	1,678,663
PROHC	72,643	4,878,700	4,846,039	-	4,846,039	1	4,846,038	4,840,564	5,474	4,846,038
PROIND	60,435	5,205,782	5,358,131	-	5,358,131	1	5,358,130	5,358,130	-	5,358,130
PROINT	8,797	178,192	181,044	-	181,044	-	181,044	181,044	-	181,044
PROJP	42,993	2,701,092	2,803,561	-	2,803,561	-	2,803,561	2,803,561	-	2,803,561
PROLCG	128,053	6,358,395	6,608,834	-	6,608,834	2	6,608,832	6,608,832	-	6,608,832
PROLCV	135,173	6,523,741	6,810,029	-	6,810,029	-	6,810,029	6,810,029	-	6,810,029
PROMC	45,066	722,888	753,052	-	753,052	1	753,051	753,051	-	753,051
PROMCG	64,196	2,187,334	2,343,156	-	2,343,156	2	2,343,154	2,343,154	-	2,343,154

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROMCV	51,270	2,022,318	2,156,936	-	2,156,936	2	2,156,934	2,156,934	-	2,156,934
PRON	827,095	44,260,100	47,864,012	-	47,864,012	-	47,864,012	47,864,012	-	47,864,012
PRONET	139,502	2,760,381	2,936,507	-	2,936,507	2	2,936,505	2,936,505	-	2,936,505
PROOG	175,763	7,511,552	7,415,433	-	7,415,433	-	7,415,433	7,415,433	-	7,415,433
PROPHR	15,077	477,607	518,511	-	518,511	1	518,510	518,510	-	518,510
PROPM	83,938	2,168,438	2,132,028	1	2,132,029	-	2,132,029	2,132,029	-	2,132,029
PRORE	31,980	1,438,762	1,516,155	-	1,516,155	2	1,516,153	1,516,153	-	1,516,153
PRORRO	31,699	1,561,805	1,416,955	-	1,416,955	-	1,416,955	1,416,955	-	1,416,955
PROSC	246,119	7,616,604	8,441,896	-	8,441,896	1	8,441,895	8,441,895	-	8,441,895
PROSCG	97,137	2,692,578	2,916,066	-	2,916,066	2	2,916,064	2,916,064	-	2,916,064
PROSCN	200,901	19,558,739	25,397,951	-	25,397,951	-	25,397,951	25,397,951	-	25,397,951
PROSCV	58,467	2,293,064	2,511,724	-	2,511,724	1	2,511,723	2,511,723	-	2,511,723
PROSEM	102	2,437	2,399	-	2,399	-	2,399	2,399	-	2,399
PROSIN	3,793	100,913	94,377	2	94,379	-	94,379	94,379	-	94,379
PROSMC	2,757	21,879	20,540	-	20,540	-	20,540	20,540	-	20,540
PROSN	111,838	1,473,804	1,374,491	-	1,374,491	1	1,374,490	1,374,490	-	1,374,490
PROSSC	27,634	714,218	610,436	-	610,436	-	610,436	610,436	-	610,436
PROTEC	129,793	8,546,702	8,979,085	-	8,979,085	2	8,979,083	8,979,083	-	8,979,083
PROTEL	40,153	1,405,475	1,531,449	-	1,531,449	1	1,531,448	1,531,448	-	1,531,448
PROUB	285,310	7,625,913	8,564,998	-	8,564,998	2	8,564,996	8,564,996	-	8,564,996
PROUMC	23,465	767,167	822,460	-	822,460	-	822,460	822,460	-	822,460
PROUN	586,122	16,301,283	18,134,603	-	18,134,603	-	18,134,603	18,134,603	-	18,134,603
PROUSC	125,870	1,702,582	1,738,268	-	1,738,268	1	1,738,267	1,738,267	-	1,738,267
PROUSN	14,554	538,587	515,077	-	515,077	10	515,067	515,067	-	515,067
PROUTL	129,488	4,470,379	4,846,727	1	4,846,728	-	4,846,728	4,846,728	-	4,846,728
PVAGIB	328,398	2,226,985	2,082,044	-	2,082,044	2	2,082,042	2,082,042	-	2,082,042
PVDIB	705,443	3,705,979	3,280,311	-	3,280,311	-	3,280,311	3,280,311	-	3,280,311
PVEIB	1,241,328	33,978,425	35,775,067	-	35,775,067	2	35,775,065	35,772,625	2,440	35,775,065
PVHYB	2,658,661	13,997,093	14,755,569	2	14,755,571	-	14,755,571	14,755,571	-	14,755,571
PVIB	675,671	6,321,258	5,601,311	-	5,601,311	1	5,601,310	5,601,310	-	5,601,310
PVIGIB	524,479	5,634,613	6,167,872	-	6,167,872	1	6,167,871	6,167,871	-	6,167,871
PVNOB	85,076	2,974,115	3,368,996	-	3,368,996	1	3,368,995	3,368,995	-	3,368,995
RWMVI	666,557	6,584,420	6,245,641	-	6,245,641	1	6,245,640	6,245,640	-	6,245,640
RWMVN	174,049	1,637,495	1,630,843	1	1,630,844	-	1,630,844	1,628,315	2,529	1,630,844
ROCMC	577,934	4,694,385	5,299,658	1	5,299,659	-	5,299,659	5,297,288	2,371	5,299,659
ROCSC	1,295,140	11,330,039	12,420,392	-	12,420,392	-	12,420,392	12,420,392	-	12,420,392
RLVGRE	28,387	423,006	380,107	2	380,109	-	380,109	380,109	-	380,109

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RLVIDM	11,009	122,563	132,443	1	132,444	-	132,444	132,444	-	132,444
RLVLBS	32,734	318,101	301,478	-	301,478	1	301,477	301,477	-	301,477
RLVLEG	8,844	78,982	80,212	-	80,212	1	80,211	80,211	-	80,211
RLVLMS	18,351	182,646	170,112	-	170,112	-	170,112	170,112	-	170,112
RLVSB	26,107	269,481	230,522	-	230,522	1	230,521	230,521	-	230,521
RLVUSC	2,372	35,345	33,405	-	33,405	-	33,405	33,405	-	33,405
RLVUSE	13,744	237,114	263,340	-	263,340	-	263,340	263,340	-	263,340
TRBCG2	2,198,408	94,209,715	95,718,689	-	95,718,689	1	95,718,688	95,710,647	8,041	95,718,688
TREI2	801,737	22,244,749	22,119,918	-	22,119,918	2	22,119,916	22,119,916	-	22,119,916
TRHS2	523,883	29,091,732	27,163,319	-	27,163,319	-	27,163,319	27,162,088	1,231	27,163,319
TRLT2	3,529,804	16,630,954	16,378,293	-	16,378,293	-	16,378,293	16,378,293	-	16,378,293
TRMCG2	26,037	686,225	703,507	-	703,507	-	703,507	703,507	-	703,507
TAVV	208,156	4,722,992	4,843,783	-	4,843,783	1	4,843,782	4,839,517	4,265	4,843,782
VVGGS	1,089,924	8,917,370	9,133,566	-	9,133,566	-	9,133,566	9,133,566	-	9,133,566
VWBF	299,828	2,236,077	2,284,687	-	2,284,687	1	2,284,686	2,282,501	2,185	2,284,686
VWEM	1,998,205	18,539,990	18,403,466	-	18,403,466	-	18,403,466	18,400,064	3,402	18,403,466
VWHA	273,186	7,913,686	7,264,013	-	7,264,013	-	7,264,013	7,264,013	-	7,264,013
VVB	9,365,324	221,705,442	218,118,402	-	218,118,402	3	218,118,399	218,089,878	28,521	218,118,399
VVCA	1,611,289	41,054,054	39,379,902	-	39,379,902	-	39,379,902	39,374,443	5,459	39,379,902
VVCG	1,691,118	73,914,781	78,434,054	-	78,434,054	2	78,434,052	78,354,384	79,668	78,434,052
VVDV	3,783,959	56,838,466	59,143,276	4	59,143,280	-	59,143,280	59,137,153	6,127	59,143,280
VVEI	10,317,212	237,942,477	246,684,543	3	246,684,546	-	246,684,546	246,640,695	43,851	246,684,546
VVEIX	7,572,207	395,137,747	461,071,702	-	461,071,702	1	461,071,701	460,873,732	197,969	461,071,701
VVG	6,098,095	157,524,905	154,525,733	1	154,525,734	-	154,525,734	154,465,538	60,196	154,525,734
VVGBI	1,246,251	24,407,106	23,180,262	-	23,180,262	-	23,180,262	23,180,262	-	23,180,262
VVHGB	55,662,263	650,300,605	591,689,856	13	591,689,869	-	591,689,869	591,248,462	441,407	591,689,869
VVHYB	9,074,428	64,664,041	66,878,536	1	66,878,537	-	66,878,537	66,834,123	44,414	66,878,537
VVI	7,258,808	208,882,035	178,348,915	4	178,348,919	-	178,348,919	178,272,801	76,118	178,348,919
VVMA	1,327,121	39,578,678	38,632,493	-	38,632,493	-	38,632,493	38,631,874	619	38,632,493
VVMCI	7,929,250	183,450,407	189,746,946	-	189,746,946	1	189,746,945	189,716,174	30,771	189,746,945
VVREI	8,875,131	112,620,479	105,791,564	1	105,791,565	-	105,791,565	105,745,143	46,422	105,791,565
VVSCG	1,311,891	24,842,195	23,102,401	-	23,102,401	2	23,102,399	23,061,923	40,476	23,102,399
VVSTC	32,197,383	338,429,882	331,955,018	-	331,955,018	1	331,955,017	331,798,390	156,627	331,955,017
VVTISI	6,585,290	139,100,535	138,883,774	-	138,883,774	-	138,883,774	138,868,627	15,147	138,883,774
VVTSM	9,797,064	440,530,573	484,464,808	3	484,464,811	-	484,464,811	484,358,314	106,497	484,464,811
VRVDIA	114,206	1,586,107	1,536,076	1	1,536,077	-	1,536,077	1,536,077	-	1,536,077
VRVDRA	282,391	6,194,472	5,489,685	-	5,489,685	-	5,489,685	5,486,437	3,248	5,489,685
VRVNMA	1,156,477	10,572,397	9,841,622	-	9,841,622	2	9,841,620	9,841,620	-	9,841,620

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ABIGB	ABSCGB	ABTGB	ALVDAB	ALVGIA	ALVIVB	ALVSVB	APTGBS
Reinvested dividends	$-	-	911	985	288,576	8,552	91,667	38,299
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	911	985	288,576	8,552	91,667	38,299

Realized gain (loss) on investments	(214,211)	(31,851)	(653,733)	(38,867)	305,411	25,690	(1,135,374)	303,918
Change in unrealized gain (loss) on investments	291,679	167,298	950,055	63,785	106,040	138,641	1,922,693	1,495,203

Net gain (loss) on investments	77,468	135,447	296,322	24,918	411,451	164,331	787,319	1,799,121

Reinvested capital gains	34,233	-	196,373	-	1,517,544	-	963,772	-

Net increase (decrease) in contract owners’ equity resulting from operations	$111,701	135,447	493,606	25,903	2,217,571	172,883	1,842,758	1,837,420

Investment Activity*:	AASCO	ALCAI2	ALCGI2	ALMGI2	SVDF	SVOF	AAEIP3	AAGEA2
Reinvested dividends	$-	-	-	-	-	-	321,456	148,861
Mortality and expense risk charges (note 2)	(74)	(1,200)	(102)	(941)	(1,797)	-	-	-

Net investment income (loss)	(74)	(1,200)	(102)	(941)	(1,797)	-	321,456	148,861

Realized gain (loss) on investments	(202)	(4,001,898)	(3,334,964)	(146,958)	(996,011)	(43,639)	215,772	102,541
Change in unrealized gain (loss) on investments	2,280	9,680,590	5,858,307	1,010,895	1,666,053	131,970	656,794	992,512

Net gain (loss) on investments	2,078	5,678,692	2,523,343	863,937	670,042	88,331	872,566	1,095,053

Reinvested capital gains	-	-	-	-	-	46,289	115,147	185,699

Net increase (decrease) in contract owners’ equity resulting from operations	$2,004	5,677,492	2,523,241	862,996	668,245	134,620	1,309,169	1,429,613

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ABEAA2	ACEAA2	AGEAA2	ARLPE3	AUGEA2	ACVB	ACVI	ACVIG
Reinvested dividends	$362,462	99,531	183,818	-	91,674	276,870	46,057	251,112
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(125)	(19)

Net investment income (loss)	362,462	99,531	183,818	-	91,674	276,870	45,932	251,093

Realized gain (loss) on investments	(238,119)	(153,910)	(33,700)	(30,582)	(127,126)	(545,004)	(308,278)	(4,154,058)
Change in unrealized gain (loss) on investments	1,466,219	407,158	1,032,740	169,800	396,486	2,180,046	632,554	5,206,250

Net gain (loss) on investments	1,228,100	253,248	999,040	139,218	269,360	1,635,042	324,276	1,052,192

Reinvested capital gains	421,892	50,217	237,967	-	42,634	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,012,454	402,996	1,420,825	139,218	403,668	1,911,912	370,208	1,303,285

Investment Activity*:	ACVIP2	ACVLVI	ACVMV1	ACVU1	ACVV	AMVAA4	AMVBC4	AMVBD4
Reinvested dividends	$705,645	209,108	119,944	-	208,969	1,189,908	753,651	2,112,645
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	705,645	209,108	119,944	-	208,969	1,189,908	753,651	2,112,645

Realized gain (loss) on investments	(2,985,378)	46,922	(131,991)	(2,386,164)	14,342	(146,689)	375,628	(2,582,645)
Change in unrealized gain (loss) on investments	3,002,633	(238,970)	(424,532)	8,097,986	(369,008)	4,283,354	5,483,658	3,389,328

Net gain (loss) on investments	17,255	(192,048)	(556,523)	5,711,822	(354,666)	4,136,665	5,859,286	806,683

Reinvested capital gains	-	232,522	664,012	1,149,289	850,335	2,374,294	360,024	-

Net increase (decrease) in contract owners’ equity resulting from operations	$722,900	249,582	227,433	6,861,111	704,638	7,700,867	6,972,961	2,919,328

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	AMVCB4	AMVGB4	AMVGG4	AMVGI4	AMVGR4	AMVGS4	AMVGW4	AMVHI4
Reinvested dividends	$515,157	-	173,778	552,210	156,781	2,876	292,511	1,231,262
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	515,157	-	173,778	552,210	156,781	2,876	292,511	1,231,262

Realized gain (loss) on investments	120,068	(282,642)	(4,214,339)	1,285,121	1,491,655	(6,452,761)	(297,965)	(231,855)
Change in unrealized gain (loss) on investments	885,548	499,403	6,764,918	6,148,454	21,531,717	7,281,524	2,772,782	692,587

Net gain (loss) on investments	1,005,616	216,761	2,550,579	7,433,575	23,023,372	828,763	2,474,817	460,732

Reinvested capital gains	-	-	2,189,644	2,527,436	5,182,054	161,046	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,520,773	216,761	4,914,001	10,513,221	28,362,207	992,685	2,767,328	1,691,994

Investment Activity*:	AMVI4	AMVIG4	AMVM4	AMVNW4	AMVUA4	AVPAP2	AVRBP2	AVRGP2
Reinvested dividends	$237,014	428,003	663,030	930,413	694,526	131,062	34,589	181
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	237,014	428,003	663,030	930,413	694,526	131,062	34,589	181

Realized gain (loss) on investments	(1,011,805)	(3,078,249)	(943,064)	(110,593)	(2,491,921)	(222,354)	(40,083)	2,114
Change in unrealized gain (loss) on investments	4,036,397	4,950,240	807,448	9,764,506	2,134,127	(56,998)	(56,522)	4,931

Net gain (loss) on investments	3,024,592	1,871,991	(135,616)	9,653,913	(357,794)	(279,352)	(96,605)	7,045

Reinvested capital gains	-	-	-	-	-	839,424	241,714	7,117

Net increase (decrease) in contract owners’ equity resulting from operations	$3,261,606	2,299,994	527,414	10,584,326	336,732	691,134	179,698	14,343

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	AVRIP2	PIHYB2	PIVB2	PIVEI2	PIVF2	PIVMV2	PIVSI2	BRVED3
Reinvested dividends	$563	69,195	825,113	71,228	47,645	82,138	415,443	436,333
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	563	69,195	825,113	71,228	47,645	82,138	415,443	436,333

Realized gain (loss) on investments	(40)	(15,400)	(1,207,812)	(550,400)	(2,041,140)	(723,571)	(677,260)	(1,344,693)
Change in unrealized gain (loss) on investments	(940)	123,075	1,860,204	468,278	3,809,340	535,733	1,132,139	2,458,153

Net gain (loss) on investments	(980)	107,675	652,392	(82,122)	1,768,200	(187,838)	454,879	1,113,460

Reinvested capital gains	2,543	-	-	341,438	397,321	552,883	-	1,151,256

Net increase (decrease) in contract owners’ equity resulting from operations	$2,126	176,870	1,477,505	330,544	2,213,166	447,183	870,322	2,701,049

Investment Activity*:	BRVHY3	BRVTR3	BVLCC3	BVLCV3	BVLFG3	MLVGA3	BRVCA3	DSIF
Reinvested dividends	$2,356,602	1,101,239	50,062	108,655	-	660,174	-	574,670
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	(74,720)

Net investment income (loss)	2,356,602	1,101,239	50,062	108,655	-	660,174	-	499,950

Realized gain (loss) on investments	(539,171)	(1,468,298)	(1,099,320)	(263,151)	(523,393)	(463,414)	-	990,587
Change in unrealized gain (loss) on investments	2,564,505	1,992,676	3,051,886	828,398	5,107,638	2,699,770	2,519	5,998,933

Net gain (loss) on investments	2,025,334	524,378	1,952,566	565,247	4,584,245	2,236,356	2,519	6,989,520

Reinvested capital gains	-	-	-	317,143	316,320	-	452	1,446,487

Net increase (decrease) in contract owners’ equity resulting from operations	$4,381,936	1,625,617	2,002,628	991,045	4,900,565	2,896,530	2,971	8,935,957

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	DSRG	DVSCS	CVSBF	CLVGT2	CLVLV1	CLVSI2	CLVSV1	CSCRS
Reinvested dividends	$55,352	332,143	125,467	-	-	317,128	-	1,139,844
Mortality and expense risk charges (note 2)	(43)	-	-	-	-	-	-	-

Net investment income (loss)	55,309	332,143	125,467	-	-	317,128	-	1,139,844

Realized gain (loss) on investments	(648,623)	(2,326,539)	(138,123)	(6,118,047)	1,713,668	142,121	(373,843)	(1,469,397)
Change in unrealized gain (loss) on investments	1,341,280	4,866,973	1,018,383	12,930,851	(706,590)	448,003	616,361	(213,658)

Net gain (loss) on investments	692,657	2,540,434	880,260	6,812,804	1,007,078	590,124	242,518	(1,683,055)

Reinvested capital gains	888,854	1,733,893	30,056	1,283,666	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,636,820	4,606,470	1,035,783	8,096,470	1,007,078	907,252	242,518	(543,211)

Investment Activity*:	DWVSVS	DFVEA	DFVGB	DFVGMI	DFVIS	DFVIV	DFVSTF	DFVULV
Reinvested dividends	$58,131	1,574,440	4,488,943	2,097,114	2,193,162	6,196,314	4,813,447	3,859,164
Mortality and expense risk charges (note 2)	-	(230,226)	(281,655)	(261,225)	(188,803)	(360,881)	(357,959)	(492,893)

Net investment income (loss)	58,131	1,344,214	4,207,288	1,835,889	2,004,359	5,835,433	4,455,488	3,366,271

Realized gain (loss) on investments	(67,212)	1,965,412	(1,651,823)	806,871	(1,303,698)	123,075	247,812	4,562,741
Change in unrealized gain (loss) on investments	415,715	7,420,574	2,834,248	6,656,024	8,375,918	13,020,388	946,206	7,036,341

Net gain (loss) on investments	348,503	9,385,986	1,182,425	7,462,895	7,072,220	13,143,463	1,194,018	11,599,082

Reinvested capital gains	389,628	1,570,267	-	853,403	-	1,236,569	-	2,352,050

Net increase (decrease) in contract owners’ equity resulting from operations	$796,262	12,300,467	5,389,713	10,152,187	9,076,579	20,215,465	5,649,506	17,317,403

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	DFVUTV	ETVFR	FHIB	FVK2S	FVU2	FB2	FC2	FDCA2
Reinvested dividends	$2,249,857	4,634,001	611,502	-	144,663	659,770	102,918	94
Mortality and expense risk charges (note 2)	(396,681)	-	(14)	-	-	-	-	-

Net investment income (loss)	1,853,176	4,634,001	611,488	-	144,663	659,770	102,918	94

Realized gain (loss) on investments	3,429,124	(2,201,274)	(856,373)	(757,020)	(154,558)	(785,325)	1,333,771	97
Change in unrealized gain (loss) on investments	10,766,341	3,530,325	1,661,572	937,181	736,228	6,208,809	7,352,855	16,491

Net gain (loss) on investments	14,195,465	1,329,051	805,199	180,161	581,670	5,423,484	8,686,626	16,588

Reinvested capital gains	10,011,417	-	-	-	-	1,308,760	1,397,647	4,053

Net increase (decrease) in contract owners’ equity resulting from operations	$26,060,058	5,963,052	1,416,687	180,161	726,333	7,392,014	10,187,191	20,735

Investment Activity*:	FDSCS2	FEI2	FG2	FGI2	FGO2	FHI2	FIGBP2	FMC2
Reinvested dividends	$144,926	198,508	1,298	133,215	-	541,750	2,166,806	42,685
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	144,926	198,508	1,298	133,215	-	541,750	2,166,806	42,685

Realized gain (loss) on investments	(1,092,390)	(147,602)	(2,009,521)	375,392	(8,190,544)	(278,805)	(4,791,837)	223,818
Change in unrealized gain (loss) on investments	4,260,596	641,264	11,876,630	662,196	20,433,307	245,315	7,608,223	886,878

Net gain (loss) on investments	3,168,206	493,662	9,867,109	1,037,588	12,242,763	(33,490)	2,816,386	1,110,696

Reinvested capital gains	-	340,638	2,546,284	348,381	-	-	-	316,593

Net increase (decrease) in contract owners’ equity resulting from operations	$3,313,132	1,032,808	12,414,691	1,519,184	12,242,763	508,260	4,983,192	1,469,974

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FNRS2	FO2	FRESS2	FV2	FVF202	FVF502	FVF602	FVF702
Reinvested dividends	$386,367	74,149	177,043	181,007	491	3	17,890	36
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	386,367	74,149	177,043	181,007	491	3	17,890	36

Realized gain (loss) on investments	493,625	(9,140)	(787,612)	26,843	-	(121)	(903)	-
Change in unrealized gain (loss) on investments	(1,207,195)	1,427,881	904,841	1,479,495	539	138	88,644	236

Net gain (loss) on investments	(713,570)	1,418,741	117,229	1,506,338	539	17	87,741	236

Reinvested capital gains	-	24,844	381,499	612,850	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(327,203)	1,517,734	675,771	2,300,195	1,030	20	105,631	272

Investment Activity*:	FVFI2	FVFRHI	FVICA2	FVSIS2	FVSS2	FVTV2	FEOVF	FTVGI2
Reinvested dividends	$126,695	424,109	48,108	1,719,027	38,702	535	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	126,695	424,109	48,108	1,719,027	38,702	535	-	-

Realized gain (loss) on investments	(216,231)	25,498	542,429	(168,235)	20,423	(1,141)	(826,327)	(263,796)
Change in unrealized gain (loss) on investments	314,102	(90,867)	6,665,334	1,723,975	394,424	4,757	2,005,557	516,376

Net gain (loss) on investments	97,871	(65,369)	7,207,763	1,555,740	414,847	3,616	1,179,230	252,580

Reinvested capital gains	-	-	-	-	158,476	-	2,928,467	-

Net increase (decrease) in contract owners’ equity resulting from operations	$224,566	358,740	7,255,871	3,274,767	612,025	4,151	4,107,697	252,580

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FTVGR2	FTVIS2	FTVMS2	FTVRD2	FTVSI2	FTVUG2	GVGMNS	GVMSA
Reinvested dividends	$110,838	984,227	45,402	193,771	413,381	158,014	-	403,301
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	110,838	984,227	45,402	193,771	413,381	158,014	-	403,301

Realized gain (loss) on investments	(725,947)	(552,724)	(71,461)	(1,732,103)	(237,163)	(201,837)	(27,475)	69,854
Change in unrealized gain (loss) on investments	1,150,246	(16,938)	114,569	1,376,343	582,243	302,210	34,086	(27,556)

Net gain (loss) on investments	424,299	(569,662)	43,108	(355,760)	345,080	100,373	6,611	42,298

Reinvested capital gains	-	1,193,198	208,974	2,223,869	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$535,137	1,607,763	297,484	2,061,880	758,461	258,387	6,611	445,599

Investment Activity*:	GVFRB	GVLCVB	GVR2XS	GVRUGM	GVTRBE	RAF	RBF	RBKF
Reinvested dividends	$968,826	592	1,572	5,417	2,924,887	3,671	-	23,557
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	968,826	592	1,572	5,417	2,924,887	3,671	-	23,557

Realized gain (loss) on investments	1,182,407	102	129,346	-	(3,074,859)	(1,025,202)	(153,297)	(30,748)
Change in unrealized gain (loss) on investments	767,067	(1,172)	64,817	-	5,423,020	(103,291)	147,028	124,486

Net gain (loss) on investments	1,949,474	(1,070)	194,163	-	2,348,161	(1,128,493)	(6,269)	93,738

Reinvested capital gains	-	3,507	-	1	-	-	23,668	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,918,300	3,029	195,735	5,418	5,273,048	(1,124,822)	17,399	117,295

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RBMF	RCPF	RELF	RENF	RESF	RFSF	RHCF	RHYS
Reinvested dividends	$-	44,936	-	500,644	-	-	-	138,603
Mortality and expense risk charges (note 2)	(19)	-	(484)	(3,757)	(415)	-	(12)	-

Net investment income (loss)	(19)	44,936	(484)	496,887	(415)	-	(12)	138,603

Realized gain (loss) on investments	(170,446)	(559,263)	1,736,301	(1,639,318)	975,299	41,010	29,666	43,533
Change in unrealized gain (loss) on investments	37,146	93,082	2,303,418	(7,024)	(740,139)	331,560	(43,056)	240,040

Net gain (loss) on investments	(133,300)	(466,181)	4,039,719	(1,646,342)	235,160	372,570	(13,390)	283,573

Reinvested capital gains	-	16,752	270,346	-	-	-	145,338	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(133,319)	(404,493)	4,309,581	(1,149,455)	234,745	372,570	131,936	422,176

Investment Activity*:	RINF	RJNF	RLCE	RLCJ	RLF	RMED	RMEK	RNF
Reinvested dividends	$-	-	5,003	853	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	5,003	853	-	-	-	-

Realized gain (loss) on investments	161,404	28,003	234,527	15,496	(312,892)	27,299	(22,428)	1,315,281
Change in unrealized gain (loss) on investments	794,664	(37,897)	28,194	43,442	102,637	25,472	65,451	789,677

Net gain (loss) on investments	956,068	(9,894)	262,721	58,938	(210,255)	52,771	43,023	2,104,958

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$956,068	(9,894)	267,724	59,791	(210,255)	52,771	43,023	2,104,958

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ROF	RPMF	RREF	RRF	RSRF	RTEC	RTEL	RTF
Reinvested dividends	$-	9,683	11,215	-	5,156	-	8,936	11,673
Mortality and expense risk charges (note 2)	(493)	(66)	-	-	-	-	-	-

Net investment income (loss)	(493)	9,617	11,215	-	5,156	-	8,936	11,673

Realized gain (loss) on investments	7,730,097	(242,449)	(199,551)	58,709	84,522	809,798	(268,808)	3,036,495
Change in unrealized gain (loss) on investments	3,621,151	(432,217)	122,422	70,070	154,654	921,953	139,333	2,194,400

Net gain (loss) on investments	11,351,248	(674,666)	(77,129)	128,779	239,176	1,731,751	(129,475)	5,230,895

Reinvested capital gains	-	-	33,771	-	-	85,448	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,350,755	(665,049)	(32,143)	128,779	244,332	1,817,199	(120,539)	5,242,568

Investment Activity*:	RTRF	RUF	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD
Reinvested dividends	$-	17,446	91,154	66,140	161,564	418,380	-	1,528
Mortality and expense risk charges (note 2)	-	-	-	(8)	-	-	(34)	-

Net investment income (loss)	-	17,446	91,154	66,132	161,564	418,380	(34)	1,528

Realized gain (loss) on investments	(305,773)	(192,251)	(584,525)	(954,328)	(142,035)	(997,809)	33,514,163	(221,131)
Change in unrealized gain (loss) on investments	214,718	(88,849)	210,319	328,689	215,839	(36,629)	8,027,217	64,029

Net gain (loss) on investments	(91,055)	(281,100)	(374,206)	(625,639)	73,804	(1,034,438)	41,541,380	(157,102)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(91,055)	(263,654)	(283,052)	(559,507)	235,368	(616,058)	41,541,346	(155,574)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RVIMC	RVISC	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU
Reinvested dividends	$230	-	-	48,480	9,779	-	-	283,586
Mortality and expense risk charges (note 2)	-	-	-	(17)	-	(15)	(87)	-

Net investment income (loss)	230	-	-	48,463	9,779	(15)	(87)	283,586

Realized gain (loss) on investments	(6,248)	(75,331)	(267,124)	(588,685)	836,443	(24,242)	(216,808)	(315,481)
Change in unrealized gain (loss) on investments	(6,448)	(74,448)	265,997	254,515	440,106	(14,409)	481,390	62,425

Net gain (loss) on investments	(12,696)	(149,779)	(1,127)	(334,170)	1,276,549	(38,651)	264,582	(253,056)

Reinvested capital gains	-	-	-	-	-	-	-	180,416

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,466)	(149,779)	(1,127)	(285,707)	1,286,328	(38,666)	264,495	210,946

Investment Activity*:	RVSCG	RVSCV	RVSDL	RVWDL	SBLD	SBLJ	SBLP	SBLQ
Reinvested dividends	$1,601	-	1,915	250	1,811	28,310	179,289	13,219
Mortality and expense risk charges (note 2)	-	(12)	-	-	-	-	-	-

Net investment income (loss)	1,601	(12)	1,915	250	1,811	28,310	179,289	13,219

Realized gain (loss) on investments	51,203	(782,327)	(137,058)	7,103	(138)	(388,043)	(99,110)	(42,748)
Change in unrealized gain (loss) on investments	220,813	788,422	96,413	(7,297)	6,120	874,114	406,984	35,669

Net gain (loss) on investments	272,016	6,095	(40,645)	(194)	5,982	486,071	307,874	(7,079)

Reinvested capital gains	-	-	-	-	-	-	-	64,479

Net increase (decrease) in contract owners’ equity resulting from operations	$273,617	6,083	(38,730)	56	7,793	514,381	487,163	70,619

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	SBLX	SBLY	ACC1	ACGI	AVGI	AVHY1	AVIE	IN1BD2
Reinvested dividends	$24	21,625	259,894	32,539	4,229	42,411	6,353	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	(15)	-	-

Net investment income (loss)	24	21,625	259,894	32,539	4,229	42,396	6,353	-

Realized gain (loss) on investments	-	(281,902)	61,028	(226,474)	(111,547)	44,340	(302,022)	1,372
Change in unrealized gain (loss) on investments	310	707,732	27,027	203,066	229,587	534,082	908,607	4,355

Net gain (loss) on investments	310	425,830	88,055	(23,408)	118,040	578,422	606,585	5,727

Reinvested capital gains	-	-	1,599,819	258,557	13,647	-	2,379	-

Net increase (decrease) in contract owners’ equity resulting from operations	$334	447,455	1,947,768	267,688	135,916	620,818	615,317	5,727

Investment Activity*:	IN1BJ2	IN1BM2	IN1BS2	IS5D2	IS5J2	IS5M2	IS5S2	IVAVS2
Reinvested dividends	$-	-	-	-	-	-	-	108
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	108

Realized gain (loss) on investments	3,691	9,429	8,995	7,068	8,503	30,427	28,374	(8,934)
Change in unrealized gain (loss) on investments	(21,427)	77,813	11,656	40,001	50,016	381,429	120,225	5,285

Net gain (loss) on investments	(17,736)	87,242	20,651	47,069	58,519	411,856	148,599	(3,649)

Reinvested capital gains	83,608	146,054	12,887	10,322	14,504	157,493	85,398	6,026

Net increase (decrease) in contract owners’ equity resulting from operations	$65,872	233,296	33,538	57,391	73,023	569,349	233,997	2,485

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	IVBRA2	IVCPB2	IVCPBI	IVDDI	IVGMMI	IVGS1	IVHS	IVKEI1
Reinvested dividends	$-	44,608	594,327	256,225	22,130,634	224,470	-	188,657
Mortality and expense risk charges (note 2)	-	-	-	-	(775)	-	-	-

Net investment income (loss)	-	44,608	594,327	256,225	22,129,859	224,470	-	188,657

Realized gain (loss) on investments	(723,728)	(26,597)	(1,951,230)	(835,031)	-	(356,540)	(431,221)	(40,111)
Change in unrealized gain (loss) on investments	1,176,699	92,388	2,577,552	800,457	-	558,195	415,271	254,861

Net gain (loss) on investments	452,971	65,791	626,322	(34,574)	-	201,655	(15,950)	214,750

Reinvested capital gains	-	-	-	1,055,214	-	-	-	494,053

Net increase (decrease) in contract owners’ equity resulting from operations	$452,971	110,399	1,220,649	1,276,865	22,129,859	426,125	(15,950)	897,460

Investment Activity*:	IVMCC2	IVRE	IVT	OVGIS	OVGSS	OVIGS	OVSBS	WRASP
Reinvested dividends	$1,346	181,217	-	18,594	-	27,174	-	114,698
Mortality and expense risk charges (note 2)	-	(804)	(49)	-	-	-	-	-

Net investment income (loss)	1,346	180,413	(49)	18,594	-	27,174	-	114,698

Realized gain (loss) on investments	(62,649)	(360,493)	1,442,184	(717,766)	(505,527)	(2,433,714)	(89,124)	(93,504)
Change in unrealized gain (loss) on investments	602,232	1,334,106	2,660,449	1,168,083	2,702,434	4,171,000	187,370	580,862

Net gain (loss) on investments	539,583	973,613	4,102,633	450,317	2,196,907	1,737,286	98,246	487,358

Reinvested capital gains	-	-	-	265,482	1,483,712	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$540,929	1,154,026	4,102,584	734,393	3,680,619	1,764,460	98,246	602,056

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	WRBDP	WRBP	WRDIV	WRENG	WRGNR	WRHIP	WRLTBP	WRMCG
Reinvested dividends	$229,010	20,765	1,173	132,812	79,298	563,732	77,909	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	229,010	20,765	1,173	132,812	79,298	563,732	77,909	-

Realized gain (loss) on investments	(559,683)	(62,569)	(16)	(138,082)	(159,185)	(167,153)	(92,285)	(3,631,194)
Change in unrealized gain (loss) on investments	854,534	444,449	6,432	65,226	1,241	412,881	189,663	4,512,476

Net gain (loss) on investments	294,851	381,880	6,416	(72,856)	(157,944)	245,728	97,378	881,282

Reinvested capital gains	-	-	1,089	-	-	-	-	1,883,341

Net increase (decrease) in contract owners’ equity resulting from operations	$523,861	402,645	8,678	59,956	(78,646)	809,460	175,287	2,764,623

Investment Activity*:	WRSTP	WRVP	JABIN	JAEI	JAFBS	JAFRIN	JAGRIN	JAGSEI
Reinvested dividends	$-	17,838	980,318	93,260	732,086	23,791	65,427	81
Mortality and expense risk charges (note 2)	-	-	-	(806)	-	-	(329)	-

Net investment income (loss)	-	17,838	980,318	92,454	732,086	23,791	65,098	81

Realized gain (loss) on investments	(2,033,246)	(183,069)	704,984	(1,275,449)	(262,927)	(1,011,872)	52,601	-
Change in unrealized gain (loss) on investments	4,089,114	97,546	5,045,354	6,537,095	544,738	4,894,222	1,285,777	2,757

Net gain (loss) on investments	2,055,868	(85,523)	5,750,338	5,261,646	281,811	3,882,350	1,338,378	2,757

Reinvested capital gains	411,295	172,572	-	3,296,056	-	-	188,230	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,467,163	104,887	6,730,656	8,650,156	1,013,897	3,906,141	1,591,706	2,838

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	JAGTS	JAIG	JARIN	JMCVIN	JHEVTN	LZREMS	LZRGDM	LZRIES
Reinvested dividends	$-	303,250	5,430	252,237	312,543	886,930	-	150,404
Mortality and expense risk charges (note 2)	-	-	(602)	-	(19,158)	-	-	-

Net investment income (loss)	-	303,250	4,828	252,237	293,385	886,930	-	150,404

Realized gain (loss) on investments	1,369	(132,004)	(387,298)	1,048,817	172,662	(193,626)	(39,974)	(1,755,070)
Change in unrealized gain (loss) on investments	36,005	1,473,920	1,891,566	617,955	2,209,310	2,821,751	60,877	3,000,554

Net gain (loss) on investments	37,374	1,341,916	1,504,268	1,666,772	2,381,972	2,628,125	20,903	1,245,484

Reinvested capital gains	-	-	-	634,261	-	-	36,607	-

Net increase (decrease) in contract owners’ equity resulting from operations	$37,374	1,645,166	1,509,096	2,553,270	2,675,357	3,515,055	57,510	1,395,888

Investment Activity*:	LZRUSM	LPVCAI	LPVCII	LVCLGI	SBVHY	SBVSG2	LOVBD	LOVCDG
Reinvested dividends	$-	7,906	289,755	-	72,959	-	1,189,558	52,861
Mortality and expense risk charges (note 2)	-	-	-	(492)	-	-	-	-

Net investment income (loss)	-	7,906	289,755	(492)	72,959	-	1,189,558	52,861

Realized gain (loss) on investments	(341,944)	(734,188)	(810,821)	817,521	(283,264)	(3,921,663)	(2,387,553)	(552,551)
Change in unrealized gain (loss) on investments	613,337	1,019,838	414,874	6,156,479	323,846	6,141,981	2,686,689	1,015,403

Net gain (loss) on investments	271,393	285,650	(395,947)	6,974,000	40,582	2,220,318	299,136	462,852

Reinvested capital gains	-	266,892	1,936,510	171,720	-	-	-	371,305

Net increase (decrease) in contract owners’ equity resulting from operations	$271,393	560,448	1,830,318	7,145,228	113,541	2,220,318	1,488,694	887,018

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	LOVGI	MNCPS	MEGSS	MNDSC	MVFSC	MVIGSC	MGRFV	DTRTFY
Reinvested dividends	$35,422	227,490	-	-	196,050	23,796	304,849	1,023,315
Mortality and expense risk charges (note 2)	(820)	-	-	-	-	-	-	(26,798)

Net investment income (loss)	34,602	227,490	-	-	196,050	23,796	304,849	996,517

Realized gain (loss) on investments	28,454	(1,911,280)	(1,610,277)	(699,156)	(347,605)	10,169	58,370	(2,421,569)
Change in unrealized gain (loss) on investments	313,311	2,585,521	4,341,287	1,219,642	125,563	198,209	(786,453)	3,242,633

Net gain (loss) on investments	341,765	674,241	2,731,010	520,486	(222,042)	208,378	(728,083)	821,064

Reinvested capital gains	76,865	-	1,102,316	-	982,709	83,477	1,191,909	-

Net increase (decrease) in contract owners’ equity resulting from operations	$453,232	901,731	3,833,326	520,486	956,717	315,651	768,675	1,817,581

Investment Activity*:	GEM2	GIG	GVEXD	GVIXY	MCIFD	MSBF	NJMMAY	NVAMVX
Reinvested dividends	$43,844	13,355	3,339,752	2,527,013	561,527	41,608	67,761	6,430
Mortality and expense risk charges (note 2)	-	-	(182,911)	(88,371)	(31,449)	-	(2,064)	-

Net investment income (loss)	43,844	13,355	3,156,841	2,438,642	530,078	41,608	65,697	6,430

Realized gain (loss) on investments	(18,487)	670	(34,134,125)	2,559,837	(5,187,919)	(818)	(125,477)	(3)
Change in unrealized gain (loss) on investments	28,297	29,965	77,394,735	10,172,432	8,500,321	(44,688)	221,675	14,295

Net gain (loss) on investments	9,810	30,635	43,260,610	12,732,269	3,312,402	(45,506)	96,198	14,292

Reinvested capital gains	-	-	246,020	-	1,878,542	37,051	-	683

Net increase (decrease) in contract owners’ equity resulting from operations	$53,654	43,990	46,663,471	15,170,911	5,721,022	33,153	161,895	21,405

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVBXD	NVDCAP	NVFIY	NVGEY	NVIDMP	NVLCPY	NVMIG6	NVMIVX
Reinvested dividends	$1,174,542	-	64,777	102,861	-	38,259	523	84,068
Mortality and expense risk charges (note 2)	(20,791)	-	(1,420)	(4,457)	-	-	-	-

Net investment income (loss)	1,153,751	-	63,357	98,404	-	38,259	523	84,068

Realized gain (loss) on investments	(1,918,160)	(22,056)	(49,916)	(206,554)	(533,652)	3,817	361	208,005
Change in unrealized gain (loss) on investments	2,665,775	78,356	96,515	997,362	871,317	26,829	4,078	165,966

Net gain (loss) on investments	747,615	56,300	46,599	790,808	337,665	30,646	4,439	373,971

Reinvested capital gains	-	378	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,901,366	56,678	109,956	889,212	337,665	68,905	4,962	458,039

Investment Activity*:	NVMLG1	NVMMG2	NVMMV1	NVNSR1	NVSIXD	SAMY	TRF	AMCG
Reinvested dividends	$9,038	-	43,666	12,887	1,291,287	17,720,166	77,154	-
Mortality and expense risk charges (note 2)	-	-	-	-	(95,617)	-	-	-

Net investment income (loss)	9,038	-	43,666	12,887	1,195,670	17,720,166	77,154	-

Realized gain (loss) on investments	(13)	(46,400)	(32,903)	(67,831)	(1,689,762)	(1)	(133,205)	(774,457)
Change in unrealized gain (loss) on investments	39,637	60,603	(213,876)	269,160	13,762,468	1	(50,591)	1,153,293

Net gain (loss) on investments	39,624	14,203	(246,779)	201,329	12,072,706	-	(183,796)	378,836

Reinvested capital gains	8,728	-	467,544	361,953	533,380	38	534,813	-

Net increase (decrease) in contract owners’ equity resulting from operations	$57,390	14,203	264,431	576,169	13,801,756	17,720,204	428,171	378,836

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	AMRI	AMSRS	AMTB	NBARMS	NOTAG1	NOTAG2	NOTB1	NOTB2
Reinvested dividends	$31,928	6,545	215,274	-	127	6,152	744	4,688
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	31,928	6,545	215,274	-	127	6,152	744	4,688

Realized gain (loss) on investments	(594,146)	12,054	(307,021)	(129,643)	20,269	(2,471)	(352)	(625,851)
Change in unrealized gain (loss) on investments	785,117	411,859	379,584	273,435	(18,672)	78,824	12,346	760,960

Net gain (loss) on investments	190,971	423,913	72,563	143,792	1,597	76,353	11,994	135,109

Reinvested capital gains	161,133	30,883	-	-	51	2,871	716	8,016

Net increase (decrease) in contract owners’ equity resulting from operations	$384,032	461,341	287,837	143,792	1,775	85,376	13,454	147,813

Investment Activity*:	NOTBBA	NOTBE2	NOTC2	NOTG1	NOTG2	NOTGR1	NOTGR2	NOTMD2
Reinvested dividends	$45,552	22,349	36,437	57,418	5,543	16,321	26,594	27,851
Mortality and expense risk charges (note 2)	-	-	-	(4,422)	-	-	-	-

Net investment income (loss)	45,552	22,349	36,437	52,996	5,543	16,321	26,594	27,851

Realized gain (loss) on investments	(242,982)	(18,861)	(49,748)	(8,647,428)	(24,823)	83	(48,415)	10,372
Change in unrealized gain (loss) on investments	228,279	84,816	119,534	9,740,001	143,186	144,320	335,207	135,288

Net gain (loss) on investments	(14,703)	65,955	69,786	1,092,573	118,363	144,403	286,792	145,660

Reinvested capital gains	-	16,224	44,780	12,411	1,773	11,559	21,633	20,723

Net increase (decrease) in contract owners’ equity resulting from operations	$30,849	104,528	151,003	1,157,980	125,679	172,283	335,019	194,234

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NOTMG1	NOTMG2	NOTMR1	NOVPDI	NOVPM	PMUBAM	PMVAAA	PMVAAI
Reinvested dividends	$1,997	1,646	3,712	9,702	-	508,087	592,850	18,645
Mortality and expense risk charges (note 2)	-	-	-	(220)	(1,239)	-	-	-

Net investment income (loss)	1,997	1,646	3,712	9,482	(1,239)	508,087	592,850	18,645

Realized gain (loss) on investments	604	(508,056)	239	(17,679)	(269,277)	(581,896)	(1,568,530)	(23)
Change in unrealized gain (loss) on investments	27,807	544,312	14,970	(7,347)	499,812	1,016,078	2,415,461	29,901

Net gain (loss) on investments	28,411	36,256	15,209	(25,026)	230,535	434,182	846,931	29,878

Reinvested capital gains	904	1,155	2,426	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,312	39,057	21,347	(15,544)	229,296	942,269	1,439,781	48,523

Investment Activity*:	PMVEBA	PMVFBA	PMVFHA	PMVGBA	PMVHYA	PMVID	PMVLDA	PMVLGA
Reinvested dividends	$1,220,501	131,725	1,027,194	63,678	1,536,997	7,958,575	1,032,145	369,475
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,220,501	131,725	1,027,194	63,678	1,536,997	7,958,575	1,032,145	369,475

Realized gain (loss) on investments	(1,967,397)	(946,175)	(1,518,017)	(476,869)	(70,094)	(2,088,756)	(954,469)	(1,223,582)
Change in unrealized gain (loss) on investments	2,755,761	1,221,193	2,712,065	520,000	1,754,557	6,335,633	1,342,475	924,099

Net gain (loss) on investments	788,364	275,018	1,194,048	43,131	1,684,463	4,246,877	388,006	(299,483)

Reinvested capital gains	-	-	1,107,362	29,501	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,008,865	406,743	3,328,604	136,310	3,221,460	12,205,452	1,420,151	69,992

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PMVRRA	PMVRSA	PMVTRA	PVGCBA	PVGDAA	PVGMAA	PVSTA	PROA30
Reinvested dividends	$836,498	2,104,081	4,457,501	80,438	39	92,493	3,460,370	943
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(29)	-

Net investment income (loss)	836,498	2,104,081	4,457,501	80,438	39	92,493	3,460,341	943

Realized gain (loss) on investments	(1,642,480)	(4,320,394)	(4,996,672)	(344,114)	(3)	(383,352)	(626,580)	46,285
Change in unrealized gain (loss) on investments	1,768,276	1,106,418	8,061,641	492,681	132	786,931	1,592,083	30,743

Net gain (loss) on investments	125,796	(3,213,976)	3,064,969	148,567	129	403,579	965,503	77,028

Reinvested capital gains	-	-	-	-	-	-	-	36,023

Net increase (decrease) in contract owners’ equity resulting from operations	$962,294	(1,109,895)	7,522,470	229,005	168	496,072	4,425,844	113,994

Investment Activity*:	PROAHY	PROBIO	PROBL	PROBM	PROBNK	PROBR	PROCG	PROCS
Reinvested dividends	$285,043	-	-	14,844	21,224	4,663	4,388	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	285,043	-	-	14,844	21,224	4,663	4,388	-

Realized gain (loss) on investments	(308,623)	(414,646)	(1,715,658)	(78,259)	65,103	(544,492)	(196,937)	143,612
Change in unrealized gain (loss) on investments	262,300	75,981	1,984,717	173,635	145,587	(50,078)	168,558	343,340

Net gain (loss) on investments	(46,323)	(338,665)	269,059	95,376	210,690	(594,570)	(28,379)	486,952

Reinvested capital gains	-	358,211	3,208,873	-	-	-	335,362	178,857

Net increase (decrease) in contract owners’ equity resulting from operations	$238,720	19,546	3,477,932	110,220	231,914	(589,907)	311,371	665,809

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PROE30	PROEM	PROFIN	PROFUD	PROGMM	PROGVP	PROHC	PROIND
Reinvested dividends	$46,722	100,848	23,586	-	139,430	28,340	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	46,722	100,848	23,586	-	139,430	28,340	-	-

Realized gain (loss) on investments	59,125	(217,174)	(157,199)	4,121	-	(54,185)	(425,639)	52,696
Change in unrealized gain (loss) on investments	165,612	308,655	518,123	13,277	-	71,766	(203,926)	117,407

Net gain (loss) on investments	224,737	91,481	360,924	17,398	-	17,581	(629,565)	170,103

Reinvested capital gains	-	-	213,325	-	-	-	617,157	512,424

Net increase (decrease) in contract owners’ equity resulting from operations	$271,459	192,329	597,835	17,398	139,430	45,921	(12,408)	682,527

Investment Activity*:	PROINT	PROJP	PROLCG	PROLCV	PROMC	PROMCG	PROMCV	PRON
Reinvested dividends	$-	-	-	26,936	-	-	5,202	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	26,936	-	-	5,202	-

Realized gain (loss) on investments	122,155	706,601	(212,930)	58,422	53,366	(6,148)	(29,957)	6,845,147
Change in unrealized gain (loss) on investments	14,893	130,144	426,313	304,349	32,203	151,100	178,581	3,930,071

Net gain (loss) on investments	137,048	836,745	213,383	362,771	85,569	144,952	148,624	10,775,218

Reinvested capital gains	-	-	798,497	381,311	-	17,216	107,685	187,499

Net increase (decrease) in contract owners’ equity resulting from operations	$137,048	836,745	1,011,880	771,018	85,569	162,168	261,511	10,962,717

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PRONET	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSC	PROSCG
Reinvested dividends	$-	190,829	3,802	-	13,533	4,097	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	190,829	3,802	-	13,533	4,097	-	-

Realized gain (loss) on investments	(444,554)	(358,606)	(117,010)	681,010	(290,488)	446,118	65,063	(86,994)
Change in unrealized gain (loss) on investments	895,016	(712,607)	19,919	(338,575)	148,592	(377,476)	950,264	359,019

Net gain (loss) on investments	450,462	(1,071,213)	(97,091)	342,435	(141,896)	68,642	1,015,327	272,025

Reinvested capital gains	374,697	-	14,133	-	273,464	-	-	67,278

Net increase (decrease) in contract owners’ equity resulting from operations	$825,159	(880,384)	(79,156)	342,435	145,101	72,739	1,015,327	339,303

Investment Activity*:	PROSCN	PROSCV	PROSEM	PROSIN	PROSMC	PROSN	PROSSC	PROTEC
Reinvested dividends	$-	409	465	2,101	189	-	1,887	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	409	465	2,101	189	-	1,887	-

Realized gain (loss) on investments	2,021,331	(256,504)	(51,859)	(321,641)	651	(1,044,294)	(52,515)	503,002
Change in unrealized gain (loss) on investments	6,052,517	366,589	(41)	174,175	(1,314)	(99,634)	(117,290)	951,793

Net gain (loss) on investments	8,073,848	110,085	(51,900)	(147,466)	(663)	(1,143,928)	(169,805)	1,454,795

Reinvested capital gains	156,735	101,454	553	-	-	2,174	37,809	981,562

Net increase (decrease) in contract owners’ equity resulting from operations	$8,230,583	211,948	(50,882)	(145,365)	(474)	(1,141,754)	(130,109)	2,436,357

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PROTEL	PROUB	PROUMC	PROUN	PROUSC	PROUSN	PROUTL	PVAGIB
Reinvested dividends	$15,619	-	-	-	-	-	68,584	350,070
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	15,619	-	-	-	-	-	68,584	350,070

Realized gain (loss) on investments	204,860	889,359	916	7,211,929	87,457	(2,841,409)	(1,116,089)	(168,496)
Change in unrealized gain (loss) on investments	152,857	1,068,531	81,879	2,559,941	34,829	(27,717)	412,262	(76,701)

Net gain (loss) on investments	357,717	1,957,890	82,795	9,771,870	122,286	(2,869,126)	(703,827)	(245,197)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$373,336	1,957,890	82,795	9,771,870	122,286	(2,869,126)	(635,243)	104,873

Investment Activity*:	PVDIB	PVEIB	PVHYB	PVIB	PVIGIB	PVNOB	RWMVI	RWMVN
Reinvested dividends	$206,545	426,265	387,975	359,396	55,488	15,313	81,229	9,721
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	206,545	426,265	387,975	359,396	55,488	15,313	81,229	9,721

Realized gain (loss) on investments	(123,739)	(302,711)	(101,682)	(423,945)	(58,235)	(288,684)	(318,096)	14,558
Change in unrealized gain (loss) on investments	64,868	2,713,205	868,882	314,458	748,594	785,413	513,973	43,807

Net gain (loss) on investments	(58,871)	2,410,494	767,200	(109,487)	690,359	496,729	195,877	58,365

Reinvested capital gains	-	1,194,889	-	-	-	93,865	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$147,674	4,031,648	1,155,175	249,909	745,847	605,907	277,106	68,086

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ROCMC	ROCSC	RLVGRE	RLVIDM	RLVLBS	RLVLEG	RLVLMS	RLVSB
Reinvested dividends	$-	89,453	6,355	1,650	4,072	592	2,884	6,506
Mortality and expense risk charges (note 2)	(357)	(423)	-	-	-	-	-	-

Net investment income (loss)	(357)	89,030	6,355	1,650	4,072	592	2,884	6,506

Realized gain (loss) on investments	(2,242,192)	562,690	(1,672)	1,071	(11,412)	(2,482)	(19,782)	(16)
Change in unrealized gain (loss) on investments	2,967,264	679,321	31,763	15,970	47,919	18,804	40,216	2,410

Net gain (loss) on investments	725,072	1,242,011	30,091	17,041	36,507	16,322	20,434	2,394

Reinvested capital gains	-	929,001	-	763	606	1,085	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$724,715	2,260,042	36,446	19,454	41,185	17,999	23,318	8,900

Investment Activity*:	RLVUSC	RLVUSE	TRBCG2	TREI2	TRHS2	TRLT2	TRMCG2	TAVV
Reinvested dividends	$212	1,856	-	392,944	-	490,755	-	138,335
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	(626)

Net investment income (loss)	212	1,856	-	392,944	-	490,755	-	137,709

Realized gain (loss) on investments	-	-	850,444	270,737	(1,576,803)	(402,808)	3,249	771,820
Change in unrealized gain (loss) on investments	3,577	47,828	28,527,954	247,230	1,170,699	659,155	17,282	(209,315)

Net gain (loss) on investments	3,577	47,828	29,378,398	517,967	(406,104)	256,347	20,531	562,505

Reinvested capital gains	212	5,139	-	884,700	1,008,978	-	43,614	384,869

Net increase (decrease) in contract owners’ equity resulting from operations	$4,001	54,823	29,378,398	1,795,611	602,874	747,102	64,145	1,085,083

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	VVGGS	VWBF	VWEM	VWHA	VVB	VVCA	VVCG	VVDV
Reinvested dividends	$-	106,460	728,042	222,814	4,047,116	635,735	645,209	717,864
Mortality and expense risk charges (note 2)	-	-	(367)	(409)	(566,534)	(122,036)	(195,550)	(158,121)

Net investment income (loss)	-	106,460	727,675	222,405	3,480,582	513,699	449,659	559,743

Realized gain (loss) on investments	(540,534)	96,886	(9,216,558)	(445,482)	(916,381)	(912,813)	(61,472)	1,412,267
Change in unrealized gain (loss) on investments	983,310	30,838	10,065,891	(105,835)	16,419,645	3,582,224	12,296,244	5,095,437

Net gain (loss) on investments	442,776	127,724	849,333	(551,317)	15,503,264	2,669,411	12,234,772	6,507,704

Reinvested capital gains	-	-	-	-	7,842,973	822,830	3,108,434	2,728,773

Net increase (decrease) in contract owners’ equity resulting from operations	$442,776	234,184	1,577,008	(328,912)	26,826,819	4,005,940	15,792,865	9,796,220

Investment Activity*:	VVEI	VVEIX	VVG	VVGBI	VVHGB	VVHYB	VVI	VVMA
Reinvested dividends	$6,295,444	5,715,181	302,010	439,248	12,771,602	3,232,727	2,557,712	599,208
Mortality and expense risk charges (note 2)	(639,331)	(1,282,055)	(409,391)	(81,845)	(1,641,736)	(200,354)	(501,684)	(113,647)

Net investment income (loss)	5,656,113	4,433,126	(107,381)	357,403	11,129,866	3,032,373	2,056,028	485,561

Realized gain (loss) on investments	(118,529)	21,056,941	(6,121,841)	(1,368,365)	(4,368,498)	(2,851,815)	(3,861,511)	(787,975)
Change in unrealized gain (loss) on investments	243,339	57,660,472	49,461,255	2,227,494	21,375,636	6,790,378	18,380,672	3,950,801

Net gain (loss) on investments	124,810	78,717,413	43,339,414	859,129	17,007,138	3,938,563	14,519,161	3,162,826

Reinvested capital gains	12,308,145	12,657,824	-	38,267	-	-	5,515,197	955,050

Net increase (decrease) in contract owners’ equity resulting from operations	$18,089,068	95,808,363	43,232,033	1,254,799	28,137,004	6,970,936	22,090,386	4,603,437

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	VVMCI	VVREI	VVSCG	VVSTC	VVTISI	VVTSM	VRVDIA	VRVDRA
Reinvested dividends	$2,383,157	2,605,177	95,210	6,763,216	3,348,040	4,741,858	1,514	109,825
Mortality and expense risk charges (note 2)	(523,799)	(288,566)	(58,106)	(978,788)	(418,158)	(1,233,584)	-	-

Net investment income (loss)	1,859,358	2,316,611	37,104	5,784,428	2,929,882	3,508,274	1,514	109,825

Realized gain (loss) on investments	(304,339)	(3,177,819)	(1,993,368)	(3,517,562)	(103,278)	6,365,515	12,000	(643,940)
Change in unrealized gain (loss) on investments	20,625,750	6,799,741	5,972,047	16,147,339	12,464,024	63,131,221	230,226	1,021,816

Net gain (loss) on investments	20,321,411	3,621,922	3,978,679	12,629,777	12,360,746	69,496,736	242,226	377,876

Reinvested capital gains	2,990,657	4,914,836	-	-	1,401,993	23,110,537	-	53,817

Net increase (decrease) in contract owners’ equity resulting from operations	$25,171,426	10,853,369	4,015,783	18,414,205	16,692,621	96,115,547	243,740	541,518

Investment Activity*:	VRVNMA
Reinvested dividends	$448,354
Mortality and expense risk charges (note 2)	-

Net investment income (loss)	448,354

Realized gain (loss) on investments	(331,119)
Change in unrealized gain (loss) on investments	668,754

Net gain (loss) on investments	337,635

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$785,989

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ABIGB		ABSCGB		ABTGB		ALVDAB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	911	-	985	6,985
Realized gain (loss) on investments	(214,211)	6,596	(31,851)	(847)	(653,733)	(899,008)	(38,867)	(12,788)
Change in unrealized gain (loss) on investments	291,679	(408,412)	167,298	(898,821)	950,055	(1,426,350)	63,785	(146,861)
Reinvested capital gains	34,233	132,184	-	416,275	196,373	536,618	-	88,669

Net increase (decrease) in contract owners’ equity resulting from operations	111,701	(269,632)	135,447	(483,393)	493,606	(1,788,740)	25,903	(63,995)

Equity transactions:
Purchase payments received from contract owners (note 4)	18,631	3,857	(9)	-	66,565	51,383	(1)	-
Transfers between funds	144,388	207,880	28,631	35,960	(756,648)	(806,694)	(14,133)	(25,306)
Redemptions (notes 2, 3, and 4)	(27,169)	(63,140)	(53,663)	(7,224)	(379,566)	(415,124)	(72,855)	(22,637)
Adjustments to maintain reserves	-	(1)	10	-	(369)	(911)	(15)	(55)

Net equity transactions	135,850	148,596	(25,031)	28,736	(1,070,018)	(1,171,346)	(87,004)	(47,998)

Net change in contract owners’ equity	247,551	(121,036)	110,416	(454,657)	(576,412)	(2,960,086)	(61,101)	(111,993)
Contract owners’ equity at beginning of period	867,828	988,864	756,631	1,211,288	3,783,987	6,744,073	235,069	347,062

Contract owners’ equity at end of period	$1,115,379	867,828	867,047	756,631	3,207,575	3,783,987	173,968	235,069

CHANGE IN UNITS:
Beginning units	74,496	61,283	19,480	18,941	169,728	218,533	17,386	20,718
Units purchased	55,318	23,494	1,830	742	127,520	83,988	3,223	-
Units redeemed	(44,596)	(10,281)	(2,348)	(203)	(175,394)	(132,793)	(9,790)	(3,332)

Ending units	85,218	74,496	18,962	19,480	121,854	169,728	10,819	17,386

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALVGIA		ALVIVB		ALVSVB		APTGBS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$288,576	248,381	8,552	53,792	91,667	115,523	38,299	-
Realized gain (loss) on investments	305,411	461,348	25,690	144,673	(1,135,374)	1,109,598	303,918	(3,483,150)
Change in unrealized gain (loss) on investments	106,040	(4,117,380)	138,641	(515,239)	1,922,693	(5,840,700)	1,495,203	2,158,013
Reinvested capital gains	1,517,544	2,827,005	-	-	963,772	2,080,087	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,217,571	(580,646)	172,883	(316,774)	1,842,758	(2,535,492)	1,837,420	(1,325,137)

Equity transactions:
Purchase payments received from contract owners (note 4)	109,976	1,979,290	665	5,065	429,636	1,106,949	174,051	149,658
Transfers between funds	(82,381)	214,290	(70,184)	(839,475)	(3,314,496)	(2,262,052)	5,677,439	(222,342)
Redemptions (notes 2, 3, and 4)	(593,072)	(1,170,130)	(80,233)	(45,523)	(1,046,314)	(1,357,167)	(3,082,724)	(1,354,368)
Adjustments to maintain reserves	(2,250)	(2,196)	-	1	(387)	(529)	(1,791)	(1,823)

Net equity transactions	(567,727)	1,021,254	(149,752)	(879,932)	(3,931,561)	(2,512,799)	2,766,975	(1,428,875)

Net change in contract owners’ equity	1,649,844	440,608	23,131	(1,196,706)	(2,088,803)	(5,048,291)	4,604,395	(2,754,012)
Contract owners’ equity at beginning of period	18,897,420	18,456,812	1,192,210	2,388,916	13,230,166	18,278,457	17,461,209	20,215,221

Contract owners’ equity at end of period	$20,547,264	18,897,420	1,215,341	1,192,210	11,141,363	13,230,166	22,065,604	17,461,209

CHANGE IN UNITS:
Beginning units	596,921	548,740	148,912	257,225	426,959	501,743	1,537,252	1,689,856
Units purchased	128,593	234,618	3,744	12,518	75,170	136,546	2,554,385	2,326,489
Units redeemed	(158,112)	(186,437)	(20,460)	(120,831)	(192,321)	(211,330)	(2,331,556)	(2,479,093)

Ending units	567,402	596,921	132,196	148,912	309,808	426,959	1,760,081	1,537,252

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AASCO		ALCAI2		ALCGI2		ALMGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(74)	(90)	(1,200)	(743)	(102)	(110)	(941)	(982)
Realized gain (loss) on investments	(202)	(109)	(4,001,898)	(1,198,260)	(3,334,964)	(3,407,358)	(146,958)	(6,264,728)
Change in unrealized gain (loss) on investments	2,280	(9,712)	9,680,590	(9,590,177)	5,858,307	(3,205,036)	1,010,895	2,827,387
Reinvested capital gains	-	2,258	-	1,298,819	-	421,007	-	149,367

Net increase (decrease) in contract owners’ equity resulting from operations	2,004	(7,653)	5,677,492	(9,490,361)	2,523,241	(6,191,497)	862,996	(3,288,956)

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	-	467,294	234,134	177,482	67,491	26,375	151,517
Transfers between funds	652	1,724	1,038,171	(4,544,205)	(495,966)	(2,577,841)	387,819	(1,076,164)
Redemptions (notes 2, 3, and 4)	(428)	(696)	(938,308)	(1,253,327)	(744,832)	(868,645)	(254,064)	(575,212)
Adjustments to maintain reserves	(7)	(12)	(443)	(452)	(521)	(657)	(495)	(480)

Net equity transactions	216	1,016	566,714	(5,563,850)	(1,063,837)	(3,379,652)	159,635	(1,500,339)

Net change in contract owners’ equity	2,220	(6,637)	6,244,206	(15,054,211)	1,459,404	(9,571,149)	1,022,631	(4,789,295)
Contract owners’ equity at beginning of period	12,249	18,886	14,079,962	29,134,173	7,302,295	16,873,444	4,067,225	8,856,520

Contract owners’ equity at end of period	$14,469	12,249	20,324,168	14,079,962	8,761,699	7,302,295	5,089,856	4,067,225

CHANGE IN UNITS:
Beginning units	304	292	221,536	298,618	181,314	258,492	124,086	168,742
Units purchased	15	30	121,971	60,355	74,446	42,263	140,045	296,679
Units redeemed	(10)	(18)	(119,046)	(137,437)	(89,888)	(119,441)	(136,835)	(341,335)

Ending units	309	304	224,461	221,536	165,872	181,314	127,296	124,086

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SVDF		SVOF		AAEIP3		AAGEA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,797)	(1,859)	-	-	321,456	513,942	148,861	136,112
Realized gain (loss) on investments	(996,011)	(3,563,816)	(43,639)	42,381	215,772	1,642,921	102,541	112,560
Change in unrealized gain (loss) on investments	1,666,053	(2,036,861)	131,970	(355,154)	656,794	(1,022,599)	992,512	(1,232,507)
Reinvested capital gains	-	1,790,942	46,289	107,064	115,147	-	185,699	321,418

Net increase (decrease) in contract owners’ equity resulting from operations	668,245	(3,811,594)	134,620	(205,709)	1,309,169	1,134,264	1,429,613	(662,417)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,983	26,000	806	1,313	(1,215)	41,289	32,785	44,992
Transfers between funds	(307,639)	(3,002,558)	137,569	(320,291)	(208,846)	1,430,774	430,013	4,748,577
Redemptions (notes 2, 3, and 4)	(176,231)	(582,777)	(87,319)	(58,592)	(862,340)	(679,426)	(843,805)	(639,982)
Adjustments to maintain reserves	(409)	(461)	(37)	(42)	(738)	(669)	(447)	(503)

Net equity transactions	(481,296)	(3,559,796)	51,019	(377,612)	(1,073,139)	791,968	(381,454)	4,153,084

Net change in contract owners’ equity	186,949	(7,371,390)	185,639	(583,321)	236,030	1,926,232	1,048,159	3,490,667
Contract owners’ equity at beginning of period	3,566,351	10,937,741	485,682	1,069,003	10,607,714	8,681,482	8,694,814	5,204,147

Contract owners’ equity at end of period	$3,753,300	3,566,351	671,321	485,682	10,843,744	10,607,714	9,742,973	8,694,814

CHANGE IN UNITS:
Beginning units	73,810	136,756	11,749	19,743	866,620	831,310	421,015	223,032
Units purchased	3,051	24,708	3,254	1,426	206,716	1,264,123	49,392	241,356
Units redeemed	(12,018)	(87,654)	(2,264)	(9,420)	(295,738)	(1,228,813)	(73,160)	(43,373)

Ending units	64,843	73,810	12,739	11,749	777,598	866,620	397,247	421,015

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ABEAA2		ACEAA2		AGEAA2		ARLPE3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$362,462	251,282	99,531	103,204	183,818	153,950	-	87,254
Realized gain (loss) on investments	(238,119)	(245,842)	(153,910)	(826,241)	(33,700)	(42,966)	(30,582)	(88,022)
Change in unrealized gain (loss) on investments	1,466,219	(2,851,505)	407,158	(406,997)	1,032,740	(1,810,367)	169,800	(336,762)
Reinvested capital gains	421,892	684,259	50,217	238,993	237,967	386,673	-	64,558

Net increase (decrease) in contract owners’ equity resulting from operations	2,012,454	(2,161,806)	402,996	(891,041)	1,420,825	(1,312,710)	139,218	(272,972)

Equity transactions:
Purchase payments received from contract owners (note 4)	639,302	444,644	286,440	41,458	1,200,458	1,181,450	5,079	19,085
Transfers between funds	3,338,034	381,209	(2,301,214)	2,438,237	(583,986)	320,798	(27,310)	48,772
Redemptions (notes 2, 3, and 4)	(1,128,659)	(1,152,759)	(696,190)	(652,994)	(495,903)	(232,713)	(10,971)	(160,013)
Adjustments to maintain reserves	(716)	(720)	(2)	1	(307)	(535)	(44)	(45)

Net equity transactions	2,847,961	(327,626)	(2,710,966)	1,826,702	120,262	1,269,000	(33,246)	(92,201)

Net change in contract owners’ equity	4,860,415	(2,489,432)	(2,307,970)	935,661	1,541,087	(43,710)	105,972	(365,173)
Contract owners’ equity at beginning of period	14,190,946	16,680,378	6,652,810	5,717,149	9,153,682	9,197,392	500,503	865,676

Contract owners’ equity at end of period	$19,051,361	14,190,946	4,344,840	6,652,810	10,694,769	9,153,682	606,475	500,503

CHANGE IN UNITS:
Beginning units	796,936	805,894	479,979	363,723	466,948	403,239	34,294	42,113
Units purchased	404,349	233,673	132,480	924,329	98,948	107,726	3,113	14,138
Units redeemed	(267,239)	(242,631)	(321,789)	(808,073)	(98,987)	(44,017)	(5,127)	(21,957)

Ending units	934,046	796,936	290,670	479,979	466,909	466,948	32,280	34,294

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AUGEA2		ACVB		ACVI		ACVIG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$91,674	68,760	276,870	154,978	45,932	43,082	251,093	386,807
Realized gain (loss) on investments	(127,126)	(83,794)	(545,004)	(173,240)	(308,278)	88,334	(4,154,058)	(2,694,414)
Change in unrealized gain (loss) on investments	396,486	(920,916)	2,180,046	(4,954,815)	632,554	(1,644,757)	5,206,250	(6,528,831)
Reinvested capital gains	42,634	172,506	-	2,147,540	-	454,191	-	5,696,830

Net increase (decrease) in contract owners’ equity resulting from operations	403,668	(763,444)	1,911,912	(2,825,537)	370,208	(1,059,150)	1,303,285	(3,139,608)

Equity transactions:
Purchase payments received from contract owners (note 4)	443,300	485,579	347,162	252,433	52,114	187,575	26,876	575,412
Transfers between funds	320,716	(934,364)	1,017,749	(1,025,641)	496,014	(1,000,654)	(4,400,809)	(517,602)
Redemptions (notes 2, 3, and 4)	(402,064)	(457,529)	(880,075)	(1,275,044)	(134,669)	(221,842)	(1,317,919)	(1,947,516)
Adjustments to maintain reserves	(441)	(347)	(211)	(212)	(49)	(41)	(1,266)	(1,576)

Net equity transactions	361,511	(906,661)	484,625	(2,048,464)	413,410	(1,034,962)	(5,693,118)	(1,891,282)

Net change in contract owners’ equity	765,179	(1,670,105)	2,396,537	(4,874,001)	783,618	(2,094,112)	(4,389,833)	(5,030,890)
Contract owners’ equity at beginning of period	3,726,876	5,396,981	11,557,823	16,431,824	2,902,558	4,996,670	20,073,500	25,104,390

Contract owners’ equity at end of period	$4,492,055	3,726,876	13,954,360	11,557,823	3,686,176	2,902,558	15,683,667	20,073,500

CHANGE IN UNITS:
Beginning units	239,138	295,524	409,925	489,110	117,626	152,330	592,142	646,169
Units purchased	85,041	129,759	205,306	72,314	78,146	28,444	144,654	266,989
Units redeemed	(62,900)	(186,145)	(182,497)	(151,499)	(63,209)	(63,148)	(313,155)	(321,016)

Ending units	261,279	239,138	432,734	409,925	132,563	117,626	423,641	592,142

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVIP2		ACVLVI		ACVMV1		ACVU1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$705,645	1,683,982	209,108	111,065	119,944	152,956	-	-
Realized gain (loss) on investments	(2,985,378)	(1,808,995)	46,922	146,251	(131,991)	191,689	(2,386,164)	(3,135,228)
Change in unrealized gain (loss) on investments	3,002,633	(4,797,161)	(238,970)	(242,000)	(424,532)	(1,383,604)	8,097,986	(7,352,696)
Reinvested capital gains	-	169,034	232,522	178,018	664,012	930,803	1,149,289	1,957,688

Net increase (decrease) in contract owners’ equity resulting from operations	722,900	(4,753,140)	249,582	193,334	227,433	(108,156)	6,861,111	(8,530,236)

Equity transactions:
Purchase payments received from contract owners (note 4)	342,391	716,639	204,475	402,584	170,780	99,300	530,474	866,765
Transfers between funds	(4,189,097)	(4,957,256)	(2,051,941)	5,822,276	(1,804,342)	(944,075)	9,211,435	(8,125,224)
Redemptions (notes 2, 3, and 4)	(2,357,502)	(1,684,437)	(353,971)	(454,610)	(604,717)	(555,331)	(1,268,865)	(1,217,999)
Adjustments to maintain reserves	(814)	(1,238)	(882)	(442)	(1)	(1)	(1,294)	(1,408)

Net equity transactions	(6,205,022)	(5,926,292)	(2,202,319)	5,769,808	(2,238,280)	(1,400,107)	8,471,750	(8,477,866)

Net change in contract owners’ equity	(5,482,122)	(10,679,432)	(1,952,737)	5,963,142	(2,010,847)	(1,508,263)	15,332,861	(17,008,102)
Contract owners’ equity at beginning of period	25,283,978	35,963,410	9,048,663	3,085,521	6,146,627	7,654,890	12,951,179	29,959,281

Contract owners’ equity at end of period	$19,801,856	25,283,978	7,095,926	9,048,663	4,135,780	6,146,627	28,284,040	12,951,179

CHANGE IN UNITS:
Beginning units	1,560,692	1,928,969	378,169	126,393	149,501	183,965	299,843	470,621
Units purchased	778,347	1,457,233	203,987	302,691	8,627	4,979	395,535	187,706
Units redeemed	(1,154,899)	(1,825,510)	(292,104)	(50,915)	(63,350)	(39,443)	(243,456)	(358,484)

Ending units	1,184,140	1,560,692	290,052	378,169	94,778	149,501	451,922	299,843

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVV		AMVAA4		AMVBC4		AMVBD4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$208,969	236,114	1,189,908	974,041	753,651	617,736	2,112,645	1,177,479
Realized gain (loss) on investments	14,342	825,185	(146,689)	403,567	375,628	(55,869)	(2,582,645)	(1,342,123)
Change in unrealized gain (loss) on investments	(369,008)	(1,997,999)	4,283,354	(16,506,439)	5,483,658	(12,341,379)	3,389,328	(5,324,554)
Reinvested capital gains	850,335	873,019	2,374,294	6,156,509	360,024	8,280,129	-	409,587

Net increase (decrease) in contract owners’ equity resulting from operations	704,638	(63,681)	7,700,867	(8,972,322)	6,972,961	(3,499,383)	2,919,328	(5,079,611)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,189	63,978	4,116,361	4,426,321	1,627,796	1,383,653	3,434,644	2,761,632
Transfers between funds	(4,372,675)	1,615,885	(425,025)	(2,269,972)	9,593,262	3,539,564	24,129,421	4,680,829
Redemptions (notes 2, 3, and 4)	(445,828)	(500,321)	(6,007,391)	(3,204,970)	(2,985,404)	(1,595,984)	(3,577,284)	(3,002,512)
Adjustments to maintain reserves	(199)	(305)	(5,503)	(4,752)	(3,753)	(3,313)	(3,344)	(1,860)

Net equity transactions	(4,815,513)	1,179,237	(2,321,558)	(1,053,373)	8,231,901	3,323,920	23,983,437	4,438,089

Net change in contract owners’ equity	(4,110,875)	1,115,556	5,379,309	(10,025,695)	15,204,862	(175,463)	26,902,765	(641,522)
Contract owners’ equity at beginning of period	11,663,505	10,547,949	55,728,729	65,754,424	34,492,013	34,667,476	42,229,981	42,871,503

Contract owners’ equity at end of period	$7,552,630	11,663,505	61,108,038	55,728,729	49,696,875	34,492,013	69,132,746	42,229,981

CHANGE IN UNITS:
Beginning units	315,979	279,215	3,211,020	3,262,257	1,592,280	1,460,861	3,729,524	3,305,217
Units purchased	23,678	166,477	626,636	634,084	740,095	576,157	3,749,750	1,827,190
Units redeemed	(158,090)	(129,713)	(736,845)	(685,321)	(380,423)	(444,738)	(1,644,815)	(1,402,883)

Ending units	181,567	315,979	3,100,811	3,211,020	1,951,952	1,592,280	5,834,459	3,729,524

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVCB4		AMVGB4		AMVGG4		AMVGI4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$515,157	385,871	-	9,231	173,778	114,183	552,210	504,030
Realized gain (loss) on investments	120,068	558,356	(282,642)	(211,960)	(4,214,339)	(218,032)	1,285,121	1,169,626
Change in unrealized gain (loss) on investments	885,548	(1,765,394)	499,403	(759,031)	6,764,918	(10,873,560)	6,148,454	(15,489,361)
Reinvested capital gains	-	-	-	72,602	2,189,644	2,795,769	2,527,436	4,594,867

Net increase (decrease) in contract owners’ equity resulting from operations	1,520,773	(821,167)	216,761	(889,158)	4,914,001	(8,181,640)	10,513,221	(9,220,838)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,310,787	960,682	25,103	329,081	696,596	2,653,434	1,345,680	3,034,369
Transfers between funds	1,091,189	4,446,254	(164,381)	(213,014)	(4,236,744)	81,305	(3,645,486)	(1,976,067)
Redemptions (notes 2, 3, and 4)	(914,072)	(838,472)	(323,894)	(203,696)	(1,045,903)	(2,590,812)	(2,478,008)	(3,616,852)
Adjustments to maintain reserves	(964)	(642)	(265)	(298)	(1,449)	(1,135)	(6,838)	(5,659)

Net equity transactions	1,486,940	4,567,822	(463,437)	(87,927)	(4,587,500)	142,792	(4,784,652)	(2,564,209)

Net change in contract owners’ equity	3,007,713	3,746,655	(246,676)	(977,085)	326,501	(8,038,848)	5,728,569	(11,785,047)
Contract owners’ equity at beginning of period	16,899,705	13,153,050	4,100,658	5,077,743	24,728,165	32,767,013	44,689,859	56,474,906

Contract owners’ equity at end of period	$19,907,418	16,899,705	3,853,982	4,100,658	25,054,666	24,728,165	50,418,428	44,689,859

CHANGE IN UNITS:
Beginning units	1,358,698	979,448	430,088	437,516	1,826,819	1,817,411	2,034,838	2,125,170
Units purchased	539,566	695,630	92,683	111,930	607,898	496,708	440,173	486,512
Units redeemed	(426,470)	(316,380)	(141,053)	(119,358)	(920,771)	(487,300)	(640,998)	(576,844)

Ending units	1,471,794	1,358,698	381,718	430,088	1,513,946	1,826,819	1,834,013	2,034,838

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVGR4		AMVGS4		AMVGW4		AMVHI4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$156,781	86,874	2,876	-	292,511	174,231	1,231,262	1,048,493
Realized gain (loss) on investments	1,491,655	2,877,635	(6,452,761)	(518,401)	(297,965)	69,135	(231,855)	(2,075,688)
Change in unrealized gain (loss) on investments	21,531,717	(48,811,209)	7,281,524	(7,900,242)	2,772,782	(3,948,506)	692,587	(154,018)
Reinvested capital gains	5,182,054	12,525,178	161,046	3,867,475	-	1,841,576	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,362,207	(33,321,522)	992,685	(4,551,168)	2,767,328	(1,863,564)	1,691,994	(1,181,213)

Equity transactions:
Purchase payments received from contract owners (note 4)	4,628,645	4,680,065	397,707	1,469,705	1,285,597	559,378	713,302	890,705
Transfers between funds	2,009,453	(4,930,287)	(4,978,634)	1,241,830	8,249,299	(401,008)	14,155,550	(3,945,586)
Redemptions (notes 2, 3, and 4)	(6,576,254)	(5,522,244)	(344,525)	(1,241,851)	(852,246)	(381,339)	(773,006)	(571,705)
Adjustments to maintain reserves	(7,782)	(5,533)	(533)	(496)	(1,101)	(677)	(1,016)	(285)

Net equity transactions	54,062	(5,777,999)	(4,925,985)	1,469,188	8,681,549	(223,646)	14,094,830	(3,626,871)

Net change in contract owners’ equity	28,416,269	(39,099,521)	(3,933,300)	(3,081,980)	11,448,877	(2,087,210)	15,786,824	(4,808,084)
Contract owners’ equity at beginning of period	72,124,746	111,224,267	11,075,128	14,157,108	8,402,054	10,489,264	9,374,644	14,182,728

Contract owners’ equity at end of period	$100,541,015	72,124,746	7,141,828	11,075,128	19,850,931	8,402,054	25,161,468	9,374,644

CHANGE IN UNITS:
Beginning units	2,637,918	2,818,738	995,392	894,592	705,723	726,050	697,815	949,698
Units purchased	833,916	592,727	281,774	326,135	863,190	186,209	2,976,611	3,453,362
Units redeemed	(799,582)	(773,547)	(722,636)	(225,335)	(187,144)	(206,536)	(2,009,430)	(3,705,245)

Ending units	2,672,252	2,637,918	554,530	995,392	1,381,769	705,723	1,664,996	697,815

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVI4		AMVIG4		AMVM4		AMVNW4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$237,014	391,642	428,003	346,043	663,030	260,478	930,413	761,950
Realized gain (loss) on investments	(1,011,805)	(1,538,897)	(3,078,249)	(586,924)	(943,064)	(531,400)	(110,593)	475,897
Change in unrealized gain (loss) on investments	4,036,397	(9,757,510)	4,950,240	(6,451,468)	807,448	(1,305,313)	9,764,506	(25,090,177)
Reinvested capital gains	—	3,816,967	—	5,043,698	—	—	—	6,135,069

Net increase (decrease) in contract owners’ equity resulting from operations	3,261,606	(7,087,798)	2,299,994	(1,648,651)	527,414	(1,576,235)	10,584,326	(17,717,261)

Equity transactions:
Purchase payments received from contract owners (note 4)	94,071	719,144	587,325	933,871	148,576	33,802	1,561,066	2,619,829
Transfers between funds	(2,789,533)	(1,923,378)	5,104,425	3,812,878	4,582,364	724,184	6,819,451	8,777,520
Redemptions (notes 2, 3, and 4)	(1,646,014)	(1,320,427)	(1,000,433)	(648,370)	(639,683)	(493,777)	(4,712,905)	(3,443,413)
Adjustments to maintain reserves	(1,727)	(2,268)	(1,391)	(366)	(436)	(340)	(4,577)	(4,361)

Net equity transactions	(4,343,203)	(2,526,929)	4,689,926	4,098,013	4,090,821	263,869	3,663,035	7,949,575

Net change in contract owners’ equity	(1,081,597)	(9,614,727)	6,989,920	2,449,362	4,618,235	(1,312,366)	14,247,361	(9,767,686)
Contract owners’ equity at beginning of period	23,011,130	32,625,857	12,497,779	10,048,417	13,916,548	15,228,914	66,430,199	76,197,885

Contract owners’ equity at end of period	$21,929,533	23,011,130	19,487,699	12,497,779	18,534,783	13,916,548	80,677,560	66,430,199

CHANGE IN UNITS:
Beginning units	1,866,857	2,089,216	1,241,385	843,101	1,289,300	1,266,815	4,678,780	4,171,812
Units purchased	185,123	328,695	946,501	706,738	875,575	622,929	1,641,245	1,400,561
Units redeemed	(513,388)	(551,054)	(513,582)	(308,454)	(507,039)	(600,444)	(1,411,997)	(893,593)

Ending units	1,538,592	1,866,857	1,674,304	1,241,385	1,657,836	1,289,300	4,908,028	4,678,780

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVUA4		AVPAP2		AVRBP2		AVRGP2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$694,526	893,208	131,062	161,312	34,589	91,072	181	2,024
Realized gain (loss) on investments	(2,491,921)	(3,389,818)	(222,354)	(34,367)	(40,083)	45,464	2,114	299
Change in unrealized gain (loss) on investments	2,134,127	(532,484)	(56,998)	(1,576,852)	(56,522)	(316,090)	4,931	(72,447)
Reinvested capital gains	-	-	839,424	267,678	241,714	-	7,117	25,005

Net increase (decrease) in contract owners’ equity resulting from operations	336,732	(3,029,094)	691,134	(1,182,229)	179,698	(179,554)	14,343	(45,119)

Equity transactions:
Purchase payments received from contract owners (note 4)	344,918	152,928	886,286	329,408	31,732	465,672	-	-
Transfers between funds	(2,912,935)	116,823	(1,135,254)	(622,700)	58,221	(129,955)	-	-
Redemptions (notes 2, 3, and 4)	(2,330,610)	(2,195,783)	(287,177)	(175,869)	(434,041)	(66,880)	(114,024)	(1,805)
Adjustments to maintain reserves	(758)	(663)	(1,632)	(1,434)	(164)	(92)	1	-

Net equity transactions	(4,899,385)	(1,926,695)	(537,777)	(470,595)	(344,252)	268,745	(114,023)	(1,805)

Net change in contract owners’ equity	(4,562,653)	(4,955,789)	153,357	(1,652,824)	(164,554)	89,191	(99,680)	(46,924)
Contract owners’ equity at beginning of period	23,888,971	28,844,760	7,021,367	8,674,191	2,069,956	1,980,765	135,183	182,107

Contract owners’ equity at end of period	$19,326,318	23,888,971	7,174,724	7,021,367	1,905,402	2,069,956	35,503	135,183

CHANGE IN UNITS:
Beginning units	2,293,198	2,458,757	490,069	516,539	139,642	120,818	7,248	7,335
Units purchased	2,106,042	2,055,091	90,359	47,574	53,760	64,944	7	8
Units redeemed	(2,591,293)	(2,220,650)	(124,400)	(74,044)	(75,801)	(46,120)	(5,714)	(95)

Ending units	1,807,947	2,293,198	456,028	490,069	117,601	139,642	1,541	7,248

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AVRIP2		PIHYB2		PIVB2		PIVEI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$563	1,100	69,195	63,159	825,113	468,102	71,228	79,661
Realized gain (loss) on investments	(40)	(44)	(15,400)	(267,552)	(1,207,812)	(481,810)	(550,400)	48,308
Change in unrealized gain (loss) on investments	(940)	(7,394)	123,075	(31,991)	1,860,204	(3,916,466)	468,278	(1,344,157)
Reinvested capital gains	2,543	-	-	-	-	422,625	341,438	587,720

Net increase (decrease) in contract owners’ equity resulting from operations	2,126	(6,338)	176,870	(236,384)	1,477,505	(3,507,549)	330,544	(628,468)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	33	(271)	228,898	211,605	51,239	129,769
Transfers between funds	-	-	2,391,325	(8,351,350)	3,675,914	1,058,570	(681,742)	(500,942)
Redemptions (notes 2, 3, and 4)	(151)	(247)	(79,894)	(81,503)	(2,325,810)	(1,433,628)	(141,821)	(221,568)
Adjustments to maintain reserves	-	(1)	(101)	(8)	3,303	(1,363)	(47)	(155)

Net equity transactions	(151)	(248)	2,311,363	(8,433,132)	1,582,305	(164,816)	(772,371)	(592,896)

Net change in contract owners’ equity	1,975	(6,586)	2,488,233	(8,669,516)	3,059,810	(3,672,365)	(441,827)	(1,221,364)
Contract owners’ equity at beginning of period	34,264	40,850	562,189	9,231,705	20,814,696	24,487,061	4,516,790	5,738,154

Contract owners’ equity at end of period	$36,239	34,264	3,050,422	562,189	23,874,506	20,814,696	4,074,963	4,516,790

CHANGE IN UNITS:
Beginning units	3,395	3,418	24,990	365,411	1,263,107	1,271,864	124,181	144,902
Units purchased	-	-	381,456	233,743	1,015,132	394,860	42,680	151,615
Units redeemed	(15)	(23)	(283,309)	(574,164)	(941,825)	(403,617)	(64,759)	(172,336)

Ending units	3,380	3,395	123,137	24,990	1,336,414	1,263,107	102,102	124,181

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PIVF2		PIVMV2		PIVSI2		BRVED3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$47,645	42,128	82,138	69,297	415,443	402,598	436,333	380,361
Realized gain (loss) on investments	(2,041,140)	(481,707)	(723,571)	(1,596,457)	(677,260)	(475,923)	(1,344,693)	822,358
Change in unrealized gain (loss) on investments	3,809,340	(3,692,064)	535,733	(993,518)	1,132,139	(2,564,008)	2,458,153	(5,290,174)
Reinvested capital gains	397,321	1,647,938	552,883	2,047,878	-	510,345	1,151,256	3,056,306

Net increase (decrease) in contract owners’ equity resulting from operations	2,213,166	(2,483,705)	447,183	(472,800)	870,322	(2,126,988)	2,701,049	(1,031,149)

Equity transactions:
Purchase payments received from contract owners (note 4)	118,835	364,915	194,389	186,565	127,877	(771)	565,932	948,308
Transfers between funds	(3,522,718)	984,392	591,203	(216,163)	(292,617)	(3,626,970)	(3,431,086)	4,379,069
Redemptions (notes 2, 3, and 4)	(571,262)	(728,069)	(555,375)	(212,923)	(583,566)	(839,499)	(1,506,927)	(1,585,070)
Adjustments to maintain reserves	(624)	(408)	(315)	(80)	(824)	(1,260)	(2,225)	(1,639)

Net equity transactions	(3,975,769)	620,830	229,902	(242,601)	(749,130)	(4,468,500)	(4,374,306)	3,740,668

Net change in contract owners’ equity	(1,762,603)	(1,862,875)	677,085	(715,401)	121,192	(6,595,488)	(1,673,257)	2,709,519
Contract owners’ equity at beginning of period	9,510,020	11,372,895	4,563,233	5,278,634	11,243,637	17,839,125	25,915,947	23,206,428

Contract owners’ equity at end of period	$7,747,417	9,510,020	5,240,318	4,563,233	11,364,829	11,243,637	24,242,690	25,915,947

CHANGE IN UNITS:
Beginning units	233,674	222,177	146,844	163,049	644,350	890,218	906,111	758,102
Units purchased	87,765	112,694	161,765	251,737	307,545	322,628	142,297	413,317
Units redeemed	(166,932)	(101,197)	(152,312)	(267,942)	(360,330)	(568,496)	(285,355)	(265,308)

Ending units	154,507	233,674	156,297	146,844	591,565	644,350	763,053	906,111

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	BRVHY3		BRVTR3		BVLCC3		BVLCV3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,356,602	1,386,926	1,101,239	482,865	50,062	62,025	108,655	120,791
Realized gain (loss) on investments	(539,171)	(4,656,152)	(1,468,298)	(1,115,937)	(1,099,320)	(2,244,438)	(263,151)	(1,016,499)
Change in unrealized gain (loss) on investments	2,564,505	(392,094)	1,992,676	(3,087,290)	3,051,886	(177,337)	828,398	(89,137)
Reinvested capital gains	-	-	-	4,389	-	125,894	317,143	175,229

Net increase (decrease) in contract owners’ equity resulting from operations	4,381,936	(3,661,320)	1,625,617	(3,715,973)	2,002,628	(2,233,856)	991,045	(809,616)

Equity transactions:
Purchase payments received from contract owners (note 4)	758,747	460,352	2,189,287	1,348,170	95,605	545,591	168,792	239,827
Transfers between funds	25,107,485	(7,214,220)	10,483,040	4,120,808	(566,799)	1,046,173	47,543	1,218,172
Redemptions (notes 2, 3, and 4)	(5,709,322)	(1,637,715)	(1,732,089)	(2,616,891)	(834,776)	(1,122,489)	(420,188)	(600,193)
Adjustments to maintain reserves	(2,216)	(1,024)	(2,887)	(2,662)	(382)	(507)	(1,333)	(1,102)

Net equity transactions	20,154,694	(8,392,607)	10,937,351	2,849,425	(1,306,352)	468,768	(205,186)	856,704

Net change in contract owners’ equity	24,536,630	(12,053,927)	12,562,968	(866,548)	696,276	(1,765,088)	785,859	47,088
Contract owners’ equity at beginning of period	28,827,971	40,881,898	23,670,649	24,537,197	8,197,553	9,962,641	7,491,197	7,444,109

Contract owners’ equity at end of period	$53,364,601	28,827,971	36,233,617	23,670,649	8,893,829	8,197,553	8,277,056	7,491,197

CHANGE IN UNITS:
Beginning units	1,797,112	2,271,361	2,075,958	1,842,460	245,278	239,776	269,351	243,014
Units purchased	4,923,630	4,627,809	1,699,632	918,418	108,191	140,906	74,139	195,430
Units redeemed	(3,726,033)	(5,102,058)	(770,510)	(684,920)	(141,672)	(135,404)	(78,138)	(169,093)

Ending units	2,994,709	1,797,112	3,005,080	2,075,958	211,797	245,278	265,352	269,351

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	BVLFG3		MLVGA3		BRVCA3		DSIF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	660,174	-	-	-	499,950	421,891
Realized gain (loss) on investments	(523,393)	(4,591,219)	(463,414)	(734,817)	-	-	990,587	3,442,460
Change in unrealized gain (loss) on investments	5,107,638	(2,507,408)	2,699,770	(3,300,614)	2,519	(4,074)	5,998,933	(15,172,330)
Reinvested capital gains	316,320	713,239	-	290,905	452	356	1,446,487	3,068,697

Net increase (decrease) in contract owners’ equity resulting from operations	4,900,565	(6,385,388)	2,896,530	(3,744,526)	2,971	(3,718)	8,935,957	(8,239,282)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,536,822	197,205	617,742	752,313	1	-	474,751	681,833
Transfers between funds	7,036,151	(4,929,725)	5,528,255	912,702	-	-	2,579,511	(3,643,503)
Redemptions (notes 2, 3, and 4)	(1,130,842)	(703,913)	(1,763,240)	(1,065,222)	-	-	(2,145,095)	(2,341,103)
Adjustments to maintain reserves	(1,682)	(657)	(867)	(852)	(1)	-	(3,327)	(1,968)

Net equity transactions	8,440,449	(5,437,090)	4,381,890	598,941	-	-	905,840	(5,304,741)

Net change in contract owners’ equity	13,341,014	(11,822,478)	7,278,420	(3,145,585)	2,971	(3,718)	9,841,797	(13,544,023)
Contract owners’ equity at beginning of period	6,514,578	18,337,056	20,021,947	23,167,532	6,115	9,833	34,836,763	48,380,786

Contract owners’ equity at end of period	$19,855,592	6,514,578	27,300,367	20,021,947	9,086	6,115	44,678,560	34,836,763

CHANGE IN UNITS:
Beginning units	188,811	355,012	1,150,276	1,120,399	183	183	1,149,640	1,262,535
Units purchased	498,163	117,790	542,671	341,357	-	-	523,480	474,340
Units redeemed	(298,081)	(283,991)	(296,927)	(311,480)	-	-	(481,110)	(587,235)

Ending units	388,893	188,811	1,396,020	1,150,276	183	183	1,192,010	1,149,640

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DSRG		DVSCS		CVSBF		CLVGT2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$55,309	42,855	332,143	341,719	125,467	78,111	-	(242)
Realized gain (loss) on investments	(648,623)	535,049	(2,326,539)	(5,787,768)	(138,123)	261,457	(6,118,047)	1,097,815
Change in unrealized gain (loss) on investments	1,341,280	(3,594,965)	4,866,973	(6,597,110)	1,018,383	(2,109,806)	12,930,851	(16,009,801)
Reinvested capital gains	888,854	587,760	1,733,893	4,575,757	30,056	619,420	1,283,666	5,051,682

Net increase (decrease) in contract owners’ equity resulting from operations	1,636,820	(2,429,301)	4,606,470	(7,467,402)	1,035,783	(1,150,818)	8,096,470	(9,860,546)

Equity transactions:
Purchase payments received from contract owners (note 4)	27,204	427,222	764,364	976,792	41,159	15,408	585,240	375,120
Transfers between funds	(626,345)	(2,213,756)	3,548,053	(5,395,915)	265,588	1,586,173	1,174,353	(6,223,981)
Redemptions (notes 2, 3, and 4)	(302,071)	(402,460)	(1,889,453)	(1,800,223)	(108,944)	(156,744)	(1,384,308)	(1,787,673)
Adjustments to maintain reserves	(462)	(416)	(1,094)	(1,231)	(1,130)	(989)	(4,512)	(5,175)

Net equity transactions	(901,674)	(2,189,410)	2,421,870	(6,220,577)	196,673	1,443,848	370,773	(7,641,709)

Net change in contract owners’ equity	735,146	(4,618,711)	7,028,340	(13,687,979)	1,232,456	293,030	8,467,243	(17,502,255)
Contract owners’ equity at beginning of period	7,037,102	11,655,813	30,701,890	44,389,869	6,351,308	6,058,278	20,158,090	37,660,345

Contract owners’ equity at end of period	$7,772,248	7,037,102	37,730,230	30,701,890	7,583,764	6,351,308	28,625,333	20,158,090

CHANGE IN UNITS:
Beginning units	174,061	219,882	736,455	889,678	384,644	306,948	293,881	392,703
Units purchased	33,806	82,116	303,790	515,783	122,136	223,833	194,174	86,241
Units redeemed	(51,491)	(127,937)	(248,028)	(669,006)	(112,112)	(146,137)	(196,769)	(185,063)

Ending units	156,376	174,061	792,217	736,455	394,668	384,644	291,286	293,881

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	CLVLV1		CLVSI2		CLVSV1		CSCRS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	317,128	489,101	-	-	1,139,844	2,068,474
Realized gain (loss) on investments	1,713,668	1,874,390	142,121	(3,236,800)	(373,843)	(88,943)	(1,469,397)	(519,232)
Change in unrealized gain (loss) on investments	(706,590)	(2,497,443)	448,003	344,555	616,361	(524,238)	(213,658)	(480,588)
Reinvested capital gains	-	-	-	751,565	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,007,078	(623,053)	907,252	(1,651,579)	242,518	(613,181)	(543,211)	1,068,654

Equity transactions:
Purchase payments received from contract owners (note 4)	511,819	910,972	155,143	607,075	45,264	154,428	119,409	518,395
Transfers between funds	(3,754,359)	1,890,746	1,601,280	4,547,444	(1,228,971)	1,532,712	(834,683)	(1,109,241)
Redemptions (notes 2, 3, and 4)	(2,392,442)	(2,139,270)	(1,975,934)	(2,847,530)	(231,993)	(253,735)	(362,345)	(562,916)
Adjustments to maintain reserves	(2,390)	(3,253)	(675)	(539)	(132)	(177)	(535)	(545)

Net equity transactions	(5,637,372)	659,195	(220,186)	2,306,450	(1,415,832)	1,433,228	(1,078,154)	(1,154,307)

Net change in contract owners’ equity	(4,630,294)	36,142	687,066	654,871	(1,173,314)	820,047	(1,621,365)	(85,653)
Contract owners’ equity at beginning of period	24,746,159	24,710,017	9,527,317	8,872,446	4,440,181	3,620,134	6,145,374	6,231,027

Contract owners’ equity at end of period	$20,115,865	24,746,159	10,214,383	9,527,317	3,266,867	4,440,181	4,524,009	6,145,374

CHANGE IN UNITS:
Beginning units	770,836	782,942	825,628	680,253	176,382	126,270	756,908	903,076
Units purchased	172,994	367,141	440,454	2,153,890	132,690	136,191	408,903	1,806,401
Units redeemed	(332,702)	(379,247)	(454,418)	(2,008,515)	(192,492)	(86,079)	(553,562)	(1,952,569)

Ending units	611,128	770,836	811,664	825,628	116,580	176,382	612,249	756,908

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DWVSVS		DFVEA		DFVGB		DFVGMI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$58,131	79,187	1,344,214	894,044	4,207,288	1,612,533	1,835,889	782,862
Realized gain (loss) on investments	(67,212)	(2,286,412)	1,965,412	723,260	(1,651,823)	(1,556,212)	806,871	662,777
Change in unrealized gain (loss) on investments	415,715	(875,787)	7,420,574	(11,965,497)	2,834,248	(8,924,733)	6,656,024	(11,023,703)
Reinvested capital gains	389,628	1,055,703	1,570,267	1,606,378	-	-	853,403	1,000,604

Net increase (decrease) in contract owners’ equity resulting from operations	796,262	(2,027,309)	12,300,467	(8,741,815)	5,389,713	(8,868,412)	10,152,187	(8,577,460)

Equity transactions:
Purchase payments received from contract owners (note 4)	311,441	206,026	1,302,520	4,110,596	3,026,657	2,012,805	3,802,048	3,052,544
Transfers between funds	629,441	(315,757)	12,502,611	6,208,732	(2,997,658)	(10,152,037)	6,114,829	2,028,077
Redemptions (notes 2, 3, and 4)	(822,150)	(789,212)	(5,916,827)	(3,541,845)	(7,758,846)	(5,610,062)	(5,223,041)	(2,940,099)
Adjustments to maintain reserves	(650)	(739)	(1,601)	(1,298)	(4,681)	(4,610)	(4,194)	(3,674)

Net equity transactions	118,082	(899,682)	7,886,703	6,776,185	(7,734,528)	(13,753,904)	4,689,642	2,136,848

Net change in contract owners’ equity	914,344	(2,926,991)	20,187,170	(1,965,630)	(2,344,815)	(22,622,316)	14,841,829	(6,440,612)
Contract owners’ equity at beginning of period	8,714,755	11,641,746	58,653,503	60,619,133	117,350,331	139,972,647	67,872,579	74,313,191

Contract owners’ equity at end of period	$9,629,099	8,714,755	78,840,673	58,653,503	115,005,516	117,350,331	82,714,408	67,872,579

CHANGE IN UNITS:
Beginning units	527,833	617,359	4,274,629	3,799,741	10,826,038	12,068,893	4,556,832	4,422,592
Units purchased	148,411	1,226,770	1,326,845	815,644	1,880,365	1,586,856	940,761	664,541
Units redeemed	(142,667)	(1,316,296)	(802,399)	(340,756)	(2,530,611)	(2,829,711)	(640,322)	(530,301)

Ending units	533,577	527,833	4,799,075	4,274,629	10,175,792	10,826,038	4,857,271	4,556,832

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DFVIS		DFVIV		DFVSTF		DFVULV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,004,359	1,621,249	5,835,433	4,297,515	4,455,488	1,186,360	3,366,271	3,406,795
Realized gain (loss) on investments	(1,303,698)	(929,013)	123,075	(90,220)	247,812	(1,320,798)	4,562,741	5,184,087
Change in unrealized gain (loss) on investments	8,375,918	(16,016,484)	13,020,388	(10,236,964)	946,206	(1,079,175)	7,036,341	(20,192,371)
Reinvested capital gains	-	1,227,339	1,236,569	1,280,679	-	-	2,352,050	2,105,019

Net increase (decrease) in contract owners’ equity resulting from operations	9,076,579	(14,096,909)	20,215,465	(4,748,990)	5,649,506	(1,213,613)	17,317,403	(9,496,470)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,049,484	881,482	1,574,829	2,032,494	2,172,329	1,736,657	2,376,834	3,018,933
Transfers between funds	(458,643)	3,955,972	5,544,943	9,587,830	11,354,338	36,748,461	(2,881,442)	7,098,750
Redemptions (notes 2, 3, and 4)	(3,714,063)	(2,997,259)	(6,706,108)	(5,015,705)	(8,571,660)	(5,651,559)	(8,579,115)	(8,181,817)
Adjustments to maintain reserves	(2,592)	(2,663)	(7,689)	(6,389)	(4,632)	(4,989)	(10,940)	(11,542)

Net equity transactions	(3,125,814)	1,837,532	405,975	6,598,230	4,950,375	32,828,570	(9,094,663)	1,924,324

Net change in contract owners’ equity	5,950,765	(12,259,377)	20,621,440	1,849,240	10,599,881	31,614,957	8,222,740	(7,572,146)
Contract owners’ equity at beginning of period	67,786,093	80,045,470	116,733,415	114,884,175	116,888,255	85,273,298	171,990,183	179,562,329

Contract owners’ equity at end of period	$73,736,858	67,786,093	137,354,855	116,733,415	127,488,136	116,888,255	180,212,923	171,990,183

CHANGE IN UNITS:
Beginning units	4,505,732	4,320,829	8,808,658	8,325,656	11,322,607	8,123,713	8,288,849	8,101,135
Units purchased	780,179	828,655	2,404,966	2,369,657	4,701,097	12,654,724	1,808,259	2,333,854
Units redeemed	(977,045)	(643,752)	(2,326,826)	(1,886,655)	(4,219,714)	(9,455,830)	(2,177,848)	(2,146,140)

Ending units	4,308,866	4,505,732	8,886,798	8,808,658	11,803,990	11,322,607	7,919,260	8,288,849

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DFVUTV		ETVFR		FHIB		FVK2S
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,853,176	1,376,450	4,634,001	3,179,191	611,488	670,007	-	-
Realized gain (loss) on investments	3,429,124	3,451,739	(2,201,274)	(1,563,227)	(856,373)	(690,082)	(757,020)	(1,361,565)
Change in unrealized gain (loss) on investments	10,766,341	(21,121,788)	3,530,325	(4,207,900)	1,661,572	(1,772,227)	937,181	(733,407)
Reinvested capital gains	10,011,417	10,234,246	-	-	-	-	-	486,947

Net increase (decrease) in contract owners’ equity resulting from operations	26,060,058	(6,059,353)	5,963,052	(2,591,936)	1,416,687	(1,792,302)	180,161	(1,608,025)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,794,682	3,449,027	699,187	1,736,284	68,002	220,117	165,742	22,103
Transfers between funds	9,181,376	9,945,966	(14,304,612)	(4,803,078)	1,976,054	(10,724,009)	(661,135)	(1,451,205)
Redemptions (notes 2, 3, and 4)	(7,704,428)	(6,309,458)	(4,087,562)	(4,515,335)	(707,729)	(1,006,485)	(384,383)	(598,301)
Adjustments to maintain reserves	(8,289)	(7,680)	(2,593)	(2,504)	(210)	(429)	(592)	(829)

Net equity transactions	4,263,341	7,077,855	(17,695,580)	(7,584,633)	1,336,117	(11,510,806)	(880,368)	(2,028,232)

Net change in contract owners’ equity	30,323,399	1,018,502	(11,732,528)	(10,176,569)	2,752,804	(13,303,108)	(700,207)	(3,636,257)
Contract owners’ equity at beginning of period	129,508,396	128,489,894	60,678,717	70,855,286	10,237,949	23,541,057	2,534,152	6,170,409

Contract owners’ equity at end of period	$159,831,795	129,508,396	48,946,189	60,678,717	12,990,753	10,237,949	1,833,945	2,534,152

CHANGE IN UNITS:
Beginning units	6,108,382	5,712,781	4,168,182	4,729,381	389,883	784,907	100,294	165,139
Units purchased	1,774,712	2,043,186	1,905,585	3,897,529	237,606	183,104	53,191	49,616
Units redeemed	(1,500,509)	(1,647,585)	(3,039,612)	(4,458,728)	(197,433)	(578,128)	(93,394)	(114,461)

Ending units	6,382,585	6,108,382	3,034,155	4,168,182	430,056	389,883	60,091	100,294

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVU2		FB2		FC2		FDCA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$144,663	155,412	659,770	382,423	102,918	88,738	94	83
Realized gain (loss) on investments	(154,558)	(337,166)	(785,325)	1,175,918	1,333,771	2,298,052	97	124
Change in unrealized gain (loss) on investments	736,228	(3,097,004)	6,208,809	(11,694,985)	7,352,855	(15,722,132)	16,491	(29,687)
Reinvested capital gains	-	1,948,469	1,308,760	2,205,009	1,397,647	1,681,958	4,053	10,057

Net increase (decrease) in contract owners’ equity resulting from operations	726,333	(1,330,289)	7,392,014	(7,931,635)	10,187,191	(11,653,384)	20,735	(19,423)

Equity transactions:
Purchase payments received from contract owners (note 4)	337,953	164,795	2,038,248	4,479,484	846,594	811,369	-	-
Transfers between funds	420,792	(234,336)	9,079,629	(811,022)	3,846,401	(1,820,559)	-	-
Redemptions (notes 2, 3, and 4)	(455,084)	(586,293)	(4,329,362)	(3,658,996)	(1,963,075)	(2,451,634)	(413)	(570)
Adjustments to maintain reserves	(146)	(163)	(5,893)	(6,874)	(4,779)	(4,320)	(1)	(1)

Net equity transactions	303,515	(655,997)	6,782,622	2,592	2,725,141	(3,465,144)	(414)	(571)

Net change in contract owners’ equity	1,029,848	(1,986,286)	14,174,636	(7,929,043)	12,912,332	(15,118,528)	20,321	(19,994)
Contract owners’ equity at beginning of period	7,873,290	9,859,576	33,359,995	41,289,038	29,801,165	44,919,693	72,391	92,385

Contract owners’ equity at end of period	$8,903,138	7,873,290	47,534,631	33,359,995	42,713,497	29,801,165	92,712	72,391

CHANGE IN UNITS:
Beginning units	269,302	290,700	1,377,766	1,395,682	947,607	1,041,253	1,860	1,874
Units purchased	44,294	53,939	862,436	536,234	349,803	211,963	-	-
Units redeemed	(33,919)	(75,337)	(664,052)	(554,150)	(275,642)	(305,609)	(9)	(14)

Ending units	279,677	269,302	1,576,150	1,377,766	1,021,768	947,607	1,851	1,860

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FDSCS2		FEI2		FG2		FGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$144,926	76,192	198,508	159,214	1,298	99,987	133,215	132,027
Realized gain (loss) on investments	(1,092,390)	248,252	(147,602)	285,906	(2,009,521)	(5,198,622)	375,392	267,065
Change in unrealized gain (loss) on investments	4,260,596	(5,002,732)	641,264	(1,230,272)	11,876,630	(6,582,859)	662,196	(843,480)
Reinvested capital gains	-	2,092,733	340,638	317,693	2,546,284	2,236,671	348,381	177,815

Net increase (decrease) in contract owners’ equity resulting from operations	3,313,132	(2,585,555)	1,032,808	(467,459)	12,414,691	(9,444,823)	1,519,184	(266,573)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,339,674	1,276,744	902,755	584,070	1,010,926	1,379,804	751,990	292,680
Transfers between funds	4,817,123	652,803	1,207,682	380,656	22,398,950	(25,743)	(219,049)	2,851,455
Redemptions (notes 2, 3, and 4)	(926,398)	(714,785)	(412,410)	(247,018)	(3,757,263)	(3,000,834)	(1,193,783)	(299,918)
Adjustments to maintain reserves	(1,796)	(973)	(619)	(420)	(4,672)	(3,207)	(1,502)	(498)

Net equity transactions	5,228,603	1,213,789	1,697,408	717,288	19,647,941	(1,649,980)	(662,344)	2,843,719

Net change in contract owners’ equity	8,541,735	(1,371,766)	2,730,216	249,829	32,062,632	(11,094,803)	856,840	2,577,146
Contract owners’ equity at beginning of period	12,355,715	13,727,481	9,145,177	8,895,348	27,430,669	38,525,472	8,742,560	6,165,414

Contract owners’ equity at end of period	$20,897,450	12,355,715	11,875,393	9,145,177	59,493,301	27,430,669	9,599,400	8,742,560

CHANGE IN UNITS:
Beginning units	455,809	402,345	294,187	267,265	637,230	662,135	249,336	170,379
Units purchased	393,667	212,992	140,520	121,903	822,136	465,516	293,157	135,941
Units redeemed	(201,994)	(159,528)	(88,295)	(94,981)	(453,824)	(490,421)	(283,401)	(56,984)

Ending units	647,482	455,809	346,412	294,187	1,005,542	637,230	259,092	249,336

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FGO2		FHI2		FIGBP2		FMC2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	541,750	385,189	2,166,806	1,742,972	42,685	26,847
Realized gain (loss) on investments	(8,190,544)	(3,317,401)	(278,805)	(788,898)	(4,791,837)	(2,566,035)	223,818	137,941
Change in unrealized gain (loss) on investments	20,433,307	(24,841,944)	245,315	(176,813)	7,608,223	(15,452,583)	886,878	(2,530,022)
Reinvested capital gains	-	7,771,338	-	-	-	4,433,676	316,593	674,047

Net increase (decrease) in contract owners’ equity resulting from operations	12,242,763	(20,388,007)	508,260	(580,522)	4,983,192	(11,841,970)	1,469,974	(1,691,187)

Equity transactions:
Purchase payments received from contract owners (note 4)	853,215	774,554	369,805	441	1,509,721	937,397	439,889	682,748
Transfers between funds	(378,030)	(10,575,616)	3,800,829	596,658	13,807,402	(2,931,021)	1,030,090	(434,668)
Redemptions (notes 2, 3, and 4)	(2,858,513)	(1,902,577)	(499,350)	(195,944)	(5,324,591)	(5,202,353)	(892,357)	(425,296)
Adjustments to maintain reserves	(1,587)	(3,255)	(9)	-	(2,583)	(2,411)	(1,017)	(902)

Net equity transactions	(2,384,915)	(11,706,894)	3,671,275	401,155	9,989,949	(7,198,388)	576,605	(178,118)

Net change in contract owners’ equity	9,857,848	(32,094,901)	4,179,535	(179,367)	14,973,141	(19,040,358)	2,046,579	(1,869,305)
Contract owners’ equity at beginning of period	27,777,836	59,872,737	5,607,295	5,786,662	77,727,959	96,768,317	9,536,003	11,405,308

Contract owners’ equity at end of period	$37,635,684	27,777,836	9,786,830	5,607,295	92,701,100	77,727,959	11,582,582	9,536,003

CHANGE IN UNITS:
Beginning units	584,995	771,116	361,056	328,936	6,113,831	6,599,667	378,867	381,280
Units purchased	276,351	129,760	1,079,151	629,116	2,907,247	1,858,762	192,190	89,822
Units redeemed	(342,720)	(315,881)	(868,852)	(596,996)	(2,136,357)	(2,344,598)	(176,496)	(92,235)

Ending units	518,626	584,995	571,355	361,056	6,884,721	6,113,831	394,561	378,867

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FNRS2		FO2		FRESS2		FV2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$386,367	372,449	74,149	54,376	177,043	110,973	181,007	160,651
Realized gain (loss) on investments	493,625	3,997,083	(9,140)	65,977	(787,612)	(33,100)	26,843	(1,684,191)
Change in unrealized gain (loss) on investments	(1,207,195)	617,815	1,427,881	(2,539,086)	904,841	(4,280,784)	1,479,495	224,170
Reinvested capital gains	-	-	24,844	67,761	381,499	354,152	612,850	392,528

Net increase (decrease) in contract owners’ equity resulting from operations	(327,203)	4,987,347	1,517,734	(2,350,972)	675,771	(3,848,759)	2,300,195	(906,842)

Equity transactions:
Purchase payments received from contract owners (note 4)	495,419	529,548	132,364	110,634	64,576	333,606	419,911	222,189
Transfers between funds	(2,036,465)	5,733,959	2,496,412	(691,651)	(144,526)	(1,629,506)	2,378,121	5,094,316
Redemptions (notes 2, 3, and 4)	(696,172)	(1,195,347)	(299,933)	(302,720)	(730,658)	(832,958)	(849,068)	(972,945)
Adjustments to maintain reserves	(1,386)	(1,507)	(656)	(425)	(207)	(445)	(1,261)	(763)

Net equity transactions	(2,238,604)	5,066,653	2,328,187	(884,162)	(810,815)	(2,129,303)	1,947,703	4,342,797

Net change in contract owners’ equity	(2,565,807)	10,054,000	3,845,921	(3,235,134)	(135,044)	(5,978,062)	4,247,898	3,435,955
Contract owners’ equity at beginning of period	16,651,274	6,597,274	6,048,948	9,284,082	8,209,223	14,187,285	13,997,346	10,561,391

Contract owners’ equity at end of period	$14,085,467	16,651,274	9,894,869	6,048,948	8,074,179	8,209,223	18,245,244	13,997,346

CHANGE IN UNITS:
Beginning units	565,587	364,920	354,967	407,844	383,820	485,317	421,157	303,257
Units purchased	371,956	1,764,523	405,930	69,809	143,316	164,191	322,404	624,705
Units redeemed	(462,463)	(1,563,856)	(278,678)	(122,686)	(186,315)	(265,688)	(280,799)	(506,805)

Ending units	475,080	565,587	482,219	354,967	340,821	383,820	462,762	421,157

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVF202		FVF502		FVF602		FVF702
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$491	292	3	327	17,890	13,236	36	27
Realized gain (loss) on investments	-	-	(121)	5,099	(903)	(1,494)	-	-
Change in unrealized gain (loss) on investments	539	(2,584)	138	(44,672)	88,644	(284,109)	236	(687)
Reinvested capital gains	-	903	-	19,045	-	136,145	-	332

Net increase (decrease) in contract owners’ equity resulting from operations	1,030	(1,389)	20	(20,201)	105,631	(136,222)	272	(328)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	(2)	-
Transfers between funds	-	-	(1,066)	(700)	-	-	-	-
Redemptions (notes 2, 3, and 4)	-	-	-	(242,145)	(3,852)	(7,935)	(1)	(1)
Adjustments to maintain reserves	-	-	-	-	(1)	(2)	2	1

Net equity transactions	-	-	(1,066)	(242,845)	(3,853)	(7,937)	(1)	-

Net change in contract owners’ equity	1,030	(1,389)	(1,046)	(263,046)	101,778	(144,159)	271	(328)
Contract owners’ equity at beginning of period	12,848	14,237	1,046	264,092	752,086	896,245	1,747	2,075

Contract owners’ equity at end of period	$13,878	12,848	-	1,046	853,864	752,086	2,018	1,747

CHANGE IN UNITS:
Beginning units	956	956	59	12,843	38,808	39,193	83	83
Units purchased	-	-	-	6,119	-	-	-	-
Units redeemed	-	-	(59)	(18,903)	(185)	(385)	-	-

Ending units	956	956	-	59	38,623	38,808	83	83

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVFI2		FVFRHI		FVICA2		FVSIS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$126,695	84,549	424,109	-	48,108	24,287	1,719,027	1,138,039
Realized gain (loss) on investments	(216,231)	(251,193)	25,498	-	542,429	(126,388)	(168,235)	(1,025,020)
Change in unrealized gain (loss) on investments	314,102	(677,599)	(90,867)	-	6,665,334	(11,587,540)	1,723,975	(5,342,301)
Reinvested capital gains	-	169,492	-	-	-	2,178,830	-	42,384

Net increase (decrease) in contract owners’ equity resulting from operations	224,566	(674,751)	358,740	-	7,255,871	(9,510,811)	3,274,767	(5,186,898)

Equity transactions:
Purchase payments received from contract owners (note 4)	191,788	17,701	157,493	-	389,638	384,622	1,794,187	1,907,100
Transfers between funds	(278,147)	(2,013,077)	7,600,586	-	4,282,125	1,487,934	7,121,311	(8,984,027)
Redemptions (notes 2, 3, and 4)	(653,449)	(555,438)	(148,808)	-	(2,040,209)	(1,559,737)	(2,616,583)	(1,921,160)
Adjustments to maintain reserves	(287)	(501)	(111)	-	(2,541)	(2,620)	(2,141)	(1,466)

Net equity transactions	(740,095)	(2,551,315)	7,609,160	-	2,629,013	310,199	6,296,774	(8,999,553)

Net change in contract owners’ equity	(515,529)	(3,226,066)	7,967,900	-	9,884,884	(9,200,612)	9,571,541	(14,186,451)
Contract owners’ equity at beginning of period	3,504,526	6,730,592	-	-	26,571,974	35,772,586	31,559,483	45,745,934

Contract owners’ equity at end of period	$2,988,997	3,504,526	7,967,900	-	36,456,858	26,571,974	41,131,024	31,559,483

CHANGE IN UNITS:
Beginning units	292,991	493,887	-	-	1,249,400	1,231,478	2,228,813	2,869,695
Units purchased	52,255	72,739	869,114	-	672,169	300,869	946,124	874,121
Units redeemed	(112,974)	(273,635)	(130,073)	-	(584,447)	(282,947)	(500,836)	(1,515,003)

Ending units	232,272	292,991	739,041	-	1,337,122	1,249,400	2,674,101	2,228,813

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVSS2		FVTV2		FEOVF		FTVGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$38,702	17,973	535	786	-	913,700	-	-
Realized gain (loss) on investments	20,423	(7,891)	(1,141)	24,904	(826,327)	(1,119,492)	(263,796)	(2,106,478)
Change in unrealized gain (loss) on investments	394,424	(62,595)	4,757	(39,302)	2,005,557	(6,338,210)	516,376	1,274,648
Reinvested capital gains	158,476	76,605	-	426	2,928,467	2,648,684	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	612,025	24,092	4,151	(13,186)	4,107,697	(3,895,318)	252,580	(831,830)

Equity transactions:
Purchase payments received from contract owners (note 4)	231,547	317,374	1	-	523,945	481,219	31,603	195,138
Transfers between funds	1,918,083	1,740,401	(9,361)	-	(4,454,413)	(803,703)	(1,695,934)	(3,043,771)
Redemptions (notes 2, 3, and 4)	(113,767)	(25,992)	(66)	(371,218)	(2,769,796)	(2,320,222)	(735,032)	(708,669)
Adjustments to maintain reserves	(80)	(37)	(1)	-	(3,163)	(2,736)	(237)	(399)

Net equity transactions	2,035,783	2,031,746	(9,427)	(371,218)	(6,703,427)	(2,645,442)	(2,399,600)	(3,557,701)

Net change in contract owners’ equity	2,647,808	2,055,838	(5,276)	(384,404)	(2,595,730)	(6,540,760)	(2,147,020)	(4,389,531)
Contract owners’ equity at beginning of period	2,086,893	31,055	32,451	416,855	42,573,663	49,114,423	10,600,606	14,990,137

Contract owners’ equity at end of period	$4,734,701	2,086,893	27,175	32,451	39,977,933	42,573,663	8,453,586	10,600,606

CHANGE IN UNITS:
Beginning units	67,260	895	2,020	21,887	1,869,648	1,971,648	697,093	937,708
Units purchased	108,104	78,774	3	-	303,364	375,427	72,781	608,088
Units redeemed	(48,380)	(12,409)	(538)	(19,867)	(551,826)	(477,427)	(227,700)	(848,703)

Ending units	126,984	67,260	1,485	2,020	1,621,186	1,869,648	542,174	697,093

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVGR2		FTVIS2		FTVMS2		FTVRD2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$110,838	93,586	984,227	1,165,639	45,402	41,947	193,771	99,025
Realized gain (loss) on investments	(725,947)	(396,679)	(552,724)	871,569	(71,461)	(39,807)	(1,732,103)	(172,045)
Change in unrealized gain (loss) on investments	1,150,246	(1,193,701)	(16,938)	(4,198,037)	114,569	(442,001)	1,376,343	(2,973,412)
Reinvested capital gains	-	279,739	1,193,198	473,139	208,974	253,325	2,223,869	1,579,988

Net increase (decrease) in contract owners’ equity resulting from operations	535,137	(1,217,055)	1,607,763	(1,687,690)	297,484	(186,536)	2,061,880	(1,466,444)

Equity transactions:
Purchase payments received from contract owners (note 4)	29,104	266,008	858,030	561,146	118,073	126,856	739,440	756,875
Transfers between funds	633,514	699,697	(1,587,428)	(4,620,323)	(23,112)	6,437	4,713,774	743,385
Redemptions (notes 2, 3, and 4)	(177,797)	(180,503)	(1,515,522)	(2,838,644)	(179,864)	(324,087)	(1,318,949)	(1,118,570)
Adjustments to maintain reserves	(280)	(256)	(1,052)	(1,801)	(300)	(107)	(2,452)	(1,337)

Net equity transactions	484,541	784,946	(2,245,972)	(6,899,622)	(85,203)	(190,901)	4,131,813	380,353

Net change in contract owners’ equity	1,019,678	(432,109)	(638,209)	(8,587,312)	212,281	(377,437)	6,193,693	(1,086,091)
Contract owners’ equity at beginning of period	3,761,305	4,193,414	20,455,481	29,042,793	2,204,702	2,582,139	13,382,387	14,468,478

Contract owners’ equity at end of period	$4,780,983	3,761,305	19,817,272	20,455,481	2,416,983	2,204,702	19,576,080	13,382,387

CHANGE IN UNITS:
Beginning units	173,545	140,513	710,771	952,769	79,574	80,484	623,341	603,503
Units purchased	152,089	83,425	99,595	579,917	37,652	26,871	478,278	527,962
Units redeemed	(133,633)	(50,393)	(182,235)	(821,915)	(34,711)	(27,781)	(281,558)	(508,124)

Ending units	192,001	173,545	628,131	710,771	82,515	79,574	820,061	623,341

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVSI2		FTVUG2		GVGMNS		GVMSA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$413,381	417,408	158,014	185,729	-	-	403,301	201,919
Realized gain (loss) on investments	(237,163)	(304,938)	(201,837)	(886,824)	(27,475)	(66)	69,854	21,645
Change in unrealized gain (loss) on investments	582,243	(1,255,607)	302,210	(176,946)	34,086	(44,345)	(27,556)	(531,841)
Reinvested capital gains	-	-	-	-	-	6,503	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	758,461	(1,143,137)	258,387	(878,041)	6,611	(37,908)	445,599	(308,277)

Equity transactions:
Purchase payments received from contract owners (note 4)	253,401	630,563	517,267	120,668	-	-	373,565	40,799
Transfers between funds	1,235,632	(973,462)	(437,945)	(2,913,355)	(103,106)	-	261,664	1,506,534
Redemptions (notes 2, 3, and 4)	(664,646)	(568,440)	(624,900)	(680,301)	(62,944)	(730)	(420,049)	(250,619)
Adjustments to maintain reserves	(688)	(351)	(73)	(340)	-	-	(686)	(550)

Net equity transactions	823,699	(911,690)	(545,651)	(3,473,328)	(166,050)	(730)	214,494	1,296,164

Net change in contract owners’ equity	1,582,160	(2,054,827)	(287,264)	(4,351,369)	(159,439)	(38,638)	660,093	987,887
Contract owners’ equity at beginning of period	8,796,168	10,850,995	6,360,670	10,712,039	159,439	198,077	5,779,587	4,791,700

Contract owners’ equity at end of period	$10,378,328	8,796,168	6,073,406	6,360,670	-	159,439	6,439,680	5,779,587

CHANGE IN UNITS:
Beginning units	486,068	517,230	521,166	800,740	12,905	12,961	555,068	429,605
Units purchased	186,239	125,579	424,517	936,944	-	-	208,334	206,164
Units redeemed	(142,816)	(156,741)	(469,368)	(1,216,518)	(12,905)	(56)	(188,391)	(80,701)

Ending units	529,491	486,068	476,315	521,166	-	12,905	575,011	555,068

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVFRB		GVLCVB		GVR2XS		GVRUGM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$968,826	505,717	592	461	1,572	-	5,417	2,112
Realized gain (loss) on investments	1,182,407	(651,906)	102	133	129,346	(38,589)	-	-
Change in unrealized gain (loss) on investments	767,067	(154,265)	(1,172)	(4,391)	64,817	(66,966)	-	-
Reinvested capital gains	-	-	3,507	3,215	-	-	1	8

Net increase (decrease) in contract owners’ equity resulting from operations	2,918,300	(300,454)	3,029	(582)	195,735	(105,555)	5,418	2,120

Equity transactions:
Purchase payments received from contract owners (note 4)	380,240	322,938	(1)	-	11,849	640	(71)	(2)
Transfers between funds	5,672,494	1,909,441	(866)	-	2,155,805	(665,824)	-	-
Redemptions (notes 2, 3, and 4)	(1,992,752)	(979,844)	(1,016)	(1,203)	(33,675)	(12,168)	(228,125)	(2,386)
Adjustments to maintain reserves	(992)	(591)	2	-	(78)	(2)	(2)	3

Net equity transactions	4,058,990	1,251,944	(1,881)	(1,203)	2,133,901	(677,354)	(228,198)	(2,385)

Net change in contract owners’ equity	6,977,290	951,490	1,148	(1,785)	2,329,636	(782,909)	(222,780)	(265)
Contract owners’ equity at beginning of period	24,365,699	23,414,209	34,543	36,328	511,995	1,294,904	290,590	290,855

Contract owners’ equity at end of period	$31,342,989	24,365,699	35,691	34,543	2,841,631	511,995	67,810	290,590

CHANGE IN UNITS:
Beginning units	1,898,099	1,817,705	1,078	1,118	29,434	42,425	25,626	25,838
Units purchased	3,388,228	2,488,987	-	-	963,639	2,419,430	15,303	-
Units redeemed	(3,085,967)	(2,408,593)	(59)	(40)	(859,172)	(2,432,421)	(35,162)	(212)

Ending units	2,200,360	1,898,099	1,019	1,078	133,901	29,434	5,767	25,626

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVTRBE		RAF		RBF		RBKF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,924,887	2,245,273	3,671	(87)	-	-	23,557	26,167
Realized gain (loss) on investments	(3,074,859)	(1,996,160)	(1,025,202)	105,435	(153,297)	(918,213)	(30,748)	(1,120,849)
Change in unrealized gain (loss) on investments	5,423,020	(14,857,293)	(103,291)	88,533	147,028	9,738	124,486	69,791
Reinvested capital gains	-	177,228	-	-	23,668	476,528	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,273,048	(14,430,952)	(1,124,822)	193,881	17,399	(431,947)	117,295	(1,024,891)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,314,467	907,281	1,248	2,970	8,058	66,163	24	14,243
Transfers between funds	14,163,264	(1,476,505)	(3,981,084)	6,142,657	(2,045,998)	1,468,178	345,785	(875,658)
Redemptions (notes 2, 3, and 4)	(6,003,333)	(4,001,025)	(346,692)	(559,751)	(468,114)	(191,213)	(62,318)	(113,667)
Adjustments to maintain reserves	(2,997)	(2,892)	(109)	(75)	(284)	(407)	(64)	(112)

Net equity transactions	9,471,401	(4,573,141)	(4,326,637)	5,585,801	(2,506,338)	1,342,721	283,427	(975,194)

Net change in contract owners’ equity	14,744,449	(19,004,093)	(5,451,459)	5,779,682	(2,488,939)	910,774	400,722	(2,000,085)
Contract owners’ equity at beginning of period	71,662,847	90,666,940	5,906,240	126,558	4,400,756	3,489,982	1,051,483	3,051,568

Contract owners’ equity at end of period	$86,407,296	71,662,847	454,781	5,906,240	1,911,817	4,400,756	1,452,205	1,051,483

CHANGE IN UNITS:
Beginning units	5,126,246	5,442,870	9,833,506	237,119	89,658	66,672	101,928	246,055
Units purchased	2,150,687	1,739,296	46,394,018	186,738,377	46,506	237,038	573,045	1,579,849
Units redeemed	(1,495,260)	(2,055,920)	(55,293,044)	(177,141,990)	(96,687)	(214,052)	(537,935)	(1,723,976)

Ending units	5,781,673	5,126,246	934,480	9,833,506	39,477	89,658	137,038	101,928

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RBMF		RCPF		RELF		RENF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(19)	13,961	44,936	33,568	(484)	(229)	496,887	137,295
Realized gain (loss) on investments	(170,446)	(573,228)	(559,263)	(249,104)	1,736,301	(1,245,230)	(1,639,318)	5,205,223
Change in unrealized gain (loss) on investments	37,146	(27,637)	93,082	(385,064)	2,303,418	(370,860)	(7,024)	129,269
Reinvested capital gains	-	46,258	16,752	271,413	270,346	113,174	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(133,319)	(540,646)	(404,493)	(329,187)	4,309,581	(1,503,145)	(1,149,455)	5,471,787

Equity transactions:
Purchase payments received from contract owners (note 4)	18,337	13,466	4,382	6,641	65,887	22,165	12,375	184,186
Transfers between funds	(379,172)	902,086	(807,137)	(2,589,927)	2,494,784	2,915,485	(702,742)	1,881,322
Redemptions (notes 2, 3, and 4)	(172,228)	(224,625)	(114,178)	(144,197)	(219,737)	(203,325)	(855,865)	(2,559,780)
Adjustments to maintain reserves	(88)	(75)	(246)	(324)	(2,012)	(1,372)	(1,258)	(2,219)

Net equity transactions	(533,151)	690,852	(917,179)	(2,727,807)	2,338,922	2,732,953	(1,547,490)	(496,491)

Net change in contract owners’ equity	(666,470)	150,206	(1,321,672)	(3,056,994)	6,648,503	1,229,808	(2,696,945)	4,975,296
Contract owners’ equity at beginning of period	2,354,909	2,204,703	3,763,487	6,820,481	6,654,454	5,424,646	10,754,951	5,779,655

Contract owners’ equity at end of period	$1,688,439	2,354,909	2,441,815	3,763,487	13,302,957	6,654,454	8,058,006	10,754,951

CHANGE IN UNITS:
Beginning units	75,734	64,583	104,781	179,476	141,451	87,006	672,753	532,010
Units purchased	254,531	433,947	282,353	304,570	285,719	195,175	2,803,267	6,356,419
Units redeemed	(279,848)	(422,796)	(316,860)	(379,265)	(246,482)	(140,730)	(2,987,884)	(6,215,676)

Ending units	50,417	75,734	70,274	104,781	180,688	141,451	488,136	672,753

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RESF		RFSF		RHCF		RHYS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(415)	(705)	-	19,516	(12)	(12)	138,603	14,885
Realized gain (loss) on investments	975,299	133,389	41,010	(1,216,291)	29,666	(891,175)	43,533	(367,172)
Change in unrealized gain (loss) on investments	(740,139)	836,847	331,560	(245,317)	(43,056)	(141,193)	240,040	(18,947)
Reinvested capital gains	-	-	-	266,800	145,338	276,150	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	234,745	969,531	372,570	(1,175,292)	131,936	(756,230)	422,176	(371,234)

Equity transactions:
Purchase payments received from contract owners (note 4)	70,166	118,357	174,094	119,420	4,474	28,880	80,442	3,860
Transfers between funds	(10,919,133)	10,541,644	3,481,980	(3,946,111)	(1,031,475)	(2,000,775)	4,551,465	205,062
Redemptions (notes 2, 3, and 4)	(146,773)	(184,495)	(153,418)	(144,614)	(195,364)	(412,435)	(250,544)	(62,947)
Adjustments to maintain reserves	(574)	(586)	(159)	(228)	(221)	(522)	(40)	(83)

Net equity transactions	(10,996,314)	10,474,920	3,502,497	(3,971,533)	(1,222,586)	(2,384,852)	4,381,323	145,892

Net change in contract owners’ equity	(10,761,569)	11,444,451	3,875,067	(5,146,825)	(1,090,650)	(3,141,082)	4,803,499	(225,342)
Contract owners’ equity at beginning of period	12,856,254	1,411,803	2,329,654	7,476,479	4,403,749	7,544,831	1,892,059	2,117,401

Contract owners’ equity at end of period	$2,094,685	12,856,254	6,204,721	2,329,654	3,313,099	4,403,749	6,695,558	1,892,059

CHANGE IN UNITS:
Beginning units	2,200,196	346,096	130,528	339,417	100,795	155,800	157,701	156,599
Units purchased	1,410,834	6,289,940	457,674	614,467	136,995	481,028	3,326,364	1,345,579
Units redeemed	(3,266,431)	(4,435,840)	(286,284)	(823,356)	(166,132)	(536,033)	(2,989,540)	(1,344,477)

Ending units	344,599	2,200,196	301,918	130,528	71,658	100,795	494,525	157,701

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RINF		RJNF		RLCE		RLCJ
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	(35)	5,003	-	853	-
Realized gain (loss) on investments	161,404	(809,528)	28,003	33,896	234,527	27,363	15,496	(159,314)
Change in unrealized gain (loss) on investments	794,664	(296,977)	(37,897)	22,292	28,194	(14,743)	43,442	(14,093)
Reinvested capital gains	-	217,355	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	956,068	(889,150)	(9,894)	56,153	267,724	12,620	59,791	(173,407)

Equity transactions:
Purchase payments received from contract owners (note 4)	75,926	48,366	15,846	13,045	76,869	25	9,440	(1)
Transfers between funds	1,878,819	(136,353)	(701,011)	(280,498)	(800,571)	1,109,077	301,893	145,522
Redemptions (notes 2, 3, and 4)	(364,876)	(106,961)	(91,217)	(372,030)	(318,157)	(8,715)	(12,429)	(2,173)
Adjustments to maintain reserves	(145)	(2)	(2)	(47)	(11)	-	2	-

Net equity transactions	1,589,724	(194,950)	(776,384)	(639,530)	(1,041,870)	1,100,387	298,906	143,348

Net change in contract owners’ equity	2,545,792	(1,084,100)	(786,278)	(583,377)	(774,146)	1,113,007	358,697	(30,059)
Contract owners’ equity at beginning of period	1,130,562	2,214,662	1,244,773	1,828,150	1,158,133	45,126	161,886	191,945

Contract owners’ equity at end of period	$3,676,354	1,130,562	458,495	1,244,773	383,987	1,158,133	520,583	161,886

CHANGE IN UNITS:
Beginning units	27,907	30,155	320,123	687,627	97,181	3,292	8,802	5,950
Units purchased	387,438	20,129	6,304,964	46,409,331	3,695,941	585,284	352,408	84,751
Units redeemed	(353,771)	(22,377)	(6,511,923)	(46,776,835)	(3,766,292)	(491,395)	(340,159)	(81,899)

Ending units	61,574	27,907	113,164	320,123	26,830	97,181	21,051	8,802

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RLF		RMED		RMEK		RNF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	32,491
Realized gain (loss) on investments	(312,892)	(455,117)	27,299	(47,514)	(22,428)	(130,174)	1,315,281	(9,433,176)
Change in unrealized gain (loss) on investments	102,637	(36,823)	25,472	(16,639)	65,451	(21,961)	789,677	(957,298)
Reinvested capital gains	-	-	-	13,142	-	-	-	921,820

Net increase (decrease) in contract owners’ equity resulting from operations	(210,255)	(491,940)	52,771	(51,011)	43,023	(152,135)	2,104,958	(9,436,163)

Equity transactions:
Purchase payments received from contract owners (note 4)	22,535	82,949	-	9,164	421	3,444	116,237	243,906
Transfers between funds	1,428,338	43,500	(553,008)	551,036	100,262	56,059	14,160,202	(21,747,907)
Redemptions (notes 2, 3, and 4)	(358,986)	(132,898)	(25,195)	(16,957)	(39,761)	(32,074)	(727,040)	(443,770)
Adjustments to maintain reserves	(70)	(1)	(1)	-	2	-	(97)	(94)

Net equity transactions	1,091,817	(6,450)	(578,204)	543,243	60,924	27,429	13,549,302	(21,947,865)

Net change in contract owners’ equity	881,562	(498,390)	(525,433)	492,232	103,947	(124,706)	15,654,260	(31,384,028)
Contract owners’ equity at beginning of period	864,655	1,363,045	718,358	226,126	338,154	462,860	1,255,984	32,640,012

Contract owners’ equity at end of period	$1,746,217	864,655	192,925	718,358	442,101	338,154	16,910,244	1,255,984

CHANGE IN UNITS:
Beginning units	31,309	35,751	14,790	3,576	10,556	9,610	25,286	461,540
Units purchased	667,126	122,860	24,325	46,818	15,382	28,415	3,049,765	4,510,067
Units redeemed	(642,191)	(127,302)	(35,768)	(35,604)	(14,417)	(27,469)	(2,819,930)	(4,946,321)

Ending units	56,244	31,309	3,347	14,790	11,521	10,556	255,121	25,286

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ROF		RPMF		RREF		RRF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(493)	(203)	9,617	14,998	11,215	10,885	-	-
Realized gain (loss) on investments	7,730,097	(9,608,942)	(242,449)	(1,193,085)	(199,551)	(336,001)	58,709	(762,065)
Change in unrealized gain (loss) on investments	3,621,151	(2,265,079)	(432,217)	181,571	122,422	(396,805)	70,070	96,357
Reinvested capital gains	-	592,264	-	-	33,771	59,264	-	38,412

Net increase (decrease) in contract owners’ equity resulting from operations	11,350,755	(11,281,960)	(665,049)	(996,516)	(32,143)	(662,657)	128,779	(627,296)

Equity transactions:
Purchase payments received from contract owners (note 4)	322,933	65,203	19,709	33,250	1,329	6,413	11,106	10
Transfers between funds	14,748,244	(12,066,661)	10,934,159	7,246,296	431,173	(3,461,163)	107,944	(1,833,971)
Redemptions (notes 2, 3, and 4)	(2,986,348)	(2,037,733)	(490,599)	(204,528)	(69,852)	(41,077)	(28,398)	(75,158)
Adjustments to maintain reserves	(1,259)	(442)	(239)	(139)	(15)	(34)	(56)	(77)

Net equity transactions	12,083,570	(14,039,633)	10,463,030	7,074,879	362,635	(3,495,861)	90,596	(1,909,196)

Net change in contract owners’ equity	23,434,325	(25,321,593)	9,797,981	6,078,363	330,492	(4,158,518)	219,375	(2,536,492)
Contract owners’ equity at beginning of period	12,056,260	37,377,853	9,457,168	3,378,805	536,111	4,694,629	599,728	3,136,220

Contract owners’ equity at end of period	$35,490,585	12,056,260	19,255,149	9,457,168	866,603	536,111	819,103	599,728

CHANGE IN UNITS:
Beginning units	185,313	365,374	642,774	204,167	27,490	172,344	17,855	64,015
Units purchased	3,223,579	2,062,269	5,995,163	2,538,078	160,596	314,038	189,995	157,017
Units redeemed	(3,036,782)	(2,242,330)	(5,377,717)	(2,099,471)	(148,271)	(458,892)	(187,244)	(203,177)

Ending units	372,110	185,313	1,260,220	642,774	39,815	27,490	20,606	17,855

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RSRF		RTEC		RTEL		RTF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,156	11,043	-	-	8,936	12,400	11,673	(215)
Realized gain (loss) on investments	84,522	126,403	809,798	(2,067,461)	(268,808)	(550,986)	3,036,495	(12,939,634)
Change in unrealized gain (loss) on investments	154,654	(458,993)	921,953	(136,195)	139,333	(139,123)	2,194,400	(656,933)
Reinvested capital gains	-	-	85,448	252,735	-	-	-	1,800,732

Net increase (decrease) in contract owners’ equity resulting from operations	244,332	(321,547)	1,817,199	(1,950,921)	(120,539)	(677,709)	5,242,568	(11,796,050)

Equity transactions:
Purchase payments received from contract owners (note 4)	14,837	27,594	89,397	15,924	14,812	22,328	100,621	19,922
Transfers between funds	304,936	(5,281)	3,125,410	(3,472,456)	207,948	(3,804,287)	6,579,803	(38,967,476)
Redemptions (notes 2, 3, and 4)	(257,015)	(133,144)	(389,865)	(230,010)	(97,678)	(42,803)	(804,941)	(432,469)
Adjustments to maintain reserves	(106)	(138)	(166)	(208)	1	(2)	(601)	(525)

Net equity transactions	62,652	(110,969)	2,824,776	(3,686,750)	125,083	(3,824,764)	5,874,882	(39,380,548)

Net change in contract owners’ equity	306,984	(432,516)	4,641,975	(5,637,671)	4,544	(4,502,473)	11,117,450	(51,176,598)
Contract owners’ equity at beginning of period	1,833,447	2,265,963	2,266,228	7,903,899	1,048,229	5,550,702	7,883,028	59,059,626

Contract owners’ equity at end of period	$2,140,431	1,833,447	6,908,203	2,266,228	1,052,773	1,048,229	19,000,478	7,883,028

CHANGE IN UNITS:
Beginning units	98,462	102,996	51,396	113,450	73,548	288,789	147,322	626,897
Units purchased	152,643	76,845	276,852	191,717	384,479	139,236	4,038,463	12,755,004
Units redeemed	(150,482)	(81,379)	(224,570)	(253,771)	(388,536)	(354,477)	(3,944,168)	(13,234,579)

Ending units	100,623	98,462	103,678	51,396	69,491	73,548	241,617	147,322

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RTRF		RUF		RUGB		RUTL
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	17,446	-	91,154	65,204	66,132	59,944
Realized gain (loss) on investments	(305,773)	(1,060,890)	(192,251)	(884,791)	(584,525)	(4,115,151)	(954,328)	(453,050)
Change in unrealized gain (loss) on investments	214,718	5,156	(88,849)	83,979	210,319	(188,779)	328,689	(543,047)
Reinvested capital gains	-	104,041	-	-	-	-	-	48,303

Net increase (decrease) in contract owners’ equity resulting from operations	(91,055)	(951,693)	(263,654)	(800,812)	(283,052)	(4,238,726)	(559,507)	(887,850)

Equity transactions:
Purchase payments received from contract owners (note 4)	7,460	10,915	14,436	67,309	80	37,359	38,566	143,323
Transfers between funds	2,405,443	(512,262)	(2,454,763)	3,990,966	31,208	2,901,006	(2,716,619)	4,130,969
Redemptions (notes 2, 3, and 4)	(328,053)	(225,149)	(471,190)	(112,397)	(306,880)	(524,830)	(333,674)	(420,507)
Adjustments to maintain reserves	(39)	1	(29)	(57)	(16)	(52)	(34)	(91)

Net equity transactions	2,084,811	(726,495)	(2,911,546)	3,945,821	(275,608)	2,413,483	(3,011,761)	3,853,694

Net change in contract owners’ equity	1,993,756	(1,678,188)	(3,175,200)	3,145,009	(558,660)	(1,825,243)	(3,571,268)	2,965,844
Contract owners’ equity at beginning of period	710,990	2,389,178	3,432,642	287,633	2,731,787	4,557,030	8,058,645	5,092,801

Contract owners’ equity at end of period	$2,704,746	710,990	257,442	3,432,642	2,173,127	2,731,787	4,487,377	8,058,645

CHANGE IN UNITS:
Beginning units	20,942	45,725	2,616,480	242,934	191,483	187,999	244,861	156,302
Units purchased	414,710	269,846	77,103,648	363,298,654	4,001,319	9,496,547	352,153	1,227,265
Units redeemed	(371,654)	(294,629)	(79,490,847)	(360,925,108)	(4,039,276)	(9,493,063)	(449,833)	(1,138,706)

Ending units	63,998	20,942	229,281	2,616,480	153,526	191,483	147,181	244,861

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVARS		RVCMD		RVF		RVIDD
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$161,564	65,015	418,380	441,968	(34)	(341)	1,528	(12)
Realized gain (loss) on investments	(142,035)	86,922	(997,809)	984,693	33,514,163	(38,938,923)	(221,131)	(376,223)
Change in unrealized gain (loss) on investments	215,839	(430,406)	(36,629)	(306,945)	8,027,217	(5,273,400)	64,029	(123,443)
Reinvested capital gains	-	56,484	-	-	-	6,962,504	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	235,368	(221,985)	(616,058)	1,119,716	41,541,346	(37,250,160)	(155,574)	(499,678)

Equity transactions:
Purchase payments received from contract owners (note 4)	73,438	156,785	99,854	203,587	1,345,240	474,600	30,644	4,149
Transfers between funds	(764,840)	1,496,324	(2,704,632)	1,556,697	24,691,036	(6,517,698)	(287,230)	1,164,678
Redemptions (notes 2, 3, and 4)	(429,064)	(615,999)	(399,195)	(418,119)	(3,779,613)	(2,344,972)	(61,031)	(37,452)
Adjustments to maintain reserves	(970)	(1,088)	(114)	(503)	(1,345)	(649)	3	(12)

Net equity transactions	(1,121,436)	1,036,022	(3,004,087)	1,341,662	22,255,318	(8,388,719)	(317,614)	1,131,363

Net change in contract owners’ equity	(886,068)	814,037	(3,620,145)	2,461,378	63,796,664	(45,638,879)	(473,188)	631,685
Contract owners’ equity at beginning of period	6,052,218	5,238,181	5,714,613	3,253,235	20,183,476	65,822,355	980,713	349,028

Contract owners’ equity at end of period	$5,166,150	6,052,218	2,094,468	5,714,613	83,980,140	20,183,476	507,525	980,713

CHANGE IN UNITS:
Beginning units	509,402	426,371	1,515,279	1,073,485	122,275	152,812	10,199,508	3,828,033
Units purchased	239,570	424,188	3,719,780	10,697,455	2,747,259	2,386,450	61,736,210	142,966,163
Units redeemed	(331,937)	(341,157)	(4,638,890)	(10,255,661)	(2,631,278)	(2,416,987)	(65,454,278)	(136,594,688)

Ending units	417,035	509,402	596,169	1,515,279	238,256	122,275	6,481,440	10,199,508

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVIMC		RVISC		RVLCG		RVLCV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$230	-	-	(2)	-	-	48,463	75,358
Realized gain (loss) on investments	(6,248)	(43,091)	(75,331)	(300,977)	(267,124)	(2,620,254)	(588,685)	(2,774,573)
Change in unrealized gain (loss) on investments	(6,448)	1,669	(74,448)	31,174	265,997	(366,509)	254,515	(189,686)
Reinvested capital gains	-	-	-	-	-	520,712	-	804,830

Net increase (decrease) in contract owners’ equity resulting from operations	(12,466)	(41,422)	(149,779)	(269,805)	(1,127)	(2,466,051)	(285,707)	(2,084,071)

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	20	38,742	102,377	34,895	22,026	58,297	84,239
Transfers between funds	(28,893)	155,764	(780,726)	1,595,581	2,009,833	(7,785,031)	(5,916,589)	5,274,981
Redemptions (notes 2, 3, and 4)	(24,291)	(8,802)	(190,861)	(129,294)	(393,668)	(743,934)	(1,128,472)	(788,888)
Adjustments to maintain reserves	(6)	(7)	3	(15)	(31)	(17)	(183)	(273)

Net equity transactions	(53,191)	146,975	(932,842)	1,568,649	1,651,029	(8,506,956)	(6,986,947)	4,570,059

Net change in contract owners’ equity	(65,657)	105,553	(1,082,621)	1,298,844	1,649,902	(10,973,007)	(7,272,654)	2,485,988
Contract owners’ equity at beginning of period	105,565	12	1,321,123	22,279	2,152,854	13,125,861	11,302,036	8,816,048

Contract owners’ equity at end of period	$39,908	105,565	238,502	1,321,123	3,802,756	2,152,854	4,029,382	11,302,036

CHANGE IN UNITS:
Beginning units	101,350	13	1,396,209	27,715	51,974	227,643	362,535	266,052
Units purchased	637,947	1,341,923	7,378,018	26,878,464	706,263	512,251	323,273	2,394,249
Units redeemed	(698,631)	(1,240,586)	(8,492,305)	(25,509,970)	(670,964)	(687,920)	(568,180)	(2,297,766)

Ending units	40,666	101,350	281,922	1,396,209	87,273	51,974	117,628	362,535

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVLDD		RVMCG		RVMCV		RVMFU
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$9,779	(168)	(15)	(15)	(87)	20,951	283,586	199,050
Realized gain (loss) on investments	836,443	(1,013,253)	(24,242)	(883,738)	(216,808)	(652,796)	(315,481)	(129,942)
Change in unrealized gain (loss) on investments	440,106	(209,919)	(14,409)	160,365	481,390	(122,066)	62,425	(142,019)
Reinvested capital gains	-	113,391	-	192,317	-	417,004	180,416	39,397

Net increase (decrease) in contract owners’ equity resulting from operations	1,286,328	(1,109,949)	(38,666)	(531,071)	264,495	(336,907)	210,946	(33,514)

Equity transactions:
Purchase payments received from contract owners (note 4)	92,194	58,963	65,703	5,129	86,894	12,320	47,515	339,213
Transfers between funds	4,985,693	(4,914,745)	(3,048,991)	(1,170,196)	1,200,071	353,202	(1,092,696)	5,919,774
Redemptions (notes 2, 3, and 4)	(209,897)	(533,397)	(349,921)	(334,437)	(614,951)	(365,470)	(630,566)	(560,454)
Adjustments to maintain reserves	(66)	(111)	(36)	(32)	(249)	(23)	(50)	(35)

Net equity transactions	4,867,924	(5,389,290)	(3,333,245)	(1,499,536)	671,765	29	(1,675,797)	5,698,498

Net change in contract owners’ equity	6,154,252	(6,499,239)	(3,371,911)	(2,030,607)	936,260	(336,878)	(1,464,851)	5,664,984
Contract owners’ equity at beginning of period	2,498,137	8,997,376	4,409,904	6,440,511	3,589,879	3,926,757	8,511,627	2,846,643

Contract owners’ equity at end of period	$8,652,389	2,498,137	1,037,993	4,409,904	4,526,139	3,589,879	7,046,776	8,511,627

CHANGE IN UNITS:
Beginning units	36,710	116,316	122,607	138,462	101,061	104,465	989,478	367,846
Units purchased	796,730	1,359,157	272,558	383,301	735,165	357,550	838,313	2,097,232
Units redeemed	(725,356)	(1,438,763)	(369,316)	(399,156)	(736,524)	(360,954)	(1,038,925)	(1,475,600)

Ending units	108,084	36,710	25,849	122,607	99,702	101,061	788,866	989,478

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVSCG		RVSCV		RVSDL		RVWDL
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,601	-	(12)	(79)	1,915	-	250	-
Realized gain (loss) on investments	51,203	(1,883,987)	(782,327)	(1,437,204)	(137,058)	104,135	7,103	(37,714)
Change in unrealized gain (loss) on investments	220,813	(55,697)	788,422	118,982	96,413	(103,152)	(7,297)	5,572
Reinvested capital gains	-	618,371	-	673,419	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	273,617	(1,321,313)	6,083	(644,882)	(38,730)	983	56	(32,142)

Equity transactions:
Purchase payments received from contract owners (note 4)	17,667	15,039	15,312	71,974	4,267	21,550	-	(587)
Transfers between funds	489,399	(1,974,948)	2,422,887	(2,732,403)	(1,239,361)	(221,316)	177,452	(184,304)
Redemptions (notes 2, 3, and 4)	(266,804)	(254,194)	(281,150)	(198,782)	(130,821)	(305,974)	(33,136)	(11,853)
Adjustments to maintain reserves	(21)	(13)	(10)	(24)	(10)	(5)	(44)	(1)

Net equity transactions	240,241	(2,214,116)	2,157,039	(2,859,235)	(1,365,925)	(505,745)	144,272	(196,745)

Net change in contract owners’ equity	513,858	(3,535,429)	2,163,122	(3,504,117)	(1,404,655)	(504,762)	144,328	(228,887)
Contract owners’ equity at beginning of period	1,422,883	4,958,312	3,111,147	6,615,264	1,780,100	2,284,862	184,231	413,118

Contract owners’ equity at end of period	$1,936,741	1,422,883	5,274,269	3,111,147	375,445	1,780,100	328,559	184,231

CHANGE IN UNITS:
Beginning units	48,266	117,314	119,651	236,701	183,762	272,623	36,181	66,160
Units purchased	157,884	270,246	576,529	604,281	1,823,987	2,369,453	859,113	426,642
Units redeemed	(149,073)	(339,294)	(528,618)	(721,331)	(1,969,472)	(2,458,314)	(832,554)	(456,621)

Ending units	57,077	48,266	167,562	119,651	38,277	183,762	62,740	36,181

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SBLD		SBLJ		SBLP		SBLQ
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,811	1,468	28,310	6,604	179,289	228,171	13,219	6,815
Realized gain (loss) on investments	(138)	2,667	(388,043)	1,679	(99,110)	(342,220)	(42,748)	68,666
Change in unrealized gain (loss) on investments	6,120	(25,173)	874,114	(1,147,042)	406,984	(359,091)	35,669	(166,393)
Reinvested capital gains	-	13,658	-	478,303	-	-	64,479	49,139

Net increase (decrease) in contract owners’ equity resulting from operations	7,793	(7,380)	514,381	(660,456)	487,163	(473,140)	70,619	(41,773)

Equity transactions:
Purchase payments received from contract owners (note 4)	2	(325)	38,639	78,605	204	1,003	73,454	73,097
Transfers between funds	(4,502)	-	1,805,048	(69,211)	1,282,540	(3,303,485)	(4,270)	154,413
Redemptions (notes 2, 3, and 4)	(590)	(12,950)	(419,275)	(41,009)	(351,038)	(63,362)	(132,902)	(56,901)
Adjustments to maintain reserves	(1)	(1)	(178)	(141)	(241)	(226)	(68)	(53)

Net equity transactions	(5,091)	(13,276)	1,424,234	(31,756)	931,465	(3,366,070)	(63,786)	170,556

Net change in contract owners’ equity	2,702	(20,656)	1,938,615	(692,212)	1,418,628	(3,839,210)	6,833	128,783
Contract owners’ equity at beginning of period	65,695	86,351	1,713,161	2,405,373	3,220,047	7,059,257	951,452	822,669

Contract owners’ equity at end of period	$68,397	65,695	3,651,776	1,713,161	4,638,675	3,220,047	958,285	951,452

CHANGE IN UNITS:
Beginning units	3,114	3,719	57,452	58,190	201,008	393,602	37,181	31,291
Units purchased	-	565	57,935	4,583	941,431	116,383	17,143	45,157
Units redeemed	(227)	(1,170)	(19,734)	(5,321)	(885,657)	(308,977)	(21,262)	(39,267)

Ending units	2,887	3,114	95,653	57,452	256,782	201,008	33,062	37,181

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SBLX		SBLY		ACC1		ACGI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$24	5	21,625	4,816	259,894	256,378	32,539	45,936
Realized gain (loss) on investments	-	(3)	(281,902)	(7,081)	61,028	(189,477)	(226,474)	188,594
Change in unrealized gain (loss) on investments	310	(1,144)	707,732	(704,722)	27,027	(584,211)	203,066	(651,581)
Reinvested capital gains	-	560	-	272,674	1,599,819	488,671	258,557	261,385

Net increase (decrease) in contract owners’ equity resulting from operations	334	(582)	447,455	(434,313)	1,947,768	(28,639)	267,688	(155,666)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,147	212	287,326	847,749	293,350	71,684
Transfers between funds	-	-	754,189	258,157	(2,672,170)	11,199,797	(911,605)	(366,671)
Redemptions (notes 2, 3, and 4)	(1)	(13)	(236,522)	(34,253)	(1,378,157)	(1,125,531)	(256,984)	(484,582)
Adjustments to maintain reserves	-	-	(2)	-	(872)	(865)	(99)	(89)

Net equity transactions	(1)	(13)	519,812	224,116	(3,763,873)	10,921,150	(875,338)	(779,658)

Net change in contract owners’ equity	333	(595)	967,267	(210,197)	(1,816,105)	10,892,511	(607,650)	(935,324)
Contract owners’ equity at beginning of period	1,589	2,184	1,105,734	1,315,931	18,095,990	7,203,479	2,588,998	3,524,322

Contract owners’ equity at end of period	$1,922	1,589	2,073,001	1,105,734	16,279,885	18,095,990	1,981,348	2,588,998

CHANGE IN UNITS:
Beginning units	54	55	28,555	23,553	546,091	216,097	85,097	108,278
Units purchased	-	-	43,694	10,091	245,652	904,127	49,065	35,091
Units redeemed	-	(1)	(33,987)	(5,089)	(362,207)	(574,133)	(75,652)	(58,272)

Ending units	54	54	38,262	28,555	429,536	546,091	58,510	85,097

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AVGI		AVHY1		AVIE		IN1BD2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4,229	5,234	42,396	178,213	6,353	59,179	-	-
Realized gain (loss) on investments	(111,547)	46,826	44,340	(940,471)	(302,022)	(1,522,454)	1,372	-
Change in unrealized gain (loss) on investments	229,587	(744,319)	534,082	36,623	908,607	(123,523)	4,355	-
Reinvested capital gains	13,647	88,950	-	-	2,379	377,487	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	135,916	(603,309)	620,818	(725,635)	615,317	(1,209,311)	5,727	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1	71,644	93,853	2,111	1,665	64,495	-	-
Transfers between funds	114,726	(2,947,891)	(13,080,432)	12,268,830	517,210	(909,592)	517,732	-
Redemptions (notes 2, 3, and 4)	(6,914)	(37,329)	(135,172)	(105,994)	(301,931)	(263,221)	(21,728)	-
Adjustments to maintain reserves	(39)	(29)	(3)	(2)	(243)	(275)	(1)	-

Net equity transactions	107,774	(2,913,605)	(13,121,754)	12,164,945	216,701	(1,108,593)	496,003	-

Net change in contract owners’ equity	243,690	(3,516,914)	(12,500,936)	11,439,310	832,018	(2,317,904)	501,730	-
Contract owners’ equity at beginning of period	519,069	4,035,983	19,910,210	8,470,900	3,465,245	5,783,149	-	-

Contract owners’ equity at end of period	$762,759	519,069	7,409,274	19,910,210	4,297,263	3,465,245	501,730	-

CHANGE IN UNITS:
Beginning units	18,724	109,609	835,555	321,530	242,008	324,423	-	-
Units purchased	19,981	3,745	702,246	1,784,873	133,365	199,219	46,470	-
Units redeemed	(16,973)	(94,630)	(1,254,691)	(1,270,848)	(125,466)	(281,634)	(2,124)	-

Ending units	21,732	18,724	283,110	835,555	249,907	242,008	44,346	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IN1BJ2		IN1BM2		IN1BS2		IS5D2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	3,691	-	9,429	-	8,995	-	7,068	-
Change in unrealized gain (loss) on investments	(21,427)	-	77,813	-	11,656	-	40,001	-
Reinvested capital gains	83,608	-	146,054	-	12,887	-	10,322	-

Net increase (decrease) in contract owners’ equity resulting from operations	65,872	-	233,296	-	33,538	-	57,391	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	52,211	-	80,019	-	-	-
Transfers between funds	688,584	-	1,380,837	-	197,316	-	973,821	-
Redemptions (notes 2, 3, and 4)	(43,503)	-	(160,318)	-	(3,331)	-	(22,880)	-
Adjustments to maintain reserves	(1)	-	(260)	-	-	-	-	-

Net equity transactions	645,080	-	1,272,470	-	274,004	-	950,941	-

Net change in contract owners’ equity	710,952	-	1,505,766	-	307,542	-	1,008,332	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$710,952	-	1,505,766	-	307,542	-	1,008,332	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	61,158	-	137,567	-	38,624	-	98,686	-
Units redeemed	(3,952)	-	(14,364)	-	(13,457)	-	(8,972)	-

Ending units	57,206	-	123,203	-	25,167	-	89,714	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IS5J2		IS5M2		IS5S2		IVAVS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	108	206
Realized gain (loss) on investments	8,503	-	30,427	-	28,374	-	(8,934)	(9,949)
Change in unrealized gain (loss) on investments	50,016	-	381,429	-	120,225	-	5,285	(7,213)
Reinvested capital gains	14,504	-	157,493	-	85,398	-	6,026	8,347

Net increase (decrease) in contract owners’ equity resulting from operations	73,023	-	569,349	-	233,997	-	2,485	(8,609)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	121,293	-	368,130	-	9,478	-
Transfers between funds	1,030,686	-	5,208,139	-	2,705,866	-	1,142	(20,710)
Redemptions (notes 2, 3, and 4)	(97,708)	-	(641,812)	-	(23,506)	-	(47,741)	(601)
Adjustments to maintain reserves	(2)	-	(244)	-	(83)	-	1	1

Net equity transactions	932,976	-	4,687,376	-	3,050,407	-	(37,120)	(21,310)

Net change in contract owners’ equity	1,005,999	-	5,256,725	-	3,284,404	-	(34,635)	(29,919)
Contract owners’ equity at beginning of period	-	-	-	-	-	-	45,173	75,092

Contract owners’ equity at end of period	$1,005,999	-	5,256,725	-	3,284,404	-	10,538	45,173

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	4,418	7,134
Units purchased	105,443	-	521,803	-	343,743	-	7,009	5,926
Units redeemed	(16,207)	-	(62,724)	-	(55,301)	-	(10,533)	(8,642)

Ending units	89,236	-	459,079	-	288,442	-	894	4,418

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVBRA2		IVCPB2		IVCPBI		IVDDI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	510,529	44,608	14,335	594,327	130,146	256,225	317,625
Realized gain (loss) on investments	(723,728)	(228,667)	(26,597)	(73,982)	(1,951,230)	(1,220,820)	(835,031)	821,194
Change in unrealized gain (loss) on investments	1,176,699	(1,744,928)	92,388	(141,735)	2,577,552	(2,361,939)	800,457	(3,482,359)
Reinvested capital gains	-	246,998	-	1,583	-	14,112	1,055,214	2,083,785

Net increase (decrease) in contract owners’ equity resulting from operations	452,971	(1,216,068)	110,399	(199,799)	1,220,649	(3,438,501)	1,276,865	(259,755)

Equity transactions:
Purchase payments received from contract owners (note 4)	484,338	94,365	-	1,814	372,849	760,783	294,132	172,367
Transfers between funds	2,079,932	(1,103,275)	(375,709)	2,571,113	972,232	1,572,319	(4,812,959)	3,381,492
Redemptions (notes 2, 3, and 4)	(773,344)	(308,180)	(179,715)	(87,762)	(2,199,266)	(1,151,503)	(945,275)	(981,786)
Adjustments to maintain reserves	(151)	(154)	(1)	(144)	(633)	(647)	(410)	(375)

Net equity transactions	1,790,775	(1,317,244)	(555,425)	2,485,021	(854,818)	1,180,952	(5,464,512)	2,571,698

Net change in contract owners’ equity	2,243,746	(2,533,312)	(445,026)	2,285,222	365,831	(2,257,549)	(4,187,647)	2,311,943
Contract owners’ equity at beginning of period	6,012,799	8,546,111	2,285,222	-	22,920,519	25,178,068	16,853,962	14,542,019

Contract owners’ equity at end of period	$8,256,545	6,012,799	1,840,196	2,285,222	23,286,350	22,920,519	12,666,315	16,853,962

CHANGE IN UNITS:
Beginning units	420,312	510,601	241,428	-	2,085,653	1,958,374	612,503	523,291
Units purchased	356,832	68,291	14,481	467,317	869,831	1,148,829	124,608	434,676
Units redeemed	(233,920)	(158,580)	(72,238)	(225,889)	(959,990)	(1,021,550)	(310,879)	(345,464)

Ending units	543,224	420,312	183,671	241,428	1,995,494	2,085,653	426,232	612,503

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVGMMI		IVGS1		IVHS		IVKEI1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$22,129,859	8,022,895	224,470	171,937	-	-	188,657	146,090
Realized gain (loss) on investments	-	-	(356,540)	(937,997)	(431,221)	(786,015)	(40,111)	169,601
Change in unrealized gain (loss) on investments	-	-	558,195	(186,971)	415,271	(441,645)	254,861	(2,184,833)
Reinvested capital gains	-	-	-	-	-	587,603	494,053	1,115,653

Net increase (decrease) in contract owners’ equity resulting from operations	22,129,859	8,022,895	426,125	(953,031)	(15,950)	(640,057)	897,460	(753,489)

Equity transactions:
Purchase payments received from contract owners (note 4)	194,512,648	258,394,043	168,394	836,768	299,226	117,100	510,841	172,834
Transfers between funds	(272,632,814)	47,636,465	3,306,827	160,086	(2,388,350)	2,266,968	(272,543)	838,558
Redemptions (notes 2, 3, and 4)	(96,227,650)	(81,853,871)	(857,639)	(928,261)	(386,110)	(209,186)	(342,752)	(450,380)
Adjustments to maintain reserves	(32,278)	(31,873)	(255)	(249)	(352)	(145)	(405)	(343)

Net equity transactions	(174,380,094)	224,144,764	2,617,327	68,344	(2,475,586)	2,174,737	(104,859)	560,669

Net change in contract owners’ equity	(152,250,235)	232,167,659	3,043,452	(884,687)	(2,491,536)	1,534,680	792,601	(192,820)
Contract owners’ equity at beginning of period	563,758,080	331,590,421	8,134,937	9,019,624	5,203,101	3,668,421	8,271,175	8,463,995

Contract owners’ equity at end of period	$411,507,845	563,758,080	11,178,389	8,134,937	2,711,565	5,203,101	9,063,776	8,271,175

CHANGE IN UNITS:
Beginning units	53,178,226	31,728,414	592,456	589,284	133,495	78,095	326,940	308,091
Units purchased	248,917,098	440,182,561	690,282	875,867	68,497	178,066	103,997	79,360
Units redeemed	(265,070,704)	(418,732,749)	(504,934)	(872,695)	(132,670)	(122,666)	(105,791)	(60,511)

Ending units	37,024,620	53,178,226	777,804	592,456	69,322	133,495	325,146	326,940

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVMCC2		IVRE		IVT		OVGIS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,346	2,459	180,413	436,388	(49)	-	18,594	41,088
Realized gain (loss) on investments	(62,649)	264	(360,493)	(635,946)	1,442,184	(7,129,568)	(717,766)	(13,530)
Change in unrealized gain (loss) on investments	602,232	(1,341,758)	1,334,106	(4,635,930)	2,660,449	(65,180)	1,168,083	(2,413,724)
Reinvested capital gains	-	750,961	-	-	-	2,786,473	265,482	1,427,918

Net increase (decrease) in contract owners’ equity resulting from operations	540,929	(588,074)	1,154,026	(4,835,488)	4,102,584	(4,408,275)	734,393	(958,248)

Equity transactions:
Purchase payments received from contract owners (note 4)	118,890	131,535	71,872	371,437	280,860	318,178	1,049	132,969
Transfers between funds	1,202,778	(117,370)	(888,286)	(2,716,844)	5,139,533	225,993	18,358	(490,703)
Redemptions (notes 2, 3, and 4)	(230,058)	(378,846)	(386,349)	(495,583)	(881,264)	(544,224)	(336,830)	(494,815)
Adjustments to maintain reserves	(43)	(102)	(147)	(198)	(690)	(573)	(741)	(751)

Net equity transactions	1,091,567	(364,783)	(1,202,910)	(2,841,188)	4,538,439	(626)	(318,164)	(853,300)

Net change in contract owners’ equity	1,632,496	(952,857)	(48,884)	(7,676,676)	8,641,023	(4,408,901)	416,229	(1,811,548)
Contract owners’ equity at beginning of period	3,046,200	3,999,057	13,655,775	21,332,451	6,038,767	10,447,668	3,391,741	5,203,289

Contract owners’ equity at end of period	$4,678,696	3,046,200	13,606,891	13,655,775	14,679,790	6,038,767	3,807,970	3,391,741

CHANGE IN UNITS:
Beginning units	100,776	115,133	661,114	776,368	161,441	160,950	119,580	142,465
Units purchased	66,421	32,337	118,229	156,387	350,895	447,417	15,458	11,505
Units redeemed	(30,160)	(46,694)	(175,697)	(271,641)	(257,650)	(446,926)	(25,783)	(34,390)

Ending units	137,037	100,776	603,646	661,114	254,686	161,441	109,255	119,580

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVGSS		OVIGS		OVSBS		WRASP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	27,174	-	-	-	114,698	57,226
Realized gain (loss) on investments	(505,527)	297,298	(2,433,714)	(283,216)	(89,124)	(115,364)	(93,504)	(76,284)
Change in unrealized gain (loss) on investments	2,702,434	(8,828,969)	4,171,000	(6,375,283)	187,370	(60,111)	580,862	(927,367)
Reinvested capital gains	1,483,712	2,295,226	-	2,010,154	-	-	-	289,519

Net increase (decrease) in contract owners’ equity resulting from operations	3,680,619	(6,236,445)	1,764,460	(4,648,345)	98,246	(175,475)	602,056	(656,906)

Equity transactions:
Purchase payments received from contract owners (note 4)	92,697	239,252	157,943	301,835	105,937	8,066	(274)	107,038
Transfers between funds	(955,547)	(2,839,253)	(2,025,930)	(2,103,487)	375,768	(103,611)	2,176,168	(123,888)
Redemptions (notes 2, 3, and 4)	(673,057)	(863,518)	(1,353,230)	(211,527)	(81,118)	(141,737)	(711,876)	(480,083)
Adjustments to maintain reserves	(1,525)	(1,513)	(524)	(621)	(130)	(197)	(63)	(43)

Net equity transactions	(1,537,432)	(3,465,032)	(3,221,741)	(2,013,800)	400,457	(237,479)	1,463,955	(496,976)

Net change in contract owners’ equity	2,143,187	(9,701,477)	(1,457,281)	(6,662,145)	498,703	(412,954)	2,066,011	(1,153,882)
Contract owners’ equity at beginning of period	11,111,938	20,813,415	10,228,501	16,890,646	1,048,997	1,461,951	3,470,278	4,624,160

Contract owners’ equity at end of period	$13,255,125	11,111,938	8,771,220	10,228,501	1,547,700	1,048,997	5,536,289	3,470,278

CHANGE IN UNITS:
Beginning units	472,815	592,325	576,122	688,846	90,581	112,513	188,317	213,305
Units purchased	91,714	154,123	191,428	116,909	311,117	40,791	142,964	42,748
Units redeemed	(147,037)	(273,633)	(366,294)	(229,633)	(278,993)	(62,723)	(67,930)	(67,736)

Ending units	417,492	472,815	401,256	576,122	122,705	90,581	263,351	188,317

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRBDP		WRBP		WRDIV		WRENG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$229,010	127,091	20,765	27,741	1,173	2,348	132,812	175,721
Realized gain (loss) on investments	(559,683)	(876,124)	(62,569)	(49,749)	(16)	(15)	(138,082)	976,040
Change in unrealized gain (loss) on investments	854,534	(549,461)	444,449	(1,404,494)	6,432	(24,928)	65,226	(185,000)
Reinvested capital gains	-	144,947	-	934,459	1,089	14,746	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	523,861	(1,153,547)	402,645	(492,043)	8,678	(7,849)	59,956	966,761

Equity transactions:
Purchase payments received from contract owners (note 4)	59,155	111,572	109,449	47,094	-	-	18,674	197,311
Transfers between funds	4,683,993	(1,670,408)	(20,220)	(105,932)	-	-	(1,688,402)	2,753,973
Redemptions (notes 2, 3, and 4)	(1,293,445)	(302,724)	(76,531)	(56,198)	(24)	(23)	(201,266)	(511,293)
Adjustments to maintain reserves	-	(22)	(6)	(9)	-	-	(197)	(503)

Net equity transactions	3,449,703	(1,861,582)	12,692	(115,045)	(24)	(23)	(1,871,191)	2,439,488

Net change in contract owners’ equity	3,973,564	(3,015,129)	415,337	(607,088)	8,654	(7,872)	(1,811,235)	3,406,249
Contract owners’ equity at beginning of period	6,039,925	9,055,054	2,475,615	3,082,703	61,565	69,437	5,868,449	2,462,200

Contract owners’ equity at end of period	$10,013,489	6,039,925	2,890,952	2,475,615	70,219	61,565	4,057,214	5,868,449

CHANGE IN UNITS:
Beginning units	448,379	566,951	92,366	96,721	2,419	2,420	526,726	330,172
Units purchased	814,269	469,961	4,829	7,404	-	-	371,019	1,772,486
Units redeemed	(569,034)	(588,533)	(4,228)	(11,759)	(1)	(1)	(548,842)	(1,575,932)

Ending units	693,614	448,379	92,967	92,366	2,418	2,419	348,903	526,726

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRGNR		WRHIP		WRLTBP		WRMCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$79,298	65,942	563,732	598,765	77,909	43,192	-	-
Realized gain (loss) on investments	(159,185)	54,351	(167,153)	(2,715,824)	(92,285)	(181,202)	(3,631,194)	(695,745)
Change in unrealized gain (loss) on investments	1,241	(160,784)	412,881	343,672	189,663	(68,994)	4,512,476	(10,466,470)
Reinvested capital gains	-	-	-	-	-	24,295	1,883,341	3,655,302

Net increase (decrease) in contract owners’ equity resulting from operations	(78,646)	(40,491)	809,460	(1,773,387)	175,287	(182,709)	2,764,623	(7,506,913)

Equity transactions:
Purchase payments received from contract owners (note 4)	36,463	47,230	83,048	212,831	(201)	73,937	697,674	1,010,853
Transfers between funds	(1,136,482)	1,729,493	1,282,757	(9,244,184)	612,706	(640,175)	(901,329)	(2,893,022)
Redemptions (notes 2, 3, and 4)	(227,534)	(359,649)	(1,162,690)	(839,922)	(195,488)	(170,688)	(1,207,063)	(859,062)
Adjustments to maintain reserves	(323)	(397)	(122)	(147)	(960)	(627)	(1,013)	(788)

Net equity transactions	(1,327,876)	1,416,677	202,993	(9,871,422)	416,057	(737,553)	(1,411,731)	(2,742,019)

Net change in contract owners’ equity	(1,406,522)	1,376,186	1,012,453	(11,644,809)	591,344	(920,262)	1,352,892	(10,248,932)
Contract owners’ equity at beginning of period	3,397,405	2,021,219	7,226,386	18,871,195	3,221,044	4,141,306	15,410,983	25,659,915

Contract owners’ equity at end of period	$1,990,883	3,397,405	8,238,839	7,226,386	3,812,388	3,221,044	16,763,875	15,410,983

CHANGE IN UNITS:
Beginning units	367,461	259,694	348,942	806,204	298,061	363,618	350,376	403,221
Units purchased	274,881	869,212	526,274	1,123,919	178,159	252,804	148,902	88,033
Units redeemed	(429,127)	(761,445)	(520,286)	(1,581,181)	(139,664)	(318,361)	(181,725)	(140,878)

Ending units	213,215	367,461	354,930	348,942	336,556	298,061	317,553	350,376

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRSTP		WRVP		JABIN		JAEI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	17,838	21,616	980,318	624,498	92,454	90,569
Realized gain (loss) on investments	(2,033,246)	(907,411)	(183,069)	(34,294)	704,984	4,028,294	(1,275,449)	45,554
Change in unrealized gain (loss) on investments	4,089,114	(2,999,902)	97,546	(543,942)	5,045,354	(17,398,229)	6,537,095	(15,908,783)
Reinvested capital gains	411,295	833,944	172,572	448,732	-	1,613,296	3,296,056	7,389,811

Net increase (decrease) in contract owners’ equity resulting from operations	2,467,163	(3,073,369)	104,887	(107,888)	6,730,656	(11,132,141)	8,650,156	(8,382,849)

Equity transactions:
Purchase payments received from contract owners (note 4)	78,460	141,121	370,599	158,514	569,658	577,011	737,151	729,343
Transfers between funds	(519,781)	(747,839)	421,476	(1,088,555)	(2,789,183)	(10,858,706)	10,851,024	593,031
Redemptions (notes 2, 3, and 4)	(478,208)	(446,914)	(120,745)	(36,085)	(2,876,152)	(3,203,977)	(2,498,137)	(3,352,350)
Adjustments to maintain reserves	(554)	(497)	(94)	(44)	(2,165)	(2,289)	(2,682)	(2,862)

Net equity transactions	(920,083)	(1,054,129)	671,236	(966,170)	(5,097,842)	(13,487,961)	9,087,356	(2,032,838)

Net change in contract owners’ equity	1,547,080	(4,127,498)	776,123	(1,074,058)	1,632,814	(24,620,102)	17,737,512	(10,415,687)
Contract owners’ equity at beginning of period	6,449,611	10,577,109	1,021,412	2,095,470	46,572,489	71,192,591	43,995,303	54,410,990

Contract owners’ equity at end of period	$7,996,691	6,449,611	1,797,535	1,021,412	48,205,303	46,572,489	61,732,815	43,995,303

CHANGE IN UNITS:
Beginning units	150,812	168,470	29,692	57,142	1,535,656	1,957,039	877,253	924,669
Units purchased	49,222	43,231	47,442	25,180	142,096	340,573	420,790	223,182
Units redeemed	(63,133)	(60,889)	(26,370)	(52,630)	(293,233)	(761,956)	(260,213)	(270,598)

Ending units	136,901	150,812	50,764	29,692	1,384,519	1,535,656	1,037,830	877,253

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAFBS		JAFRIN		JAGRIN		JAGSEI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$732,086	371,857	23,791	21,893	65,098	60,363	81	-
Realized gain (loss) on investments	(262,927)	(279,291)	(1,011,872)	(781,424)	52,601	167,453	-	-
Change in unrealized gain (loss) on investments	544,738	(3,729,137)	4,894,222	(7,742,800)	1,285,777	(2,264,670)	2,757	-
Reinvested capital gains	-	313,042	-	2,007,656	188,230	642,692	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,013,897	(3,323,529)	3,906,141	(6,494,675)	1,591,706	(1,394,162)	2,838	-

Equity transactions:
Purchase payments received from contract owners (note 4)	605,058	15,173	128,135	210,608	279,622	115,232	-	-
Transfers between funds	2,906,287	(4,470,660)	585,293	(5,988,898)	1,268,130	(648,821)	17,666	-
Redemptions (notes 2, 3, and 4)	(967,202)	(611,122)	(636,553)	(1,070,264)	(317,699)	(198,379)	(6)	-
Adjustments to maintain reserves	(464)	(543)	(702)	(749)	(264)	(165)	-	-

Net equity transactions	2,543,679	(5,067,152)	76,173	(6,849,303)	1,229,789	(732,133)	17,660	-

Net change in contract owners’ equity	3,557,576	(8,390,681)	3,982,314	(13,343,978)	2,821,495	(2,126,295)	20,498	-
Contract owners’ equity at beginning of period	17,507,083	25,897,764	9,828,459	23,172,437	5,442,512	7,568,807	-	-

Contract owners’ equity at end of period	$21,064,659	17,507,083	13,810,773	9,828,459	8,264,007	5,442,512	20,498	-

CHANGE IN UNITS:
Beginning units	1,504,989	1,917,349	237,104	366,116	203,543	230,905	-	-
Units purchased	495,244	164,928	62,552	74,259	96,045	24,358	1,831	-
Units redeemed	(280,802)	(577,288)	(63,892)	(203,271)	(52,113)	(51,720)	(1)	-

Ending units	1,719,431	1,504,989	235,764	237,104	247,475	203,543	1,830	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAGTS		JAIG		JARIN		JMCVIN
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	303,250	228,226	4,828	6,275	252,237	355,799
Realized gain (loss) on investments	1,369	1,781	(132,004)	404,600	(387,298)	(284,013)	1,048,817	1,012,465
Change in unrealized gain (loss) on investments	36,005	(58,493)	1,473,920	(1,735,555)	1,891,566	(2,861,733)	617,955	(4,795,973)
Reinvested capital gains	-	14,939	-	-	-	972,947	634,261	2,077,466

Net increase (decrease) in contract owners’ equity resulting from operations	37,374	(41,773)	1,645,166	(1,102,729)	1,509,096	(2,166,524)	2,553,270	(1,350,243)

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	-	648,559	537,952	2,080	96,301	706,844	779,792
Transfers between funds	-	-	5,183,226	3,000,929	24,292	(1,679,624)	(4,811,014)	1,855,915
Redemptions (notes 2, 3, and 4)	(5,042)	(2,928)	(1,433,528)	(973,460)	(215,059)	(388,309)	(2,059,536)	(2,051,406)
Adjustments to maintain reserves	1	(1)	(1,215)	(868)	(189)	(102)	(2,283)	(2,215)

Net equity transactions	(5,042)	(2,929)	4,397,042	2,564,553	(188,876)	(1,971,734)	(6,165,989)	582,086

Net change in contract owners’ equity	32,332	(44,702)	6,042,208	1,461,824	1,320,220	(4,138,258)	(3,612,719)	(768,157)
Contract owners’ equity at beginning of period	70,437	115,139	13,966,408	12,504,584	3,493,237	7,631,495	26,452,323	27,220,480

Contract owners’ equity at end of period	$102,769	70,437	20,008,616	13,966,408	4,813,457	3,493,237	22,839,604	26,452,323

CHANGE IN UNITS:
Beginning units	1,673	1,720	769,310	629,696	94,614	143,526	1,019,363	1,004,755
Units purchased	-	-	711,329	415,548	46,481	9,292	150,979	493,812
Units redeemed	(90)	(47)	(486,281)	(275,934)	(49,530)	(58,204)	(374,814)	(479,204)

Ending units	1,583	1,673	994,358	769,310	91,565	94,614	795,528	1,019,363

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JHEVTN		LZREMS		LZRGDM		LZRIES
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$293,385	743,538	886,930	641,314	-	589	150,404	333,007
Realized gain (loss) on investments	172,662	(119,581)	(193,626)	(30,402)	(39,974)	(2,434)	(1,755,070)	(63,931)
Change in unrealized gain (loss) on investments	2,209,310	(3,437,552)	2,821,751	(4,106,629)	60,877	(181,242)	3,000,554	(2,851,526)
Reinvested capital gains	-	-	-	-	36,607	39,805	-	1,023,585

Net increase (decrease) in contract owners’ equity resulting from operations	2,675,357	(2,813,595)	3,515,055	(3,495,717)	57,510	(143,282)	1,395,888	(1,558,865)

Equity transactions:
Purchase payments received from contract owners (note 4)	523,058	384,767	31,744	29,666	38,490	1,500	120,751	186,088
Transfers between funds	(318,602)	(143,291)	(2,064,128)	(2,950,340)	(187,279)	(3,647)	1,413,732	1,130,086
Redemptions (notes 2, 3, and 4)	(961,997)	(814,625)	(1,465,557)	(668,201)	(41,228)	(29,810)	(604,158)	(642,188)
Adjustments to maintain reserves	(1,447)	(1,687)	(181)	(173)	(44)	(91)	(478)	(383)

Net equity transactions	(758,988)	(574,836)	(3,498,122)	(3,589,048)	(190,061)	(32,048)	929,847	673,603

Net change in contract owners’ equity	1,916,369	(3,388,431)	16,933	(7,084,765)	(132,551)	(175,330)	2,325,735	(885,262)
Contract owners’ equity at beginning of period	18,929,159	22,317,590	17,341,625	24,426,390	649,205	824,535	9,393,409	10,278,671

Contract owners’ equity at end of period	$20,845,528	18,929,159	17,358,558	17,341,625	516,654	649,205	11,719,144	9,393,409

CHANGE IN UNITS:
Beginning units	1,353,609	1,411,276	687,525	826,006	41,223	43,616	484,897	447,775
Units purchased	401,902	302,846	108,086	61,319	10,756	271	377,971	147,144
Units redeemed	(461,360)	(360,513)	(231,519)	(199,800)	(22,461)	(2,664)	(342,253)	(110,022)

Ending units	1,294,151	1,353,609	564,092	687,525	29,518	41,223	520,615	484,897

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LZRUSM		LPVCAI		LPVCII		LVCLGI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	7,906	11,092	289,755	187,657	(492)	-
Realized gain (loss) on investments	(341,944)	121,788	(734,188)	(232,984)	(810,821)	1,072,017	817,521	874,450
Change in unrealized gain (loss) on investments	613,337	(2,040,264)	1,019,838	(891,744)	414,874	(3,754,520)	6,156,479	(11,719,484)
Reinvested capital gains	-	1,103,131	266,892	306,755	1,936,510	1,122,185	171,720	1,416,734

Net increase (decrease) in contract owners’ equity resulting from operations	271,393	(815,345)	560,448	(806,881)	1,830,318	(1,372,661)	7,145,228	(9,428,300)

Equity transactions:
Purchase payments received from contract owners (note 4)	171,237	149,328	145,960	149,870	229,590	173,962	138,864	431,558
Transfers between funds	(492,314)	(944,865)	201,343	(168,811)	661,738	2,197,056	(87,091)	(2,175,424)
Redemptions (notes 2, 3, and 4)	(311,270)	(201,205)	(307,774)	(70,627)	(833,176)	(576,424)	(2,167,640)	(940,671)
Adjustments to maintain reserves	(564)	(364)	(88)	(63)	(715)	(661)	(803)	(914)

Net equity transactions	(632,911)	(997,106)	39,441	(89,631)	57,437	1,793,933	(2,116,670)	(2,685,451)

Net change in contract owners’ equity	(361,518)	(1,812,451)	599,889	(896,512)	1,887,755	421,272	5,028,558	(12,113,751)
Contract owners’ equity at beginning of period	3,452,343	5,264,794	2,212,453	3,108,965	13,060,149	12,638,877	17,196,455	29,310,206

Contract owners’ equity at end of period	$3,090,825	3,452,343	2,812,342	2,212,453	14,947,904	13,060,149	22,225,013	17,196,455

CHANGE IN UNITS:
Beginning units	113,697	137,654	84,771	88,386	408,553	364,215	453,061	533,371
Units purchased	15,746	70,345	40,294	24,177	151,280	400,799	166,861	105,075
Units redeemed	(29,469)	(94,302)	(37,791)	(27,792)	(149,222)	(356,461)	(209,232)	(185,385)

Ending units	99,974	113,697	87,274	84,771	410,611	408,553	410,690	453,061

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SBVHY		SBVSG2		LOVBD		LOVCDG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$72,959	101,673	-	-	1,189,558	1,118,112	52,861	51,968
Realized gain (loss) on investments	(283,264)	(183,691)	(3,921,663)	(1,267,751)	(2,387,553)	(531,523)	(552,551)	327,410
Change in unrealized gain (loss) on investments	323,846	(223,300)	6,141,981	(10,388,120)	2,686,689	(4,226,908)	1,015,403	(2,233,509)
Reinvested capital gains	-	-	-	567,338	-	64,603	371,305	857,786

Net increase (decrease) in contract owners’ equity resulting from operations	113,541	(305,318)	2,220,318	(11,088,533)	1,488,694	(3,575,716)	887,018	(996,345)

Equity transactions:
Purchase payments received from contract owners (note 4)	33,145	50,033	1,023,309	1,075,069	537,461	1,124,000	70,572	67,527
Transfers between funds	(163,146)	(462,444)	(557,766)	(2,319,241)	(738,701)	(2,914,193)	434,166	(125,229)
Redemptions (notes 2, 3, and 4)	(94,401)	(309,469)	(2,001,987)	(2,132,084)	(1,309,867)	(1,578,333)	(579,647)	(791,520)
Adjustments to maintain reserves	(204)	(186)	(1,727)	(1,926)	(1,127)	(1,423)	(766)	(604)

Net equity transactions	(224,606)	(722,066)	(1,538,171)	(3,378,182)	(1,512,234)	(3,369,949)	(75,675)	(849,826)

Net change in contract owners’ equity	(111,065)	(1,027,384)	682,147	(14,466,715)	(23,540)	(6,945,665)	811,343	(1,846,171)
Contract owners’ equity at beginning of period	1,450,907	2,478,291	25,614,032	40,080,747	23,943,674	30,889,339	5,907,596	7,753,767

Contract owners’ equity at end of period	$1,339,842	1,450,907	26,296,179	25,614,032	23,920,134	23,943,674	6,718,939	5,907,596

CHANGE IN UNITS:
Beginning units	70,971	100,813	923,288	1,043,544	1,189,602	1,321,219	153,183	167,706
Units purchased	91,294	15,741	395,699	371,447	523,916	367,780	52,057	75,059
Units redeemed	(101,317)	(45,583)	(443,932)	(491,703)	(608,502)	(499,397)	(50,883)	(89,582)

Ending units	60,948	70,971	875,055	923,288	1,105,016	1,189,602	154,357	153,183

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LOVGI		MNCPS		MEGSS		MNDSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$34,602	47,402	227,490	490,612	-	-	-	-
Realized gain (loss) on investments	28,454	76,479	(1,911,280)	(1,772,502)	(1,610,277)	(963,225)	(699,156)	(916,442)
Change in unrealized gain (loss) on investments	313,311	(782,796)	2,585,521	(3,065,772)	4,341,287	(5,583,814)	1,219,642	(1,584,165)
Reinvested capital gains	76,865	293,233	-	1,644,184	1,102,316	1,586,698	-	1,197,641

Net increase (decrease) in contract owners’ equity resulting from operations	453,232	(365,682)	901,731	(2,703,478)	3,833,326	(4,960,341)	520,486	(1,302,966)

Equity transactions:
Purchase payments received from contract owners (note 4)	14,348	-	273,205	390,144	725,345	657,824	398,541	379,998
Transfers between funds	32,725	893,571	(2,338,663)	(3,036,884)	876,244	(1,697,957)	1,344,234	(332,644)
Redemptions (notes 2, 3, and 4)	(144,829)	(117,351)	(605,880)	(1,362,117)	(845,085)	(861,253)	(77,000)	(84,078)
Adjustments to maintain reserves	(143)	(108)	(661)	(521)	(1,419)	(1,255)	(242)	(501)

Net equity transactions	(97,899)	776,112	(2,671,999)	(4,009,378)	755,085	(1,902,641)	1,665,533	(37,225)

Net change in contract owners’ equity	355,333	410,430	(1,770,268)	(6,712,856)	4,588,411	(6,862,982)	2,186,019	(1,340,191)
Contract owners’ equity at beginning of period	3,583,593	3,173,163	13,410,788	20,123,644	10,510,191	17,373,173	2,832,897	4,173,088

Contract owners’ equity at end of period	$3,938,926	3,583,593	11,640,520	13,410,788	15,098,602	10,510,191	5,018,916	2,832,897

CHANGE IN UNITS:
Beginning units	114,580	91,728	824,679	1,077,901	515,327	578,107	242,170	249,702
Units purchased	10,090	41,579	403,337	809,169	179,562	208,319	185,662	65,614
Units redeemed	(12,496)	(18,727)	(568,586)	(1,062,391)	(148,875)	(271,099)	(52,417)	(73,146)

Ending units	112,174	114,580	659,430	824,679	546,014	515,327	375,415	242,170

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MVFSC		MVIGSC		MGRFV		DTRTFY
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$196,050	155,644	23,796	4,946	304,849	381,828	996,517	1,011,338
Realized gain (loss) on investments	(347,605)	681,545	10,169	(990)	58,370	190,986	(2,421,569)	(1,308,211)
Change in unrealized gain (loss) on investments	125,563	(2,648,567)	198,209	6,331	(786,453)	(370,034)	3,242,633	(4,553,383)
Reinvested capital gains	982,709	819,325	83,477	73,969	1,191,909	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	956,717	(992,053)	315,651	84,256	768,675	202,780	1,817,581	(4,850,256)

Equity transactions:
Purchase payments received from contract owners (note 4)	391,049	683,627	412,986	65,104	48,688	319,913	144,267	463,365
Transfers between funds	(1,985,235)	2,523,877	600,499	1,748,056	(6,623,373)	(1,682,444)	(2,237,321)	1,402,694
Redemptions (notes 2, 3, and 4)	(665,964)	(763,617)	(169,104)	(7,021)	(1,281,365)	(748,529)	(2,512,109)	(2,349,666)
Adjustments to maintain reserves	(1,938)	(2,897)	(59)	1	(408)	(252)	(2,632)	(3,151)

Net equity transactions	(2,262,088)	2,440,990	844,322	1,806,140	(7,856,458)	(2,111,312)	(4,607,795)	(486,758)

Net change in contract owners’ equity	(1,305,371)	1,448,937	1,159,973	1,890,396	(7,087,783)	(1,908,532)	(2,790,214)	(5,337,014)
Contract owners’ equity at beginning of period	15,209,589	13,760,652	1,890,396	-	24,686,099	26,594,631	32,285,232	37,622,246

Contract owners’ equity at end of period	$13,904,218	15,209,589	3,050,369	1,890,396	17,598,316	24,686,099	29,495,018	32,285,232

CHANGE IN UNITS:
Beginning units	860,756	725,974	192,038	-	1,692,195	1,839,400	3,351,745	3,395,799
Units purchased	195,271	410,144	151,918	193,126	197,158	354,716	1,090,585	1,171,071
Units redeemed	(329,418)	(275,362)	(73,043)	(1,088)	(731,412)	(501,921)	(1,552,119)	(1,215,125)

Ending units	726,609	860,756	270,913	192,038	1,157,941	1,692,195	2,890,211	3,351,745

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GEM2		GIG		GVEXD		GVIXY
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$43,844	9,081	13,355	-	3,156,841	1,864,598	2,438,642	3,271,345
Realized gain (loss) on investments	(18,487)	(13,909)	670	-	(34,134,125)	(82,392,167)	2,559,837	(589,451)
Change in unrealized gain (loss) on investments	28,297	(33,737)	29,965	-	77,394,735	(67,312,200)	10,172,432	(16,074,635)
Reinvested capital gains	-	-	-	-	246,020	110,548,576	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	53,654	(38,565)	43,990	-	46,663,471	(37,291,193)	15,170,911	(13,392,741)

Equity transactions:
Purchase payments received from contract owners (note 4)	42,894	202	470,011	-	14,738,094	12,109,922	2,490,542	898,022
Transfers between funds	1,397,623	1,794,950	240,778	-	64,039,148	1,770,816	1,574,205	12,253,367
Redemptions (notes 2, 3, and 4)	(139,178)	(7,380)	(2,628)	-	(17,563,223)	(10,262,474)	(4,276,380)	(3,428,960)
Adjustments to maintain reserves	(57)	-	(43)	-	(13,600)	(10,226)	(3,501)	(2,038)

Net equity transactions	1,301,282	1,787,772	708,118	-	61,200,419	3,608,038	(215,134)	9,720,391

Net change in contract owners’ equity	1,354,936	1,749,207	752,108	-	107,863,890	(33,683,155)	14,955,777	(3,672,350)
Contract owners’ equity at beginning of period	1,749,207	-	-	-	156,774,579	190,457,734	86,712,995	90,385,345

Contract owners’ equity at end of period	$3,104,143	1,749,207	752,108	-	264,638,469	156,774,579	101,668,772	86,712,995

CHANGE IN UNITS:
Beginning units	192,819	-	-	-	6,469,669	6,395,173	6,919,105	6,167,649
Units purchased	306,817	203,842	70,875	-	7,540,234	7,725,278	3,056,172	2,431,341
Units redeemed	(170,170)	(11,023)	(2,936)	-	(5,222,711)	(7,650,782)	(3,067,536)	(1,679,885)

Ending units	329,466	192,819	67,939	-	8,787,192	6,469,669	6,907,741	6,919,105

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MCIFD		MSBF		NJMMAY		NVAMVX
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$530,078	331,785	41,608	-	65,697	(8,207)	6,430	-
Realized gain (loss) on investments	(5,187,919)	(840,076)	(818)	-	(125,477)	(180,900)	(3)	-
Change in unrealized gain (loss) on investments	8,500,321	(12,624,621)	(44,688)	-	221,675	(307,446)	14,295	-
Reinvested capital gains	1,878,542	8,229,254	37,051	-	-	39,601	683	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,721,022	(4,903,658)	33,153	-	161,895	(456,952)	21,405	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1,661,103	465,201	87,028	-	522,689	114,321	-	-
Transfers between funds	9,890,502	176,803	678,431	-	(375,132)	(457,565)	364,759	-
Redemptions (notes 2, 3, and 4)	(2,207,432)	(2,293,016)	(26,193)	-	(149,750)	(32,405)	(30)	-
Adjustments to maintain reserves	(2,981)	(2,103)	(1)	-	(1,384)	(2,121)	(55)	-

Net equity transactions	9,341,192	(1,653,115)	739,265	-	(3,577)	(377,770)	364,674	-

Net change in contract owners’ equity	15,062,214	(6,556,773)	772,418	-	158,318	(834,722)	386,079	-
Contract owners’ equity at beginning of period	28,691,300	35,248,073	-	-	1,769,963	2,604,685	-	-

Contract owners’ equity at end of period	$43,753,514	28,691,300	772,418	-	1,928,281	1,769,963	386,079	-

CHANGE IN UNITS:
Beginning units	1,385,343	1,469,405	-	-	186,762	230,969	-	-
Units purchased	1,237,578	644,192	75,103	-	72,575	48,988	35,846	-
Units redeemed	(794,506)	(728,254)	(2,639)	-	(72,712)	(93,195)	(6)	-

Ending units	1,828,415	1,385,343	72,464	-	186,625	186,762	35,840	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVBXD		NVDCAP		NVFIY		NVGEY
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,153,751	507,092	-	-	63,357	22,842	98,404	56,689
Realized gain (loss) on investments	(1,918,160)	(626,519)	(22,056)	(1,244)	(49,916)	(68,792)	(206,554)	(3,538)
Change in unrealized gain (loss) on investments	2,665,775	(3,582,475)	78,356	(262,566)	96,515	(142,139)	997,362	(814,846)
Reinvested capital gains	-	174,853	378	123,480	-	-	-	7

Net increase (decrease) in contract owners’ equity resulting from operations	1,901,366	(3,527,049)	56,678	(140,330)	109,956	(188,089)	889,212	(761,688)

Equity transactions:
Purchase payments received from contract owners (note 4)	4,860,938	455,916	54,694	1,201	13,082	8,248	84,761	66,167
Transfers between funds	16,777,809	431,843	(693)	(100,225)	1,056,935	3,357	1,696,467	(765,193)
Redemptions (notes 2, 3, and 4)	(3,272,835)	(1,097,014)	(42,052)	(249,160)	(89,807)	(46,949)	(197,362)	(59,000)
Adjustments to maintain reserves	(1,575)	(1,351)	(224)	(262)	(99)	(94)	(155)	(78)

Net equity transactions	18,364,337	(210,606)	11,725	(348,446)	980,111	(35,438)	1,583,711	(758,104)

Net change in contract owners’ equity	20,265,703	(3,737,655)	68,403	(488,776)	1,090,067	(223,527)	2,472,923	(1,519,792)
Contract owners’ equity at beginning of period	22,465,695	26,203,350	343,670	832,446	1,148,115	1,371,642	3,213,476	4,733,268

Contract owners’ equity at end of period	$42,731,398	22,465,695	412,073	343,670	2,238,182	1,148,115	5,686,399	3,213,476

CHANGE IN UNITS:
Beginning units	1,965,491	1,973,500	34,301	68,472	119,370	123,204	249,272	307,477
Units purchased	2,698,510	411,570	4,976	264	132,821	51,671	293,371	48,104
Units redeemed	(988,133)	(419,579)	(3,985)	(34,435)	(31,903)	(55,505)	(177,803)	(106,309)

Ending units	3,675,868	1,965,491	35,292	34,301	220,288	119,370	364,840	249,272

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVIDMP		NVLCPY		NVMIG6		NVMIVX
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	38,259	-	523	-	84,068	82,355
Realized gain (loss) on investments	(533,652)	2,890	3,817	-	361	-	208,005	23,907
Change in unrealized gain (loss) on investments	871,317	(1,168,154)	26,829	-	4,078	(1,294)	165,966	(123,953)
Reinvested capital gains	-	716,148	-	-	-	1,362	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	337,665	(449,116)	68,905	-	4,962	68	458,039	(17,691)

Equity transactions:
Purchase payments received from contract owners (note 4)	109,029	75,000	48,787	-	-	-	156,652	333,975
Transfers between funds	(1,935,937)	(57,413)	580,568	-	8,655	31,294	(708,577)	1,896,063
Redemptions (notes 2, 3, and 4)	(3,239)	(16,026)	(2,539)	-	(365)	-	(260,311)	(31,480)
Adjustments to maintain reserves	(180)	(178)	(18)	-	(1)	1	(153)	(95)

Net equity transactions	(1,830,327)	1,383	626,798	-	8,289	31,295	(812,389)	2,198,463

Net change in contract owners’ equity	(1,492,662)	(447,733)	695,703	-	13,251	31,363	(354,350)	2,180,772
Contract owners’ equity at beginning of period	2,282,276	2,730,009	-	-	31,363	-	3,495,784	1,315,012

Contract owners’ equity at end of period	$789,614	2,282,276	695,703	-	44,614	31,363	3,141,434	3,495,784

CHANGE IN UNITS:
Beginning units	230,778	230,515	-	-	3,510	-	285,062	100,936
Units purchased	10,440	7,183	108,594	-	2,249	3,510	194,042	200,650
Units redeemed	(171,718)	(6,920)	(41,927)	-	(1,437)	-	(257,622)	(16,524)

Ending units	69,500	230,778	66,667	-	4,322	3,510	221,482	285,062

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMLG1		NVMMG2		NVMMV1		NVNSR1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$9,038	-	-	-	43,666	45,915	12,887	14,853
Realized gain (loss) on investments	(13)	-	(46,400)	(77,629)	(32,903)	(2,067)	(67,831)	(9,198)
Change in unrealized gain (loss) on investments	39,637	-	60,603	(49,244)	(213,876)	(326,693)	269,160	(1,048,055)
Reinvested capital gains	8,728	-	-	39,138	467,544	223,312	361,953	199,355

Net increase (decrease) in contract owners’ equity resulting from operations	57,390	-	14,203	(87,735)	264,431	(59,533)	576,169	(843,045)

Equity transactions:
Purchase payments received from contract owners (note 4)	54,208	-	-	-	129,401	88,053	46,505	14,776
Transfers between funds	595,011	-	(40,018)	(76,271)	(105,156)	665,478	168,642	351,234
Redemptions (notes 2, 3, and 4)	(3,213)	-	(369)	(2,377)	(757,993)	(61,705)	(29,259)	(11,363)
Adjustments to maintain reserves	(85)	-	(10)	(10)	(242)	(165)	(153)	(153)

Net equity transactions	645,921	-	(40,397)	(78,658)	(733,990)	691,661	185,735	354,494

Net change in contract owners’ equity	703,311	-	(26,194)	(166,393)	(469,559)	632,128	761,904	(488,551)
Contract owners’ equity at beginning of period	-	-	114,958	281,351	3,095,340	2,463,212	2,679,503	3,168,054

Contract owners’ equity at end of period	$703,311	-	88,764	114,958	2,625,781	3,095,340	3,441,407	2,679,503

CHANGE IN UNITS:
Beginning units	-	-	19,067	29,015	221,540	171,649	183,406	167,147
Units purchased	57,770	-	5,468	181,484	162,690	74,014	96,933	40,457
Units redeemed	(275)	-	(12,309)	(191,432)	(211,487)	(24,123)	(85,001)	(24,198)

Ending units	57,495	-	12,226	19,067	172,743	221,540	195,338	183,406

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVSIXD		SAMY		TRF		AMCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,195,670	763,904	17,720,166	5,328,732	77,154	55,404	-	-
Realized gain (loss) on investments	(1,689,762)	1,389,094	(1)	(1)	(133,205)	29,856	(774,457)	(544,366)
Change in unrealized gain (loss) on investments	13,762,468	(36,641,117)	1	-	(50,591)	(692,415)	1,153,293	(1,005,308)
Reinvested capital gains	533,380	11,788,934	38	7,406	534,813	425,633	-	435,668

Net increase (decrease) in contract owners’ equity resulting from operations	13,801,756	(22,699,185)	17,720,204	5,336,137	428,171	(181,522)	378,836	(1,114,006)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,838,735	2,085,347	460,700,871	434,627,477	15,812	50,037	3,526	20,036
Transfers between funds	(855,685)	11,781,468	(428,582,902)	(171,687,461)	1,117,563	1,890,344	(15,124)	(648,475)
Redemptions (notes 2, 3, and 4)	(5,635,902)	(4,273,621)	(89,800,005)	(65,459,087)	(236,016)	(85,243)	(147,625)	(206,574)
Adjustments to maintain reserves	(5,776)	(5,773)	(21,121)	(13,358)	(460)	(288)	(138)	(154)

Net equity transactions	(3,658,628)	9,587,421	(57,703,157)	197,467,571	896,899	1,854,850	(159,361)	(835,167)

Net change in contract owners’ equity	10,143,128	(13,111,764)	(39,982,953)	202,803,708	1,325,070	1,673,328	219,475	(1,949,173)
Contract owners’ equity at beginning of period	88,129,808	101,241,572	397,849,442	195,045,734	4,777,763	3,104,435	2,228,134	4,177,307

Contract owners’ equity at end of period	$98,272,936	88,129,808	357,866,489	397,849,442	6,102,833	4,777,763	2,447,609	2,228,134

CHANGE IN UNITS:
Beginning units	5,234,656	4,725,404	38,475,393	19,126,510	301,124	179,094	49,034	65,652
Units purchased	2,006,293	2,337,253	88,042,007	107,744,740	150,785	157,095	15,558	16,555
Units redeemed	(2,227,039)	(1,828,001)	(93,522,633)	(88,395,857)	(96,649)	(35,065)	(18,664)	(33,173)

Ending units	5,013,910	5,234,656	32,994,767	38,475,393	355,260	301,124	45,928	49,034

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMRI		AMSRS		AMTB		NBARMS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$31,928	20,785	6,545	8,439	215,274	173,209	-	-
Realized gain (loss) on investments	(594,146)	780,782	12,054	15,230	(307,021)	(514,774)	(129,643)	(67,288)
Change in unrealized gain (loss) on investments	785,117	(1,873,586)	411,859	(623,923)	379,584	(152,893)	273,435	(225,645)
Reinvested capital gains	161,133	512,997	30,883	179,234	-	-	-	167,799

Net increase (decrease) in contract owners’ equity resulting from operations	384,032	(559,022)	461,341	(421,020)	287,837	(494,458)	143,792	(125,134)

Equity transactions:
Purchase payments received from contract owners (note 4)	412,354	182,306	29	990	120,624	57,134	99	14,096
Transfers between funds	(1,428,687)	270,133	(79,590)	(55,612)	1,155,535	(5,138,937)	155,022	(95,731)
Redemptions (notes 2, 3, and 4)	(268,439)	(542,288)	(35,896)	(41,656)	(371,944)	(291,738)	(75,212)	(27,005)
Adjustments to maintain reserves	(103)	(158)	(1)	(1)	(896)	(1,160)	(2)	(40)

Net equity transactions	(1,284,875)	(90,007)	(115,458)	(96,279)	903,319	(5,374,701)	79,907	(108,680)

Net change in contract owners’ equity	(900,843)	(649,029)	345,883	(517,299)	1,191,156	(5,869,159)	223,699	(233,814)
Contract owners’ equity at beginning of period	3,928,895	4,577,924	1,786,553	2,303,852	4,201,215	10,070,374	899,449	1,133,263

Contract owners’ equity at end of period	$3,028,052	3,928,895	2,132,436	1,786,553	5,392,371	4,201,215	1,123,148	899,449

CHANGE IN UNITS:
Beginning units	123,315	134,392	43,981	46,251	341,725	750,979	75,136	83,996
Units purchased	34,550	108,190	4	420	387,838	185,096	130,124	30,801
Units redeemed	(70,423)	(119,267)	(2,616)	(2,690)	(323,663)	(594,350)	(123,526)	(39,661)

Ending units	87,442	123,315	41,369	43,981	405,900	341,725	81,734	75,136

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NOTAG1		NOTAG2		NOTB1		NOTB2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$127	1,265	6,152	6,006	744	29,648	4,688	176,684
Realized gain (loss) on investments	20,269	24	(2,471)	16,876	(352)	(44)	(625,851)	10,411
Change in unrealized gain (loss) on investments	(18,672)	(18,167)	78,824	(99,604)	12,346	(108,578)	760,960	(744,480)
Reinvested capital gains	51	60	2,871	332	716	60,073	8,016	395,594

Net increase (decrease) in contract owners’ equity resulting from operations	1,775	(16,818)	85,376	(76,390)	13,454	(18,901)	147,813	(161,791)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	12,443	97,813	-	-	1,215,903	14,592
Transfers between funds	(80,915)	-	21,408	127,086	-	-	(125,128)	(524,397)
Redemptions (notes 2, 3, and 4)	(18)	(76)	(5,202)	(160,409)	(240)	(240)	(454,183)	(52,134)
Adjustments to maintain reserves	-	-	(4)	(2)	(1)	-	(3)	(14)

Net equity transactions	(80,933)	(76)	28,645	64,488	(241)	(240)	636,589	(561,953)

Net change in contract owners’ equity	(79,158)	(16,894)	114,021	(11,902)	13,213	(19,141)	784,402	(723,744)
Contract owners’ equity at beginning of period	89,938	106,832	487,642	499,544	141,761	160,902	927,837	1,651,581

Contract owners’ equity at end of period	$10,780	89,938	601,663	487,642	154,974	141,761	1,712,239	927,837

CHANGE IN UNITS:
Beginning units	4,110	4,113	39,834	34,328	9,283	9,298	62,374	98,261
Units purchased	-	-	14,909	33,150	-	-	96,145	3,025
Units redeemed	(3,692)	(3)	(12,861)	(27,644)	(16)	(15)	(52,951)	(38,912)

Ending units	418	4,110	41,882	39,834	9,267	9,283	105,568	62,374

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NOTBBA		NOTBE2		NOTC2		NOTG1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$45,552	51,655	22,349	5,639	36,437	30,803	52,996	1,688,422
Realized gain (loss) on investments	(242,982)	(948,037)	(18,861)	16,414	(49,748)	65,438	(8,647,428)	72,574
Change in unrealized gain (loss) on investments	228,279	(52,992)	84,816	(84,979)	119,534	(287,295)	9,740,001	(12,500,568)
Reinvested capital gains	-	-	16,224	5,504	44,780	27,510	12,411	7,504,076

Net increase (decrease) in contract owners’ equity resulting from operations	30,849	(949,374)	104,528	(57,422)	151,003	(163,544)	1,157,980	(3,235,496)

Equity transactions:
Purchase payments received from contract owners (note 4)	27,099	1,765	608,438	-	5,322	58,925	(2)	1,224
Transfers between funds	(260,280)	(4,930,767)	259,542	193,618	381,343	272,738	4,638	(620,656)
Redemptions (notes 2, 3, and 4)	(229,863)	(380,490)	(33,120)	(365,007)	(393,983)	(88,466)	(10,651,572)	(5,170,389)
Adjustments to maintain reserves	(63)	(62)	-	(1)	(76)	(28)	2	(1)

Net equity transactions	(463,107)	(5,309,554)	834,860	(171,390)	(7,394)	243,169	(10,646,934)	(5,789,822)

Net change in contract owners’ equity	(432,258)	(6,258,928)	939,388	(228,812)	143,609	79,625	(9,488,954)	(9,025,318)
Contract owners’ equity at beginning of period	2,715,196	8,974,124	346,296	575,108	1,642,876	1,563,251	17,459,868	26,485,186

Contract owners’ equity at end of period	$2,282,938	2,715,196	1,285,684	346,296	1,786,485	1,642,876	7,970,914	17,459,868

CHANGE IN UNITS:
Beginning units	287,698	825,096	30,786	45,425	114,483	98,591	1,235,188	1,613,808
Units purchased	81,575	170,133	89,460	16,316	76,207	77,726	29,279	672
Units redeemed	(130,690)	(707,531)	(17,637)	(30,955)	(76,657)	(61,834)	(752,001)	(379,292)

Ending units	238,583	287,698	102,609	30,786	114,033	114,483	512,466	1,235,188

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NOTG2		NOTGR1		NOTGR2		NOTMD1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,543	99,058	16,321	16,591	26,594	33,423	-	-
Realized gain (loss) on investments	(24,823)	(7,852)	83	151,102	(48,415)	66,807	-	42,320
Change in unrealized gain (loss) on investments	143,186	(744,068)	144,320	(288,375)	335,207	(391,576)	-	(51,505)
Reinvested capital gains	1,773	492,370	11,559	6,102	21,633	14,013	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	125,679	(160,492)	172,283	(114,580)	335,019	(277,333)	-	(9,185)

Equity transactions:
Purchase payments received from contract owners (note 4)	289	284	(2)	113,057	29,753	642,583	-	(2)
Transfers between funds	3,976	691,622	-	475,461	(444,989)	368,589	-	-
Redemptions (notes 2, 3, and 4)	(21,725)	(126,085)	(362)	(562,082)	(45,980)	(124,428)	-	(213,407)
Adjustments to maintain reserves	(35)	(45)	2	-	(840)	(484)	-	2

Net equity transactions	(17,495)	565,776	(362)	26,436	(462,056)	886,260	-	(213,407)

Net change in contract owners’ equity	108,184	405,284	171,921	(88,144)	(127,037)	608,927	-	(222,592)
Contract owners’ equity at beginning of period	1,139,579	734,295	1,050,262	1,138,406	2,349,485	1,740,558	-	222,592

Contract owners’ equity at end of period	$1,247,763	1,139,579	1,222,183	1,050,262	2,222,448	2,349,485	-	-

CHANGE IN UNITS:
Beginning units	78,249	43,756	47,940	44,401	131,056	70,052	-	10,579
Units purchased	391	49,092	-	28,239	4,229	92,659	-	-
Units redeemed	(1,528)	(14,599)	(15)	(24,700)	(25,107)	(31,655)	-	(10,579)

Ending units	77,112	78,249	47,925	47,940	110,178	131,056	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NOTMD2		NOTMG1		NOTMG2		NOTMR1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$27,851	17,314	1,997	98,577	1,646	100,945	3,712	3,159
Realized gain (loss) on investments	10,372	5,970	604	(453,363)	(508,056)	12,720	239	251
Change in unrealized gain (loss) on investments	135,288	(207,694)	27,807	(139,479)	544,312	(641,843)	14,970	(28,838)
Reinvested capital gains	20,723	14,342	904	353,457	1,155	406,264	2,426	2,729

Net increase (decrease) in contract owners’ equity resulting from operations	194,234	(170,068)	31,312	(140,808)	39,057	(121,914)	21,347	(22,699)

Equity transactions:
Purchase payments received from contract owners (note 4)	107,327	22,700	1	-	1,080	7,305	-	-
Transfers between funds	472,648	35,413	-	-	(5,539)	(44,082)	-	-
Redemptions (notes 2, 3, and 4)	(116,757)	(64,363)	(41,219)	(699,838)	(300,418)	(248,020)	(1,670)	(1,653)
Adjustments to maintain reserves	(288)	1	(2)	-	(17)	(15)	(1)	1

Net equity transactions	462,930	(6,249)	(41,220)	(699,838)	(304,894)	(284,812)	(1,671)	(1,652)

Net change in contract owners’ equity	657,164	(176,317)	(9,908)	(840,646)	(265,837)	(406,726)	19,676	(24,351)
Contract owners’ equity at beginning of period	1,115,945	1,292,262	325,876	1,166,522	628,661	1,035,387	182,579	206,930

Contract owners’ equity at end of period	$1,773,109	1,115,945	315,968	325,876	362,824	628,661	202,255	182,579

CHANGE IN UNITS:
Beginning units	62,561	63,101	20,166	62,641	40,253	57,196	10,917	11,013
Units purchased	41,336	2,903	-	-	4,505	1,020	-	-
Units redeemed	(6,316)	(3,443)	(2,491)	(42,475)	(23,663)	(17,963)	(96)	(96)

Ending units	97,581	62,561	17,675	20,166	21,095	40,253	10,821	10,917

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NOVPDI		NOVPM		PMUBAM		PMVAAA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$9,482	10,616	(1,239)	(1,283)	508,087	341,410	592,850	1,345,812
Realized gain (loss) on investments	(17,679)	64,815	(269,277)	(166,524)	(581,896)	(308,617)	(1,568,530)	(734,133)
Change in unrealized gain (loss) on investments	(7,347)	(173,717)	499,812	(853,919)	1,016,078	(2,116,823)	2,415,461	(4,401,790)
Reinvested capital gains	-	-	-	332,034	-	1,268,406	-	1,510,938

Net increase (decrease) in contract owners’ equity resulting from operations	(15,544)	(98,286)	229,296	(689,692)	942,269	(815,624)	1,439,781	(2,279,173)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	441	9,203	5,830	392,842	226,338	447,897	290,539
Transfers between funds	(97,788)	(349,069)	(358,241)	(2,250,971)	27,208	2,506,871	2,824,388	6,807,656
Redemptions (notes 2, 3, and 4)	(72,326)	(210,832)	(51,772)	(67,108)	(733,282)	(969,291)	(2,221,632)	(806,120)
Adjustments to maintain reserves	(148)	(203)	(254)	(301)	(371)	(54)	(750)	(863)

Net equity transactions	(170,262)	(559,663)	(401,064)	(2,312,550)	(313,603)	1,763,864	1,049,903	6,291,212

Net change in contract owners’ equity	(185,806)	(657,949)	(171,768)	(3,002,242)	628,666	948,240	2,489,684	4,012,039
Contract owners’ equity at beginning of period	651,573	1,309,522	1,548,330	4,550,572	13,548,814	12,600,574	17,749,204	13,737,165

Contract owners’ equity at end of period	$465,767	651,573	1,376,562	1,548,330	14,177,480	13,548,814	20,238,888	17,749,204

CHANGE IN UNITS:
Beginning units	43,743	85,411	80,322	181,397	1,094,378	951,622	854,907	590,054
Units purchased	1,353	19,796	6,885	39,888	270,706	373,595	363,003	625,086
Units redeemed	(14,672)	(61,464)	(28,149)	(140,963)	(292,806)	(230,839)	(324,973)	(360,233)

Ending units	30,424	43,743	59,058	80,322	1,072,278	1,094,378	892,937	854,907

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVAAI		PMVEBA		PMVFBA		PMVFHA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$18,645	47,463	1,220,501	960,325	131,725	71,433	1,027,194	514,121
Realized gain (loss) on investments	(23)	(2)	(1,967,397)	(3,415,341)	(946,175)	(468,772)	(1,518,017)	(1,805,854)
Change in unrealized gain (loss) on investments	29,901	(173,363)	2,755,761	(1,174,274)	1,221,193	(549,263)	2,712,065	(2,568,029)
Reinvested capital gains	-	48,545	-	-	-	-	1,107,362	13,852

Net increase (decrease) in contract owners’ equity resulting from operations	48,523	(77,357)	2,008,865	(3,629,290)	406,743	(946,602)	3,328,604	(3,845,910)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	173,699	303,210	45,813	17,508	216,886	337,895
Transfers between funds	-	-	(1,711,514)	6,019,103	210,621	1,456,313	9,080,767	(2,157,366)
Redemptions (notes 2, 3, and 4)	(240)	(240)	(2,017,529)	(966,135)	(281,106)	(97,969)	(2,346,773)	(2,395,391)
Adjustments to maintain reserves	-	-	(563)	(581)	(62)	(61)	(555)	(645)

Net equity transactions	(240)	(240)	(3,555,907)	5,355,597	(24,734)	1,375,791	6,950,325	(4,215,507)

Net change in contract owners’ equity	48,283	(77,597)	(1,547,042)	1,726,307	382,009	429,189	10,278,929	(8,061,417)
Contract owners’ equity at beginning of period	586,064	663,661	24,143,597	22,417,290	5,665,674	5,236,485	31,704,197	39,765,614

Contract owners’ equity at end of period	$634,347	586,064	22,596,555	24,143,597	6,047,683	5,665,674	41,983,126	31,704,197

CHANGE IN UNITS:
Beginning units	48,560	48,580	1,241,713	971,853	469,517	351,785	1,659,841	1,876,257
Units purchased	-	-	1,452,174	1,147,223	509,446	249,395	1,055,625	604,823
Units redeemed	(19)	(20)	(1,643,268)	(877,363)	(507,134)	(131,663)	(704,233)	(821,239)

Ending units	48,541	48,560	1,050,619	1,241,713	471,829	469,517	2,011,233	1,659,841

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVGBA		PMVHYA		PMVID		PMVLDA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$63,678	53,112	1,536,997	1,248,413	7,958,575	5,401,417	1,032,145	514,554
Realized gain (loss) on investments	(476,869)	(223,509)	(70,094)	(3,814,996)	(2,088,756)	(1,446,320)	(954,469)	(864,372)
Change in unrealized gain (loss) on investments	520,000	(321,286)	1,754,557	(43,094)	6,335,633	(16,180,951)	1,342,475	(1,609,772)
Reinvested capital gains	29,501	51,980	-	-	-	12,038	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	136,310	(439,703)	3,221,460	(2,609,677)	12,205,452	(12,213,816)	1,420,151	(1,959,590)

Equity transactions:
Purchase payments received from contract owners (note 4)	75,434	51,351	349,635	568,002	4,117,680	2,290,268	714,069	333,905
Transfers between funds	(231,058)	(389,396)	4,669,756	(511,878)	18,754,565	594,344	214,445	963,582
Redemptions (notes 2, 3, and 4)	(206,131)	(258,278)	(1,724,209)	(851,380)	(9,563,318)	(10,485,584)	(3,574,578)	(3,192,273)
Adjustments to maintain reserves	(35)	(71)	(1,043)	(515)	(5,962)	(5,033)	(1,212)	(1,577)

Net equity transactions	(361,790)	(596,394)	3,294,139	(795,771)	13,302,965	(7,606,005)	(2,647,276)	(1,896,363)

Net change in contract owners’ equity	(225,480)	(1,036,097)	6,515,599	(3,405,448)	25,508,417	(19,819,821)	(1,227,125)	(3,855,953)
Contract owners’ equity at beginning of period	2,997,490	4,033,587	28,889,091	32,294,539	140,694,771	160,514,592	29,919,773	33,775,726

Contract owners’ equity at end of period	$2,772,010	2,997,490	35,404,690	28,889,091	166,203,188	140,694,771	28,692,648	29,919,773

CHANGE IN UNITS:
Beginning units	185,525	224,337	1,297,043	1,297,505	11,327,761	11,915,484	2,119,123	2,265,678
Units purchased	223,438	53,641	2,608,296	3,770,074	3,962,159	3,762,491	847,221	1,203,474
Units redeemed	(245,775)	(92,453)	(2,484,154)	(3,770,536)	(2,922,405)	(4,350,214)	(1,036,200)	(1,350,029)

Ending units	163,188	185,525	1,421,185	1,297,043	12,367,515	11,327,761	1,930,144	2,119,123

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVLGA		PMVRRA		PMVRSA		PMVTRA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$369,475	236,797	836,498	2,525,349	2,104,081	4,253,529	4,457,501	3,582,370
Realized gain (loss) on investments	(1,223,582)	(3,270,015)	(1,642,480)	(1,774,427)	(4,320,394)	719,108	(4,996,672)	(5,124,568)
Change in unrealized gain (loss) on investments	924,099	(749,447)	1,768,276	(5,361,810)	1,106,418	(3,376,297)	8,061,641	(20,378,709)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	69,992	(3,782,665)	962,294	(4,610,888)	(1,109,895)	1,596,340	7,522,470	(21,920,907)

Equity transactions:
Purchase payments received from contract owners (note 4)	221,111	316,735	393,812	937,827	214,112	528,937	2,365,195	1,218,187
Transfers between funds	8,131,319	(2,198,069)	(2,962,519)	(1,153,954)	(324,652)	(496,503)	6,346,259	(2,239,638)
Redemptions (notes 2, 3, and 4)	(1,418,878)	(1,014,347)	(1,863,581)	(1,805,006)	(823,460)	(768,504)	(8,679,882)	(6,506,359)
Adjustments to maintain reserves	(1,032)	(387)	(522)	(961)	(638)	(1,192)	(2,830)	(2,607)

Net equity transactions	6,932,520	(2,896,068)	(4,432,810)	(2,022,094)	(934,638)	(737,262)	28,742	(7,530,417)

Net change in contract owners’ equity	7,002,512	(6,678,733)	(3,470,516)	(6,632,982)	(2,044,533)	859,078	7,551,212	(29,451,324)
Contract owners’ equity at beginning of period	12,102,745	18,781,478	29,548,534	36,181,516	13,238,410	12,379,332	126,000,370	155,451,694

Contract owners’ equity at end of period	$19,105,257	12,102,745	26,078,018	29,548,534	11,193,877	13,238,410	133,551,582	126,000,370

CHANGE IN UNITS:
Beginning units	677,538	727,756	1,683,629	1,813,386	1,329,831	1,352,115	6,919,063	7,320,268
Units purchased	1,489,997	1,168,886	421,102	1,193,338	898,507	2,434,959	2,122,667	2,161,422
Units redeemed	(1,138,439)	(1,219,104)	(677,940)	(1,323,095)	(998,099)	(2,457,243)	(2,103,664)	(2,562,627)

Ending units	1,029,096	677,538	1,426,791	1,683,629	1,230,239	1,329,831	6,938,066	6,919,063

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVGCBA		PVGDAA		PVGMAA		PVSTA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$80,438	48,054	39	182	92,493	69,766	3,460,341	1,268,367
Realized gain (loss) on investments	(344,114)	(58,270)	(3)	140	(383,352)	(155,174)	(626,580)	(678,986)
Change in unrealized gain (loss) on investments	492,681	(381,259)	132	(1,747)	786,931	(805,944)	1,592,083	(572,574)
Reinvested capital gains	-	22,572	-	395	-	332,535	-	113,677

Net increase (decrease) in contract owners’ equity resulting from operations	229,005	(368,903)	168	(1,030)	496,072	(558,817)	4,425,844	130,484

Equity transactions:
Purchase payments received from contract owners (note 4)	87,880	128,947	(2)	-	52,645	221,377	1,170,634	3,248,477
Transfers between funds	116,103	527,494	-	(9,143)	390,211	1,860,452	(1,866,932)	27,158,292
Redemptions (notes 2, 3, and 4)	(394,672)	(235,936)	(5)	(6)	(1,190,440)	(77,404)	(11,880,618)	(5,014,797)
Adjustments to maintain reserves	(67)	(56)	3	(2)	(143)	(255)	(2,566)	(2,712)

Net equity transactions	(190,756)	420,449	(4)	(9,151)	(747,727)	2,004,170	(12,579,482)	25,389,260

Net change in contract owners’ equity	38,249	51,546	164	(10,181)	(251,655)	1,445,353	(8,153,638)	25,519,744
Contract owners’ equity at beginning of period	2,908,280	2,856,734	1,257	11,438	4,236,811	2,791,458	84,607,215	59,087,471

Contract owners’ equity at end of period	$2,946,529	2,908,280	1,421	1,257	3,985,156	4,236,811	76,453,577	84,607,215

CHANGE IN UNITS:
Beginning units	265,313	230,542	83	628	286,758	155,827	5,933,157	4,119,233
Units purchased	187,251	87,433	-	-	70,324	197,154	3,585,498	5,740,405
Units redeemed	(203,523)	(52,662)	(1)	(545)	(118,380)	(66,223)	(4,451,800)	(3,926,481)

Ending units	249,041	265,313	82	83	238,702	286,758	5,066,855	5,933,157

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROA30		PROAHY		PROBIO		PROBL
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$943	11,141	285,043	209,750	-	-	-	-
Realized gain (loss) on investments	46,285	(907,055)	(308,623)	(750,179)	(414,646)	(689,683)	(1,715,658)	(4,307,475)
Change in unrealized gain (loss) on investments	30,743	145,721	262,300	(94,098)	75,981	120,013	1,984,717	(1,281,189)
Reinvested capital gains	36,023	261,779	-	-	358,211	332,443	3,208,873	1,410,664

Net increase (decrease) in contract owners’ equity resulting from operations	113,994	(488,414)	238,720	(634,527)	19,546	(237,227)	3,477,932	(4,178,000)

Equity transactions:
Purchase payments received from contract owners (note 4)	35,632	68,000	11,257	5,541	130,317	184,135	9,903	13,758
Transfers between funds	(451,872)	662,826	257,039	5,804,354	(1,261,997)	484,947	6,293,776	(9,198,938)
Redemptions (notes 2, 3, and 4)	(168,538)	(47,418)	(1,133,684)	(126,770)	(149,499)	(104,751)	(2,132,087)	(808,765)
Adjustments to maintain reserves	(177)	(68)	(17)	(19)	(224)	(215)	(35)	(1)

Net equity transactions	(584,955)	683,340	(865,405)	5,683,106	(1,281,403)	564,116	4,171,557	(9,993,946)

Net change in contract owners’ equity	(470,961)	194,926	(626,685)	5,048,579	(1,261,857)	326,889	7,649,489	(14,171,946)
Contract owners’ equity at beginning of period	1,273,310	1,078,384	6,155,245	1,106,666	3,268,483	2,941,594	11,125,061	25,297,007

Contract owners’ equity at end of period	$802,349	1,273,310	5,528,560	6,155,245	2,006,626	3,268,483	18,774,550	11,125,061

CHANGE IN UNITS:
Beginning units	114,059	73,169	360,093	59,961	76,620	64,252	343,908	628,234
Units purchased	614,812	993,751	972,800	1,553,887	114,529	202,469	5,189,009	8,475,416
Units redeemed	(659,785)	(952,861)	(1,039,926)	(1,253,755)	(145,672)	(190,101)	(5,063,930)	(8,759,742)

Ending units	69,086	114,059	292,967	360,093	45,477	76,620	468,987	343,908

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROBM		PROBNK		PROBR		PROCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$14,844	5,768	21,224	9,623	4,663	-	4,388	1,141
Realized gain (loss) on investments	(78,259)	(928,062)	65,103	(490,274)	(544,492)	(6,422)	(196,937)	(547,956)
Change in unrealized gain (loss) on investments	173,635	(78,767)	145,587	59,743	(50,078)	(10,413)	168,558	(665,364)
Reinvested capital gains	-	29,083	-	-	-	-	335,362	89,814

Net increase (decrease) in contract owners’ equity resulting from operations	110,220	(971,978)	231,914	(420,908)	(589,907)	(16,835)	311,371	(1,122,365)

Equity transactions:
Purchase payments received from contract owners (note 4)	760,763	240,854	2,571	65,603	467,580	165,674	6,988	50,726
Transfers between funds	910,482	(34,023)	381,239	309,495	(941,544)	2,548,602	(343,786)	(5,540,288)
Redemptions (notes 2, 3, and 4)	(355,422)	(106,448)	(123,552)	(104,153)	(213,304)	(83,336)	(318,635)	(155,591)
Adjustments to maintain reserves	(436)	(69)	(9)	(12)	(359)	(198)	(827)	(856)

Net equity transactions	1,315,387	100,314	260,249	270,933	(687,627)	2,630,742	(656,260)	(5,646,009)

Net change in contract owners’ equity	1,425,607	(871,664)	492,163	(149,975)	(1,277,534)	2,613,907	(344,889)	(6,768,374)
Contract owners’ equity at beginning of period	1,503,721	2,375,385	1,008,023	1,157,998	2,800,095	186,188	2,309,614	9,077,988

Contract owners’ equity at end of period	$2,929,328	1,503,721	1,500,186	1,008,023	1,522,561	2,800,095	1,964,725	2,309,614

CHANGE IN UNITS:
Beginning units	71,000	101,189	42,776	39,370	1,803,128	134,563	99,007	253,353
Units purchased	529,034	500,840	332,591	375,926	15,767,152	9,802,361	586,316	701,430
Units redeemed	(469,713)	(531,029)	(317,682)	(372,520)	(16,581,101)	(8,133,796)	(602,368)	(855,776)

Ending units	130,321	71,000	57,685	42,776	989,179	1,803,128	82,955	99,007

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROCS		PROE30		PROEM		PROFIN
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	46,722	58,383	100,848	20,577	23,586	1,687
Realized gain (loss) on investments	143,612	(760,485)	59,125	(739,836)	(217,174)	(1,241,632)	(157,199)	(430,576)
Change in unrealized gain (loss) on investments	343,340	(114,517)	165,612	(1,743)	308,655	323,648	518,123	(256,555)
Reinvested capital gains	178,857	11,648	-	171,574	-	-	213,325	22,066

Net increase (decrease) in contract owners’ equity resulting from operations	665,809	(863,354)	271,459	(511,622)	192,329	(897,407)	597,835	(663,378)

Equity transactions:
Purchase payments received from contract owners (note 4)	28,396	58,007	20,595	4,878	99,191	72,559	738,420	325,540
Transfers between funds	1,940,642	(881,491)	1,072,532	678,511	1,216,220	1,456,542	1,225,815	(2,473,756)
Redemptions (notes 2, 3, and 4)	(207,606)	(194,400)	(211,316)	(60,436)	(451,322)	(169,237)	(327,835)	(260,243)
Adjustments to maintain reserves	(149)	(137)	-	-	(148)	(47)	(554)	(126)

Net equity transactions	1,761,283	(1,018,021)	881,811	622,953	863,941	1,359,817	1,635,846	(2,408,585)

Net change in contract owners’ equity	2,427,092	(1,881,375)	1,153,270	111,331	1,056,270	462,410	2,233,681	(3,071,963)
Contract owners’ equity at beginning of period	1,363,292	3,244,667	1,423,348	1,312,017	3,518,774	3,056,364	3,558,228	6,630,191

Contract owners’ equity at end of period	$3,790,384	1,363,292	2,576,618	1,423,348	4,575,044	3,518,774	5,791,909	3,558,228

CHANGE IN UNITS:
Beginning units	45,038	71,103	93,243	79,271	366,038	266,379	136,211	210,787
Units purchased	223,276	160,534	571,248	644,454	2,819,188	1,023,539	343,682	345,365
Units redeemed	(178,062)	(186,599)	(520,723)	(630,482)	(2,773,086)	(923,880)	(274,906)	(419,941)

Ending units	90,252	45,038	143,768	93,243	412,140	366,038	204,987	136,211

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROFUD		PROGMM		PROGVP		PROHC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	139,430	41,006	28,340	-	-	-
Realized gain (loss) on investments	4,121	(25,356)	-	-	(54,185)	(430,892)	(425,639)	(936,579)
Change in unrealized gain (loss) on investments	13,277	8,618	-	-	71,766	13,965	(203,926)	(165,019)
Reinvested capital gains	-	-	-	-	-	-	617,157	327,058

Net increase (decrease) in contract owners’ equity resulting from operations	17,398	(16,738)	139,430	41,006	45,921	(416,927)	(12,408)	(774,540)

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	224	(107)	9	(4)	197	728,433	392,477
Transfers between funds	688,943	65,595	(557,494)	(67,183)	1,314,490	(407,502)	(1,037,540)	609,296
Redemptions (notes 2, 3, and 4)	(32,231)	(9,392)	(294,603)	(349,352)	(51,838)	(145,330)	(298,183)	(315,099)
Adjustments to maintain reserves	(14)	(19)	(9)	(16)	(44)	-	(584)	(88)

Net equity transactions	656,697	56,408	(852,213)	(416,542)	1,262,604	(552,635)	(607,874)	686,586

Net change in contract owners’ equity	674,095	39,670	(712,783)	(375,536)	1,308,525	(969,562)	(620,282)	(87,954)
Contract owners’ equity at beginning of period	212,665	172,995	3,926,414	4,301,950	370,138	1,339,700	5,466,320	5,554,274

Contract owners’ equity at end of period	$886,760	212,665	3,213,631	3,926,414	1,678,663	370,138	4,846,038	5,466,320

CHANGE IN UNITS:
Beginning units	34,566	25,430	383,230	424,245	29,021	61,156	124,221	116,817
Units purchased	503,977	332,272	4,802	192	507,908	220,629	206,760	485,033
Units redeemed	(397,595)	(323,136)	(86,822)	(41,207)	(401,324)	(252,764)	(205,735)	(477,629)

Ending units	140,948	34,566	301,210	383,230	135,605	29,021	125,246	124,221

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROIND		PROINT		PROJP		PROLCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	52,696	(609,546)	122,155	(297,618)	706,601	(61,406)	(212,930)	(2,444,153)
Change in unrealized gain (loss) on investments	117,407	(37,347)	14,893	(9,978)	130,144	(25,671)	426,313	(236,981)
Reinvested capital gains	512,424	25,677	-	29,497	-	38,738	798,497	277,754

Net increase (decrease) in contract owners’ equity resulting from operations	682,527	(621,216)	137,048	(278,099)	836,745	(48,339)	1,011,880	(2,403,380)

Equity transactions:
Purchase payments received from contract owners (note 4)	722,028	241,044	(55)	1,261	15,894	5,100	97,083	11,608
Transfers between funds	(70,382)	(1,583,478)	(1,192,108)	960,087	1,770,758	37,976	4,036,242	(5,127,463)
Redemptions (notes 2, 3, and 4)	(340,719)	(232,154)	(64,295)	(57,184)	(304,862)	(62,323)	(465,188)	(365,425)
Adjustments to maintain reserves	(436)	(25)	(8)	-	(3)	(1)	(26)	(23)

Net equity transactions	310,491	(1,574,613)	(1,256,466)	904,164	1,481,787	(19,248)	3,668,111	(5,481,303)

Net change in contract owners’ equity	993,018	(2,195,829)	(1,119,418)	626,065	2,318,532	(67,587)	4,679,991	(7,884,683)
Contract owners’ equity at beginning of period	4,365,112	6,560,941	1,300,462	674,397	485,029	552,616	1,928,841	9,813,524

Contract owners’ equity at end of period	$5,358,130	4,365,112	181,044	1,300,462	2,803,561	485,029	6,608,832	1,928,841

CHANGE IN UNITS:
Beginning units	135,223	170,970	96,774	42,161	24,034	24,655	51,401	180,901
Units purchased	284,898	268,650	1,184,963	1,464,721	631,715	146,248	777,912	459,732
Units redeemed	(262,631)	(304,397)	(1,270,078)	(1,410,108)	(552,513)	(146,869)	(692,300)	(589,232)

Ending units	157,490	135,223	11,659	96,774	103,236	24,034	137,013	51,401

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROLCV		PROMC		PROMCG		PROMCV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$26,936	9,436	-	-	-	-	5,202	4,711
Realized gain (loss) on investments	58,422	(312,049)	53,366	(635,481)	(6,148)	(380,777)	(29,957)	(1,016,937)
Change in unrealized gain (loss) on investments	304,349	(181,323)	32,203	21,348	151,100	15,957	178,581	(147,782)
Reinvested capital gains	381,311	26,200	-	161,184	17,216	256,440	107,685	474,572

Net increase (decrease) in contract owners’ equity resulting from operations	771,018	(457,736)	85,569	(452,949)	162,168	(108,380)	261,511	(685,436)

Equity transactions:
Purchase payments received from contract owners (note 4)	12,962	(143)	2,792	30,802	225	15,972	38,372	106,648
Transfers between funds	3,212,314	(277,967)	194,308	(983,338)	1,842,568	(312,626)	137,608	(985,452)
Redemptions (notes 2, 3, and 4)	(383,964)	(483,515)	(143,188)	(95,761)	(95,526)	(21,403)	(417,777)	(277,333)
Adjustments to maintain reserves	(15)	(44)	(10)	(9)	(16)	-	(33)	(173)

Net equity transactions	2,841,297	(761,669)	53,902	(1,048,306)	1,747,251	(318,057)	(241,830)	(1,156,310)

Net change in contract owners’ equity	3,612,315	(1,219,405)	139,471	(1,501,255)	1,909,419	(426,437)	19,681	(1,841,746)
Contract owners’ equity at beginning of period	3,197,714	4,417,119	613,580	2,114,835	433,735	860,172	2,137,253	3,978,999

Contract owners’ equity at end of period	$6,810,029	3,197,714	753,051	613,580	2,343,154	433,735	2,156,934	2,137,253

CHANGE IN UNITS:
Beginning units	113,600	147,316	23,148	66,484	14,933	23,591	75,592	133,016
Units purchased	612,303	866,050	144,582	376,063	212,043	110,556	183,781	629,659
Units redeemed	(524,423)	(899,766)	(143,221)	(419,399)	(156,753)	(119,214)	(191,465)	(687,083)

Ending units	201,480	113,600	24,509	23,148	70,223	14,933	67,908	75,592

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PRON		PRONET		PROOG		PROPHR
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	190,829	129,274	3,802	1,109
Realized gain (loss) on investments	6,845,147	(19,486,015)	(444,554)	(2,065,111)	(358,606)	2,049,678	(117,010)	(168,320)
Change in unrealized gain (loss) on investments	3,930,071	(1,737,110)	895,016	(366,185)	(712,607)	442,230	19,919	(51,168)
Reinvested capital gains	187,499	4,789,381	374,697	803,327	-	-	14,133	83,268

Net increase (decrease) in contract owners’ equity resulting from operations	10,962,717	(16,433,744)	825,159	(1,627,969)	(880,384)	2,621,182	(79,156)	(135,111)

Equity transactions:
Purchase payments received from contract owners (note 4)	548,928	796,411	(80)	56,015	1,752,014	274,511	6,924	7,318
Transfers between funds	22,599,001	(31,467,921)	745,221	(740,825)	(5,916,604)	7,043,153	(650,310)	(986,397)
Redemptions (notes 2, 3, and 4)	(3,449,409)	(1,907,623)	(153,159)	(161,912)	(869,792)	(491,289)	(57,887)	(70,849)
Adjustments to maintain reserves	(2,211)	(1,245)	(272)	(298)	(1,933)	(2,782)	(81)	(144)

Net equity transactions	19,696,309	(32,580,378)	591,710	(847,020)	(5,036,315)	6,823,593	(701,354)	(1,050,072)

Net change in contract owners’ equity	30,659,026	(49,014,122)	1,416,869	(2,474,989)	(5,916,699)	9,444,775	(780,510)	(1,185,183)
Contract owners’ equity at beginning of period	17,204,986	66,219,108	1,519,636	3,994,625	13,332,132	3,887,357	1,299,020	2,484,203

Contract owners’ equity at end of period	$47,864,012	17,204,986	2,936,505	1,519,636	7,415,433	13,332,132	518,510	1,299,020

CHANGE IN UNITS:
Beginning units	379,859	928,637	54,181	75,425	817,375	386,281	48,626	84,006
Units purchased	5,758,060	14,592,900	115,744	20,429	2,234,854	2,558,684	197,438	231,231
Units redeemed	(5,447,000)	(15,141,678)	(103,708)	(41,673)	(2,585,663)	(2,127,590)	(226,851)	(266,611)

Ending units	690,919	379,859	66,217	54,181	466,566	817,375	19,213	48,626

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROPM		PRORE		PRORRO		PROSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	13,533	10,576	4,097	-	-	-
Realized gain (loss) on investments	681,010	(795,507)	(290,488)	(828,804)	446,118	976,393	65,063	(2,149,499)
Change in unrealized gain (loss) on investments	(338,575)	351,842	148,592	(317,244)	(377,476)	302,112	950,264	207,052
Reinvested capital gains	-	-	273,464	125,932	-	-	-	711,442

Net increase (decrease) in contract owners’ equity resulting from operations	342,435	(443,665)	145,101	(1,009,540)	72,739	1,278,505	1,015,327	(1,231,005)

Equity transactions:
Purchase payments received from contract owners (note 4)	63,040	38,416	7,295	25,557	36,494	56,140	10,748	12,101
Transfers between funds	(2,309,275)	1,955,647	570,487	(3,374,124)	(3,404,342)	2,764,846	3,083,220	(540,951)
Redemptions (notes 2, 3, and 4)	(268,519)	(249,218)	(145,105)	(98,839)	(356,833)	(266,074)	(450,636)	(369,920)
Adjustments to maintain reserves	(331)	(175)	(7)	(20)	(63)	(165)	(4)	-

Net equity transactions	(2,515,085)	1,744,670	432,670	(3,447,426)	(3,724,744)	2,554,747	2,643,328	(898,770)

Net change in contract owners’ equity	(2,172,650)	1,301,005	577,771	(4,456,966)	(3,652,005)	3,833,252	3,658,655	(2,129,775)
Contract owners’ equity at beginning of period	4,304,679	3,003,674	938,382	5,395,348	5,068,960	1,235,708	4,783,240	6,913,015

Contract owners’ equity at end of period	$2,132,029	4,304,679	1,516,153	938,382	1,416,955	5,068,960	8,441,895	4,783,240

CHANGE IN UNITS:
Beginning units	743,076	463,126	43,991	185,686	1,454,164	556,979	207,307	234,156
Units purchased	8,038,215	3,703,980	251,925	349,348	2,593,407	9,260,117	656,040	538,138
Units redeemed	(8,425,351)	(3,424,030)	(231,176)	(491,043)	(3,645,196)	(8,362,932)	(544,937)	(564,987)

Ending units	355,940	743,076	64,740	43,991	402,375	1,454,164	318,410	207,307

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROSCG		PROSCN		PROSCV		PROSEM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	409	-	465	-
Realized gain (loss) on investments	(86,994)	(908,279)	2,021,331	(1,748,240)	(256,504)	(1,098,623)	(51,859)	37,471
Change in unrealized gain (loss) on investments	359,019	(336,645)	6,052,517	(657,765)	366,589	(120,358)	(41)	2,813
Reinvested capital gains	67,278	386,070	156,735	183,224	101,454	508,455	553	3,597

Net increase (decrease) in contract owners’ equity resulting from operations	339,303	(858,854)	8,230,583	(2,222,781)	211,948	(710,526)	(50,882)	43,881

Equity transactions:
Purchase payments received from contract owners (note 4)	29,481	10,584	114,734	248,810	2,714	67,058	74	9,660
Transfers between funds	758,971	(1,363,504)	15,689,488	(2,106,508)	(80,179)	(305,678)	75,007	(123,941)
Redemptions (notes 2, 3, and 4)	(214,777)	(127,009)	(719,672)	(334,498)	(472,314)	(224,533)	(22,711)	(36,579)
Adjustments to maintain reserves	(55)	(53)	(1,893)	(103)	(15)	(23)	(1)	(11)

Net equity transactions	573,620	(1,479,982)	15,082,657	(2,192,299)	(549,794)	(463,176)	52,369	(150,871)

Net change in contract owners’ equity	912,923	(2,338,836)	23,313,240	(4,415,080)	(337,846)	(1,173,702)	1,487	(106,990)
Contract owners’ equity at beginning of period	2,003,141	4,341,977	2,084,711	6,499,791	2,849,569	4,023,271	912	107,902

Contract owners’ equity at end of period	$2,916,064	2,003,141	25,397,951	2,084,711	2,511,723	2,849,569	2,399	912

CHANGE IN UNITS:
Beginning units	65,973	109,205	40,763	77,772	108,454	134,095	214	26,950
Units purchased	101,249	88,133	430,225	138,142	153,719	425,650	1,041,385	3,437,495
Units redeemed	(84,502)	(131,365)	(196,848)	(175,151)	(176,979)	(451,291)	(1,040,960)	(3,464,231)

Ending units	82,720	65,973	274,140	40,763	85,194	108,454	639	214

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROSIN		PROSMC		PROSN		PROSSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,101	-	189	-	-	-	1,887	-
Realized gain (loss) on investments	(321,641)	111,290	651	(38,996)	(1,044,294)	(1,603,391)	(52,515)	(3,343)
Change in unrealized gain (loss) on investments	174,175	(174,416)	(1,314)	(23)	(99,634)	407	(117,290)	15,983
Reinvested capital gains	-	-	-	-	2,174	-	37,809	-

Net increase (decrease) in contract owners’ equity resulting from operations	(145,365)	(63,126)	(474)	(39,019)	(1,141,754)	(1,602,984)	(130,109)	12,640

Equity transactions:
Purchase payments received from contract owners (note 4)	3,279	28,258	22,512	(1)	69,259	(57,513)	2,061	8,192
Transfers between funds	(1,801,986)	2,047,974	19,141	49,101	1,563,065	2,840,185	(281,059)	1,097,656
Redemptions (notes 2, 3, and 4)	(40,669)	(102,629)	(21,596)	(10,000)	(175,115)	(215,182)	(119,559)	(28,654)
Adjustments to maintain reserves	(5)	(11)	(1)	(1)	(103)	(28)	(5)	(6)

Net equity transactions	(1,839,381)	1,973,592	20,056	39,099	1,457,106	2,567,462	(398,562)	1,077,188

Net change in contract owners’ equity	(1,984,746)	1,910,466	19,582	80	315,352	964,478	(528,671)	1,089,828
Contract owners’ equity at beginning of period	2,079,125	168,659	958	878	1,059,138	94,660	1,139,107	49,279

Contract owners’ equity at end of period	$94,379	2,079,125	20,540	958	1,374,490	1,059,138	610,436	1,139,107

CHANGE IN UNITS:
Beginning units	579,907	52,704	615	617	1,205,587	146,651	775,818	39,541
Units purchased	683,357	2,052,236	215,570	878,875	153,245,381	796,066,787	9,648,258	9,000,308
Units redeemed	(1,234,800)	(1,525,033)	(201,636)	(878,877)	(152,181,025)	(795,007,851)	(9,959,988)	(8,264,031)

Ending units	28,464	579,907	14,549	615	2,269,943	1,205,587	464,088	775,818

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROTEC		PROTEL		PROUB		PROUMC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	15,619	21,801	-	-	-	-
Realized gain (loss) on investments	503,002	(3,045,784)	204,860	(189,089)	889,359	(1,155,795)	916	(604,003)
Change in unrealized gain (loss) on investments	951,793	(935,284)	152,857	(59,388)	1,068,531	(238,660)	81,879	(290,801)
Reinvested capital gains	981,562	1,233,884	-	-	-	332,454	-	227,691

Net increase (decrease) in contract owners’ equity resulting from operations	2,436,357	(2,747,184)	373,336	(226,676)	1,957,890	(1,062,001)	82,795	(667,113)

Equity transactions:
Purchase payments received from contract owners (note 4)	147,280	20,752	65,070	120	46,873	46,575	1	2,920
Transfers between funds	2,613,460	(1,489,191)	715,743	(683,759)	5,003,935	478,529	378,928	(2,307,935)
Redemptions (notes 2, 3, and 4)	(442,740)	(399,317)	(74,472)	(16,008)	(167,126)	(85,552)	(14,860)	(42,009)
Adjustments to maintain reserves	(719)	(314)	(23)	(20)	(75)	(68)	(3)	(17)

Net equity transactions	2,317,281	(1,868,070)	706,318	(699,667)	4,883,607	439,484	364,066	(2,347,041)

Net change in contract owners’ equity	4,753,638	(4,615,254)	1,079,654	(926,343)	6,841,497	(622,517)	446,861	(3,014,154)
Contract owners’ equity at beginning of period	4,225,445	8,840,699	451,794	1,378,137	1,723,499	2,346,016	375,599	3,389,753

Contract owners’ equity at end of period	$8,979,083	4,225,445	1,531,448	451,794	8,564,996	1,723,499	822,460	375,599

CHANGE IN UNITS:
Beginning units	89,574	124,255	28,724	68,404	25,913	21,642	7,736	51,438
Units purchased	226,685	244,246	239,520	125,318	418,128	280,339	25,572	32,391
Units redeemed	(185,685)	(278,927)	(195,080)	(164,998)	(358,769)	(276,068)	(19,441)	(76,093)

Ending units	130,574	89,574	73,164	28,724	85,272	25,913	13,867	7,736

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PROUN		PROUSC		PROUSN		PROUTL
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	68,584	76,184
Realized gain (loss) on investments	7,211,929	(27,080,766)	87,457	(920,351)	(2,841,409)	(100,468)	(1,116,089)	(247,473)
Change in unrealized gain (loss) on investments	2,559,941	(598,701)	34,829	111,294	(27,717)	19,945	412,262	(284,693)
Reinvested capital gains	-	10,552,363	-	101,733	-	-	-	83,073

Net increase (decrease) in contract owners’ equity resulting from operations	9,771,870	(17,127,104)	122,286	(707,324)	(2,869,126)	(80,523)	(635,243)	(372,909)

Equity transactions:
Purchase payments received from contract owners (note 4)	462,449	311,957	2,702	308	72,514	33,335	814,440	348,443
Transfers between funds	(8,383,903)	6,403,699	1,317,330	(1,646,276)	(303,818)	3,743,819	(2,538,326)	3,017,582
Redemptions (notes 2, 3, and 4)	(796,998)	(1,042,729)	(80,572)	(35,158)	(253,303)	(174,042)	(496,314)	(368,331)
Adjustments to maintain reserves	(1,136)	(989)	(5)	(3)	(439)	(45)	(638)	(169)

Net equity transactions	(8,719,588)	5,671,938	1,239,455	(1,681,129)	(485,046)	3,603,067	(2,220,838)	2,997,525

Net change in contract owners’ equity	1,052,282	(11,455,166)	1,361,741	(2,388,453)	(3,354,172)	3,522,544	(2,856,081)	2,624,616
Contract owners’ equity at beginning of period	17,082,321	28,537,487	376,526	2,764,979	3,869,239	346,695	7,702,809	5,078,193

Contract owners’ equity at end of period	$18,134,603	17,082,321	1,738,267	376,526	515,067	3,869,239	4,846,728	7,702,809

CHANGE IN UNITS:
Beginning units	139,104	96,483	12,228	50,006	69,468,669	9,320,143	266,866	171,018
Units purchased	1,453,462	3,714,351	439,046	342,203	3,907,601,245	11,564,736,804	482,362	729,216
Units redeemed	(1,532,290)	(3,671,730)	(405,596)	(379,981)	(3,955,429,365)	(11,504,588,278)	(552,604)	(633,368)

Ending units	60,276	139,104	45,678	12,228	21,640,549	69,468,669	196,624	266,866

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVAGIB		PVDIB		PVEIB		PVHYB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$350,070	97,695	206,545	268,755	426,265	310,121	387,975	256,064
Realized gain (loss) on investments	(168,496)	(478,538)	(123,739)	(327,011)	(302,711)	1,370,174	(101,682)	(986,230)
Change in unrealized gain (loss) on investments	(76,701)	164,300	64,868	(128,165)	2,713,205	(4,283,337)	868,882	(287,095)
Reinvested capital gains	-	-	-	84,870	1,194,889	1,796,685	-	9,713

Net increase (decrease) in contract owners’ equity resulting from operations	104,873	(216,543)	147,674	(101,551)	4,031,648	(806,357)	1,155,175	(1,007,548)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,002	34,508	5,906	374	1,284,569	653,207	8,437	49,275
Transfers between funds	92,368	(1,229,610)	(175,163)	(573,048)	11,243,974	1,911,150	8,866,072	(2,164,727)
Redemptions (notes 2, 3, and 4)	(162,898)	(63,573)	(212,759)	(171,242)	(2,111,028)	(1,417,015)	(500,329)	(498,214)
Adjustments to maintain reserves	(48)	(56)	(72)	(83)	(1,200)	(1,351)	1	(1)

Net equity transactions	(69,576)	(1,258,731)	(382,088)	(743,999)	10,416,315	1,145,991	8,374,181	(2,613,667)

Net change in contract owners’ equity	35,297	(1,475,274)	(234,414)	(845,550)	14,447,963	339,634	9,529,356	(3,621,215)
Contract owners’ equity at beginning of period	2,046,745	3,522,019	3,514,725	4,360,275	21,327,102	20,987,468	5,226,215	8,847,430

Contract owners’ equity at end of period	$2,082,042	2,046,745	3,280,311	3,514,725	35,775,065	21,327,102	14,755,571	5,226,215

CHANGE IN UNITS:
Beginning units	189,947	293,672	274,980	333,133	571,554	549,026	318,297	476,323
Units purchased	132,580	241,382	12,469	110,741	506,376	351,244	1,750,639	1,512,570
Units redeemed	(139,005)	(345,107)	(42,497)	(168,894)	(255,293)	(328,716)	(1,267,514)	(1,670,596)

Ending units	183,522	189,947	244,952	274,980	822,637	571,554	801,422	318,297

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVIB		PVIGIB		PVNOB		RWMVI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$359,396	419,648	55,488	50,784	15,313	7,231	81,229	362,648
Realized gain (loss) on investments	(423,945)	(1,175,684)	(58,235)	(122,200)	(288,684)	(121,015)	(318,096)	7,870
Change in unrealized gain (loss) on investments	314,458	(526,864)	748,594	(232,595)	785,413	(437,699)	513,973	(1,149,822)
Reinvested capital gains	-	-	-	88,566	93,865	201,219	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	249,909	(1,282,900)	745,847	(215,445)	605,907	(350,264)	277,106	(779,304)

Equity transactions:
Purchase payments received from contract owners (note 4)	(7,714)	103,193	483,982	122,483	30,653	31,127	74,573	240,944
Transfers between funds	(534,281)	118,769	2,237,534	1,875,294	1,791,512	263,188	(1,015,776)	(5,006,126)
Redemptions (notes 2, 3, and 4)	(511,387)	(608,308)	(140,329)	(223,730)	(398,569)	(13,100)	(674,353)	(658,643)
Adjustments to maintain reserves	(28)	(131)	(831)	(126)	(211)	(183)	(21)	(58)

Net equity transactions	(1,053,410)	(386,477)	2,580,356	1,773,921	1,423,385	281,032	(1,615,577)	(5,423,883)

Net change in contract owners’ equity	(803,501)	(1,669,377)	3,326,203	1,558,476	2,029,292	(69,232)	(1,338,471)	(6,203,187)
Contract owners’ equity at beginning of period	6,404,811	8,074,188	2,841,668	1,283,192	1,339,703	1,408,935	7,584,111	13,787,298

Contract owners’ equity at end of period	$5,601,310	6,404,811	6,167,871	2,841,668	3,368,995	1,339,703	6,245,640	7,584,111

CHANGE IN UNITS:
Beginning units	490,315	533,916	194,800	81,968	100,206	81,234	583,228	984,161
Units purchased	35,118	379,751	330,342	176,492	251,642	43,184	137,162	185,356
Units redeemed	(116,460)	(423,352)	(168,683)	(63,660)	(152,022)	(24,212)	(260,391)	(586,289)

Ending units	408,973	490,315	356,459	194,800	199,826	100,206	459,999	583,228

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RWMVN		ROCMC		ROCSC		RLVGRE
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$9,721	84,887	(357)	(367)	89,030	31,358	6,355	4,994
Realized gain (loss) on investments	14,558	23,740	(2,242,192)	(514,358)	562,690	(42,540)	(1,672)	(438)
Change in unrealized gain (loss) on investments	43,807	(291,146)	2,967,264	(2,581,579)	679,321	(961,312)	31,763	(137,690)
Reinvested capital gains	-	-	-	1,440,141	929,001	142,921	-	3,549

Net increase (decrease) in contract owners’ equity resulting from operations	68,086	(182,519)	724,715	(1,656,163)	2,260,042	(829,573)	36,446	(129,585)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,456	1,106	82,300	87,794	130,427	297,836	(1)	-
Transfers between funds	(127,485)	34,421	576,639	(2,265,767)	2,592,125	202,660	-	(6,380)
Redemptions (notes 2, 3, and 4)	(339,016)	(425,830)	(271,312)	(235,275)	(571,403)	(311,196)	(6,578)	(6,329)
Adjustments to maintain reserves	(44)	(45)	(429)	(421)	(512)	(421)	1	-

Net equity transactions	(464,089)	(390,348)	387,198	(2,413,669)	2,150,637	188,879	(6,578)	(12,709)

Net change in contract owners’ equity	(396,003)	(572,867)	1,111,913	(4,069,832)	4,410,679	(640,694)	29,868	(142,294)
Contract owners’ equity at beginning of period	2,026,847	2,599,714	4,187,746	8,257,578	8,009,713	8,650,407	350,241	492,535

Contract owners’ equity at end of period	$1,630,844	2,026,847	5,299,659	4,187,746	12,420,392	8,009,713	380,109	350,241

CHANGE IN UNITS:
Beginning units	164,190	194,558	151,983	230,078	276,807	268,766	22,917	23,601
Units purchased	20,191	21,378	175,109	35,052	157,263	60,395	-	-
Units redeemed	(57,092)	(51,746)	(169,592)	(113,147)	(96,483)	(52,354)	(419)	(684)

Ending units	127,289	164,190	157,500	151,983	337,587	276,807	22,498	22,917

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RLVIDM		RLVLBS		RLVLEG		RLVLMS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,650	-	4,072	5,956	592	1,342	2,884	5,269
Realized gain (loss) on investments	1,071	9	(11,412)	(3,840)	(2,482)	(53)	(19,782)	(102)
Change in unrealized gain (loss) on investments	15,970	(21,152)	47,919	(85,152)	18,804	(29,214)	40,216	(63,843)
Reinvested capital gains	763	2,446	606	12,072	1,085	5,446	-	7,443

Net increase (decrease) in contract owners’ equity resulting from operations	19,454	(18,697)	41,185	(70,964)	17,999	(22,479)	23,318	(51,233)

Equity transactions:
Purchase payments received from contract owners (note 4)	(3)	-	-	-	1	-	-	-
Transfers between funds	-	-	-	(264,680)	-	-	-	-
Redemptions (notes 2, 3, and 4)	(11,481)	(204)	(53,979)	(3,116)	(42,245)	(376)	(128,768)	(760)
Adjustments to maintain reserves	4	1	(1)	2	-	-	1	-

Net equity transactions	(11,480)	(203)	(53,980)	(267,794)	(42,244)	(376)	(128,767)	(760)

Net change in contract owners’ equity	7,974	(18,900)	(12,795)	(338,758)	(24,245)	(22,855)	(105,449)	(51,993)
Contract owners’ equity at beginning of period	124,470	143,370	314,272	653,030	104,456	127,311	275,561	327,554

Contract owners’ equity at end of period	$132,444	124,470	301,477	314,272	80,211	104,456	170,112	275,561

CHANGE IN UNITS:
Beginning units	8,492	8,506	19,627	34,114	5,842	5,861	19,266	19,317
Units purchased	520	-	56	1	-	-	-	-
Units redeemed	(1,240)	(14)	(3,242)	(14,488)	(2,089)	(19)	(8,582)	(51)

Ending units	7,772	8,492	16,441	19,627	3,753	5,842	10,684	19,266

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RLVSB		RLVUSC		RLVUSE		TRBCG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$6,506	5,639	212	59	1,856	1,331	-	-
Realized gain (loss) on investments	(16)	(12)	-	-	-	-	850,444	2,372,164
Change in unrealized gain (loss) on investments	2,410	(42,712)	3,577	(6,263)	47,828	(73,020)	28,527,954	(44,589,795)
Reinvested capital gains	-	146	212	621	5,139	16,736	-	3,233,521

Net increase (decrease) in contract owners’ equity resulting from operations	8,900	(36,939)	4,001	(5,583)	54,823	(54,953)	29,378,398	(38,984,110)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	2,031,868	3,601,060
Transfers between funds	-	-	-	-	-	-	11,815,518	(7,032,343)
Redemptions (notes 2, 3, and 4)	(89)	(107)	-	-	-	-	(4,805,771)	(5,342,016)
Adjustments to maintain reserves	(1)	-	-	1	(1)	-	(4,976)	(4,246)

Net equity transactions	(90)	(107)	-	1	(1)	-	9,036,639	(8,777,545)

Net change in contract owners’ equity	8,810	(37,046)	4,001	(5,582)	54,822	(54,953)	38,415,037	(47,761,655)
Contract owners’ equity at beginning of period	221,711	258,757	29,404	34,986	208,518	263,471	57,303,651	105,065,306

Contract owners’ equity at end of period	$230,521	221,711	33,405	29,404	263,340	208,518	95,718,688	57,303,651

CHANGE IN UNITS:
Beginning units	18,220	18,228	1,253	1,253	7,133	7,133	1,548,012	1,724,897
Units purchased	-	-	-	-	-	-	831,194	467,932
Units redeemed	(7)	(8)	-	-	-	-	(652,355)	(644,817)

Ending units	18,213	18,220	1,253	1,253	7,133	7,133	1,726,851	1,548,012

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TREI2		TRHS2		TRLT2		TRMCG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$392,944	345,868	-	-	490,755	291,561	-	-
Realized gain (loss) on investments	270,737	995,796	(1,576,803)	513,075	(402,808)	(531,293)	3,249	-
Change in unrealized gain (loss) on investments	247,230	(3,148,199)	1,170,699	(5,860,808)	659,155	(632,458)	17,282	-
Reinvested capital gains	884,700	1,081,883	1,008,978	557,019	-	27,548	43,614	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,795,611	(724,652)	602,874	(4,790,714)	747,102	(844,642)	64,145	-

Equity transactions:
Purchase payments received from contract owners (note 4)	527,864	280,676	661,167	711,577	164,355	653,723	24,986	-
Transfers between funds	1,800,014	(123,041)	(2,601,560)	(952,442)	206,153	669,496	615,265	-
Redemptions (notes 2, 3, and 4)	(2,678,488)	(1,581,310)	(1,651,398)	(2,002,622)	(1,455,132)	(1,895,253)	(889)	-
Adjustments to maintain reserves	(492)	(740)	(2,242)	(2,472)	(872)	(1,466)	-	-

Net equity transactions	(351,102)	(1,424,415)	(3,594,033)	(2,245,959)	(1,085,496)	(573,500)	639,362	-

Net change in contract owners’ equity	1,444,509	(2,149,067)	(2,991,159)	(7,036,673)	(338,394)	(1,418,142)	703,507	-
Contract owners’ equity at beginning of period	20,675,407	22,824,474	30,154,478	37,191,151	16,716,687	18,134,829	-	-

Contract owners’ equity at end of period	$22,119,916	20,675,407	27,163,319	30,154,478	16,378,293	16,716,687	703,507	-

CHANGE IN UNITS:
Beginning units	712,124	747,501	434,220	475,294	1,320,207	1,367,360	-	-
Units purchased	197,660	246,039	130,963	219,307	473,000	841,114	76,173	-
Units redeemed	(222,209)	(281,416)	(181,115)	(260,381)	(560,996)	(888,267)	(13,639)	-

Ending units	687,575	712,124	384,068	434,220	1,232,211	1,320,207	62,534	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TAVV		VVGGS		VWBF		VWEM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$137,709	48,754	-	-	106,460	75,955	727,675	56,601
Realized gain (loss) on investments	771,820	(342,896)	(540,534)	(1,605,732)	96,886	(312,360)	(9,216,558)	(2,784,621)
Change in unrealized gain (loss) on investments	(209,315)	395,706	983,310	425,547	30,838	132,660	10,065,891	(7,918,267)
Reinvested capital gains	384,869	-	-	-	-	-	-	3,952,878

Net increase (decrease) in contract owners’ equity resulting from operations	1,085,083	101,564	442,776	(1,180,185)	234,184	(103,745)	1,577,008	(6,693,409)

Equity transactions:
Purchase payments received from contract owners (note 4)	145,907	177,698	104,256	103,306	151,657	11,093	138,091	638,906
Transfers between funds	(1,577,063)	3,175,355	3,676,046	88,229	211,160	742,406	(2,344,972)	320,301
Redemptions (notes 2, 3, and 4)	(751,740)	(228,488)	(593,864)	(721,418)	(222,712)	(50,370)	(1,159,307)	(980,513)
Adjustments to maintain reserves	(1,006)	(230)	(509)	(217)	(56)	(44)	(1,517)	(1,433)

Net equity transactions	(2,183,902)	3,124,335	3,185,929	(530,100)	140,049	703,085	(3,367,705)	(22,739)

Net change in contract owners’ equity	(1,098,819)	3,225,899	3,628,705	(1,710,285)	374,233	599,340	(1,790,697)	(6,716,148)
Contract owners’ equity at beginning of period	5,942,601	2,716,702	5,504,861	7,215,146	1,910,453	1,311,113	20,194,163	26,910,311

Contract owners’ equity at end of period	$4,843,782	5,942,601	9,133,566	5,504,861	2,284,686	1,910,453	18,403,466	20,194,163

CHANGE IN UNITS:
Beginning units	275,375	141,208	503,216	573,020	127,912	81,993	844,357	834,048
Units purchased	597,047	706,844	1,236,441	761,035	246,108	163,230	428,961	389,594
Units redeemed	(673,907)	(572,677)	(983,267)	(830,839)	(236,590)	(117,311)	(572,643)	(379,285)

Ending units	198,515	275,375	756,390	503,216	137,430	127,912	700,675	844,357

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VWHA		VVB		VVCA		VVCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$222,405	126,964	3,480,582	3,023,390	513,699	646,125	449,659	340,614
Realized gain (loss) on investments	(445,482)	527,197	(916,381)	1,441,527	(912,813)	(394,553)	(61,472)	1,778,816
Change in unrealized gain (loss) on investments	(105,835)	(629,656)	16,419,645	(55,317,888)	3,582,224	(6,767,932)	12,296,244	(18,221,110)
Reinvested capital gains	-	-	7,842,973	17,896,724	822,830	1,322,512	3,108,434	5,498,762

Net increase (decrease) in contract owners’ equity resulting from operations	(328,912)	24,505	26,826,819	(32,956,247)	4,005,940	(5,193,848)	15,792,865	(10,602,918)

Equity transactions:
Purchase payments received from contract owners (note 4)	38,955	204,903	6,371,785	8,955,725	4,209,049	2,402,985	1,662,761	1,714,865
Transfers between funds	(3,694,201)	4,708,480	3,048,092	2,858,990	3,943,586	1,662,643	9,049,364	(1,558,955)
Redemptions (notes 2, 3, and 4)	(341,850)	(535,030)	(11,608,047)	(9,575,692)	(3,127,044)	(2,345,124)	(3,764,359)	(2,720,109)
Adjustments to maintain reserves	(507)	(709)	(14,208)	(14,171)	(5,576)	(6,162)	(4,320)	(3,498)

Net equity transactions	(3,997,603)	4,377,644	(2,202,378)	2,224,852	5,020,015	1,714,342	6,943,446	(2,567,697)

Net change in contract owners’ equity	(4,326,515)	4,402,149	24,624,441	(30,731,395)	9,025,955	(3,479,506)	22,736,311	(13,170,615)
Contract owners’ equity at beginning of period	11,590,528	7,188,379	193,493,958	224,225,353	30,353,947	33,833,453	55,697,741	68,868,356

Contract owners’ equity at end of period	$7,264,013	11,590,528	218,118,399	193,493,958	39,379,902	30,353,947	78,434,052	55,697,741

CHANGE IN UNITS:
Beginning units	463,454	310,487	10,062,587	9,898,751	2,846,954	2,691,279	2,068,593	2,142,725
Units purchased	109,389	517,252	1,516,336	3,204,815	1,059,869	912,078	965,111	578,655
Units redeemed	(277,195)	(364,285)	(1,626,117)	(3,040,979)	(613,022)	(756,403)	(697,566)	(652,787)

Ending units	295,648	463,454	9,952,806	10,062,587	3,293,801	2,846,954	2,336,138	2,068,593

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVDV		VVEI		VVEIX		VVG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$559,743	344,099	5,656,113	4,699,608	4,433,126	3,912,863	(107,381)	(359,636)
Realized gain (loss) on investments	1,412,267	2,063,857	(118,529)	1,631,378	21,056,941	13,795,160	(6,121,841)	(2,252,092)
Change in unrealized gain (loss) on investments	5,095,437	(12,475,081)	243,339	(30,947,870)	57,660,472	(117,713,789)	49,461,255	(85,960,176)
Reinvested capital gains	2,728,773	3,831,090	12,308,145	22,396,292	12,657,824	17,013,069	-	37,689,856

Net increase (decrease) in contract owners’ equity resulting from operations	9,796,220	(6,236,035)	18,089,068	(2,220,592)	95,808,363	(82,992,697)	43,232,033	(50,882,048)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,987,804	1,739,661	3,674,416	4,694,471	8,735,619	7,314,803	3,370,204	3,549,531
Transfers between funds	5,625,972	7,441,465	(788,463)	36,488,688	3,116,838	34,479,616	11,636,199	8,992,078
Redemptions (notes 2, 3, and 4)	(7,450,101)	(2,029,779)	(12,176,702)	(7,552,809)	(22,618,160)	(19,707,678)	(9,310,702)	(6,132,537)
Adjustments to maintain reserves	(3,143)	(3,579)	(10,914)	(9,830)	(17,408)	(14,672)	(8,485)	(7,660)

Net equity transactions	160,532	7,147,768	(9,301,663)	33,620,520	(10,783,111)	22,072,069	5,687,216	6,401,412

Net change in contract owners’ equity	9,956,752	911,733	8,787,405	31,399,928	85,025,252	(60,920,628)	48,919,249	(44,480,636)
Contract owners’ equity at beginning of period	49,186,528	48,274,795	237,897,141	206,497,213	376,046,449	436,967,077	105,606,485	150,087,121

Contract owners’ equity at end of period	$59,143,280	49,186,528	246,684,546	237,897,141	461,071,701	376,046,449	154,525,734	105,606,485

CHANGE IN UNITS:
Beginning units	2,398,266	2,052,139	9,577,597	8,055,735	15,374,880	14,527,512	4,367,836	4,114,601
Units purchased	1,035,491	1,018,113	2,086,292	3,622,653	4,758,966	4,553,374	1,669,398	1,685,659
Units redeemed	(974,844)	(671,986)	(2,447,010)	(2,100,791)	(5,081,980)	(3,706,006)	(1,462,588)	(1,432,424)

Ending units	2,458,913	2,398,266	9,216,879	9,577,597	15,051,866	15,374,880	4,574,646	4,367,836

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVGBI		VVHGB		VVHYB		VVI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$357,403	675,146	11,129,866	9,116,519	3,032,373	3,076,577	2,056,028	1,679,324
Realized gain (loss) on investments	(1,368,365)	(2,301,741)	(4,368,498)	(7,260,756)	(2,851,815)	(4,339,392)	(3,861,511)	(1,692,605)
Change in unrealized gain (loss) on investments	2,227,494	(2,862,468)	21,375,636	(84,633,844)	6,790,378	(7,257,676)	18,380,672	(97,127,578)
Reinvested capital gains	38,267	283,874	-	3,808,406	-	-	5,515,197	31,820,493

Net increase (decrease) in contract owners’ equity resulting from operations	1,254,799	(4,205,189)	28,137,004	(78,969,675)	6,970,936	(8,520,491)	22,090,386	(65,320,366)

Equity transactions:
Purchase payments received from contract owners (note 4)	951,266	532,390	13,101,267	8,732,888	1,865,119	11,356,511	2,231,238	3,048,902
Transfers between funds	734,756	(3,358,949)	92,958,432	17,708,814	(1,066,555)	(9,119,660)	8,543,007	9,116,087
Redemptions (notes 2, 3, and 4)	(1,296,910)	(1,478,806)	(32,315,814)	(33,657,503)	(4,832,827)	(3,540,990)	(9,609,430)	(7,321,716)
Adjustments to maintain reserves	(2,309)	(2,302)	(21,970)	(20,348)	(2,548)	(2,495)	(9,575)	(9,261)

Net equity transactions	386,803	(4,307,667)	73,721,915	(7,236,149)	(4,036,811)	(1,306,634)	1,155,240	4,834,012

Net change in contract owners’ equity	1,641,602	(8,512,856)	101,858,919	(86,205,824)	2,934,125	(9,827,125)	23,245,626	(60,486,354)
Contract owners’ equity at beginning of period	21,538,660	30,051,516	489,830,950	576,036,774	63,944,412	73,771,537	155,103,293	215,589,647

Contract owners’ equity at end of period	$23,180,262	21,538,660	591,689,869	489,830,950	66,878,537	63,944,412	178,348,919	155,103,293

CHANGE IN UNITS:
Beginning units	2,280,583	2,754,130	43,939,465	44,612,933	4,641,710	4,757,537	9,139,018	8,859,048
Units purchased	878,297	772,903	15,166,085	12,396,461	1,736,336	3,877,202	2,771,056	2,414,454
Units redeemed	(846,323)	(1,246,450)	(8,723,700)	(13,069,929)	(1,997,255)	(3,993,029)	(2,670,865)	(2,134,484)

Ending units	2,312,557	2,280,583	50,381,850	43,939,465	4,380,791	4,641,710	9,239,209	9,139,018

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVMA		VVMCI		VVREI		VVSCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$485,561	566,604	1,859,358	1,355,897	2,316,611	1,835,538	37,104	3,791
Realized gain (loss) on investments	(787,975)	49,231	(304,339)	(319,045)	(3,177,819)	1,218,452	(1,993,368)	(1,527,188)
Change in unrealized gain (loss) on investments	3,950,801	(6,898,263)	20,625,750	(55,320,972)	6,799,741	(44,422,414)	5,972,047	(14,439,060)
Reinvested capital gains	955,050	1,234,674	2,990,657	17,616,607	4,914,836	4,866,214	-	7,552,864

Net increase (decrease) in contract owners’ equity resulting from operations	4,603,437	(5,047,754)	25,171,426	(36,667,513)	10,853,369	(36,502,210)	4,015,783	(8,409,593)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,647,101	2,733,166	4,987,180	4,733,387	1,675,716	2,212,798	102,610	191,906
Transfers between funds	4,311,142	1,567,406	12,958,853	10,577,587	(5,875,850)	9,305,717	(1,865,188)	(1,856,041)
Redemptions (notes 2, 3, and 4)	(2,429,497)	(1,424,359)	(11,492,499)	(8,375,199)	(5,666,625)	(8,691,307)	(1,608,487)	(937,281)
Adjustments to maintain reserves	(6,544)	(5,691)	(11,042)	(11,349)	(4,243)	(4,543)	(804)	(885)

Net equity transactions	7,522,202	2,870,522	6,442,492	6,924,426	(9,871,002)	2,822,665	(3,371,869)	(2,602,301)

Net change in contract owners’ equity	12,125,639	(2,177,232)	31,613,918	(29,743,087)	982,367	(33,679,545)	643,914	(11,011,894)
Contract owners’ equity at beginning of period	26,506,854	28,684,086	158,133,027	187,876,114	104,809,198	138,488,743	22,458,485	33,470,379

Contract owners’ equity at end of period	$38,632,493	26,506,854	189,746,945	158,133,027	105,791,565	104,809,198	23,102,399	22,458,485

CHANGE IN UNITS:
Beginning units	2,359,841	2,138,904	7,345,241	6,970,823	5,532,405	5,329,642	1,117,482	1,230,860
Units purchased	1,100,637	864,695	2,205,777	2,082,444	1,101,012	1,790,990	45,242	70,127
Units redeemed	(473,135)	(643,758)	(1,871,950)	(1,708,026)	(1,560,835)	(1,588,227)	(205,435)	(183,505)

Ending units	2,987,343	2,359,841	7,679,068	7,345,241	5,072,582	5,532,405	957,289	1,117,482

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVSTC		VVTISI		VVTSM		VRVDIA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,784,428	4,107,664	2,929,882	2,754,215	3,508,274	3,962,169	1,514	-
Realized gain (loss) on investments	(3,517,562)	(2,129,779)	(103,278)	(151,129)	6,365,515	11,450,032	12,000	14,783
Change in unrealized gain (loss) on investments	16,147,339	(23,892,054)	12,464,024	(22,413,364)	63,131,221	(131,177,504)	230,226	(387,402)
Reinvested capital gains	-	2,411,155	1,401,993	3,227,231	23,110,537	27,197,076	-	39,334

Net increase (decrease) in contract owners’ equity resulting from operations	18,414,205	(19,503,014)	16,692,621	(16,583,047)	96,115,547	(88,568,227)	243,740	(333,285)

Equity transactions:
Purchase payments received from contract owners (note 4)	6,654,561	5,976,382	5,711,817	2,497,553	14,572,423	14,656,994	1,179	300
Transfers between funds	13,425,081	23,065,144	21,996,743	19,120,637	28,426,767	24,375,859	(34,294)	(9,328)
Redemptions (notes 2, 3, and 4)	(22,851,381)	(19,898,841)	(5,723,869)	(4,410,956)	(21,357,043)	(21,472,606)	(87,102)	(54,706)
Adjustments to maintain reserves	(14,850)	(14,463)	(7,433)	(6,802)	(30,454)	(27,020)	1	-

Net equity transactions	(2,786,589)	9,128,222	21,977,258	17,200,432	21,611,693	17,533,227	(120,216)	(63,734)

Net change in contract owners’ equity	15,627,616	(10,374,792)	38,669,879	617,385	117,727,240	(71,035,000)	123,524	(397,019)
Contract owners’ equity at beginning of period	316,327,401	326,702,193	100,213,895	99,596,510	366,737,571	437,772,571	1,412,553	1,809,572

Contract owners’ equity at end of period	$331,955,017	316,327,401	138,883,774	100,213,895	484,464,811	366,737,571	1,536,077	1,412,553

CHANGE IN UNITS:
Beginning units	27,771,902	26,977,350	9,293,032	7,728,983	15,571,542	14,805,459	104,783	109,247
Units purchased	8,180,721	10,437,387	3,889,081	3,298,381	3,947,798	4,242,940	11,845	13,408
Units redeemed	(8,358,426)	(9,642,835)	(1,996,617)	(1,734,332)	(3,037,014)	(3,476,857)	(20,065)	(17,872)

Ending units	27,594,197	27,771,902	11,185,496	9,293,032	16,482,326	15,571,542	96,563	104,783

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VRVDRA		VRVNMA
	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$109,825	69,461	448,354	333,477
Realized gain (loss) on investments	(643,940)	(173,286)	(331,119)	(198,735)
Change in unrealized gain (loss) on investments	1,021,816	(3,178,296)	668,754	(1,242,867)
Reinvested capital gains	53,817	190,712	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	541,518	(3,091,409)	785,989	(1,108,125)

Equity transactions:
Purchase payments received from contract owners (note 4)	295,870	224,602	96,209	101,478
Transfers between funds	(308,926)	(2,287,248)	601,996	(673,469)
Redemptions (notes 2, 3, and 4)	(520,600)	(534,633)	(1,132,365)	(670,988)
Adjustments to maintain reserves	(98)	(218)	(142)	(169)

Net equity transactions	(533,754)	(2,597,497)	(434,302)	(1,243,148)

Net change in contract owners’ equity	7,764	(5,688,906)	351,687	(2,351,273)
Contract owners’ equity at beginning of period	5,481,921	11,170,827	9,489,933	11,841,206

Contract owners’ equity at end of period	$5,489,685	5,481,921	9,841,620	9,489,933

CHANGE IN UNITS:
Beginning units	227,285	348,489	655,035	741,385
Units purchased	84,623	321,041	196,615	152,223
Units redeemed	(107,114)	(442,245)	(224,491)	(238,573)

Ending units	204,794	227,285	627,159	655,035

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The Separate Account offers an interest-only variable annuity product.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B (ABIGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B (ABSCGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)

ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Growth-Income Fund: Class P2 (AVGIP2)*

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)

American Funds Insurance Series(R) - Managed Risk Growth Fund: Class P2 (AVRGP2)

American Funds Insurance Series(R) - Managed Risk International Fund: Class P2 (AVRIP2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)

Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 (FVF202)

Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 (FVF502)*

Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 (FVF602)

Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 (FVF702)

Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Fidelity Variable Insurance Products Fund - VIP Target Volatility Portfolio: Service Class 2 (FVTV2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)*

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series B (Large Cap Value Series) (GVLCVB)

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares (IN1BD2)

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares (IN1BJ2)

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares (IN1BM2)

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares (IN1BS2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares (IS5D2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares (IS5J2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares (IS5M2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares (IS5S2)

Invesco - Invesco V.I. American Value Fund: Series II Shares (IVAVS2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Invesco - Invesco V.I. Conservative Balanced Fund: Series II Shares (OVCBS)*

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)*

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class (MNCPS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)*

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (NBARMS)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 1 (NOTB1)

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 1 (NOTC1)*

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 1 (NOTG1)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 2 (NOTG2)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)*

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1 (NOTMG1)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 2 (NOTMG2)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class (PMVAAI)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Global Diversified Allocation Portfolio: Administrative Class (PVGDAA)

PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PROFUNDS

ProFund VP Asia 30 (PROA30)

ProFund Access VP High Yield Fund (PROAHY)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Materials (PROBM)

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)

ProFund VP Consumer Staples (PROCG)

ProFund VP Consumer Discretionary (PROCS)

ProFund VP Europe 30 (PROE30)

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFund VP Falling US Dollar (PROFUD)

ProFund VP Government Money Market (PROGMM)

ProFund VP U.S. Government Plus (PROGVP)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Japan (PROJP)

ProFund VP Large-Cap Growth (PROLCG)

ProFund VP Large-Cap Value (PROLCV)

ProFund VP Mid-Cap (PROMC)

ProFund VP Mid-Cap Growth (PROMCG)

ProFund VP Mid-Cap Value (PROMCV)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Energy (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Small Cap (PROSC)

ProFund VP Small-Cap Growth (PROSCG)

ProFund VP Semiconductor (PROSCN)

ProFund VP Small-Cap Value (PROSCV)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

ProFund VP Short Mid-Cap (PROSMC)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Short Small-Cap (PROSSC)

ProFund VP Technology (PROTEC)

ProFund VP Communication Services (PROTEL)

ProFund VP UltraBull (PROUB)

ProFund VP UltraMid-Cap (PROUMC)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP UltraSmall-Cap (PROUSC)

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB (PVAGIB)

Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

REDWOOD

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N (RWMVN)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

RUSSELL INVESTMENTS

Russell Investment Funds - Global Real Estate Securities Fund (RLVGRE)

Russell Investment Funds - International Developed Markets Fund (RLVIDM)

Russell Investment Funds - Balanced Strategy Fund (RLVLBS)

Russell Investment Funds - Equity Growth Strategy Fund (RLVLEG)

Russell Investment Funds - Moderate Strategy Fund (RLVLMS)

Russell Investment Funds - Strategic Bond Fund (RLVSB)

Russell Investment Funds - U.S. Small Cap Equity Fund (RLVUSC)

Russell Investment Funds - U.S. Strategic Equity Fund (RLVUSE)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)

*	At December 31, 2023, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2023 and for each of the years in the two-year period ended December 31, 2023. For the subaccounts listed below with inception dates in 2023, the financial statements are as of December 31, 2023 and for the period from the inception date to December 31, 2023. For the subaccounts listed below with inception dates in 2022, the prior year financial statements reflect the period from inception date to December 31, 2022.

	Inception Date	Liquidation Date
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)	4/28/2022
MFS VIT International Growth - Service (MVIGSC)	5/1/2022
NVIT NS Partners International Focused Growth Class II (NVMIG6)	5/1/2022
NVIT Emerging Markets Class II (GEM2)	5/1/2022
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)	5/12/2023
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	5/2/2023
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares (IN1BD2)	5/5/2023
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares (IN1BJ2)	5/5/2023
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares (IN1BM2)	2/23/2023
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares (IN1BS2)	9/1/2023
Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares (IS5D2)	2/3/2023
Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares (IS5J2)	2/3/2023
Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares (IS5M2)	2/3/2023
Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares (IS5S2)	2/3/2023
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)	8/25/2023
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)	6/27/2023
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	5/8/2023
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	6/29/2023
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)	6/13/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	5/22/2023
BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund : Class III (BRVUG3)		5/2/2023
Janus Aspen Series - Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio: Service Shares (JIULVV)		4/28/2023
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)		4/27/2023
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)		4/27/2023
Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB (PVAR5B)		4/21/2023
Timothy Plan - Conservative Growth VS Fund (TPVCGP)		4/17/2023
Timothy Plan - Strategic Growth VS Fund (TPVSGP)		4/17/2023

There were no subaccount mergers for the one-year period ending December 31, 2023.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

For the one-year period ended December 31, 2023, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVGIA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A	5/1/2023
ALVSVB	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B	5/1/2023
SVDF	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2	Allspring Variable Trust - VT Discovery Fund: Class 2	5/1/2023
ARLPE3	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	5/1/2023
WRDIV	Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II	Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II	10/31/2023
LZRUSM	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares	9/1/2023
MGRFV	The Merger Fund VL - The Merger Fund VL: Class I	The Merger Fund VL - The Merger Fund VL	5/1/2023
NVNSR1	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	5/1/2023
AMCG	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	5/1/2023
AMRI	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares	5/1/2023
AMTB	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	5/1/2023
NBARMS	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares	5/1/2023
PMVEBA	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	5/1/2023
PMVGBA	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	5/1/2023
PROBM	ProFund VP Materials	ProFund VP Basic Materials	5/1/2023
PROCG	ProFund VP Consumer Staples	ProFund VP Consumer Goods	5/1/2023
PROCS	ProFund VP Consumer Services	ProFund VP Consumer Discretionary	5/1/2023
PROOG	ProFund VP Energy	ProFund VP Oil & Gas	5/1/2023
PROTEL	ProFund VP Communication Services	ProFund VP Telecommunications	5/1/2023

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Company assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 1.40%. Certain contracts do not assess variable account charges and instead deduct monthly subscription fees.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.30% of the daily value of the allocations to the subaccounts
Subscription Fee (assessed through a redemption of units)	$ 20 monthly
Contract Maintenance Charge - assessed through a redemption of units	$ 30 annually
ROP Enhanced Death Benefit Rider - assessed through a reduction in unit values	0.15%
Low Cost Fund Platform Fee - assessed through a reduction in unit values	0.05% - 0.35%, depending on the subaccount

The Company deducts a monthly subscription charge of $20 to issue and administer each Monument Advisor and Monument Advisor Select contract. These fees were $5,768,673 and $5,365,797 for the years ended December 31, 2023 and 2022, respectively. The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Monument Advisor and Monument Advisor Select offer the ROP Enhanced Death Benefit Rider for an annualized percentage of 0.15% of the daily contract value.

The Company deducts a total daily charge from certain low-cost investments of Monument Advisor and Monument Advisor Select, which is between 0.05% and 0.35% of the daily total net assets depending on the investment option. This fee is charged on the low-cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $12,553,879 and $12,588,391 for the years ended December 31, 2023 and 2022, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account. These fees were $2,612 and $2,718 for the years ended December 31, 2023 and 2022, respectively.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ABIGB	$654,946	$484,863
ABSCGB	31,326	56,357
ABTGB	686,720	1,559,453
ALVDAB	985	87,003
ALVGIA	5,254,217	4,015,823
ALVIVB	18,921	160,120
ALVSVB	2,281,788	5,157,910
APTGBS	20,231,237	17,425,962
AASCO	669	528
ALCAI2	8,258,596	7,693,083
ALCGI2	3,176,437	4,240,377
ALMGI2	5,116,477	4,957,782
SVDF	135,483	618,576
SVOF	211,048	113,741
AAEIP3	2,665,838	3,302,373
AAGEA2	1,354,231	1,401,125
ABEAA2	7,210,735	3,578,420
ACEAA2	1,200,142	3,761,359

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

AGEAA2	2,370,006	1,827,959
ARLPE3	24,600	57,846
AUGEA2	1,397,640	901,821
ACVB	5,647,250	4,885,755
ACVI	1,412,911	953,568
ACVIG	4,512,431	9,954,456
ACVIP2	10,942,341	16,441,719
ACVLVI	4,822,830	6,583,518
ACVMV1	964,570	2,418,893
ACVU1	21,165,409	11,544,373
ACVV	1,646,501	5,402,709
AMVAA4	11,211,251	9,968,606
AMVBC4	15,427,494	6,081,916
AMVBD4	36,144,309	10,048,224
AMVCB4	5,473,941	3,471,841
AMVGB4	455,068	918,504
AMVGG4	10,499,307	12,723,388
AMVGI4	11,611,357	13,316,362
AMVGR4	24,710,507	19,317,611
AMVGS4	3,200,326	7,962,388
AMVGW4	10,632,001	1,657,940
AMVHI4	41,020,487	25,694,397
AMVI4	1,690,987	5,797,176
AMVIG4	8,866,627	3,748,696
AMVM4	9,327,053	4,573,200
AMVNW4	16,805,973	12,212,524
AMVUA4	16,690,352	20,895,213
AVPAP2	2,185,549	1,752,841
AVRBP2	620,696	688,644
AVRGP2	7,299	114,023
AVRIP2	3,106	152
PIHYB2	8,010,417	5,629,854
PIVB2	8,156,943	5,753,404
PIVEI2	1,602,702	1,962,405
PIVF2	3,104,038	6,634,841
PIVMV2	4,689,073	3,824,151
PIVSI2	2,684,790	3,018,480
BRVED3	4,728,187	7,514,904
BRVHY3	78,931,505	56,510,078
BRVTR3	17,797,460	5,797,053
BVLCC3	3,338,216	4,594,507
BVLCV3	2,520,329	2,299,715
BVLFG3	19,229,428	10,472,659
MLVGA3	9,127,421	4,085,359
DSIF	15,106,959	12,254,679
DSRG	2,209,070	2,166,580
DVSCS	11,136,915	6,649,012
CVSBF	2,093,062	1,740,863
CLVGT2	17,136,702	15,482,263
CLVLV1	2,852,452	8,489,822
CLVSI2	4,538,060	4,441,118
CLVSV1	3,235,544	4,651,376
CSCRS	3,660,855	3,599,165
DWVSVS	2,477,055	1,911,212
DFVEA	20,918,763	10,117,578
DFVGB	15,448,757	18,975,994
DFVGMI	15,255,694	7,876,762
DFVIS	9,148,715	10,270,172
DFVIV	27,939,753	20,461,772
DFVSTF	39,094,497	29,688,642

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

DFVULV	29,022,411	32,398,753
DFVUTV	33,302,183	17,174,253
ETVFR	23,080,731	36,142,312
FHIB	6,349,357	4,401,753
FVK2S	1,643,036	2,523,404
FVU2	1,293,000	844,821
FB2	19,005,449	10,254,298
FC2	11,051,394	6,825,687
FDCA2	4,147	413
FDSCS2	9,325,673	3,952,148
FEI2	4,342,431	2,105,877
FG2	38,446,183	16,250,661
FGI2	9,194,834	9,375,581
FGO2	11,951,576	14,336,493
FHI2	17,931,476	13,718,450
FIGBP2	29,204,731	17,047,978
FMC2	4,526,079	3,590,197
FNRS2	8,987,979	10,840,214
FO2	7,014,426	4,587,246
FRESS2	3,200,123	3,452,397
FV2	10,930,854	8,189,293
FVF202	491	-
FVF502	3	1,067
FVF602	17,890	3,853
FVF702	36	1
FVFI2	661,809	1,275,207
FVFRHI	9,046,572	1,013,304
FVICA2	12,804,595	10,127,474
FVSIS2	12,369,840	4,354,039
FVSS2	3,273,288	1,040,326
FVTV2	535	9,427
FEOVF	6,831,075	10,606,035
FTVGI2	605,885	3,005,486
FTVGR2	3,503,657	2,908,277
FTVIS2	4,788,233	4,856,781
FTVMS2	1,256,589	1,087,417
FTVRD2	12,242,900	5,693,448
FTVSI2	3,164,361	1,927,280
FTVUG2	4,027,785	4,415,424
GVGMNS	-	166,049
GVMSA	2,296,319	1,678,525
GVFRB	41,339,104	36,311,285
GVLCVB	4,099	1,881
GVR2XS	16,329,639	14,194,167
GVRUGM	5,418	228,197
GVTRBE	25,467,859	13,071,570
RAF	19,733,242	24,056,210
RBF	2,570,573	5,053,244
RBKF	5,190,257	4,883,272
RBMF	7,895,324	8,428,494
RCPF	11,131,458	11,986,950
RELF	15,844,957	13,236,170
RENF	44,174,997	45,225,602
RESF	7,792,392	18,789,119
RFSF	8,337,618	4,835,122
RHCF	6,051,179	7,128,439
RHYS	40,720,917	36,200,989
RINF	15,647,845	14,058,122
RJNF	21,277,998	22,054,383
RLCE	44,803,677	45,840,542

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

RLCJ	7,424,690	7,124,932
RLF	19,311,114	18,219,298
RMED	1,283,821	1,862,025
RMEK	522,440	461,516
RNF	160,866,597	147,317,293
ROF	218,940,725	206,857,648
RPMF	85,520,962	75,048,315
RREF	3,406,911	2,999,290
RRF	6,632,625	6,542,031
RSRF	3,012,069	2,944,261
RTEC	14,817,268	11,907,046
RTEL	5,567,390	5,433,371
RTF	240,837,535	234,950,977
RTRF	14,216,713	12,131,902
RUF	87,565,208	90,459,307
RUGB	45,666,374	45,850,826
RUTL	10,238,385	13,184,014
RVARS	2,069,195	3,029,066
RVCMD	12,923,095	15,508,802
RVF	612,083,751	589,828,466
RVIDD	4,999,415	5,315,507
RVIMC	614,462	667,423
RVISC	6,374,395	7,307,238
RVLCG	23,740,619	22,089,590
RVLCV	8,179,803	15,118,288
RVLDD	44,339,367	39,461,663
RVMCG	10,085,154	13,418,416
RVMCV	22,947,982	22,276,304
RVMFU	7,092,432	8,304,225
RVSCG	4,559,652	4,317,808
RVSCV	14,947,263	12,790,236
RVSDL	15,517,085	16,881,097
RVWDL	4,791,620	4,647,098
SBLD	1,811	5,091
SBLJ	2,068,670	616,128
SBLP	16,480,073	15,369,320
SBLQ	419,219	405,307
SBLX	24	1
SBLY	1,516,591	975,153
ACC1	8,982,430	10,886,590
ACGI	1,728,853	2,313,095
AVGI	681,122	555,471
AVHY1	14,530,817	27,610,178
AVIE	1,969,778	1,744,347
IN1BD2	519,410	23,407
IN1BJ2	774,381	45,694
IN1BM2	1,580,853	162,329
IN1BS2	447,514	160,623
IS5D2	1,046,273	85,010
IS5J2	1,048,373	100,893
IS5M2	5,515,542	670,673
IS5S2	3,748,695	612,891
IVAVS2	34,843	65,831
IVBRA2	4,631,444	2,840,670
IVCPB2	44,608	555,424
IVCPBI	8,379,204	8,639,694
IVDDI	3,728,259	7,881,332
IVGMMI	1,131,279,380	1,283,529,611
IVGS1	8,702,078	5,860,279
IVHS	2,440,239	4,915,825

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

IVKEI1	3,038,605	2,460,753
IVMCC2	1,793,635	700,722
IVRE	1,688,950	2,711,447
IVT	16,739,536	12,201,144
OVGIS	784,671	818,758
OVGSS	3,253,092	3,306,811
OVIGS	3,208,769	6,403,337
OVSBS	3,421,843	3,021,385
WRASP	2,856,578	1,277,922
WRBDP	10,122,549	6,443,835
WRBP	150,596	117,139
WRDIV	2,261	24
WRENG	4,116,158	5,854,539
WRGNR	2,171,817	3,420,397
WRHIP	10,413,109	9,646,381
WRLTBP	1,969,868	1,475,903
WRMCG	6,478,457	6,006,846
WRSTP	2,643,872	3,152,659
WRVP	1,714,652	853,006
JABIN	3,332,117	7,449,642
JAEI	22,217,432	9,741,568
JAFBS	5,426,013	2,150,246
JAFRIN	2,858,599	2,758,636
JAGRIN	2,746,692	1,263,574
JAGSEI	17,745	4
JAGTS	-	5,042
JAIG	11,384,036	6,683,745
JARIN	1,937,724	2,121,772
JMCVIN	2,976,607	8,256,096
JHEVTN	4,444,258	4,909,862
LZREMS	3,402,444	6,013,634
LZRGDM	201,738	355,191
LZRIES	6,968,578	5,888,329
LZRUSM	199,889	832,798
LPVCAI	1,135,626	821,388
LPVCII	6,732,415	4,448,710
LVCLGI	4,907,539	6,852,978
SBVHY	2,129,925	2,281,573
SBVSG2	7,707,650	9,245,823
LOVBD	10,979,017	11,301,692
LOVCDG	2,494,186	2,145,693
LOVGI	403,911	390,341
MNCPS	5,392,542	7,837,051
MEGSS	4,971,443	3,114,039
MNDSC	2,107,129	441,596
MVFSC	3,227,243	4,310,570
MVIGSC	1,513,771	562,177
MGRFV	2,031,943	8,391,644
DTRTFY	8,965,050	12,576,328
GEM2	2,790,163	1,445,035
GIG	750,779	29,306
GVEXD	159,625,377	95,022,105
GVIXY	30,713,084	28,489,575
MCIFD	23,473,810	11,723,998
MSBF	845,346	27,422
NJMMAY	711,266	649,147
NVAMVX	371,884	96
NVBXD	27,546,296	8,028,208
NVDCAP	55,124	43,022
NVFIY	1,310,086	266,615

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

NVGEY	4,009,270	2,327,156
NVIDMP	108,897	1,939,223
NVLCPY	1,098,330	433,273
NVMIG6	17,431	8,618
NVMIVX	2,090,334	2,818,655
NVMLG1	665,725	2,039
NVMMG2	37,915	78,313
NVMMV1	1,859,122	2,081,904
NVNSR1	1,924,682	1,364,107
NVSIXD	22,482,414	24,411,991
SAMY	394,979,651	434,962,613
TRF	2,967,882	1,459,018
AMCG	767,020	926,380
AMRI	1,119,376	2,211,190
AMSRS	37,457	115,486
AMTB	4,648,814	3,530,220
NBARMS	1,676,626	1,596,718
NOTAG1	177	80,933
NOTAG2	203,661	165,993
NOTB1	1,460	240
NOTB2	1,251,175	601,881
NOTBBA	700,525	1,118,080
NOTBE2	1,081,603	208,169
NOTC2	879,876	806,053
NOTG1	74,209	10,655,738
NOTG2	12,667	22,847
NOTGR1	27,880	361
NOTGR2	121,873	535,701
NOTMD2	629,583	118,080
NOTMG1	2,901	41,219
NOTMG2	4,457	306,551
NOTMR1	6,138	1,671
NOVPDI	30,538	191,317
NOVPM	121,460	523,764
PMUBAM	2,788,359	2,593,875
PMVAAA	6,621,314	4,978,561
PMVAAI	18,645	240
PMVEBA	25,608,420	27,943,822
PMVFBA	6,129,439	6,022,446
PMVFHA	18,844,534	9,759,654
PMVGBA	3,732,711	4,001,322
PMVHYA	55,884,267	51,053,130
PMVID	41,204,124	19,942,585
PMVLDA	8,738,230	10,353,364
PMVLGA	20,784,680	13,482,684
PMVRRA	3,882,131	7,478,445
PMVRSA	8,695,026	7,525,585
PMVTRA	28,954,138	24,467,892
PVGCBA	1,932,409	2,042,726
PVGDAA	39	5
PVGMAA	945,499	1,600,731
PVSTA	37,033,080	46,152,221
PROA30	6,660,532	7,208,522
PROAHY	17,333,044	17,913,407
PROBIO	5,343,275	6,266,465
PROBL	174,389,459	167,009,028
PROBM	9,828,731	8,498,500
PROBNK	6,705,947	6,424,473
PROBR	19,548,571	20,231,536
PROCG	15,846,089	16,162,600

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

PROCS	7,846,810	5,906,674
PROE30	8,097,476	7,168,944
PROEM	27,556,021	26,591,233
PROFIN	8,191,448	6,318,691
PROFUD	2,946,267	2,289,571
PROGMM	140,091	852,874
PROGVP	5,248,987	3,958,041
PROHC	7,972,940	7,963,655
PROIND	8,236,313	7,413,394
PROINT	16,244,471	17,500,937
PROJP	12,336,522	10,854,735
PROLCG	32,239,741	27,773,131
PROLCV	18,157,405	14,907,861
PROMC	3,643,560	3,589,659
PROMCG	6,527,046	4,762,577
PROMCV	5,019,196	5,148,138
PRON	297,869,267	277,985,460
PRONET	4,722,776	3,756,368
PROOG	33,386,799	38,232,285
PROPHR	5,397,912	6,081,331
PROPM	42,472,623	44,987,709
PRORE	5,476,322	4,756,655
PRORRO	7,986,789	11,707,436
PROSC	13,954,328	11,311,001
PROSCG	3,080,271	2,439,373
PROSCN	25,517,692	10,278,300
PROSCV	3,955,396	4,403,327
PROSEM	3,892,486	3,839,099
PROSIN	1,919,512	3,756,793
PROSMC	323,075	302,829
PROSN	98,908,831	97,449,550
PROSSC	13,780,849	14,139,715
PROTEC	11,936,641	8,637,798
PROTEL	3,948,842	3,226,903
PROUB	27,379,933	22,496,324
PROUMC	1,210,675	846,609
PROUN	242,789,390	251,508,978
PROUSC	12,263,409	11,023,953
PROUSN	136,561,584	137,046,616
PROUTL	10,566,399	12,718,652
PVAGIB	1,624,124	1,343,629
PVDIB	241,832	417,376
PVEIB	18,071,013	6,033,543
PVHYB	29,022,640	20,260,486
PVIB	631,702	1,325,716
PVIGIB	3,989,736	1,353,891
PVNOB	3,292,663	1,760,100
RWMVI	1,573,629	3,107,977
RWMVN	79,616	533,984
ROCMC	5,060,719	4,673,877
ROCSC	5,634,423	2,465,754
RLVGRE	6,355	6,578
RLVIDM	2,413	11,480
RLVLBS	5,690	54,991
RLVLEG	1,677	42,244
RLVLMS	2,884	128,767
RLVSB	6,506	89
RLVUSC	424	-
RLVUSE	6,994	-
TRBCG2	28,342,947	19,306,309

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

TREI2	6,055,491	5,128,948
TRHS2	6,576,331	9,161,386
TRLT2	4,153,481	4,748,222
TRMCG2	827,574	144,599
TAVV	11,300,055	12,961,376
VVGGS	12,080,869	8,894,938
VWBF	3,039,011	2,792,500
VWEM	9,273,635	11,913,664
VWHA	2,352,462	6,127,660
VVB	30,673,276	21,552,093
VVCA	11,769,906	5,413,364
VVCG	26,499,466	15,997,924
VVDV	20,696,789	17,247,745
VVEI	45,560,988	36,898,394
VVEIX	92,925,435	86,617,589
VVG	31,078,279	25,498,443
VVGBI	7,278,783	6,496,310
VVHGB	119,745,583	34,893,805
VVHYB	18,262,146	19,266,584
VVI	39,497,858	30,771,397
VVMA	12,847,938	3,885,123
VVMCI	34,003,345	22,710,836
VVREI	18,422,584	21,062,140
VVSCG	402,488	3,737,252
VVSTC	56,448,331	53,450,497
VVTISI	37,117,512	10,808,377
VVTSM	90,768,709	42,538,208
VRVDIA	100,741	219,443
VRVDRA	1,400,750	1,770,862
VRVNMA	2,443,789	2,429,735

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B (ABIGB)
2023	0.00%			85,218	$13.09			$1,115,379	0.00%	12.35%
2022	0.00%			74,496	11.65			867,828	0.00%	-27.81%
2021	0.00%			61,283	16.14			988,864	0.00%	8.01%
2020	0.00%			53,011	14.94			791,977	1.06%	29.60%
2019	0.00%			52	11.53			597	0.29%	27.23%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B (ABSCGB)
2023	0.00%			18,962	45.73			867,047	0.00%	17.73%
2022	0.00%			19,480	38.84			756,631	0.00%	-39.26%
2021	0.00%			18,941	63.95			1,211,288	0.00%	9.20%
2020	0.00%			20,087	58.56			1,176,334	0.00%	53.64%
2019	0.00%			21	38.12			794	0.00%	36.01%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)
2023	0.00%	to	0.15%	121,854	19.43	to	27.18	3,207,575	0.03%	15.53%	to	15.70%
2022	0.00%	to	0.15%	169,728	16.82	to	23.49	3,783,987	0.00%	-27.28%	to	-27.17%
2021	0.00%	to	0.15%	218,533	23.13	to	32.26	6,744,073	0.00%	22.39%	to	22.57%
2020	0.00%	to	0.15%	167,424	18.90	to	26.32	4,356,900	0.55%	38.87%	to	39.08%
2019	0.00%	to	0.15%	67	13.61	to	18.92	1,235	0.20%	29.59%	to	29.78%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2023	0.00%			10,819	16.08			173,968	0.51%	13.48%
2022	0.00%	to	0.15%	17,386	10.67	to	14.17	235,069	2.44%	-18.80%	to	-18.68%
2021	0.00%	to	0.15%	20,718	13.14	to	17.42	347,062	1.56%	9.11%	to	9.28%
2020	0.00%	to	0.15%	22,056	12.04	to	15.95	338,864	1.51%	4.70%	to	4.86%
2019	0.00%	to	0.15%	22	11.50	to	15.21	325	1.86%	15.07%	to	15.24%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2023	0.00%	to	0.15%	567,402	18.77	to	39.11	20,532,625	1.51%	11.86%	to	12.03%
2022	0.00%	to	0.15%	596,921	16.78	to	34.91	18,893,330	1.40%	-4.33%	to	-4.19%
2021	0.00%	to	0.15%	548,740	17.54	to	36.44	18,456,812	0.82%	27.96%	to	28.16%
2020	0.00%	to	0.15%	561,259	13.71	to	28.43	14,695,554	1.60%	2.57%	to	2.72%
2019	0.00%	to	0.15%	639	13.37	to	27.68	16,361	1.26%	22.31%	to	23.91%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2023	0.00%			132,196	9.19			1,215,341	0.68%	14.83%
2022	0.00%			148,912	8.01			1,192,210	3.39%	-13.79%
2021	0.00%			257,225	9.29			2,388,916	1.71%	10.85%
2020	0.00%			254,354	8.38			2,130,961	1.88%	2.21%
2019	0.00%			208	8.20			1,703	0.68%	16.79%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)
2023	0.00%	to	0.15%	309,808	15.34	to	37.29	11,131,455	0.76%	16.69%	to	16.86%
2022	0.00%	to	0.15%	426,959	13.15	to	31.91	13,230,166	0.84%	-15.94%	to	-15.82%
2021	0.00%	to	0.15%	501,743	15.64	to	37.91	18,274,685	0.60%	35.40%	to	35.60%
2020	0.00%	to	0.15%	419,128	11.55	to	27.95	11,470,624	0.79%	2.90%	to	3.05%
2019	0.00%	to	0.15%	478	11.23	to	27.13	12,774	0.32%	19.72%	to	19.90%
Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)
2023	0.00%	to	0.15%	1,760,081	12.49	to	13.46	22,059,377	0.18%	10.34%	to	10.51%
2022	0.00%	to	0.15%	1,537,252	11.30	to	12.20	17,461,209	0.00%	-5.20%	to	-5.06%
2021	0.00%	to	0.15%	1,689,856	11.91	to	12.87	20,213,663	14.32%	-6.01%	to	-5.87%
2020	0.00%	to	0.15%	1,764,747	12.65	to	13.70	22,372,473	7.44%	19.51%	to	19.69%
2019	0.00%	to	0.15%	1,209	10.57	to	11.46	12,776	0.23%	17.77%	to	17.94%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2023	0.00%	to	1.30%	309	43.31	to	50.33	14,469	0.00%	14.99%	to	16.49%
2022	0.00%	to	1.30%	304	37.66	to	43.20	12,249	0.00%	-38.81%	to	-38.01%
2021	0.00%	to	1.30%	292	61.55	to	69.70	18,886	0.00%	-7.27%	to	-6.06%
2020	0.00%	to	1.30%	295	66.38	to	74.19	20,395	0.15%	64.99%	to	67.15%
2019	0.00%	to	1.30%	6	40.23	to	44.39	249	0.00%	27.67%	to	29.34%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2023	0.00%	to	1.30%	224,461	23.15	to	130.24	20,324,168	0.00%	41.29%	to	43.13%
2022	0.00%	to	1.30%	221,536	16.20	to	92.18	14,079,962	0.00%	-37.34%	to	-36.52%
2021	0.00%	to	1.30%	298,618	25.56	to	147.12	29,126,142	0.00%	17.59%	to	19.13%
2020	0.00%	to	1.30%	322,962	21.49	to	125.12	26,547,799	0.00%	39.92%	to	41.75%
2019	0.00%	to	1.30%	369	15.18	to	89.42	21,665	0.00%	31.86%	to	33.58%
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
2023	0.00%	to	1.30%	165,872	22.03	to	65.35	8,761,699	0.00%	30.96%	to	32.67%
2022	0.00%	to	1.30%	181,314	16.63	to	49.90	7,302,295	0.00%	-39.45%	to	-38.65%
2021	0.00%	to	1.30%	258,492	27.14	to	82.41	16,872,898	0.00%	10.40%	to	11.84%
2020	0.00%	to	1.30%	347,887	24.31	to	74.65	20,254,614	0.23%	64.87%	to	67.03%
2019	0.00%	to	1.30%	142	14.57	to	45.27	4,614	0.00%	25.79%	to	27.43%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2023	0.00%	to	1.30%	127,296	18.61	to	69.46	5,089,856	0.00%	21.59%	to	23.17%
2022	0.00%	to	1.30%	124,086	15.13	to	57.12	4,052,280	0.00%	-36.90%	to	-36.07%
2021	0.00%	to	1.30%	168,742	23.71	to	90.53	8,856,520	0.00%	2.86%	to	4.20%
2020	0.00%	to	1.30%	219,504	22.79	to	88.01	11,353,211	0.00%	62.50%	to	64.63%
2019	0.00%	to	1.30%	100	13.86	to	54.16	2,990	0.00%	28.57%	to	30.26%
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2023	0.00%	to	1.30%	64,843	16.77	to	63.88	3,753,300	0.00%	18.59%	to	20.14%
2022	0.00%	to	1.30%	73,810	13.98	to	53.17	3,566,351	0.00%	-38.65%	to	-37.85%
2021	0.00%	to	1.30%	136,756	22.52	to	85.55	10,937,741	0.00%	-6.27%	to	-5.04%
2020	0.00%	to	1.30%	148,060	23.75	to	90.09	12,642,441	0.00%	60.55%	to	62.65%
2019	0.00%	to	1.30%	188	14.62	to	55.39	10,058	0.00%	37.22%	to	39.02%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2023	0.00%	to	0.15%	12,739	20.50	to	57.14	671,321	0.00%	26.31%	to	26.50%
2022	0.00%	to	0.15%	11,749	16.23	to	45.17	485,682	0.00%	-20.93%	to	-20.81%
2021	0.00%	to	0.15%	19,743	20.52	to	57.04	1,069,003	0.04%	24.59%	to	24.78%
2020	0.00%	to	0.15%	22,818	16.47	to	45.72	987,402	0.43%	20.82%	to	21.00%
2019	0.00%	to	1.30%	28	37.78	to	42.46	1,041	0.28%	29.77%	to	31.46%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2023	0.00%	to	0.15%	777,598	13.09	to	13.99	10,843,744	3.15%	13.74%	to	13.91%
2022	0.00%	to	0.15%	866,620	11.51	to	12.28	10,599,740	4.08%	17.15%	to	17.32%
2021	0.00%	to	0.15%	831,310	9.82	to	10.47	8,681,482	2.07%	37.57%	to	37.77%
2020	0.00%	to	0.15%	917,889	7.14	to	7.60	6,957,941	2.49%	-25.24%	to	-25.12%
2019	0.00%	to	0.15%	1,315	9.55	to	10.15	13,316	1.57%	20.23%	to	20.41%
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)
2023	0.00%	to	0.15%	397,247	16.15	to	24.59	9,742,973	1.62%	16.70%	to	16.88%
2022	0.00%	to	0.15%	421,015	13.84	to	21.04	8,694,814	2.01%	-13.30%	to	-13.17%
2021	0.00%	to	0.15%	223,032	15.96	to	24.23	5,204,147	1.02%	18.16%	to	18.33%
2020	0.00%	to	0.15%	344,312	13.51	to	20.48	6,885,368	2.02%	9.79%	to	9.96%
2019	0.00%	to	0.15%	303	12.30	to	18.62	5,460	1.94%	21.98%	to	22.17%
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)
2023	0.00%	to	0.15%	934,046	13.80	to	20.56	19,051,361	2.07%	12.65%	to	12.82%
2022	0.00%	to	0.15%	796,936	12.25	to	18.23	14,127,585	1.67%	-13.01%	to	-12.88%
2021	0.00%	to	0.15%	805,894	14.08	to	20.92	16,680,378	1.36%	10.62%	to	10.79%
2020	0.00%	to	0.15%	817,105	12.73	to	18.88	15,415,541	2.19%	8.96%	to	9.12%
2019	0.00%	to	0.15%	734	11.68	to	17.31	12,697	2.08%	16.09%	to	16.26%
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)
2023	0.00%			290,670	14.95			4,344,840	2.07%	7.84%
2022	0.00%			479,979	13.86			6,652,810	1.75%	-11.82%
2021	0.00%			363,723	15.72			5,717,149	1.39%	2.28%
2020	0.00%			371,843	15.37			5,714,645	1.69%	6.49%
2019	0.00%	to	0.15%	283	11.00	to	14.43	4,077	1.90%	9.36%	to	9.53%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)
2023	0.00%	to	0.15%	466,909	15.15	to	23.08	10,694,769	1.86%	15.10%	to	15.27%
2022	0.00%	to	0.15%	466,948	13.16	to	20.02	9,098,898	1.67%	-13.38%	to	-13.25%
2021	0.00%	to	0.15%	403,239	15.19	to	23.08	9,197,392	1.27%	14.71%	to	14.88%
2020	0.00%	to	0.15%	371,991	13.25	to	20.09	7,397,987	1.67%	9.84%	to	10.01%
2019	0.00%	to	0.15%	519	12.06	to	18.26	9,406	1.78%	19.59%	to	19.77%
ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)
2023	0.00%	to	0.15%	32,280	16.79	to	18.93	606,475	0.00%	28.61%	to	28.80%
2022	0.00%	to	0.15%	34,294	13.05	to	14.69	500,503	12.03%	-29.01%	to	-28.91%
2021	0.00%	to	0.15%	42,113	18.39	to	20.67	865,676	3.54%	23.75%	to	23.93%
2020	0.00%	to	0.15%	77,476	14.86	to	16.68	1,267,815	12.12%	9.09%	to	9.25%
2019	0.00%	to	0.15%	91	13.62	to	15.26	1,378	0.00%	39.63%	to	39.84%
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)
2023	0.00%	to	0.15%	261,279	12.61	to	17.66	4,479,641	2.19%	10.43%	to	10.59%
2022	0.00%	to	0.15%	239,138	11.42	to	15.97	3,726,876	1.35%	-12.67%	to	-12.54%
2021	0.00%			295,524	18.26			5,396,981	1.47%	6.47%
2020	0.00%	to	0.15%	260,638	12.30	to	17.15	4,448,252	2.23%	8.27%	to	8.43%
2019	0.00%	to	0.15%	283	11.36	to	15.82	4,475	2.05%	12.73%	to	12.90%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2023	0.00%	to	0.15%	432,734	15.49	to	32.83	13,931,138	2.00%	16.23%	to	16.41%
2022	0.00%	to	0.15%	409,925	13.33	to	28.20	11,557,823	1.16%	-17.39%	to	-17.27%
2021	0.00%	to	0.15%	489,110	16.14	to	34.09	16,431,824	0.73%	15.60%	to	15.77%
2020	0.00%	to	0.15%	461,366	13.96	to	29.45	13,367,544	1.18%	12.36%	to	12.53%
2019	0.00%	to	0.15%	437	12.42	to	26.17	11,444	1.56%	19.67%	to	19.85%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2023	0.00%	to	1.30%	132,563	14.57	to	27.97	3,686,176	1.33%	11.12%	to	12.57%
2022	0.00%	to	1.30%	117,626	12.96	to	24.85	2,902,558	1.37%	-25.73%	to	-24.75%
2021	0.00%	to	1.30%	152,330	17.25	to	33.02	4,996,670	0.15%	7.35%	to	8.75%
2020	0.00%	to	1.30%	178,240	15.89	to	30.37	5,387,322	0.37%	24.25%	to	25.88%
2019	0.00%	to	1.30%	199	19.07	to	24.12	4,793	0.97%	26.76%	to	28.42%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2023	0.00%	to	1.30%	423,641	16.91	to	39.25	15,683,667	1.52%	7.25%	to	8.65%
2022	0.00%	to	1.30%	592,142	15.59	to	36.12	20,041,317	1.77%	-13.86%	to	-12.74%
2021	0.00%	to	1.30%	646,169	17.89	to	41.39	25,104,390	1.07%	22.05%	to	23.65%
2020	0.00%	to	1.30%	535,565	14.49	to	33.48	17,058,496	2.08%	10.36%	to	11.81%
2019	0.00%	to	1.30%	352	12.98	to	29.94	10,337	2.08%	22.35%	to	23.95%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2023	0.00%	to	0.15%	1,184,140	11.21	to	16.94	19,800,084	3.14%	3.24%	to	3.40%
2022	0.00%	to	0.15%	1,560,692	10.86	to	16.39	25,283,978	5.38%	-13.21%	to	-13.08%
2021	0.00%	to	0.15%	1,928,969	12.51	to	18.85	35,952,682	3.33%	6.11%	to	6.27%
2020	0.00%	to	0.15%	875,122	11.79	to	17.74	15,400,140	1.38%	9.39%	to	9.55%
2019	0.00%	to	0.15%	821	10.78	to	16.19	13,230	2.34%	7.50%	to	8.90%
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)
2023	0.00%	to	0.15%	290,052	16.10	to	25.73	7,095,926	2.52%	3.73%	to	3.88%
2022	0.00%	to	0.15%	378,169	15.53	to	24.77	9,047,324	2.20%	-0.41%	to	-0.26%
2021	0.00%	to	0.15%	126,393	15.59	to	24.83	3,085,521	1.43%	21.53%	to	21.71%
2020	0.00%	to	0.15%	150,528	12.83	to	20.40	3,022,978	1.80%	2.46%	to	2.62%
2019	0.00%	to	0.15%	139	12.52	to	19.88	2,720	2.07%	27.29%	to	27.48%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2023	0.00%			94,778	43.64			4,125,588	2.28%	6.13%
2022	0.00%			149,501	41.11			6,146,627	2.23%	-1.19%
2021	0.00%			183,965	41.61			7,654,890	1.14%	23.20%
2020	0.00%			200,569	33.77			6,774,028	1.80%	1.21%
2019	0.00%			236	33.37			7,880	2.06%	29.15%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2023	0.00%	to	0.15%	451,922	28.03	to	65.79	28,273,559	0.00%	43.29%	to	43.51%
2022	0.00%	to	0.15%	299,843	19.56	to	45.84	12,921,260	0.00%	-32.48%	to	-32.38%
2021	0.00%	to	0.15%	470,621	28.97	to	67.79	29,948,915	0.00%	22.98%	to	23.16%
2020	0.00%	to	0.15%	484,065	23.56	to	55.04	25,165,041	0.00%	49.63%	to	49.85%
2019	0.00%	to	0.15%	236	15.74	to	36.73	8,204	0.00%	34.38%	to	34.58%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2023	0.00%	to	0.15%	181,567	16.94	to	41.77	7,552,630	2.32%	8.93%	to	9.10%
2022	0.00%	to	0.15%	315,979	15.55	to	38.29	11,663,505	2.08%	0.39%	to	0.54%
2021	0.00%	to	0.15%	279,215	15.49	to	38.08	10,547,798	1.71%	24.32%	to	24.51%
2020	0.00%	to	0.15%	298,182	12.46	to	30.59	9,024,841	2.30%	0.83%	to	0.98%
2019	0.00%	to	0.15%	415	12.36	to	30.29	12,434	2.11%	25.39%	to	27.03%
American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)
2023	0.00%	to	0.15%	3,100,811	15.75	to	20.10	60,925,585	2.00%	13.85%	to	14.02%
2022	0.00%	to	0.15%	3,211,020	13.83	to	17.63	55,648,729	1.67%	-13.79%	to	-13.66%
2021	0.00%	to	0.15%	3,262,257	16.04	to	20.42	65,700,748	1.44%	14.67%	to	14.84%
2020	0.00%	to	0.15%	2,767,533	13.99	to	17.78	48,666,793	1.53%	11.99%	to	12.16%
2019	0.00%	to	0.15%	2,612	12.49	to	15.85	41,087	1.80%	20.74%	to	20.93%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2023	0.00%	to	0.15%	1,951,952	18.09	to	26.07	49,669,016	1.86%	16.80%	to	16.97%
2022	0.00%	to	0.15%	1,592,280	15.49	to	22.29	34,492,013	1.78%	-8.82%	to	-8.69%
2021	0.00%	to	0.15%	1,460,861	16.99	to	24.41	34,626,840	1.30%	27.32%	to	27.51%
2020	0.00%	to	0.15%	1,424,251	13.34	to	19.14	26,588,948	1.67%	8.31%	to	8.47%
2019	0.00%	to	0.15%	1,366	12.32	to	17.65	23,452	1.89%	20.85%	to	21.03%
American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)
2023	0.00%	to	0.15%	5,834,459	10.82	to	11.89	69,118,885	4.05%	4.57%	to	4.72%
2022	0.00%	to	0.15%	3,729,524	10.35	to	11.36	42,164,569	3.07%	-12.88%	to	-12.75%
2021	0.00%	to	0.15%	3,305,217	11.88	to	13.02	42,841,400	1.31%	-0.74%	to	-0.59%
2020	0.00%	to	0.15%	2,225,087	11.97	to	13.09	29,005,228	2.14%	9.22%	to	9.38%
2019	0.00%	to	0.15%	1,328	10.96	to	11.97	15,869	2.85%	8.92%	to	9.08%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2023	0.00%	to	0.15%	1,471,794	13.42	to	13.53	19,905,571	2.74%	8.59%	to	8.76%
2022	0.00%	to	0.15%	1,358,698	12.35	to	12.44	16,818,841	2.70%	-7.51%	to	-7.37%
2021	0.00%	to	0.15%	979,448	13.36	to	13.43	13,153,050	2.59%	14.51%	to	14.68%
2020	0.00%	to	0.15%	604,879	11.66	to	11.71	7,083,640	2.78%	3.96%	to	4.11%
2019	0.00%	to	0.15%	403	11.22	to	11.25	4,531	2.64%	17.44%	to	17.62%
American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)
2023	0.00%	to	0.15%	381,718	9.78	to	10.11	3,853,982	0.00%	5.74%	to	5.89%
2022	0.00%	to	0.15%	430,088	9.25	to	9.55	4,100,658	0.21%	-17.97%	to	-17.84%
2021	0.00%	to	0.15%	437,516	11.28	to	11.62	5,077,408	1.54%	-5.32%	to	-5.18%
2020	0.00%	to	0.15%	410,406	11.91	to	12.26	5,025,071	1.30%	9.45%	to	9.62%
2019	0.00%	to	0.15%	276	10.88	to	11.18	3,086	1.36%	7.38%	to	7.54%
American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)
2023	0.00%	to	0.15%	1,513,946	16.42	to	16.56	25,039,751	0.64%	22.11%	to	22.29%
2022	0.00%	to	0.15%	1,826,819	13.44	to	13.54	24,650,180	0.45%	-25.03%	to	-24.92%
2021	0.00%	to	0.15%	1,817,411	17.93	to	18.03	32,764,705	0.20%	15.96%	to	16.14%
2020	0.00%	to	0.15%	1,004,020	15.46	to	15.53	15,578,575	0.12%	29.97%	to	30.17%
2019	0.00%	to	0.15%	328	11.90	to	11.93	3,909	1.33%	34.67%	to	34.87%
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)
2023	0.00%	to	0.15%	1,834,013	20.29	to	28.66	50,418,428	1.20%	25.64%	to	25.82%
2022	0.00%	to	0.15%	2,034,838	16.15	to	22.78	44,689,859	1.09%	-16.83%	to	-16.71%
2021	0.00%	to	0.15%	2,125,170	19.42	to	27.35	56,470,534	1.00%	23.61%	to	23.80%
2020	0.00%	to	0.15%	1,702,010	15.71	to	22.09	36,412,348	1.16%	13.08%	to	13.25%
2019	0.00%	to	0.15%	1,852	13.89	to	19.51	35,398	1.52%	25.67%	to	25.85%
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)
2023	0.00%	to	0.15%	2,672,252	26.08	to	38.81	100,539,718	0.17%	37.93%	to	38.14%
2022	0.00%	to	0.15%	2,637,918	18.91	to	28.10	72,060,773	0.10%	-30.22%	to	-30.11%
2021	0.00%	to	0.15%	2,818,738	27.09	to	40.20	111,219,410	0.06%	21.50%	to	21.68%
2020	0.00%	to	0.15%	2,585,157	22.30	to	33.04	83,595,419	0.21%	51.49%	to	51.71%
2019	0.00%	to	0.15%	2,416	14.72	to	21.78	51,573	0.57%	30.24%	to	30.44%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2023	0.00%	to	0.15%	554,530	12.78	to	12.89	7,141,828	0.03%	15.61%	to	15.79%
2022	0.00%	to	0.15%	995,392	11.05	to	11.13	11,053,270	0.00%	-29.79%	to	-29.69%
2021	0.00%	to	0.15%	894,592	15.74	to	15.83	14,151,397	0.00%	6.27%	to	6.43%
2020	0.00%	to	0.15%	435,192	14.81	to	14.87	6,471,105	0.12%	29.20%	to	29.39%
2019	0.00%	to	0.15%	196	11.46	to	11.49	2,254	0.01%	31.05%	to	31.24%
American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)
2023	0.00%	to	0.15%	1,381,769	14.25	to	14.37	19,849,922	2.50%	20.47%	to	20.65%
2022	0.00%	to	0.15%	705,723	11.83	to	11.91	8,386,898	2.08%	-17.69%	to	-17.57%
2021	0.00%	to	0.15%	726,050	14.37	to	14.45	10,489,264	1.61%	14.29%	to	14.46%
2020	0.00%	to	0.15%	535,514	12.57	to	12.63	6,759,549	1.21%	8.38%	to	8.55%
2019	0.00%	to	0.15%	453	11.60	to	11.63	5,244	2.90%	30.54%	to	30.73%
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)
2023	0.00%	to	0.15%	1,664,996	13.19	to	15.19	25,160,606	7.67%	12.01%	to	12.18%
2022	0.00%	to	0.15%	697,815	11.77	to	13.54	9,374,644	9.74%	-9.67%	to	-9.53%
2021	0.00%	to	0.15%	949,698	13.03	to	14.96	14,182,728	2.77%	8.02%	to	8.18%
2020	0.00%	to	0.15%	1,060,269	12.06	to	13.83	14,635,915	11.79%	7.57%	to	7.74%
2019	0.00%	to	0.15%	1,277	11.21	to	12.84	16,385	5.11%	12.10%	to	12.27%
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2023	0.00%	to	0.15%	1,538,592	12.44	to	14.36	21,929,533	1.03%	15.38%	to	15.56%
2022	0.00%	to	0.15%	1,866,857	10.78	to	12.43	23,011,130	1.48%	-21.14%	to	-21.02%
2021	0.00%	to	0.15%	2,089,216	13.68	to	15.74	32,595,582	2.33%	-1.86%	to	-1.71%
2020	0.00%	to	0.15%	2,224,133	13.94	to	16.01	35,380,706	0.45%	13.49%	to	13.66%
2019	0.00%	to	0.15%	2,217	12.28	to	14.09	31,024	1.36%	22.48%	to	22.67%
American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)
2023	0.00%	to	0.15%	1,674,304	11.55	to	11.65	19,486,643	2.61%	15.49%	to	15.66%
2022	0.00%	to	0.15%	1,241,385	10.00	to	10.07	12,497,779	3.27%	-15.65%	to	-15.52%
2021	0.00%	to	0.15%	843,101	11.85	to	11.92	10,040,969	3.01%	4.93%	to	5.09%
2020	0.00%	to	0.15%	759,289	11.30	to	11.34	8,611,269	1.41%	5.57%	to	5.73%
2019	0.00%	to	0.15%	516	10.70	to	10.73	5,532	3.42%	22.28%	to	22.46%
American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)
2023	0.00%	to	0.15%	1,657,836	10.18	to	11.20	18,534,783	3.86%	3.35%	to	3.51%
2022	0.00%	to	0.15%	1,289,300	9.85	to	10.82	13,916,548	1.83%	-10.30%	to	-10.16%
2021	0.00%	to	0.15%	1,266,815	10.98	to	12.04	15,221,445	0.26%	-0.93%	to	-0.78%
2020	0.00%	to	0.15%	1,001,249	11.09	to	12.13	12,136,577	1.15%	6.22%	to	6.38%
2019	0.00%	to	0.15%	724	10.44	to	11.41	8,261	2.54%	4.65%	to	4.80%
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2023	0.00%	to	0.15%	4,908,028	14.47	to	16.53	80,660,796	1.25%	15.50%	to	15.67%
2022	0.00%	to	0.15%	4,678,780	12.53	to	14.29	66,385,683	1.14%	-22.37%	to	-22.25%
2021	0.00%	to	0.15%	4,171,812	16.14	to	18.38	76,191,153	0.66%	4.47%	to	4.63%
2020	0.00%	to	0.15%	3,581,357	15.45	to	17.56	62,613,273	0.04%	23.11%	to	23.29%
2019	0.00%	to	0.15%	2,561	12.55	to	14.25	36,340	0.78%	28.62%	to	28.82%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)
2023	0.00%	to	0.15%	1,807,947	10.60	to	10.69	19,326,318	3.18%	2.47%	to	2.62%
2022	0.00%	to	0.15%	2,293,198	10.35	to	10.42	23,888,971	3.47%	-11.33%	to	-11.20%
2021	0.00%	to	0.15%	2,458,757	11.67	to	11.73	28,837,827	1.23%	-1.02%	to	-0.88%
2020	0.00%	to	0.15%	1,965,339	11.79	to	11.84	23,259,980	1.67%	9.32%	to	9.48%
2019	0.00%	to	0.15%	779	10.78	to	10.81	8,418	2.04%	4.99%	to	5.14%
American Funds Insurance Series(R) - Managed Risk Growth-Income Fund: Class P2 (AVGIP2)
2020	0.00%			3,300	17.07			56,342	1.70%	9.58%
2019	0.00%			3	15.58			52	0.37%	18.85%
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2023	0.00%	to	0.15%	456,028	13.60	to	16.25	7,174,724	1.84%	10.07%	to	10.23%
2022	0.00%	to	0.15%	490,069	12.36	to	14.74	7,021,367	2.19%	-14.10%	to	-13.97%
2021	0.00%	to	0.15%	516,539	14.39	to	17.14	8,674,191	1.35%	12.34%	to	12.50%
2020	0.00%	to	0.15%	422,577	12.81	to	15.23	6,372,668	1.54%	5.72%	to	5.88%
2019	0.00%	to	0.15%	365	12.11	to	14.38	5,163	2.33%	17.81%	to	17.99%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)
2023	0.00%	to	0.15%	117,601	13.35	to	16.45	1,905,402	1.80%	9.56%	to	9.73%
2022	0.00%	to	0.15%	139,642	12.19	to	14.99	2,069,956	4.91%	-9.30%	to	-9.16%
2021	0.00%	to	0.15%	120,818	13.44	to	16.51	1,980,765	1.53%	16.94%	to	17.11%
2020	0.00%	to	0.15%	166,068	11.49	to	14.09	2,332,363	1.74%	-1.39%	to	-1.25%
2019	0.00%	to	0.15%	172	11.65	to	14.27	2,436	1.58%	13.71%	to	13.88%
American Funds Insurance Series(R) - Managed Risk Growth Fund: Class P2 (AVRGP2)
2023	0.00%			1,541	23.03			35,503	0.43%	23.50%
2022	0.00%			7,248	18.65			135,183	1.36%	-24.88%
2021	0.00%			7,335	24.83			182,107	0.55%	12.89%
2020	0.00%			7,421	21.99			163,196	0.67%	32.03%
2019	0.00%			18	16.66			295	0.86%	21.74%
American Funds Insurance Series(R) - Managed Risk International Fund: Class P2 (AVRIP2)
2023	0.00%			3,380	10.72			36,239	1.60%	6.22%
2022	0.00%			3,395	10.09			34,264	3.09%	-15.54%
2021	0.00%			3,418	11.95			40,850	0.55%	-4.13%
2020	0.00%			3,442	12.47			42,905	1.19%	2.80%
2019	0.00%			4	12.13			44	1.67%	17.64%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2023	0.00%	to	0.15%	123,137	11.84	to	24.98	3,050,422	5.40%	10.85%	to	11.01%
2022	0.00%			24,990	22.50			562,189	4.87%	-11.44%
2021	0.00%	to	0.15%	365,411	12.08	to	25.40	9,231,705	4.81%	5.29%	to	5.45%
2020	0.00%			82,146	24.09			1,978,952	5.11%	1.98%
2019	0.00%	to	0.15%	187	11.26	to	23.62	4,416	4.61%	14.11%	to	14.28%
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)
2023	0.00%	to	0.15%	1,336,414	10.83	to	18.06	23,874,506	3.74%	6.54%	to	6.70%
2022	0.00%	to	0.15%	1,263,107	10.17	to	16.93	20,793,411	2.18%	-14.59%	to	-14.46%
2021	0.00%	to	0.15%	1,271,864	11.90	to	19.79	24,487,061	1.94%	0.07%	to	0.22%
2020	0.00%	to	0.15%	1,152,972	11.90	to	19.75	22,591,383	2.79%	8.26%	to	8.42%
2019	0.00%	to	0.15%	1,392	10.99	to	18.21	25,161	3.01%	8.72%	to	8.89%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2023	0.00%	to	0.15%	102,102	15.58	to	40.31	4,074,963	1.60%	7.01%	to	7.17%
2022	0.00%	to	0.15%	124,181	14.56	to	37.61	4,516,790	1.50%	-8.08%	to	-7.94%
2021	0.00%	to	0.15%	144,902	15.84	to	40.86	5,737,576	1.15%	25.14%	to	25.33%
2020	0.00%	to	0.15%	236,786	12.66	to	32.60	7,563,445	2.39%	-0.41%	to	-0.26%
2019	0.00%	to	0.15%	336	12.71	to	32.69	10,320	2.50%	23.62%	to	25.23%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2023	0.00%	to	0.15%	154,507	23.62	to	54.59	7,741,378	0.56%	28.39%	to	28.58%
2022	0.00%	to	0.15%	233,674	18.40	to	42.45	9,510,020	0.40%	-19.80%	to	-19.68%
2021	0.00%	to	0.15%	222,177	22.94	to	52.85	11,372,895	0.08%	27.46%	to	27.65%
2020	0.00%	to	0.15%	136,180	18.00	to	41.41	5,395,892	0.52%	23.77%	to	23.96%
2019	0.00%	to	0.15%	78	14.54	to	33.40	2,440	0.82%	29.34%	to	31.03%
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2023	0.00%	to	0.15%	156,297	15.58	to	35.62	5,240,318	1.65%	12.04%	to	12.20%
2022	0.00%	to	0.15%	146,844	13.91	to	31.74	4,563,233	1.30%	-6.03%	to	-5.89%
2021	0.00%	to	0.15%	163,049	14.80	to	33.73	5,278,634	0.56%	29.18%	to	29.37%
2020	0.00%	to	0.15%	53,494	11.46	to	26.07	1,376,296	0.97%	1.72%	to	1.87%
2019	0.00%	to	0.15%	77	11.26	to	25.59	1,953	0.94%	27.89%	to	28.08%
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
2023	0.00%	to	0.15%	591,565	11.23	to	19.74	11,362,015	3.62%	7.91%	to	8.07%
2022	0.00%	to	0.15%	644,350	10.41	to	18.27	11,243,637	2.89%	-12.97%	to	-12.84%
2021	0.00%	to	0.15%	890,218	11.96	to	20.96	17,829,160	3.04%	1.58%	to	1.73%
2020	0.00%	to	0.15%	908,451	11.77	to	20.60	18,143,107	3.26%	7.21%	to	7.37%
2019	0.00%	to	0.15%	807	10.98	to	19.19	15,204	3.10%	9.35%	to	9.52%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2023	0.00%	to	0.15%	763,053	17.55	to	33.53	24,242,690	1.77%	11.82%	to	11.99%
2022	0.00%	to	0.15%	906,111	15.69	to	29.94	25,909,410	1.49%	-4.25%	to	-4.10%
2021	0.00%	to	0.15%	758,102	16.39	to	31.23	23,199,035	1.33%	20.12%	to	20.30%
2020	0.00%	to	0.15%	622,611	13.64	to	25.96	15,962,443	2.02%	3.42%	to	3.57%
2019	0.00%	to	0.15%	480	13.19	to	25.06	11,966	1.85%	27.27%	to	27.46%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2023	0.00%	to	0.15%	2,994,709	12.97	to	18.31	53,355,497	6.32%	12.73%	to	12.90%
2022	0.00%	to	0.15%	1,797,112	11.50	to	16.21	28,811,226	5.13%	-10.69%	to	-10.56%
2021	0.00%	to	0.15%	2,271,361	12.88	to	18.13	40,871,793	4.27%	5.05%	to	5.21%
2020	0.00%	to	0.15%	3,166,680	12.26	to	17.23	54,425,076	5.01%	6.88%	to	7.04%
2019	0.00%	to	0.15%	2,721	11.47	to	16.10	43,622	5.12%	14.69%	to	14.86%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2023	0.00%	to	0.15%	3,005,080	10.53	to	12.17	36,233,617	3.60%	5.25%	to	5.41%
2022	0.00%	to	0.15%	2,075,958	10.01	to	11.54	23,653,858	2.07%	-14.40%	to	-14.27%
2021	0.00%	to	0.15%	1,842,460	11.69	to	13.47	24,522,453	1.36%	-1.84%	to	-1.69%
2020	0.00%	to	0.15%	1,561,452	11.91	to	13.70	21,233,815	1.85%	8.39%	to	8.55%
2019	0.00%	to	0.15%	1,212	10.99	to	12.62	15,164	2.61%	8.98%	to	9.15%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)
2023	0.00%	to	0.15%	211,797	20.58	to	43.35	8,872,087	0.56%	24.71%	to	24.90%
2022	0.00%	to	0.15%	245,278	16.50	to	34.71	8,197,553	0.68%	-20.28%	to	-20.16%
2021	0.00%	to	0.15%	239,776	20.70	to	43.47	9,962,641	0.07%	27.87%	to	28.06%
2020	0.00%	to	0.15%	174,813	16.18	to	33.94	5,644,483	0.93%	19.32%	to	19.50%
2019	0.00%	to	0.15%	193	13.56	to	28.40	5,401	1.16%	28.37%	to	28.56%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)
2023	0.00%	to	0.15%	265,352	16.98	to	35.27	8,277,056	1.41%	13.20%	to	13.37%
2022	0.00%	to	0.15%	269,351	15.00	to	31.11	7,491,197	1.53%	-8.54%	to	-8.41%
2021	0.00%	to	0.15%	243,014	16.40	to	33.96	7,444,109	1.38%	26.03%	to	26.22%
2020	0.00%	to	0.15%	177,562	13.01	to	26.91	4,370,022	1.73%	3.27%	to	3.42%
2019	0.00%	to	0.15%	151	12.60	to	26.02	3,581	1.84%	24.41%	to	24.60%
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)
2023	0.00%	to	0.15%	388,893	24.59	to	55.41	19,855,592	0.00%	52.24%	to	52.47%
2022	0.00%	to	0.15%	188,811	16.15	to	36.34	6,487,170	0.00%	-38.34%	to	-38.25%
2021	0.00%	to	0.15%	355,012	26.20	to	58.85	18,337,056	0.00%	17.60%	to	17.78%
2020	0.00%	to	0.15%	541,834	22.28	to	49.97	24,662,946	0.00%	43.21%	to	43.43%
2019	0.00%	to	0.15%	324	15.55	to	34.84	11,007	0.00%	32.13%	to	32.33%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2023	0.00%	to	0.15%	1,396,020	14.04	to	19.77	27,288,693	2.63%	12.32%	to	12.49%
2022	0.00%	to	0.15%	1,150,276	12.50	to	17.57	19,944,354	0.00%	-16.20%	to	-16.07%
2021	0.00%	to	0.15%	1,120,399	14.91	to	20.94	23,167,532	0.83%	6.26%	to	6.42%
2020	0.00%	to	0.15%	1,106,140	14.04	to	19.68	21,575,083	1.33%	20.53%	to	20.71%
2019	0.00%	to	0.15%	1,113	11.65	to	16.30	18,036	1.21%	17.58%	to	17.76%
BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)
2023	0.00%			183	49.70			9,086	0.00%	48.59%
2022	0.00%			183	33.45			6,115	0.00%	-37.81%
2021	0.00%			183	53.78			9,833	0.00%	20.89%
2020	0.00%			441	44.49			19,619	0.00%	41.52%
2019	0.00%			1	31.44			34	0.00%	31.55%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2023	0.00%	to	1.30%	1,192,010	21.37	to	56.96	44,669,614	1.43%	24.31%	to	25.93%
2022	0.00%	to	1.30%	1,149,640	17.06	to	45.24	34,820,048	1.33%	-19.37%	to	-18.32%
2021	0.00%	to	1.30%	1,262,535	20.99	to	55.38	48,380,786	1.13%	26.75%	to	28.41%
2020	0.00%	to	1.30%	1,324,053	16.43	to	43.13	39,509,703	1.53%	16.48%	to	18.01%
2019	0.00%	to	1.30%	1,888	13.99	to	36.55	48,020	1.69%	29.49%	to	31.18%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2023	0.00%	to	1.30%	156,376	20.58	to	53.19	7,762,505	0.74%	22.23%	to	23.82%
2022	0.00%	to	1.30%	174,061	16.64	to	42.96	7,037,102	0.53%	-23.87%	to	-22.87%
2021	0.00%	to	1.30%	219,882	21.61	to	55.70	11,655,813	0.73%	25.36%	to	27.00%
2020	0.00%	to	1.30%	174,503	17.04	to	43.86	7,219,181	0.62%	22.54%	to	24.14%
2019	0.00%	to	1.30%	65	24.05	to	35.33	2,287	1.38%	32.62%	to	34.36%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2023	0.00%	to	0.15%	792,217	16.25	to	50.33	37,715,791	1.07%	15.21%	to	15.39%
2022	0.00%	to	0.15%	736,455	14.11	to	43.61	30,694,273	0.99%	-16.77%	to	-16.65%
2021	0.00%	to	0.15%	889,678	16.95	to	52.33	44,389,869	0.67%	25.95%	to	26.14%
2020	0.00%	to	0.15%	997,144	13.46	to	41.48	39,275,153	1.07%	10.47%	to	10.64%
2019	0.00%	to	0.15%	1,062	12.18	to	37.49	37,922	0.87%	22.03%	to	22.21%
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)
2023	0.00%	to	0.15%	394,668	16.67	to	19.60	7,583,764	1.83%	16.24%	to	16.42%
2022	0.00%	to	0.15%	384,644	14.34	to	16.83	6,351,308	1.20%	-15.59%	to	-15.47%
2021	0.00%	to	0.15%	306,948	16.99	to	19.91	6,058,278	1.26%	14.55%	to	14.72%
2020	0.00%	to	0.15%	270,964	14.83	to	17.36	4,653,764	1.62%	14.59%	to	14.76%
2019	0.00%	to	0.15%	219	12.94	to	15.12	3,290	1.82%	24.09%	to	24.28%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2023	0.00%	to	0.15%	291,286	31.73	to	143.25	28,625,333	0.00%	44.65%	to	44.87%
2022	0.00%	to	0.15%	293,881	21.94	to	98.89	20,158,090	0.00%	-31.96%	to	-31.86%
2021	0.00%	to	1.30%	392,703	32.24	to	145.12	37,649,099	0.30%	36.90%	to	38.69%
2020	0.00%	to	1.30%	336,784	23.28	to	104.64	25,571,921	0.00%	43.92%	to	45.80%
2019	0.00%	to	1.30%	320	15.99	to	71.77	18,318	0.00%	52.97%	to	54.97%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
2023	0.00%	to	0.15%	611,128	17.83	to	35.94	20,115,865	0.00%	5.23%	to	5.39%
2022	0.00%	to	0.15%	770,836	16.95	to	34.10	24,746,159	0.00%	-1.99%	to	-1.84%
2021	0.00%	to	0.15%	782,942	17.29	to	34.74	24,709,291	0.00%	26.10%	to	26.29%
2020	0.00%	to	0.15%	467,291	13.71	to	27.51	12,108,282	0.00%	6.92%	to	7.08%
2019	0.00%	to	0.15%	515	12.82	to	25.69	12,369	0.00%	26.56%	to	26.75%
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)
2023	0.00%	to	0.15%	811,664	11.70	to	12.64	10,212,465	3.31%	9.04%	to	9.20%
2022	0.00%	to	0.15%	825,628	10.73	to	11.57	9,527,317	3.62%	-11.65%	to	-11.52%
2021	0.00%	to	0.15%	680,253	12.15	to	13.08	8,872,446	5.27%	1.48%	to	1.63%
2020	0.00%	to	0.15%	368,732	11.97	to	12.87	4,743,347	3.30%	6.46%	to	6.62%
2019	0.00%	to	0.15%	671	11.24	to	12.07	8,103	2.67%	10.05%	to	10.22%
Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)
2023	0.00%	to	0.15%	116,580	15.50	to	28.84	3,266,867	0.00%	12.97%	to	13.14%
2022	0.00%	to	0.15%	176,382	13.72	to	25.49	4,440,181	0.00%	-14.83%	to	-14.71%
2021	0.00%	to	0.15%	126,270	16.11	to	29.88	3,616,420	0.00%	30.73%	to	30.93%
2020	0.00%	to	0.15%	123,618	12.32	to	22.82	2,798,238	0.00%	9.03%	to	9.19%
2019	0.00%	to	0.15%	142	11.30	to	20.90	2,936	0.00%	17.56%	to	17.74%
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
2023	0.00%	to	0.15%	612,249	7.15	to	12.97	4,524,009	21.24%	-9.25%	to	-9.11%
2022	0.00%	to	0.15%	756,908	7.87	to	14.30	6,136,956	20.32%	15.86%	to	16.03%
2021	0.00%	to	0.15%	903,076	6.78	to	12.34	6,231,027	5.87%	27.71%	to	27.90%
2020	0.00%	to	0.15%	435,314	5.30	to	9.66	2,338,869	5.06%	-1.63%	to	-1.48%
2019	0.00%	to	0.15%	408	5.38	to	9.82	2,228	0.90%	6.53%	to	6.69%
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2023	0.00%	to	0.15%	533,577	14.20	to	18.27	9,628,841	0.64%	8.93%	to	9.10%
2022	0.00%	to	0.15%	527,833	13.03	to	16.75	8,714,755	0.68%	-12.49%	to	-12.36%
2021	0.00%	to	0.15%	617,359	14.89	to	19.11	11,636,663	0.73%	33.81%	to	34.01%
2020	0.00%	to	0.15%	728,478	11.13	to	14.26	10,283,200	1.02%	-2.32%	to	-2.18%
2019	0.00%	to	0.15%	711	11.39	to	14.58	10,235	0.71%	27.53%	to	27.72%
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2023	0.35%	to	0.50%	4,799,075	16.28	to	16.43	78,840,673	2.38%	19.55%	to	19.73%
2022	0.35%	to	0.50%	4,274,629	13.62	to	13.72	58,616,870	1.90%	-14.11%	to	-13.98%
2021	0.35%	to	0.50%	3,799,741	15.85	to	15.95	60,619,133	2.23%	23.75%	to	23.94%
2020	0.35%	to	0.50%	3,507,495	12.81	to	12.87	45,147,186	1.92%	11.60%	to	11.77%
2019	0.35%	to	0.50%	2,744	11.48	to	11.52	31,601	2.60%	25.28%	to	25.47%
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2023	0.00%	to	0.50%	10,175,792	10.20	to	12.29	114,792,967	3.91%	4.53%	to	5.05%
2022	0.00%	to	0.50%	10,826,038	9.76	to	11.70	117,340,949	1.52%	-6.80%	to	-6.33%
2021	0.00%	to	0.50%	12,068,893	10.47	to	12.49	139,966,512	0.75%	-1.53%	to	-1.04%
2020	0.00%	to	0.50%	11,365,370	10.63	to	12.62	133,526,500	0.03%	0.95%	to	1.46%
2019	0.00%	to	0.50%	11,216	10.53	to	12.44	130,542	2.63%	3.67%	to	4.19%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2023	0.35%	to	0.50%	4,857,271	15.07	to	17.11	82,551,562	2.80%	14.15%	to	14.32%
2022	0.35%	to	0.50%	4,556,832	13.20	to	14.97	67,872,579	1.48%	-11.40%	to	-11.27%
2021	0.35%	to	0.50%	4,422,592	14.90	to	16.87	74,313,191	1.44%	13.63%	to	13.81%
2020	0.35%	to	0.50%	4,775,522	13.11	to	14.82	70,438,260	1.15%	10.73%	to	10.90%
2019	0.35%	to	0.50%	4,862	11.84	to	13.37	64,851	2.46%	17.54%	to	17.71%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2023	0.00%	to	0.50%	4,308,866	13.17	to	26.28	73,715,621	3.16%	13.54%	to	14.11%
2022	0.00%	to	0.50%	4,505,732	11.60	to	23.03	67,779,919	2.67%	-18.05%	to	-17.64%
2021	0.00%	to	0.50%	4,320,829	14.15	to	27.97	80,045,470	2.59%	13.99%	to	14.56%
2020	0.00%	to	0.50%	4,406,757	12.42	to	24.41	71,820,016	2.13%	8.87%	to	9.41%
2019	0.00%	to	0.50%	4,735	11.40	to	22.31	71,733	2.88%	23.28%	to	23.90%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2023	0.00%	to	0.50%	8,886,798	14.34	to	21.26	137,324,960	4.86%	17.27%	to	17.86%
2022	0.00%	to	0.50%	8,808,658	12.23	to	18.03	116,690,069	4.13%	-3.94%	to	-3.46%
2021	0.00%	to	0.50%	8,325,656	12.73	to	18.68	114,884,175	4.09%	17.53%	to	18.11%
2020	0.00%	to	0.50%	8,199,650	10.83	to	15.82	96,657,769	2.47%	-2.25%	to	-1.76%
2019	0.00%	to	0.50%	8,359	11.08	to	16.10	101,742	3.59%	15.28%	to	15.86%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2023	0.00%	to	0.50%	11,803,990	10.56	to	11.28	127,484,637	3.92%	4.46%	to	4.98%
2022	0.00%	to	0.50%	11,322,607	10.11	to	10.75	116,831,482	1.46%	-1.65%	to	-1.16%
2021	0.00%	to	0.50%	8,123,713	10.28	to	10.87	85,273,024	0.01%	-0.69%	to	-0.19%
2020	0.00%	to	0.50%	8,277,850	10.35	to	10.89	87,391,602	0.61%	0.10%	to	0.60%
2019	0.00%	to	0.50%	7,824	10.34	to	10.83	82,310	2.22%	2.00%	to	2.52%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2023	0.00%	to	0.50%	7,919,260	16.14	to	45.13	180,156,428	2.26%	10.37%	to	10.92%
2022	0.00%	to	0.50%	8,288,849	14.62	to	40.68	171,930,875	2.27%	-5.35%	to	-4.88%
2021	0.00%	to	0.50%	8,101,135	15.45	to	42.77	179,557,985	1.75%	26.40%	to	27.04%
2020	0.00%	to	0.50%	7,968,758	12.22	to	33.67	143,031,525	2.22%	-1.87%	to	-1.38%
2019	0.00%	to	0.50%	8,735	12.45	to	34.14	160,680	2.25%	25.16%	to	25.78%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2023	0.00%	to	0.50%	6,382,585	18.31	to	51.19	159,784,190	1.63%	19.44%	to	20.03%
2022	0.00%	to	0.50%	6,108,382	15.33	to	42.65	129,474,537	1.37%	-4.69%	to	-4.21%
2021	0.00%	to	0.50%	5,712,781	16.08	to	44.52	128,488,880	1.45%	38.98%	to	39.68%
2020	0.00%	to	0.50%	5,895,378	11.57	to	31.88	96,085,372	1.86%	3.47%	to	3.98%
2019	0.00%	to	0.50%	5,910	11.19	to	30.65	94,913	1.57%	21.95%	to	22.56%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2023	0.00%	to	0.15%	3,034,155	12.36	to	16.32	48,940,533	8.19%	11.05%	to	11.21%
2022	0.00%	to	0.15%	4,168,182	11.13	to	14.67	60,651,165	4.50%	-2.88%	to	-2.74%
2021	0.00%	to	0.15%	4,729,381	11.46	to	15.09	70,834,523	2.88%	3.47%	to	3.63%
2020	0.00%	to	0.15%	3,447,445	11.08	to	14.56	49,852,570	3.33%	1.85%	to	2.00%
2019	0.00%	to	0.15%	4,554	10.88	to	14.27	64,566	4.31%	6.91%	to	7.07%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2023	0.00%	to	1.30%	430,056	12.44	to	30.41	12,990,753	5.13%	11.26%	to	12.71%
2022	0.00%	to	0.15%	389,883	11.05	to	26.98	10,234,545	5.41%	-11.91%	to	-11.78%
2021	0.00%	to	0.15%	784,907	12.55	to	30.58	23,541,057	4.61%	4.69%	to	4.85%
2020	0.00%	to	0.15%	522,011	11.98	to	29.16	14,626,799	5.09%	5.43%	to	5.59%
2019	0.00%	to	0.15%	546	11.37	to	27.62	14,735	5.59%	13.06%	to	14.54%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)
2023	0.00%	to	0.15%	60,091	16.56	to	35.53	1,833,945	0.00%	14.69%	to	14.86%
2022	0.00%	to	0.15%	100,294	14.44	to	30.94	2,520,490	0.00%	-30.36%	to	-30.26%
2021	0.00%	to	0.15%	165,139	20.73	to	44.36	6,170,409	0.00%	2.11%	to	2.26%
2020	0.00%	to	0.15%	210,166	20.31	to	43.37	7,977,118	0.00%	28.29%	to	28.48%
2019	0.00%	to	0.15%	195	15.83	to	33.76	5,823	0.00%	33.32%	to	33.52%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2023	0.00%	to	0.15%	279,677	13.54	to	32.34	8,903,138	1.77%	8.52%	to	8.68%
2022	0.00%	to	0.15%	269,302	12.48	to	29.76	7,873,290	1.85%	-13.88%	to	-13.75%
2021	0.00%	to	0.15%	290,700	14.49	to	34.50	9,859,576	1.79%	18.33%	to	18.51%
2020	0.00%	to	0.15%	291,843	12.25	to	29.11	8,381,908	2.58%	0.78%	to	0.93%
2019	0.00%	to	0.15%	309	12.15	to	28.85	8,857	2.18%	18.68%	to	20.23%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2023	0.00%	to	0.15%	1,576,150	18.26	to	32.25	47,409,593	1.67%	21.05%	to	21.23%
2022	0.00%	to	0.15%	1,377,766	15.08	to	26.60	32,822,275	1.04%	-18.31%	to	-18.19%
2021	0.00%	to	0.15%	1,395,682	18.46	to	32.51	41,289,038	0.79%	17.81%	to	17.99%
2020	0.00%	to	0.15%	1,037,385	15.67	to	27.55	26,689,795	1.38%	21.94%	to	22.13%
2019	0.00%	to	0.15%	937	12.85	to	22.56	20,308	1.55%	23.93%	to	24.11%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2023	0.00%	to	0.15%	1,021,768	21.92	to	46.02	42,713,497	0.29%	32.92%	to	33.12%
2022	0.00%	to	0.15%	947,607	16.49	to	34.57	29,796,758	0.26%	-26.60%	to	-26.49%
2021	0.00%	to	0.15%	1,041,253	22.47	to	47.03	44,885,480	0.03%	27.32%	to	27.51%
2020	0.00%	to	0.15%	896,211	17.65	to	36.89	31,922,192	0.08%	30.04%	to	30.23%
2019	0.00%	to	0.15%	938	13.57	to	28.32	26,039	0.21%	31.08%	to	31.27%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)
2023	0.00%			1,851	50.10			92,712	0.11%	28.72%
2022	0.00%			1,860	38.92			72,391	0.11%	-21.05%
2021	0.00%			1,874	49.30			92,385	0.12%	24.27%
2020	0.00%			1,875	39.67			74,378	0.04%	33.34%
2019	0.00%			2	29.75			56	0.39%	29.82%
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)
2023	0.00%	to	0.15%	647,482	15.52	to	35.09	20,880,830	0.93%	20.49%	to	20.67%
2022	0.00%	to	0.15%	455,809	12.88	to	29.08	12,348,102	0.63%	-18.57%	to	-18.45%
2021	0.00%	to	0.15%	402,345	15.82	to	35.66	13,727,481	0.15%	20.21%	to	20.39%
2020	0.00%	to	0.15%	305,400	13.16	to	29.62	8,701,542	0.63%	17.95%	to	18.12%
2019	0.00%	to	0.15%	199	11.16	to	25.08	4,764	0.91%	23.19%	to	23.37%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2023	0.00%	to	0.15%	346,412	17.40	to	35.65	11,875,393	2.10%	10.21%	to	10.38%
2022	0.00%	to	0.15%	294,187	15.79	to	32.29	9,145,177	1.82%	-5.39%	to	-5.25%
2021	0.00%	to	0.15%	267,265	16.69	to	34.08	8,895,348	1.45%	24.42%	to	24.60%
2020	0.00%	to	0.15%	342,904	13.41	to	27.35	8,464,030	2.34%	6.28%	to	6.44%
2019	0.00%	to	0.15%	161	12.62	to	25.70	4,089	1.91%	26.92%	to	27.11%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2023	0.00%	to	0.15%	1,005,542	27.61	to	64.22	59,493,301	0.00%	35.69%	to	35.89%
2022	0.00%	to	0.15%	637,230	20.35	to	47.26	27,425,428	0.32%	-24.76%	to	-24.64%
2021	0.00%	to	0.15%	662,135	27.04	to	62.71	38,525,319	0.00%	22.72%	to	22.90%
2020	0.00%	to	0.15%	467,189	22.03	to	51.03	23,566,935	0.04%	43.33%	to	43.55%
2019	0.00%	to	0.15%	397	15.37	to	35.55	13,936	0.06%	33.78%	to	33.98%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2023	0.00%	to	0.15%	259,092	19.74	to	43.86	9,586,060	1.46%	18.19%	to	18.37%
2022	0.00%	to	0.15%	249,336	16.70	to	37.05	8,742,560	1.87%	-5.31%	to	-5.17%
2021	0.00%	to	0.15%	170,379	17.64	to	39.07	6,165,414	2.66%	25.45%	to	25.64%
2020	0.00%	to	0.15%	105,452	14.06	to	31.10	2,918,766	1.94%	7.43%	to	7.59%
2019	0.00%	to	0.15%	102	13.09	to	28.90	2,909	3.87%	29.49%	to	29.68%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)
2023	0.00%	to	0.15%	518,626	30.48	to	75.24	37,577,455	0.00%	45.09%	to	45.30%
2022	0.00%	to	0.15%	584,995	21.01	to	51.78	27,777,836	0.00%	-38.41%	to	-38.32%
2021	0.00%	to	0.15%	771,116	34.11	to	83.95	59,872,595	0.00%	11.50%	to	11.67%
2020	0.00%	to	0.15%	749,150	30.59	to	75.18	51,854,757	0.00%	67.98%	to	68.23%
2019	0.00%	to	0.15%	720	18.21	to	44.69	31,262	0.00%	40.28%	to	40.49%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2023	0.00%			571,355	17.13			9,786,830	11.24%	10.24%
2022	0.00%	to	0.15%	361,056	10.65	to	15.54	5,607,295	8.29%	-11.81%	to	-11.67%
2021	0.00%			328,936	17.59			5,786,662	3.59%	4.29%
2020	0.00%			594,216	16.87			10,023,455	5.28%	2.42%
2019	0.00%	to	0.15%	942	11.34	to	16.47	15,488	5.53%	14.60%	to	14.77%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2023	0.00%	to	0.15%	6,884,721	10.93	to	13.54	92,699,408	2.73%	5.84%	to	6.00%
2022	0.00%	to	0.15%	6,113,831	10.32	to	12.77	77,582,359	2.19%	-13.34%	to	-13.21%
2021	0.00%	to	0.15%	6,599,667	11.91	to	14.72	96,761,782	1.88%	-1.04%	to	-0.90%
2020	0.00%	to	0.15%	5,801,243	12.04	to	14.85	85,961,238	2.47%	9.00%	to	9.16%
2019	0.00%	to	0.15%	3,120	11.04	to	13.60	42,391	2.90%	9.24%	to	9.40%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2023	0.00%	to	0.15%	394,561	16.93	to	30.55	11,582,582	0.42%	14.63%	to	14.80%
2022	0.00%	to	0.15%	378,867	14.77	to	26.61	9,536,003	0.28%	-15.09%	to	-14.97%
2021	0.00%	to	0.15%	381,280	17.40	to	31.30	11,405,308	0.40%	25.12%	to	25.31%
2020	0.00%	to	0.15%	325,332	13.90	to	24.98	7,956,690	0.40%	17.69%	to	17.87%
2019	0.00%	to	0.15%	323	11.81	to	21.19	6,736	0.68%	22.99%	to	23.17%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2023	0.00%	to	0.15%	475,080	29.49	to	29.66	14,072,055	2.62%	0.55%	to	0.70%
2022	0.00%	to	0.15%	565,587	29.33	to	29.45	16,651,274	2.49%	62.62%	to	62.87%
2021	0.00%	to	0.15%	364,920	18.04	to	18.08	6,597,274	2.60%	54.60%	to	54.83%
2020	0.00%	to	0.15%	53,848	11.67	to	11.68	628,783	2.08%	16.67%	to	16.79%	****
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2023	0.00%	to	0.15%	482,219	15.22	to	20.84	9,894,869	0.78%	20.04%	to	20.22%
2022	0.00%	to	0.15%	354,967	12.68	to	17.33	6,048,948	0.77%	-24.79%	to	-24.68%
2021	0.00%	to	0.15%	407,844	16.86	to	23.01	9,284,082	0.35%	19.21%	to	19.39%
2020	0.00%	to	0.15%	420,265	14.14	to	19.28	8,024,096	0.23%	15.16%	to	15.33%
2019	0.00%	to	0.15%	488	12.28	to	16.71	8,161	1.64%	27.31%	to	27.50%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2023	0.00%	to	0.15%	340,821	12.14	to	24.12	8,064,228	2.18%	10.73%	to	10.89%
2022	0.00%	to	0.15%	383,820	10.96	to	21.75	8,198,241	1.02%	-27.80%	to	-27.69%
2021	0.00%	to	0.15%	485,317	15.19	to	30.08	14,187,285	1.08%	38.44%	to	38.64%
2020	0.00%	to	0.15%	364,928	10.97	to	21.69	7,787,899	1.81%	-6.93%	to	-6.79%
2019	0.00%	to	0.15%	509	11.79	to	23.27	11,702	1.50%	22.76%	to	22.95%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
2023	0.00%	to	0.15%	462,762	19.46	to	41.73	18,245,244	1.18%	19.29%	to	19.47%
2022	0.00%	to	0.15%	421,157	16.31	to	34.93	13,997,346	1.51%	-4.43%	to	-4.29%
2021	0.00%	to	0.15%	303,257	17.07	to	36.49	10,561,391	1.61%	29.52%	to	29.72%
2020	0.00%	to	0.15%	126,669	13.18	to	28.13	3,293,216	1.36%	5.86%	to	6.02%
2019	0.00%	to	0.15%	153	12.45	to	26.53	3,832	1.87%	31.68%	to	31.88%
Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 (FVF202)
2023	0.00%			956	14.52			13,878	3.71%	8.02%
2022	0.00%			956	13.44			12,848	2.21%	-9.76%
2021	0.00%			956	14.89			14,237	0.78%	3.52%
2020	0.00%			1,407	14.39			20,240	0.98%	8.07%
2019	0.00%			1	13.31			19	1.77%	10.16%
Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 (FVF502)
2022	0.00%			59	17.68			1,046	0.31%	-14.04%
2021	0.00%			12,843	20.56			264,092	0.94%	9.88%
2020	0.00%			18,460	18.71			345,465	0.97%	13.89%
2019	0.00%			24	16.43			391	1.47%	17.69%
Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 (FVF602)
2023	0.00%			38,623	22.11			853,864	2.24%	14.08%
2022	0.00%			38,808	19.38			752,086	1.69%	-15.25%
2021	0.00%			39,193	22.87			896,245	0.96%	12.21%
2020	0.00%			39,371	20.38			802,366	0.93%	14.92%
2019	0.00%			53	17.73			942	1.38%	20.25%
Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 (FVF702)
2023	0.00%			83	24.22			2,018	1.92%	15.57%
2022	0.00%			83	20.96			1,747	1.49%	-15.79%
2021	0.00%			83	24.89			2,075	0.90%	14.44%
2020	0.00%			83	21.75			1,805	0.80%	15.94%
2019	0.00%			-	18.76			2	1.23%	22.54%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)
2023	0.00%	to	0.15%	232,272	12.12	to	12.92	2,988,997	3.91%	7.49%	to	7.65%
2022	0.00%	to	0.15%	292,991	11.27	to	12.01	3,504,526	1.89%	-12.39%	to	-12.26%
2021	0.00%	to	0.15%	493,887	12.87	to	13.68	6,730,592	0.73%	2.87%	to	3.03%
2020	0.00%	to	0.15%	629,799	12.51	to	13.28	8,355,075	1.93%	10.12%	to	10.29%
2019	0.00%	to	0.15%	164	11.36	to	12.04	1,972	3.11%	11.47%	to	11.63%
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
2023	0.00%	to	0.15%	739,041	10.77	to	10.78	7,967,900	7.83%	7.71%	to	7.82%	****
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
2023	0.00%	to	0.15%	1,337,122	17.20	to	28.14	36,455,614	0.16%	26.99%	to	27.18%
2022	0.00%	to	0.15%	1,249,400	13.55	to	22.13	26,557,322	0.09%	-26.68%	to	-26.57%
2021	0.00%	to	0.15%	1,231,478	18.48	to	30.13	35,772,586	0.00%	11.94%	to	12.11%
2020	0.00%	to	0.15%	1,188,493	16.50	to	26.88	30,851,198	0.16%	21.73%	to	21.91%
2019	0.00%	to	0.15%	999	13.56	to	22.05	21,059	0.31%	32.73%	to	32.93%
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2023	0.00%	to	0.15%	2,674,101	11.86	to	15.60	41,110,353	4.62%	9.01%	to	9.18%
2022	0.00%	to	0.15%	2,228,813	10.88	to	14.29	31,556,282	3.01%	-11.65%	to	-11.52%
2021	0.00%	to	0.15%	2,869,695	12.31	to	16.15	45,745,934	2.49%	3.38%	to	3.53%
2020	0.00%	to	0.15%	2,531,219	11.91	to	15.60	39,318,963	3.18%	7.00%	to	7.16%
2019	0.00%	to	0.15%	2,315	11.13	to	14.56	33,540	3.26%	10.49%	to	10.66%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2023	0.00%	to	0.15%	126,984	11.66	to	38.78	4,734,701	1.22%	20.43%	to	20.61%
2022	0.00%	to	0.15%	67,260	9.69	to	32.16	2,086,893	2.67%	-7.35%	to	-3.15%
2021	0.00%			895	34.71			31,055	1.25%	33.34%
2020	0.00%			939	26.03			24,440	1.07%	8.02%
2019	0.00%			1	24.10			23	1.38%	34.10%
Fidelity Variable Insurance Products Fund - VIP Target Volatility Portfolio: Service Class 2 (FVTV2)
2023	0.00%			1,485	18.30			27,175	1.78%	13.93%
2022	0.00%			2,020	16.06			32,451	1.71%	-15.65%
2021	0.00%			21,887	19.05			416,855	0.02%	12.03%
2020	0.00%			21,902	17.00			372,327	1.29%	8.99%
2019	0.00%			22	15.60			342	1.11%	18.65%
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2023	0.00%	to	0.15%	1,621,186	12.52	to	26.24	39,976,928	0.00%	9.91%	to	10.08%
2022	0.00%	to	0.15%	1,869,648	11.39	to	23.84	42,567,104	2.11%	-8.30%	to	-8.17%
2021	0.00%	to	0.15%	1,971,648	12.42	to	25.96	49,110,158	0.98%	4.29%	to	4.44%
2020	0.00%	to	0.15%	1,859,877	11.91	to	24.85	44,490,322	2.51%	6.69%	to	6.85%
2019	0.00%	to	0.15%	2,293	11.16	to	23.26	52,158	0.33%	17.20%	to	17.38%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2023	0.00%	to	0.15%	542,174	8.88	to	15.82	8,431,008	0.00%	2.73%	to	2.88%
2022	0.00%	to	0.15%	697,093	8.64	to	15.38	10,596,497	0.00%	-5.09%	to	-4.95%
2021	0.00%	to	0.15%	937,708	9.11	to	16.18	14,990,137	0.00%	-5.14%	to	-4.99%
2020	0.00%	to	0.15%	1,441,573	9.60	to	17.03	24,292,360	8.71%	-5.42%	to	-5.28%
2019	0.00%	to	0.15%	2,529	10.15	to	17.98	45,071	6.79%	1.86%	to	2.01%
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)
2023	0.00%	to	0.15%	192,001	11.92	to	25.59	4,779,470	2.71%	11.26%	to	11.43%
2022	0.00%	to	0.15%	173,545	10.71	to	22.97	3,761,305	2.38%	-26.17%	to	-26.06%
2021	0.00%	to	0.15%	140,513	14.51	to	31.06	4,193,414	0.85%	26.60%	to	26.79%
2020	0.00%	to	0.15%	125,580	11.46	to	24.50	2,926,450	3.03%	-5.53%	to	-5.39%
2019	0.00%			123	25.90			3,197	3.27%	22.19%	to	22.37%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2023	0.00%	to	0.15%	628,131	14.08	to	32.96	19,814,874	5.00%	8.46%	to	8.62%
2022	0.00%	to	0.15%	710,771	12.98	to	30.35	20,328,622	4.42%	-5.62%	to	-5.47%
2021	0.00%	to	0.15%	952,769	13.76	to	32.10	29,042,224	4.87%	16.58%	to	16.75%
2020	0.00%	to	0.15%	817,213	11.80	to	27.50	21,730,983	5.82%	0.54%	to	0.69%
2019	0.00%	to	0.15%	904	11.74	to	27.31	24,000	5.19%	15.88%	to	16.06%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)
2023	0.00%	to	0.15%	82,515	13.56	to	34.07	2,416,983	1.88%	13.29%	to	13.46%
2022	0.00%	to	0.15%	79,574	11.97	to	30.03	2,204,702	1.83%	-7.57%	to	-7.43%
2021	0.00%	to	0.15%	80,484	12.95	to	32.44	2,582,139	2.70%	18.99%	to	19.17%
2020	0.00%	to	0.15%	90,860	10.88	to	27.22	2,462,380	2.63%	-5.19%	to	-5.04%
2019	0.00%	to	0.15%	111	11.48	to	28.67	3,017	1.70%	22.39%	to	22.57%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2023	0.00%	to	0.15%	820,061	20.19	to	24.39	19,572,287	1.08%	11.91%	to	12.08%
2022	0.00%	to	0.15%	623,341	18.04	to	21.77	13,382,387	0.80%	-10.70%	to	-10.57%
2021	0.00%	to	0.15%	603,503	20.21	to	24.34	14,435,492	0.96%	26.60%	to	26.79%
2020	0.00%	to	0.15%	441,656	15.96	to	19.20	8,321,735	1.10%	15.80%	to	15.97%
2019	0.00%	to	0.15%	514	13.78	to	16.55	8,437	1.24%	29.04%	to	29.23%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2023	0.00%	to	0.15%	529,491	10.89	to	20.45	10,375,203	4.53%	8.02%	to	8.18%
2022	0.00%	to	0.15%	486,068	10.08	to	18.90	8,796,168	4.44%	-10.89%	to	-10.75%
2021	0.00%	to	0.15%	517,230	11.31	to	21.18	10,850,995	3.27%	1.96%	to	2.11%
2020	0.00%	to	0.15%	770,634	11.09	to	20.74	15,905,462	5.30%	3.27%	to	3.43%
2019	0.00%	to	0.15%	681	10.74	to	20.05	13,577	4.96%	7.89%	to	8.05%
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
2023	0.00%	to	0.15%	476,315	10.11	to	12.78	6,063,207	2.84%	4.31%	to	4.47%
2022	0.00%	to	0.15%	521,166	9.69	to	12.23	6,360,670	2.40%	-9.89%	to	-9.75%
2021	0.00%	to	0.15%	800,740	10.75	to	13.55	10,712,039	2.22%	-1.97%	to	-1.83%
2020	0.00%	to	0.15%	767,411	10.97	to	13.80	10,432,357	3.86%	3.68%	to	3.83%
2019	0.00%	to	0.15%	763	10.58	to	13.29	10,076	2.70%	5.07%	to	5.23%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2022	0.00%			12,905	12.35			159,439	0.00%	-19.16%
2021	0.00%			12,961	15.28			198,077	0.00%	16.17%
2020	0.00%			13,031	13.16			171,429	0.29%	4.11%
2019	0.00%			13	12.64			166	1.50%	11.94%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)
2023	0.00%	to	0.15%	575,011	11.18	to	11.44	6,439,680	6.80%	7.37%	to	7.53%
2022	0.00%	to	0.15%	555,068	10.40	to	10.65	5,779,587	3.97%	-6.75%	to	-6.61%
2021	0.00%	to	0.15%	429,605	11.13	to	11.42	4,791,700	1.37%	4.50%	to	4.66%
2020	0.00%	to	0.15%	372,742	10.64	to	10.93	3,971,012	1.78%	6.42%	to	6.58%
2019	0.00%	to	0.15%	243	9.98	to	10.27	2,427	2.85%	8.44%	to	8.60%
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2023	0.00%	to	0.15%	2,200,360	12.21	to	14.31	31,342,989	3.37%	10.96%	to	11.12%
2022	0.00%	to	0.15%	1,898,099	11.00	to	12.88	24,362,829	2.20%	-1.00%	to	-0.85%
2021	0.00%	to	0.15%	1,817,705	11.11	to	12.99	23,396,989	2.44%	2.35%	to	2.50%
2020	0.00%	to	0.15%	1,331,332	10.86	to	12.67	16,816,416	5.41%	-0.14%	to	0.01%
2019	0.00%	to	0.15%	1,739	10.87	to	12.67	21,949	5.07%	7.44%	to	7.60%
Guggenheim Variable Funds Trust - Series B (Large Cap Value Series) (GVLCVB)
2023	0.00%			1,019	35.02			35,691	1.70%	9.27%
2022	0.00%			1,078	32.05			34,543	1.31%	-1.32%
2021	0.00%			1,118	32.48			36,328	2.05%	27.03%
2020	0.00%			1,153	25.57			29,481	2.22%	2.21%
2019	0.00%			1	25.02			37	1.78%	21.82%
Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)
2023	0.00%			133,901	21.22			2,841,631	0.11%	22.00%
2022	0.00%			29,434	17.39			511,995	0.00%	-43.01%
2021	0.00%			42,425	30.52			1,294,904	0.00%	25.77%
2020	0.00%			164,212	24.27			3,985,222	0.24%	17.20%
2019	0.00%	to	0.15%	118	12.80	to	20.71	2,426	0.80%	46.93%	to	47.15%
Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)
2023	0.00%			5,767	11.76			67,810	3.45%	3.69%
2022	0.00%			25,626	11.34			290,590	0.73%	0.73%
2021	0.00%			25,838	11.26			290,855	0.00%	0.00%
2020	0.00%			92,205	11.26			1,037,947	0.07%	0.07%
2019	0.00%			144	11.25			1,615	0.87%	-0.43%	to	0.87%
Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)
2023	0.00%	to	0.15%	5,781,673	11.10	to	15.08	86,401,398	3.73%	6.79%	to	6.95%
2022	0.00%	to	0.15%	5,126,246	10.39	to	14.09	71,652,740	2.91%	-16.27%	to	-16.15%
2021	0.00%	to	0.15%	5,442,870	12.41	to	16.81	90,648,878	1.71%	-0.58%	to	-0.43%
2020	0.00%	to	0.15%	5,128,019	12.48	to	16.88	86,059,466	1.85%	14.04%	to	14.21%
2019	0.00%	to	0.15%	3,805	10.95	to	14.78	55,821	2.81%	4.33%	to	4.49%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2023	0.00%	to	0.15%	934,480	0.41	to	2.57	454,781	0.21%	-31.96%	to	-31.85%
2022	0.00%	to	0.15%	9,833,506	0.59	to	3.77	5,906,240	0.00%	34.63%	to	34.84%
2021	0.00%	to	0.15%	237,119	0.44	to	2.80	126,558	0.00%	-25.57%	to	-25.45%
2020	0.00%			181,390	0.59			107,365	0.24%	-38.00%
2019	0.00%	to	0.15%	71	0.95	to	6.08	164	0.33%	-28.94%	to	-28.01%
Rydex Variable Trust - Biotechnology Fund (RBF)
2023	0.00%	to	0.15%	39,477	14.05	to	63.05	1,911,817	0.00%	5.37%	to	5.53%
2022	0.00%	to	0.15%	89,658	13.33	to	59.74	4,400,756	0.00%	-13.44%	to	-13.31%
2021	0.00%	to	0.15%	66,672	15.40	to	68.92	3,489,982	0.00%	1.27%	to	1.42%
2020	0.00%	to	1.30%	74,097	15.21	to	67.95	3,862,239	0.00%	19.75%	to	21.31%
2019	0.00%	to	0.15%	74	12.56	to	56.01	3,247	0.00%	23.06%	to	24.67%
Rydex Variable Trust - Banking Fund (RBKF)
2023	0.00%	to	0.15%	137,038	10.58	to	12.07	1,452,205	2.25%	2.81%	to	2.97%
2022	0.00%	to	0.15%	101,928	10.28	to	11.74	1,051,483	1.01%	-17.14%	to	-17.02%
2021	0.00%	to	1.30%	246,055	10.48	to	14.17	3,051,568	0.52%	31.77%	to	33.49%
2020	0.00%	to	0.15%	152,240	9.28	to	10.63	1,429,957	2.46%	-8.60%	to	-8.46%
2019	0.00%			184	10.13			1,867	0.60%	26.73%	to	28.39%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2023	0.00%	to	0.15%	50,417	16.39	to	34.66	1,688,439	0.00%	8.81%	to	8.97%
2022	0.00%	to	0.15%	75,734	15.07	to	31.80	2,354,909	0.48%	-9.78%	to	-9.65%
2021	0.00%	to	0.15%	64,583	16.70	to	35.20	2,202,902	0.56%	22.75%	to	22.94%
2020	0.00%	to	0.15%	50,325	13.60	to	28.63	1,433,482	1.79%	19.57%	to	19.75%
2019	0.00%	to	0.15%	40	11.38	to	23.91	943	0.00%	19.86%	to	21.43%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2023	0.00%	to	0.15%	70,274	12.74	to	38.81	2,441,815	1.37%	-3.45%	to	-3.30%
2022	0.00%	to	0.15%	104,781	13.19	to	40.14	3,763,487	0.72%	-1.06%	to	-0.91%
2021	0.00%	to	0.15%	179,476	13.33	to	40.50	6,820,481	0.95%	10.45%	to	10.62%
2020	0.00%	to	0.15%	154,023	12.07	to	36.62	5,546,233	1.18%	7.41%	to	7.58%
2019	0.00%	to	0.15%	272	11.24	to	34.04	8,887	0.90%	20.75%	to	22.33%
Rydex Variable Trust - Electronics Fund (RELF)
2023	0.00%	to	1.30%	180,688	36.57	to	83.77	13,302,957	0.00%	52.76%	to	54.75%
2022	0.00%	to	0.15%	141,451	23.67	to	54.13	6,654,454	0.00%	-32.80%	to	-32.70%
2021	0.00%	to	1.30%	87,006	35.22	to	80.43	5,424,646	0.00%	36.47%	to	38.25%
2020	0.00%	to	1.30%	68,291	25.51	to	58.18	3,833,459	0.00%	53.95%	to	55.96%
2019	0.00%	to	1.30%	108	16.38	to	37.30	3,891	0.00%	57.23%	to	59.28%
Rydex Variable Trust - Energy Fund (RENF)
2023	0.00%	to	1.30%	488,136	12.60	to	17.18	8,058,006	4.41%	0.30%	to	1.61%
2022	0.00%	to	1.30%	672,753	12.42	to	17.13	10,754,951	0.78%	46.38%	to	48.29%
2021	0.00%	to	1.30%	532,010	8.39	to	11.70	5,774,038	0.74%	48.52%	to	50.46%
2020	0.00%	to	0.15%	225,570	5.58	to	7.41	1,584,773	1.85%	-34.27%	to	-34.17%
2019	0.00%	to	1.30%	337	8.49	to	12.12	3,737	0.19%	5.43%	to	6.81%
Rydex Variable Trust - Energy Services Fund (RESF)
2023	0.00%	to	0.15%	344,599	5.89	to	6.11	2,094,685	0.00%	4.28%	to	4.44%
2022	0.00%	to	1.30%	2,200,196	5.64	to	5.85	12,856,254	0.00%	40.73%	to	42.56%
2021	0.00%	to	0.15%	346,096	3.97	to	4.10	1,411,803	0.09%	17.33%	to	17.50%
2020	0.00%	to	0.15%	367,858	3.38	to	3.49	1,276,935	0.59%	-37.43%	to	-37.33%
2019	0.00%	to	0.15%	173	5.40	to	5.57	962	0.00%	-1.35%	to	-0.07%
Rydex Variable Trust - Financial Services Fund (RFSF)
2023	0.00%	to	0.15%	301,918	15.75	to	20.70	6,204,721	0.00%	13.73%	to	13.90%
2022	0.00%	to	0.15%	130,528	13.85	to	18.17	2,329,654	0.45%	-18.24%	to	-18.11%
2021	0.00%	to	1.30%	339,417	16.94	to	22.19	7,470,443	0.30%	33.52%	to	35.26%
2020	0.00%	to	0.15%	187,237	12.54	to	16.40	3,052,122	1.47%	-0.26%	to	-0.11%
2019	0.00%	to	0.15%	212	12.57	to	16.42	3,455	1.04%	26.42%	to	28.08%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Health Care Fund (RHCF)
2023	0.00%	to	1.30%	71,658	17.49	to	49.46	3,313,099	0.00%	3.67%	to	5.03%
2022	0.00%	to	1.30%	100,795	16.68	to	47.09	4,403,749	0.00%	-13.14%	to	-12.00%
2021	0.00%	to	1.30%	155,800	18.98	to	53.52	7,541,472	0.00%	17.30%	to	18.84%
2020	0.00%	to	1.30%	91,516	16.00	to	45.03	3,551,771	0.00%	17.15%	to	18.68%
2019	0.00%	to	1.30%	64	13.50	to	37.95	2,221	0.00%	20.98%	to	22.57%
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2023	0.00%	to	0.15%	494,525	11.61	to	13.55	6,695,558	4.28%	12.52%	to	12.69%
2022	0.00%	to	0.15%	157,701	10.32	to	12.02	1,892,059	0.88%	-11.61%	to	-11.48%
2021	0.00%	to	0.15%	156,599	11.67	to	13.58	2,117,401	0.00%	1.54%	to	1.69%
2020	0.00%	to	0.15%	446,863	11.49	to	13.36	5,964,570	5.39%	-0.62%	to	-0.47%
2019	0.00%	to	0.15%	157	11.57	to	13.42	2,092	3.90%	13.67%	to	13.84%
Rydex Variable Trust - Internet Fund (RINF)
2023	0.00%	to	0.15%	61,574	17.33	to	59.71	3,676,354	0.00%	47.16%	to	47.38%
2022	0.00%			27,907	40.51			1,121,656	0.00%	-44.84%
2021	0.00%			30,155	73.44			2,214,662	0.00%	-4.66%
2020	0.00%	to	1.30%	44,197	57.32	to	77.03	3,384,444	0.00%	58.14%	to	60.21%
2019	0.00%	to	0.15%	30	14.04	to	48.08	1,365	0.00%	23.84%	to	25.46%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2023	0.00%	to	0.15%	113,164	4.05	to	10.07	456,685	0.00%	4.08%	to	4.23%
2022	0.00%	to	0.15%	320,123	3.89	to	9.68	1,244,773	0.00%	45.99%	to	46.21%
2021	0.00%			687,627	2.66			1,827,190	0.00%	0.97%
2020	0.00%	to	0.15%	642,602	2.63	to	6.58	1,728,229	0.28%	-21.21%	to	-21.09%
2019	0.00%			309	3.34			1,032	0.00%	-14.41%	to	-13.29%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2023	0.00%			26,830	14.31			383,987	0.19%	20.09%
2022	0.00%			97,181	11.92			1,158,133	0.00%	-13.07%
2021	0.00%			3,292	13.71			45,126	0.28%	18.71%
2020	0.00%			67,571	11.55			780,337	0.64%	0.24%
2019	0.00%			124	11.52			1,429	2.09%	26.77%	to	28.43%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2023	0.00%	to	0.15%	21,051	13.14	to	24.73	520,583	0.12%	34.26%	to	34.46%
2022	0.00%			8,802	18.39			161,886	0.00%	-42.99%
2021	0.00%			5,950	32.26			191,945	0.00%	-14.09%
2020	0.00%			11,422	37.55			428,938	0.74%	40.46%
2019	0.00%	to	0.15%	5	14.29	to	26.74	129	1.60%	37.23%	to	39.03%
Rydex Variable Trust - Leisure Fund (RLF)
2023	0.00%	to	0.15%	56,244	12.84	to	33.83	1,746,217	0.00%	22.30%	to	22.49%
2022	0.00%			31,309	27.62			864,655	0.00%	-27.56%
2021	0.00%			35,751	38.13			1,363,045	0.00%	0.92%
2020	0.00%	to	0.15%	195,451	14.40	to	37.78	7,103,841	0.00%	20.83%	to	21.01%
2019	0.00%			98	31.22			3,066	0.16%	27.61%	to	29.28%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2023	0.00%	to	0.15%	3,347	16.98	to	57.72	192,925	0.00%	18.66%	to	18.84%
2022	0.00%			14,790	48.57			718,358	0.00%	-23.20%
2021	0.00%			3,576	63.24			226,126	0.00%	35.25%
2020	0.00%			2,154	46.76			100,720	0.28%	10.69%
2019	0.00%	to	1.30%	9	42.24	to	57.82	375	0.28%	34.35%	to	36.11%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2023	0.00%	to	0.15%	11,521	13.96	to	38.39	442,101	0.00%	19.60%	to	19.78%
2022	0.00%	to	0.15%	10,556	11.67	to	32.05	338,154	0.00%	-33.56%	to	-33.46%
2021	0.00%			9,610	48.16			462,860	0.06%	19.00%
2020	0.00%			52,796	40.47			2,136,877	0.00%	20.04%
2019	0.00%			2	33.72			59	0.00%	33.62%	to	35.37%
Rydex Variable Trust - Nova Fund (RNF)
2023	0.00%	to	0.15%	255,121	24.68	to	67.10	16,906,143	0.00%	34.87%	to	35.07%
2022	0.00%	to	0.15%	25,286	18.30	to	49.68	1,255,984	0.31%	-30.37%	to	-30.26%
2021	0.00%	to	1.30%	461,540	26.28	to	71.24	32,636,025	0.33%	40.35%	to	42.18%
2020	0.00%	to	0.15%	499,184	18.51	to	50.10	24,915,713	0.84%	19.85%	to	20.03%
2019	0.00%	to	1.30%	337	15.45	to	41.74	13,965	0.52%	43.17%	to	45.04%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2023	0.00%	to	1.30%	372,110	27.72	to	104.91	35,490,585	0.00%	51.25%	to	53.22%
2022	0.00%	to	1.30%	185,313	18.12	to	68.47	12,056,260	0.00%	-34.99%	to	-34.14%
2021	0.00%	to	1.30%	365,374	27.56	to	103.96	37,377,541	0.00%	23.92%	to	25.54%
2020	0.00%	to	1.30%	352,946	21.98	to	83.70	28,369,773	0.38%	43.09%	to	44.96%
2019	0.00%	to	1.30%	338	15.19	to	58.50	18,018	0.11%	35.09%	to	36.86%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2023	0.00%	to	0.15%	1,260,220	14.87	to	15.28	19,255,149	0.17%	3.67%	to	3.83%
2022	0.00%	to	0.15%	642,774	14.35	to	14.72	9,457,168	0.38%	-11.22%	to	-11.08%
2021	0.00%	to	0.15%	204,167	16.16	to	16.55	3,378,805	3.91%	-9.33%	to	-9.19%
2020	0.00%	to	1.30%	201,578	14.10	to	18.23	3,668,986	4.75%	32.57%	to	34.30%
2019	0.00%	to	0.15%	298	13.29	to	13.57	4,045	0.00%	50.23%	to	52.20%
Rydex Variable Trust - Real Estate Fund (RREF)
2023	0.00%	to	0.15%	39,815	11.87	to	21.94	866,603	1.55%	10.16%	to	10.32%
2022	0.00%	to	0.15%	27,490	10.78	to	19.89	536,111	0.65%	-27.50%	to	-27.40%
2021	0.00%	to	0.15%	172,344	14.87	to	27.39	4,694,629	0.81%	33.87%	to	34.07%
2020	0.00%	to	0.15%	27,330	11.11	to	20.43	547,602	1.65%	-5.96%	to	-5.82%
2019	0.00%	to	0.15%	54	11.81	to	21.69	1,122	1.40%	22.83%	to	24.43%
Rydex Variable Trust - Retailing Fund (RRF)
2023	0.00%	to	0.15%	20,606	17.71	to	43.09	819,103	0.00%	16.38%	to	16.56%
2022	0.00%	to	0.15%	17,855	15.22	to	36.97	599,728	0.00%	-26.63%	to	-26.52%
2021	0.00%	to	0.15%	64,015	20.74	to	50.32	3,136,220	0.00%	11.58%	to	11.75%
2020	0.00%	to	0.15%	71,281	18.59	to	45.03	3,120,108	0.00%	43.45%	to	43.67%
2019	0.00%			14	31.34			429	0.00%	22.87%	to	24.48%
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
2023	0.00%	to	0.15%	100,623	12.98	to	21.74	2,140,431	0.26%	12.59%	to	12.75%
2022	0.00%	to	0.15%	98,462	11.53	to	19.28	1,833,447	0.55%	-14.52%	to	-14.39%
2021	0.00%	to	0.15%	102,996	13.49	to	22.52	2,265,963	0.67%	23.61%	to	23.80%
2020	0.00%	to	0.15%	71,051	10.91	to	18.19	1,265,781	0.85%	4.77%	to	4.93%
2019	0.00%	to	0.15%	133	10.42	to	17.34	2,268	0.56%	4.18%	to	5.54%
Rydex Variable Trust - Technology Fund (RTEC)
2023	0.00%	to	0.15%	103,678	27.19	to	68.72	6,908,203	0.00%	48.79%	to	49.01%
2022	0.00%	to	0.15%	51,396	18.28	to	46.12	2,266,228	0.00%	-36.35%	to	-36.25%
2021	0.00%	to	0.15%	113,450	28.71	to	72.34	7,903,899	0.00%	20.32%	to	20.50%
2020	0.00%	to	0.15%	71,420	23.86	to	60.04	4,035,227	0.00%	49.02%	to	49.25%
2019	0.00%	to	0.15%	153	16.01	to	40.23	6,066	0.00%	37.94%	to	39.75%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2023	0.00%	to	0.15%	69,491	10.41	to	15.15	1,052,773	0.53%	6.14%	to	6.30%
2022	0.00%			73,548	14.25			1,048,229	0.83%	-25.85%
2021	0.00%			288,789	19.22			5,550,702	0.62%	8.98%
2020	0.00%			104,310	17.64			1,839,640	0.52%	9.49%
2019	0.00%			89	16.11			1,439	0.00%	11.75%	to	13.21%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2023	0.00%	to	0.15%	241,617	27.97	to	82.77	19,000,478	0.08%	44.82%	to	45.04%
2022	0.00%	to	0.15%	147,322	19.31	to	57.07	7,883,028	0.00%	-39.86%	to	-39.77%
2021	0.00%	to	1.30%	626,897	32.11	to	94.75	59,059,626	0.00%	56.25%	to	58.29%
2020	0.00%	to	1.30%	352,232	20.32	to	59.86	20,879,682	1.17%	16.57%	to	18.10%
2019	0.00%	to	1.30%	342	17.23	to	50.69	17,090	0.00%	60.42%	to	62.52%
Rydex Variable Trust - Transportation Fund (RTRF)
2023	0.00%	to	0.15%	63,998	15.70	to	42.26	2,704,746	0.00%	24.30%	to	24.48%
2022	0.00%			20,942	33.95			710,990	0.00%	-35.03%
2021	0.00%			45,725	52.25			2,389,178	0.00%	22.17%
2020	0.00%			80,158	42.77			3,428,205	0.07%	40.62%
2019	0.00%			47	30.41			1,431	0.00%	20.66%	to	22.24%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2023	0.00%	to	0.15%	229,281	1.10	to	3.95	257,442	0.91%	-15.08%	to	-14.95%
2022	0.00%	to	0.15%	2,616,480	1.29	to	4.65	3,432,642	0.00%	16.42%	to	16.59%
2021	0.00%	to	0.15%	242,934	1.11	to	4.00	287,633	0.00%	-24.55%	to	-24.44%
2020	0.00%	to	0.15%	271,405	1.47	to	5.30	408,759	0.37%	-25.14%	to	-25.02%
2019	0.00%	to	0.15%	185	1.96	to	7.08	403	0.40%	-23.91%	to	-22.91%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2023	0.00%	to	0.15%	153,526	7.78	to	14.19	2,173,127	2.88%	-1.19%	to	-1.04%
2022	0.00%	to	0.15%	191,483	7.88	to	14.34	2,731,787	1.39%	-40.92%	to	-40.83%
2021	0.00%			187,999	24.24			4,557,030	0.33%	-7.49%
2020	0.00%			149,633	26.20			3,920,866	0.13%	21.96%
2019	0.00%			110	21.48			2,358	1.20%	15.27%	to	16.78%
Rydex Variable Trust - Utilities Fund (RUTL)
2023	0.00%	to	0.15%	147,181	13.09	to	30.69	4,482,441	1.45%	-7.26%	to	-7.12%
2022	0.00%	to	1.30%	244,861	14.12	to	33.05	8,058,645	0.74%	-0.26%	to	1.04%
2021	0.00%	to	0.15%	156,302	13.99	to	32.71	5,092,801	1.42%	14.35%	to	14.52%
2020	0.00%			138,089	28.56			3,944,013	2.05%	-5.13%
2019	0.00%	to	1.30%	150	12.92	to	30.11	4,513	0.27%	17.48%	to	19.01%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2023	0.00%	to	0.15%	417,035	11.89	to	12.46	5,166,150	2.87%	4.21%	to	4.37%
2022	0.00%	to	0.15%	509,402	11.41	to	11.94	6,052,218	1.06%	-3.54%	to	-3.40%
2021	0.00%	to	0.15%	426,371	11.83	to	12.36	5,238,181	0.00%	7.94%	to	8.10%
2020	0.00%	to	0.15%	374,331	10.96	to	11.44	4,254,805	1.84%	7.23%	to	7.39%
2019	0.00%	to	0.15%	220	10.22	to	10.65	2,341	2.39%	4.86%	to	5.01%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2023	0.00%	to	0.15%	596,169	3.48	to	13.58	2,094,468	9.12%	-6.38%	to	-6.24%
2022	0.00%	to	0.15%	1,515,279	3.72	to	14.50	5,714,613	4.95%	22.70%	to	22.88%
2021	0.00%	to	0.15%	1,073,485	3.02	to	11.82	3,253,235	0.00%	39.34%	to	39.54%
2020	0.00%			856,462	2.17			1,855,560	1.27%	-22.72%
2019	0.00%	to	0.15%	522	2.80	to	10.99	1,471	1.26%	15.08%	to	15.25%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2023	0.00%	to	0.15%	238,256	49.73	to	386.90	83,975,951	0.00%	115.81%	to	116.13%
2022	0.00%	to	0.15%	122,275	23.04	to	179.01	20,183,476	0.00%	-61.10%	to	-61.04%
2021	0.00%	to	1.30%	152,812	59.24	to	459.49	65,822,355	0.00%	51.47%	to	53.45%
2020	0.00%	to	1.30%	205,023	38.66	to	299.44	57,473,407	0.27%	84.46%	to	86.87%
2019	0.00%	to	1.30%	285	20.72	to	160.24	44,371	0.20%	78.17%	to	80.50%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2023	0.00%			6,481,440	0.08			507,525	0.16%	-18.25%
2022	0.00%	to	0.15%	10,199,508	0.10	to	1.64	980,713	0.00%	4.91%	to	5.06%
2021	0.00%			3,828,033	0.09			349,028	0.00%	-35.33%
2020	0.00%	to	0.15%	6,775,205	0.14	to	2.43	956,250	0.84%	-45.84%	to	-45.76%
2019	0.00%	to	0.15%	398	0.26	to	4.48	106	0.00%	-36.92%	to	-36.10%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2023	0.00%	to	0.15%	40,666	0.91	to	4.54	39,908	0.26%	-9.18%	to	-9.04%
2022	0.00%	to	0.15%	101,350	1.00	to	5.00	105,565	0.00%	8.90%	to	9.07%
2021	0.00%			13	0.92			12	0.00%	-23.23%
2020	0.00%			13	1.20			16	0.72%	-24.89%
2019	0.00%	to	0.15%	19	1.60	to	7.99	69	0.20%	-21.34%	to	-20.31%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2023	0.00%	to	0.15%	281,922	0.84	to	4.65	238,502	0.00%	-11.36%	to	-11.23%
2022	0.00%	to	0.15%	1,396,209	0.94	to	5.25	1,321,123	0.00%	17.19%	to	17.36%
2021	0.00%			27,715	0.80			22,279	0.00%	-18.48%
2020	0.00%	to	0.15%	52,233	0.99	to	5.50	61,552	0.46%	-30.91%	to	-30.81%
2019	0.00%	to	0.15%	102	1.43	to	7.96	221	0.63%	-21.64%	to	-20.62%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2023	0.00%	to	0.15%	87,273	16.65	to	44.10	3,802,756	0.00%	6.31%	to	6.47%
2022	0.00%			51,974	41.42			2,152,854	0.00%	-28.35%
2021	0.00%	to	0.15%	227,643	21.89	to	57.81	13,125,861	0.00%	27.40%	to	27.59%
2020	0.00%	to	1.30%	139,417	17.19	to	45.31	6,288,423	0.00%	25.68%	to	27.32%
2019	0.00%	to	1.30%	188	29.53	to	35.59	6,699	0.00%	24.96%	to	26.60%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2023	0.00%	to	1.30%	117,628	14.68	to	35.05	4,019,966	0.89%	4.92%	to	6.29%
2022	0.00%	to	1.30%	362,535	13.84	to	32.98	11,302,036	0.64%	-3.81%	to	-2.55%
2021	0.00%	to	1.30%	266,052	14.22	to	33.84	8,816,048	0.57%	30.61%	to	32.32%
2020	0.00%	to	1.30%	197,016	10.76	to	25.58	4,850,228	1.70%	-11.72%	to	-10.56%
2019	0.00%	to	1.30%	120	12.05	to	28.60	3,208	0.76%	21.68%	to	23.27%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2023	0.00%	to	0.15%	108,084	24.81	to	84.95	8,652,389	0.27%	23.38%	to	23.57%
2022	0.00%	to	0.15%	36,710	20.11	to	68.75	2,498,137	0.00%	-20.61%	to	-20.49%
2021	0.00%	to	1.30%	116,316	25.33	to	86.47	8,997,376	0.00%	38.79%	to	40.60%
2020	0.00%	to	1.30%	32,483	18.04	to	61.50	1,517,651	0.75%	0.42%	to	1.73%
2019	0.00%	to	1.30%	55	17.76	to	60.45	2,720	0.84%	45.56%	to	47.47%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2023	0.00%	to	1.30%	25,849	13.96	to	41.58	1,028,661	0.00%	13.20%	to	14.68%
2022	0.00%	to	1.30%	122,607	12.20	to	36.25	4,409,904	0.00%	-23.62%	to	-22.62%
2021	0.00%	to	1.30%	138,462	15.78	to	46.85	6,440,511	0.00%	10.76%	to	12.21%
2020	0.00%	to	1.30%	168,943	14.09	to	41.75	7,030,845	0.00%	28.78%	to	30.47%
2019	0.00%	to	1.30%	36	10.81	to	32.00	1,141	0.00%	13.92%	to	15.41%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2023	0.00%	to	0.15%	99,702	18.88	to	45.72	4,526,139	0.00%	27.63%	to	27.83%
2022	0.00%	to	0.15%	101,061	14.80	to	35.77	3,589,879	0.65%	-5.36%	to	-5.22%
2021	0.00%	to	0.15%	104,465	15.63	to	37.74	3,926,603	0.07%	31.05%	to	31.25%
2020	0.00%			241,927	28.75			6,955,547	0.25%	7.42%
2019	0.00%	to	0.15%	34	11.12	to	26.77	918	0.00%	20.88%	to	22.46%
Rydex Variable Trust - Global Managed Futures Fund (RVMFU)
2023	0.00%	to	0.15%	788,866	8.92	to	12.30	7,046,776	3.63%	3.65%	to	3.80%
2022	0.00%	to	0.15%	989,478	8.60	to	11.87	8,511,627	2.85%	11.12%	to	11.28%
2021	0.00%	to	0.15%	367,846	7.72	to	10.68	2,846,643	0.00%	0.79%	to	0.94%
2020	0.00%	to	0.15%	504,081	7.65	to	10.60	3,871,037	4.51%	2.44%	to	2.60%
2019	0.00%			423	7.46			3,155	0.89%	7.98%	to	8.14%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2023	0.00%	to	0.15%	57,077	12.58	to	34.93	1,936,741	0.09%	17.30%	to	17.47%
2022	0.00%	to	0.15%	48,266	10.72	to	29.73	1,422,883	0.00%	-30.00%	to	-29.90%
2021	0.00%	to	0.15%	117,314	15.32	to	42.41	4,958,312	0.00%	18.98%	to	19.16%
2020	0.00%	to	1.30%	159,696	31.10	to	35.59	5,681,846	0.00%	14.26%	to	15.76%
2019	0.00%	to	1.30%	116	27.22	to	30.75	3,576	0.00%	11.12%	to	12.57%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2023	0.00%	to	0.15%	167,562	15.21	to	31.50	5,274,269	0.00%	20.88%	to	21.06%
2022	0.00%	to	0.15%	119,651	12.58	to	26.02	3,111,147	0.00%	-8.37%	to	-8.24%
2021	0.00%	to	1.30%	236,701	13.73	to	28.35	6,615,264	0.00%	41.56%	to	43.41%
2020	0.00%	to	0.15%	117,300	9.59	to	19.77	2,317,624	0.00%	-6.11%	to	-5.97%
2019	0.00%	to	0.15%	143	10.22	to	21.03	3,013	0.21%	19.12%	to	20.68%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2023	0.00%	to	0.15%	38,277	9.80	to	11.38	375,445	0.15%	1.03%	to	1.18%
2022	0.00%	to	0.15%	183,762	9.69	to	11.26	1,780,100	0.00%	15.50%	to	15.67%
2021	0.00%	to	0.15%	272,623	8.37	to	9.75	2,280,743	0.00%	10.93%	to	11.10%
2020	0.00%	to	0.15%	83,220	7.54	to	8.79	627,958	0.44%	-14.16%	to	-14.03%
2019	0.00%			64	8.77			563	0.76%	4.46%	to	4.61%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2023	0.00%	to	0.15%	62,740	5.24	to	7.42	328,559	0.04%	2.69%	to	2.85%
2022	0.00%	to	0.15%	36,181	5.09	to	7.23	184,231	0.00%	-18.58%	to	-18.45%
2021	0.00%			66,160	6.24			413,118	0.00%	-13.97%
2020	0.00%			160,195	7.26			1,162,708	0.17%	9.69%
2019	0.00%	to	0.15%	25	6.62	to	9.44	164	0.45%	-4.99%	to	-4.85%
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2023	0.00%			2,887	23.69			68,397	2.69%	12.28%
2022	0.00%			3,114	21.10			65,695	2.11%	-9.12%
2021	0.00%			3,719	23.22			86,351	1.42%	21.74%
2020	0.00%			5,360	19.07			102,220	2.98%	6.65%
2019	0.00%			6	17.88			104	2.60%	21.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2023	0.00%	to	0.15%	95,653	19.17	to	39.74	3,651,776	1.41%	26.22%	to	26.41%
2022	0.00%	to	0.15%	57,452	15.18	to	31.44	1,713,161	0.37%	-27.89%	to	-27.78%
2021	0.00%	to	0.15%	58,190	21.06	to	43.53	2,405,373	0.46%	13.52%	to	13.69%
2020	0.00%	to	0.15%	55,417	18.55	to	38.29	2,060,468	1.32%	31.91%	to	32.10%
2019	0.00%	to	0.15%	53	14.06	to	28.98	1,507	0.80%	32.50%	to	32.70%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2023	0.00%	to	0.15%	256,782	12.19	to	18.37	4,638,675	5.33%	11.86%	to	12.02%
2022	0.00%	to	0.15%	201,008	10.90	to	16.40	3,220,047	6.16%	-9.83%	to	-9.70%
2021	0.00%	to	0.15%	393,602	12.09	to	18.16	7,059,257	3.69%	5.25%	to	5.41%
2020	0.00%	to	0.15%	485,614	11.48	to	17.23	8,297,457	6.97%	4.48%	to	4.64%
2019	0.00%	to	0.15%	561	10.99	to	16.47	9,162	6.97%	11.54%	to	11.71%
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2023	0.00%	to	0.15%	33,062	14.52	to	29.24	958,285	1.29%	10.12%	to	10.29%
2022	0.00%	to	0.15%	37,181	13.19	to	26.51	951,452	0.71%	-3.88%	to	-3.74%
2021	0.00%	to	0.15%	31,291	13.72	to	27.54	822,669	0.66%	25.99%	to	26.18%
2020	0.00%	to	0.15%	39,700	10.89	to	21.82	860,257	1.04%	-1.12%	to	-0.97%
2019	0.00%	to	0.15%	30	11.01	to	22.04	650	0.78%	22.39%	to	22.58%
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2023	0.00%			54	35.45			1,922	1.41%	21.01%
2022	0.00%			54	29.29			1,589	0.31%	-26.61%
2021	0.00%			55	39.92			2,184	0.39%	6.54%
2020	0.00%			55	37.47			2,061	1.30%	31.82%
2019	0.00%			-	28.42			2	0.63%	25.68%
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2023	0.00%			38,262	54.18			2,073,001	1.52%	39.91%
2022	0.00%			28,555	38.72			1,105,734	0.43%	-30.69%
2021	0.00%			23,553	55.87			1,315,931	0.55%	27.77%
2020	0.00%			29,771	43.73			1,301,778	1.23%	37.87%
2019	0.00%			58	31.72			1,850	1.97%	33.92%
Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)
2023	0.00%	to	0.15%	429,536	18.90	to	39.32	16,279,885	1.61%	12.19%	to	12.36%
2022	0.00%	to	0.15%	546,091	16.84	to	35.00	18,095,990	1.91%	0.97%	to	1.12%
2021	0.00%	to	0.15%	216,097	16.68	to	34.61	7,188,317	2.23%	33.16%	to	33.36%
2020	0.00%	to	0.15%	130,661	12.53	to	25.95	3,253,024	1.93%	-1.00%	to	-0.85%
2019	0.00%	to	0.15%	152	12.65	to	26.17	3,839	1.86%	25.11%	to	25.30%
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2023	0.00%	to	0.15%	58,510	16.57	to	35.19	1,981,348	1.28%	12.49%	to	12.66%
2022	0.00%	to	0.15%	85,097	14.73	to	31.24	2,588,998	1.65%	-5.89%	to	-5.75%
2021	0.00%	to	0.15%	108,278	15.65	to	33.15	3,524,322	1.86%	28.31%	to	28.51%
2020	0.00%	to	0.15%	101,254	12.20	to	25.79	2,569,295	2.10%	1.94%	to	2.09%
2019	0.00%	to	0.15%	153	11.97	to	25.26	3,815	1.85%	25.00%	to	25.19%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2023	0.00%	to	0.15%	21,732	17.75	to	36.27	762,759	0.65%	23.18%	to	23.36%
2022	0.00%	to	0.15%	18,724	14.41	to	29.40	519,069	0.38%	-20.67%	to	-20.55%
2021	0.00%	to	0.15%	109,609	18.16	to	37.00	4,035,983	0.76%	27.55%	to	27.74%
2020	0.00%	to	0.15%	45,667	14.24	to	28.97	1,310,939	0.87%	13.68%	to	13.85%
2019	0.00%			82	25.44			2,068	1.24%	27.30%	to	28.96%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2023	0.00%	to	1.30%	283,110	12.01	to	26.25	7,409,274	0.71%	8.76%	to	10.18%
2022	0.00%	to	1.30%	835,555	19.97	to	23.83	19,910,210	2.86%	-10.72%	to	-9.55%
2021	0.00%	to	1.30%	321,530	22.37	to	26.35	8,470,900	5.56%	3.03%	to	4.38%
2020	0.00%	to	1.30%	363,353	21.71	to	25.24	9,170,931	7.41%	1.98%	to	3.32%
2019	0.00%	to	1.30%	272	21.29	to	24.43	6,655	8.27%	12.04%	to	13.51%
Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)
2023	0.00%	to	0.15%	249,907	14.04	to	17.24	4,297,263	0.16%	17.97%	to	18.15%
2022	0.00%	to	0.15%	242,008	11.90	to	14.59	3,465,245	1.30%	-18.43%	to	-18.31%
2021	0.00%	to	0.15%	324,423	14.59	to	17.86	5,783,149	1.18%	5.73%	to	5.89%
2020	0.00%	to	0.15%	282,110	13.80	to	16.87	4,741,689	2.75%	13.82%	to	14.00%
2019	0.00%	to	0.15%	396	12.12	to	14.80	5,850	1.26%	28.38%	to	28.57%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares (IN1BD2)
2023	0.00%			44,346	11.31			501,730	0.00%	13.14%			****
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares (IN1BJ2)
2023	0.00%	to	0.15%	57,206	12.41	to	12.43	710,952	0.00%	24.11%	to	24.28%	****
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares (IN1BM2)
2023	0.00%	to	0.15%	123,203	12.21	to	12.22	1,505,766	0.00%	22.08%	to	22.24%	****
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares (IN1BS2)
2023	0.00%			25,167	12.22			307,542	0.00%	22.20%			****
Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares (IS5D2)
2023	0.00%			89,714	11.24			1,008,332	0.00%	12.39%			****
Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares (IS5J2)
2023	0.00%	to	0.15%	89,236	11.26	to	11.27	1,005,999	0.00%	12.58%	to	12.73%	****
Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares (IS5M2)
2023	0.00%	to	0.15%	459,079	11.44	to	11.45	5,256,725	0.00%	14.36%	to	14.51%	****
Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares (IS5S2)
2023	0.00%	to	0.15%	288,442	11.37	to	11.39	3,284,404	0.00%	13.73%	to	13.88%	****
Invesco - Invesco V.I. American Value Fund: Series II Shares (IVAVS2)
2023	0.00%	to	0.15%	894	11.74	to	11.79	2	0.30%	15.12%	to	15.29%
2022	0.00%			4,418	10.22			45,173	0.30%	-2.86%
2021	0.00%			7,134	10.53			75,092	0.24%	5.25%			****
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2023	0.00%	to	0.15%	543,224	12.41	to	15.27	8,256,545	0.00%	6.24%	to	6.40%
2022	0.00%	to	0.15%	420,312	11.68	to	14.35	6,012,799	6.84%	-14.64%	to	-14.52%
2021	0.00%	to	0.15%	510,601	13.68	to	16.79	8,546,111	2.90%	9.10%	to	9.26%
2020	0.00%	to	0.15%	549,017	12.54	to	15.37	8,361,239	7.54%	9.82%	to	9.99%
2019	0.00%	to	0.15%	643	11.42	to	13.97	8,942	0.00%	14.71%	to	14.88%
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)
2023	0.00%			183,671	10.02			1,840,196	2.29%	5.85%
2022	0.00%			241,428	9.47			2,285,222	0.44%	-5.35%			****
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
2023	0.00%	to	0.15%	1,995,494	10.95	to	11.68	23,237,653	2.41%	5.98%	to	6.14%
2022	0.00%	to	0.15%	2,085,653	10.34	to	11.00	22,904,967	0.61%	-14.66%	to	-14.54%
2021	0.00%	to	0.15%	1,958,374	12.11	to	12.88	25,178,068	1.57%	-0.80%	to	-0.66%
2020	0.00%	to	0.15%	1,534,952	12.21	to	12.96	19,865,535	2.06%	9.56%	to	9.72%
2019	0.00%	to	0.15%	990	11.14	to	11.81	11,669	3.80%	10.90%	to	11.06%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2023	0.00%	to	0.15%	426,232	15.49	to	30.40	12,661,753	1.68%	8.88%	to	9.04%
2022	0.00%	to	0.15%	612,503	14.23	to	27.88	16,853,962	2.03%	-1.83%	to	-1.68%
2021	0.00%	to	0.15%	523,291	14.49	to	28.36	14,542,019	2.20%	18.72%	to	18.89%
2020	0.00%	to	0.15%	490,530	12.21	to	23.85	11,451,294	2.83%	-0.01%	to	0.14%
2019	0.00%	to	0.15%	763	12.21	to	23.82	17,905	2.98%	24.90%	to	25.09%
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2023	0.00%	to	1.30%	37,024,620	9.56	to	11.12	410,833,015	4.75%	3.51%	to	4.86%
2022	0.00%	to	1.30%	53,178,226	9.23	to	10.61	563,029,427	1.51%	0.15%	to	1.45%
2021	0.00%	to	1.30%	31,728,414	9.22	to	10.46	330,680,521	0.01%	-1.28%	to	0.01%
2020	0.00%	to	1.30%	31,304,043	9.34	to	10.45	326,983,998	0.26%	-1.00%	to	0.29%
2019	0.00%	to	1.30%	27,901	9.43	to	10.42	290,577	1.90%	0.58%	to	1.89%
Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)
2023	0.00%	to	0.15%	777,804	10.40	to	14.47	11,178,389	2.18%	4.46%	to	4.62%
2022	0.00%	to	0.15%	592,456	9.96	to	13.83	8,134,937	2.16%	-10.43%	to	-10.29%
2021	0.00%	to	0.15%	589,284	11.12	to	15.42	9,019,624	2.21%	-2.41%	to	-2.27%
2020	0.00%	to	0.15%	569,891	11.39	to	15.78	8,934,715	2.62%	6.11%	to	6.27%
2019	0.00%	to	0.15%	413	10.74	to	14.85	6,132	3.37%	5.91%	to	6.07%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2023	0.00%	to	0.15%	69,322	15.73	to	43.70	2,711,565	0.00%	2.87%	to	3.02%
2022	0.00%	to	0.15%	133,495	15.29	to	42.42	5,203,101	0.00%	-13.45%	to	-13.32%
2021	0.00%	to	0.15%	78,095	17.66	to	48.94	3,668,055	0.19%	12.13%	to	12.30%
2020	0.00%	to	0.15%	89,357	15.75	to	43.58	3,648,520	0.35%	14.29%	to	14.46%
2019	0.00%			72	38.07			2,755	0.04%	30.79%	to	32.50%
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2023	0.00%	to	0.15%	325,146	15.53	to	28.70	9,063,776	1.99%	10.39%	to	10.56%
2022	0.00%	to	0.15%	326,940	14.07	to	25.96	8,271,175	1.72%	-7.65%	to	-7.51%
2021	0.00%	to	0.15%	308,091	15.23	to	28.07	8,463,995	1.99%	18.47%	to	18.65%
2020	0.00%	to	0.15%	330,828	12.86	to	23.65	7,600,561	1.47%	9.79%	to	9.95%
2019	0.00%	to	0.15%	607	11.71	to	21.51	12,863	2.76%	20.18%	to	20.36%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2023	0.00%	to	0.15%	137,037	15.46	to	34.84	4,678,696	0.04%	13.97%	to	14.14%
2022	0.00%	to	0.15%	100,776	13.56	to	30.53	3,046,200	0.07%	-14.58%	to	-14.45%
2021	0.00%	to	0.15%	115,133	15.88	to	35.68	3,999,057	0.28%	22.68%	to	22.86%
2020	0.00%	to	0.15%	110,868	12.94	to	29.04	3,114,949	0.49%	8.78%	to	8.94%
2019	0.00%	to	0.15%	147	11.90	to	26.66	3,851	0.23%	23.42%	to	25.04%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2023	0.00%	to	1.30%	603,646	11.13	to	33.68	13,606,707	1.40%	7.64%	to	9.05%
2022	0.00%	to	1.30%	661,114	10.22	to	31.29	13,655,775	2.77%	-25.90%	to	-24.94%
2021	0.00%	to	1.30%	776,368	13.63	to	42.23	21,332,451	2.62%	24.09%	to	25.71%
2020	0.00%	to	1.30%	808,918	10.86	to	34.03	17,644,200	4.99%	-13.45%	to	-12.32%
2019	0.00%	to	1.30%	910	12.41	to	39.32	22,538	4.62%	21.41%	to	23.00%
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
2023	0.00%	to	1.30%	254,686	22.69	to	61.38	14,679,790	0.00%	45.05%	to	46.94%
2022	0.00%	to	0.15%	161,441	15.46	to	41.77	6,024,132	0.00%	-40.04%	to	-39.95%
2021	0.00%	to	0.15%	160,950	25.79	to	69.56	10,444,396	0.00%	14.24%	to	14.41%
2020	0.00%	to	1.30%	181,898	22.57	to	60.80	10,619,990	0.00%	44.23%	to	46.11%
2019	0.00%	to	0.15%	114	15.47	to	41.61	4,702	0.00%	34.12%	to	35.88%
Invesco - Invesco V.I. Conservative Balanced Fund: Series II Shares (OVCBS)
2020	0.00%			2,447	20.10			49,182	1.90%	14.59%
2019	0.00%			2	17.54			43	1.83%	17.22%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2023	0.00%	to	0.15%	109,255	18.45	to	40.62	3,807,970	0.51%	22.65%	to	22.83%
2022	0.00%	to	0.15%	119,580	15.04	to	33.07	3,391,741	1.06%	-20.43%	to	-20.31%
2021	0.00%	to	0.15%	142,465	18.91	to	41.50	5,203,289	0.56%	27.04%	to	27.23%
2020	0.00%	to	0.15%	140,283	14.88	to	32.62	4,018,115	1.07%	13.52%	to	13.69%
2019	0.00%	to	0.15%	169	13.11	to	28.69	4,357	0.79%	31.54%	to	31.74%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2023	0.00%	to	0.15%	417,492	17.85	to	33.99	13,254,241	0.00%	34.25%	to	34.45%
2022	0.00%	to	0.15%	472,815	13.30	to	25.28	11,098,219	0.00%	-32.04%	to	-31.94%
2021	0.00%	to	0.15%	592,325	19.57	to	37.15	20,813,415	0.00%	15.00%	to	15.17%
2020	0.00%	to	0.15%	604,197	17.02	to	32.25	18,628,609	0.42%	27.15%	to	27.34%
2019	0.00%	to	0.15%	730	13.38	to	25.33	17,794	0.67%	31.26%	to	31.45%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2023	0.00%	to	0.15%	401,256	13.42	to	21.96	8,771,220	0.27%	20.46%	to	20.64%
2022	0.00%	to	0.15%	576,122	11.14	to	18.21	10,224,224	0.00%	-27.27%	to	-27.16%
2021	0.00%	to	0.15%	688,846	15.31	to	25.00	16,890,646	0.00%	9.96%	to	10.12%
2020	0.00%	to	0.15%	756,068	13.93	to	22.70	17,007,747	0.61%	20.86%	to	21.04%
2019	0.00%	to	0.15%	1,083	11.52	to	18.75	20,204	0.69%	27.76%	to	27.95%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2023	0.00%	to	0.15%	122,705	10.25	to	12.81	1,547,700	0.00%	8.44%	to	8.60%
2022	0.00%	to	0.15%	90,581	9.45	to	11.80	1,048,997	0.00%	-11.85%	to	-11.71%
2021	0.00%	to	0.15%	112,513	10.73	to	13.36	1,461,951	4.66%	-3.71%	to	-3.56%
2020	0.00%	to	0.15%	100,632	11.14	to	13.86	1,350,637	4.23%	2.84%	to	2.99%
2019	0.00%	to	0.15%	211	10.83	to	13.45	2,790	3.14%	10.44%	to	10.61%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2023	0.00%	to	0.15%	263,351	15.45	to	21.08	5,536,289	2.52%	13.77%	to	13.94%
2022	0.00%	to	0.15%	188,317	13.58	to	18.50	3,470,278	1.54%	-14.87%	to	-14.74%
2021	0.00%	to	0.15%	213,305	15.95	to	21.70	4,624,160	1.64%	10.28%	to	10.44%
2020	0.00%			210,533	19.65			4,136,940	1.92%	13.88%
2019	0.00%	to	0.15%	259	12.72	to	17.26	4,461	2.06%	21.60%	to	21.78%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2023	0.00%	to	0.15%	693,614	11.06	to	14.44	10,013,489	2.83%	7.01%	to	7.17%
2022	0.00%			448,379	13.47			6,039,925	2.10%	-15.79%
2021	0.00%	to	0.15%	566,951	12.29	to	16.00	9,055,054	2.42%	-0.99%	to	-0.85%
2020	0.00%	to	0.15%	587,915	12.41	to	16.13	9,477,525	2.23%	10.80%	to	10.97%
2019	0.00%			338	14.54			4,918	2.33%	12.18%
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2023	0.00%	to	0.15%	92,967	15.97	to	31.14	2,890,952	0.77%	15.86%	to	16.03%
2022	0.00%	to	0.15%	92,366	13.78	to	26.84	2,475,615	1.06%	-16.19%	to	-16.06%
2021	0.00%	to	0.15%	96,721	16.45	to	31.97	3,082,703	1.01%	15.79%	to	15.97%
2020	0.00%	to	0.15%	87,534	14.20	to	27.57	2,404,157	1.36%	13.94%	to	14.11%
2019	0.00%	to	0.15%	112	12.47	to	24.16	2,688	1.89%	21.91%	to	22.09%
Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (WRDIV)
2023	0.00%			2,418	29.04			70,219	1.75%	14.10%
2022	0.00%			2,419	25.45			61,565	3.84%	-11.30%
2021	0.00%			2,420	28.70			69,437	2.18%	16.97%
2020	0.00%			2,420	24.53			59,373	2.10%	3.15%
2019	0.00%			6	23.79			148	2.89%	23.15%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2023	0.00%	to	0.15%	348,903	9.66	to	11.69	4,057,214	3.35%	3.86%	to	4.02%
2022	0.00%	to	0.15%	526,726	9.30	to	11.24	5,866,735	3.34%	50.25%	to	50.47%
2021	0.00%	to	0.15%	330,172	6.19	to	7.47	2,462,200	1.63%	41.78%	to	42.00%
2020	0.00%			110,513	5.26			581,313	1.49%	-36.83%
2019	0.00%	to	0.15%	225	6.92	to	8.33	1,863	0.00%	3.32%	to	3.48%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2023	0.00%	to	0.15%	213,215	9.22	to	12.16	1,990,883	2.51%	1.43%	to	1.59%
2022	0.00%	to	0.15%	367,461	9.07	to	11.99	3,397,405	1.82%	17.60%	to	17.78%
2021	0.00%	to	0.15%	259,694	7.70	to	10.20	2,021,219	1.51%	26.49%	to	26.68%
2020	0.00%	to	0.15%	111,703	6.08	to	8.06	687,279	2.30%	-12.12%	to	-11.99%
2019	0.00%	to	0.15%	153	6.91	to	9.17	1,063	1.03%	9.29%	to	9.46%
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2019	0.00%			1	39.82			20	0.00%	36.59%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2023	0.00%	to	0.15%	354,930	12.43	to	23.40	8,238,839	6.92%	11.58%	to	11.75%
2022	0.00%	to	0.15%	348,942	11.14	to	20.94	7,178,458	5.61%	-11.10%	to	-10.97%
2021	0.00%	to	0.15%	806,204	12.53	to	23.52	18,871,195	8.52%	5.90%	to	6.06%
2020	0.00%	to	0.15%	1,076,409	11.83	to	22.18	23,831,012	5.21%	5.87%	to	6.03%
2019	0.00%	to	0.15%	837	11.18	to	20.92	17,431	6.24%	11.03%	to	11.19%
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)
2023	0.00%	to	0.15%	336,556	10.87	to	11.43	3,812,388	1.90%	4.68%	to	4.84%
2022	0.00%	to	0.15%	298,061	10.38	to	10.91	3,221,044	1.19%	-4.44%	to	-4.30%
2021	0.00%	to	0.15%	363,618	10.86	to	11.40	4,141,306	1.56%	-0.64%	to	-0.49%
2020	0.00%	to	0.15%	400,837	10.93	to	11.45	4,588,299	2.87%	3.98%	to	4.14%
2019	0.00%			326	11.00			3,582	1.70%	4.23%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2023	0.00%	to	0.15%	317,553	22.75	to	54.79	16,752,377	0.00%	19.44%	to	19.61%
2022	0.00%	to	0.15%	350,376	19.05	to	45.81	15,410,983	0.00%	-30.90%	to	-30.79%
2021	0.00%	to	0.15%	403,221	27.56	to	66.19	25,621,936	0.00%	16.18%	to	16.36%
2020	0.00%	to	0.15%	335,328	23.72	to	56.89	18,635,858	0.00%	48.78%	to	49.00%
2019	0.00%	to	0.15%	243	15.95	to	38.18	9,030	0.00%	37.73%	to	37.94%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2023	0.00%	to	0.15%	136,901	24.01	to	63.74	7,996,691	0.00%	38.85%	to	39.06%
2022	0.00%	to	0.15%	150,812	17.29	to	45.84	6,449,611	0.00%	-31.94%	to	-31.84%
2021	0.00%	to	0.15%	168,470	25.41	to	67.25	10,577,109	0.00%	14.99%	to	15.17%
2020	0.00%	to	0.15%	172,400	22.10	to	58.39	9,439,144	0.00%	35.16%	to	35.36%
2019	0.00%	to	0.15%	177	16.35	to	43.14	7,424	0.00%	49.26%	to	49.48%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
2023	0.00%	to	0.15%	50,764	17.35	to	38.49	1,797,535	1.28%	8.19%	to	8.35%
2022	0.00%	to	0.15%	29,692	16.04	to	35.52	1,021,412	1.35%	-5.14%	to	-5.00%
2021	0.00%	to	0.15%	57,142	16.90	to	37.39	2,095,470	1.90%	30.98%	to	31.18%
2020	0.00%	to	0.15%	25,197	12.91	to	28.50	686,992	1.98%	1.83%	to	1.98%
2019	0.00%	to	0.15%	77	12.67	to	27.95	2,092	1.03%	26.14%	to	26.33%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
2023	0.00%	to	0.15%	1,384,519	17.59	to	36.06	48,170,229	2.09%	15.24%	to	15.41%
2022	0.00%	to	0.15%	1,535,656	15.27	to	31.25	46,444,210	1.16%	-16.53%	to	-16.40%
2021	0.00%	to	0.15%	1,957,039	18.29	to	37.38	71,192,591	0.91%	17.02%	to	17.20%
2020	0.00%	to	0.15%	1,950,065	15.63	to	31.89	60,166,684	1.81%	14.14%	to	14.31%
2019	0.00%	to	0.15%	1,853	13.69	to	27.90	50,458	1.94%	22.41%	to	22.59%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2023	0.00%	to	1.30%	1,037,830	21.51	to	70.77	61,714,084	0.18%	16.55%	to	18.07%
2022	0.00%	to	1.30%	877,253	18.24	to	60.72	43,995,303	0.20%	-17.02%	to	-15.94%
2021	0.00%	to	1.30%	924,669	21.74	to	73.18	54,410,990	0.32%	15.32%	to	16.83%
2020	0.00%	to	1.30%	1,055,172	18.63	to	63.46	53,778,848	0.07%	17.93%	to	19.47%
2019	0.00%	to	1.30%	1,353	15.62	to	53.81	59,063	0.20%	33.74%	to	35.49%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2023	0.00%	to	0.15%	1,719,431	10.74	to	12.28	21,064,659	3.81%	5.14%	to	5.29%
2022	0.00%	to	0.15%	1,504,989	10.21	to	11.66	17,493,386	1.84%	-14.03%	to	-13.90%
2021	0.00%	to	0.15%	1,917,349	11.88	to	13.54	25,897,764	1.63%	-1.26%	to	-1.11%
2020	0.00%	to	0.15%	1,907,026	12.03	to	13.70	26,053,898	2.51%	10.09%	to	10.25%
2019	0.00%	to	0.15%	1,589	10.93	to	12.42	19,461	2.80%	9.11%	to	9.28%
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)
2023	0.00%	to	0.15%	235,764	24.87	to	61.46	13,810,773	0.20%	39.75%	to	39.96%
2022	0.00%	to	0.15%	237,104	17.79	to	43.91	9,828,459	0.17%	-33.65%	to	-33.55%
2021	0.00%	to	0.15%	366,116	26.82	to	66.09	23,172,437	0.00%	22.71%	to	22.90%
2020	0.00%	to	0.15%	309,857	21.86	to	53.77	15,981,032	0.28%	39.19%	to	39.40%
2019	0.00%	to	0.15%	336	15.70	to	38.58	12,298	0.17%	36.95%	to	37.16%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
2023	0.00%	to	1.30%	247,475	19.66	to	34.12	8,264,007	0.94%	25.15%	to	26.78%
2022	0.00%	to	1.30%	203,543	15.53	to	26.91	5,369,788	1.04%	-20.45%	to	-19.41%
2021	0.00%	to	1.30%	230,905	19.30	to	33.39	7,568,807	0.52%	16.56%	to	18.09%
2020	0.00%	to	1.30%	243,875	16.37	to	28.28	6,783,108	0.74%	18.51%	to	20.06%
2019	0.00%	to	1.30%	281	13.65	to	23.55	6,526	1.07%	27.38%	to	29.04%
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)
2023	0.00%			1,830	11.20			20,498	0.86%	11.99%			****
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2023	0.00%			1,583	64.94			102,769	0.00%	54.27%
2022	0.00%			1,673	42.09			70,437	0.00%	-37.12%
2021	0.00%			1,720	66.94			115,139	0.13%	17.75%
2020	0.00%			4,813	56.85			273,635	0.00%	50.73%
2019	0.00%			5	37.72			184	0.00%	44.82%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2023	0.00%	to	0.15%	994,358	16.40	to	20.36	20,006,801	1.61%	10.71%	to	10.87%
2022	0.00%	to	0.15%	769,310	14.81	to	18.36	13,966,408	1.85%	-8.74%	to	-8.60%
2021	0.00%	to	0.15%	629,696	16.23	to	20.09	12,504,584	1.27%	13.41%	to	13.58%
2020	0.00%	to	0.15%	365,877	14.31	to	17.69	6,444,384	1.24%	16.12%	to	16.30%
2019	0.00%	to	0.15%	423	12.32	to	15.21	6,420	2.03%	25.38%	to	27.02%
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
2023	0.00%	to	1.30%	91,565	23.71	to	53.95	4,813,457	0.13%	41.33%	to	43.17%
2022	0.00%	to	1.30%	94,614	16.58	to	37.68	3,493,237	0.14%	-30.80%	to	-29.89%
2021	0.00%	to	1.30%	143,526	23.69	to	53.74	7,631,495	0.10%	18.78%	to	20.33%
2020	0.00%	to	1.30%	159,258	19.71	to	44.66	6,875,074	0.39%	31.24%	to	32.95%
2019	0.00%	to	1.30%	187	14.85	to	33.59	6,087	0.47%	33.77%	to	35.52%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
2023	0.00%	to	0.15%	795,528	15.33	to	30.48	22,825,359	1.10%	11.23%	to	11.40%
2022	0.00%	to	0.15%	1,019,363	13.78	to	27.36	26,444,105	1.35%	-5.70%	to	-5.56%
2021	0.00%	to	0.15%	1,004,755	14.62	to	28.97	27,207,791	0.45%	19.55%	to	19.73%
2020	0.00%	to	0.15%	995,758	12.23	to	24.20	23,010,333	1.29%	-1.07%	to	-0.92%
2019	0.00%	to	0.15%	813	12.36	to	24.42	18,737	1.23%	30.16%	to	30.35%
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)
2023	0.10%	to	0.25%	1,294,151	12.84	to	16.32	20,809,969	1.63%	14.86%	to	15.04%
2022	0.10%	to	0.25%	1,353,609	11.18	to	14.18	18,913,664	3.69%	-11.85%	to	-11.72%
2021	0.10%	to	0.25%	1,411,276	12.68	to	16.07	22,312,525	2.65%	10.97%	to	11.14%
2020	0.10%	to	0.25%	1,204,630	11.42	to	14.46	17,129,138	2.47%	3.46%	to	3.62%
2019	0.10%	to	0.25%	1,316	11.04	to	13.95	18,192	3.30%	10.61%	to	10.78%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2023	0.00%	to	0.15%	564,092	11.66	to	31.16	17,357,791	4.99%	22.09%	to	22.27%
2022	0.00%	to	0.15%	687,525	9.55	to	25.49	17,339,603	3.25%	-15.24%	to	-15.12%
2021	0.00%	to	0.15%	826,006	11.27	to	30.03	24,422,743	1.79%	5.31%	to	5.47%
2020	0.00%	to	0.15%	1,062,047	10.70	to	28.47	29,493,978	2.62%	-1.42%	to	-1.27%
2019	0.00%	to	0.15%	1,235	10.86	to	28.84	34,625	0.89%	16.62%	to	18.14%
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)
2023	0.00%	to	0.15%	29,518	12.62	to	18.00	516,654	0.00%	10.65%	to	10.81%
2022	0.00%	to	0.15%	41,223	11.40	to	16.24	649,205	0.08%	-17.50%	to	-17.38%
2021	0.00%	to	0.15%	43,616	13.82	to	19.66	824,535	2.02%	11.77%	to	11.94%
2020	0.00%	to	0.15%	146,275	12.37	to	17.56	2,540,295	0.31%	0.66%	to	0.81%
2019	0.00%	to	0.15%	163	12.29	to	17.42	2,710	0.05%	17.61%	to	17.79%
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)
2023	0.00%	to	0.15%	520,615	13.10	to	23.08	11,719,144	1.39%	15.71%	to	15.88%
2022	0.00%	to	0.15%	484,897	11.32	to	19.92	9,393,409	3.66%	-15.14%	to	-15.01%
2021	0.00%	to	0.15%	447,775	13.34	to	23.44	10,278,671	0.88%	5.67%	to	5.83%
2020	0.00%	to	0.15%	527,055	12.63	to	22.15	11,414,044	2.21%	8.08%	to	8.24%
2019	0.00%	to	0.15%	537	11.68	to	20.46	10,971	0.35%	20.82%	to	21.00%
Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)
2023	0.00%	to	0.15%	99,974	14.91	to	37.68	3,090,825	0.00%	9.86%	to	10.02%
2022	0.00%	to	0.15%	113,697	13.57	to	34.25	3,452,343	0.00%	-15.64%	to	-15.52%
2021	0.00%	to	0.15%	137,654	16.09	to	40.54	5,264,794	0.05%	19.69%	to	19.87%
2020	0.00%	to	0.15%	155,854	13.44	to	33.82	4,961,659	0.18%	6.60%	to	6.76%
2019	0.00%	to	0.15%	167	12.61	to	31.68	4,773	0.00%	28.25%	to	29.93%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I (LPVCAI)
2023	0.00%	to	0.15%	87,274	14.33	to	33.08	2,812,342	0.31%	24.24%	to	24.42%
2022	0.00%	to	0.15%	84,771	11.53	to	26.59	2,212,453	0.46%	-26.52%	to	-26.41%
2021	0.00%	to	0.15%	88,386	15.70	to	36.13	3,108,965	0.17%	10.13%	to	10.30%
2020	0.00%	to	0.15%	110,093	14.25	to	32.76	3,396,547	0.77%	17.84%	to	18.02%
2019	0.00%	to	0.15%	155	12.10	to	27.76	4,107	0.91%	24.89%	to	25.07%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2023	0.00%	to	0.15%	410,611	19.98	to	37.59	14,947,904	2.23%	14.02%	to	14.19%
2022	0.00%	to	0.15%	408,553	17.52	to	32.91	13,060,149	1.42%	-8.24%	to	-8.10%
2021	0.00%	to	0.15%	364,215	19.09	to	35.82	12,638,877	1.54%	26.61%	to	26.80%
2020	0.00%	to	0.15%	392,235	15.08	to	28.25	10,823,864	1.42%	7.51%	to	7.67%
2019	0.00%	to	0.15%	483	14.03	to	26.23	12,262	1.70%	31.39%	to	31.59%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2023	0.00%	to	1.30%	410,690	23.29	to	56.27	22,225,013	0.00%	42.17%	to	44.02%
2022	0.00%	to	0.15%	453,061	16.20	to	39.07	17,194,629	0.00%	-32.35%	to	-32.24%
2021	0.00%	to	0.15%	533,371	23.94	to	57.67	29,310,206	0.00%	21.76%	to	21.94%
2020	0.00%	to	0.15%	619,770	19.66	to	47.29	27,791,419	0.02%	30.54%	to	30.74%
2019	0.00%	to	0.15%	764	15.06	to	36.17	26,304	0.37%	30.45%	to	32.16%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2023	0.00%	to	0.15%	60,948	11.67	to	24.70	1,339,842	4.74%	10.10%	to	10.26%
2022	0.00%	to	0.15%	70,971	10.60	to	22.41	1,450,907	5.59%	-13.85%	to	-13.72%
2021	0.00%	to	0.15%	100,813	12.30	to	25.97	2,478,291	3.16%	1.17%	to	1.33%
2020	0.00%	to	0.15%	111,397	12.16	to	25.63	2,762,846	2.10%	7.16%	to	7.32%
2019	0.00%	to	0.15%	164	11.35	to	23.88	3,869	5.03%	14.21%	to	14.39%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2023	0.00%	to	0.15%	875,055	18.30	to	30.89	26,293,481	0.00%	7.96%	to	8.12%
2022	0.00%	to	0.15%	923,288	16.95	to	28.57	25,598,684	0.00%	-29.11%	to	-29.01%
2021	0.00%	to	0.15%	1,043,544	23.91	to	40.24	40,080,461	0.00%	12.14%	to	12.31%
2020	0.00%	to	0.15%	1,086,581	21.32	to	35.83	37,631,603	0.00%	42.70%	to	42.91%
2019	0.00%	to	0.15%	551	14.94	to	25.07	13,385	0.00%	26.36%	to	26.55%
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2023	0.00%	to	0.15%	1,105,016	11.67	to	22.21	23,920,134	5.24%	6.39%	to	6.55%
2022	0.00%	to	0.15%	1,189,602	10.97	to	20.85	23,939,756	4.55%	-12.93%	to	-12.80%
2021	0.00%	to	0.15%	1,321,219	12.60	to	23.91	30,883,255	2.99%	3.12%	to	3.28%
2020	0.00%	to	0.15%	1,413,648	12.22	to	23.15	32,392,635	4.15%	7.14%	to	7.30%
2019	0.00%	to	0.15%	1,306	11.40	to	21.57	27,855	4.27%	13.18%	to	13.35%
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
2023	0.00%	to	0.15%	154,357	19.69	to	50.17	6,718,939	0.83%	16.15%	to	16.33%
2022	0.00%	to	0.15%	153,183	16.95	to	43.13	5,907,596	0.87%	-13.68%	to	-13.55%
2021	0.00%	to	0.15%	167,706	19.64	to	49.89	7,753,767	0.85%	25.43%	to	25.62%
2020	0.00%	to	0.15%	258,024	15.66	to	39.72	9,546,003	0.95%	15.24%	to	15.42%
2019	0.00%	to	0.15%	325	13.59	to	34.41	10,559	1.82%	24.81%	to	26.45%
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)
2023	0.00%	to	1.30%	112,174	16.79	to	48.25	3,938,926	0.98%	11.73%	to	13.19%
2022	0.00%	to	1.30%	114,580	31.11	to	43.18	3,583,593	1.36%	-10.61%	to	-9.44%
2021	0.00%	to	1.30%	91,728	34.35	to	48.30	3,173,163	1.00%	27.35%	to	29.02%
2020	0.00%	to	1.30%	104,950	26.62	to	37.93	2,812,246	1.69%	1.37%	to	2.70%
2019	0.00%	to	1.30%	101	25.92	to	37.42	2,647	1.56%	20.91%	to	22.49%
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class (MNCPS)
2023	0.00%	to	0.15%	659,430	17.48	to	17.66	11,633,027	2.02%	8.42%	to	8.58%
2022	0.00%	to	0.15%	824,679	16.13	to	16.26	13,410,788	3.19%	-13.02%	to	-12.89%
2021	0.00%	to	0.15%	1,077,901	18.54	to	18.67	20,113,522	0.89%	8.81%	to	8.98%
2020	0.00%	to	0.15%	1,233,791	17.04	to	17.13	21,137,967	0.47%	35.50%	to	35.70%
2019	0.00%	to	0.15%	841	12.57	to	12.63	10,612	1.32%	21.97%	to	22.15%
MFS(R)Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2023	0.00%	to	0.15%	546,014	24.10	to	27.97	15,094,114	0.00%	35.31%	to	35.51%
2022	0.00%	to	0.15%	515,327	17.81	to	20.64	10,510,191	0.00%	-31.91%	to	-31.81%
2021	0.00%	to	0.15%	578,107	26.15	to	30.27	17,373,173	0.00%	23.05%	to	23.24%
2020	0.00%	to	0.15%	614,652	21.25	to	24.56	15,048,749	0.00%	31.34%	to	31.54%
2019	0.00%	to	0.15%	242	16.18	to	18.67	4,501	0.00%	37.57%	to	37.78%
MFS(R)Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2023	0.00%	to	0.15%	375,415	13.30	to	13.37	5,018,916	0.00%	14.08%	to	14.25%
2022	0.00%	to	0.15%	242,170	11.66	to	11.70	2,832,897	0.00%	-30.10%	to	-29.99%
2021	0.00%	to	0.15%	249,702	16.68	to	16.72	4,173,088	0.00%	1.42%	to	1.57%
2020	0.00%	to	0.15%	298,442	16.44	to	16.46	4,911,650	0.00%	64.42%	to	64.58%	****
MFS(R)Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2023	0.00%	to	0.15%	726,609	16.76	to	19.40	13,902,513	1.41%	7.47%	to	7.63%
2022	0.00%	to	0.15%	860,756	15.60	to	18.03	15,187,929	1.11%	-6.28%	to	-6.14%
2021	0.00%	to	0.15%	725,974	16.64	to	19.21	13,760,652	1.30%	24.97%	to	25.16%
2020	0.00%	to	0.15%	416,985	13.32	to	15.34	6,358,014	1.64%	3.07%	to	3.22%
2019	0.00%	to	0.15%	353	12.92	to	14.87	5,225	1.96%	29.31%	to	29.51%
MFS(R)Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2023	0.00%	to	0.15%	270,913	11.23	to	11.26	3,050,369	0.96%	14.22%	to	14.39%
2022	0.00%			192,038	9.84			1,890,396	0.39%	-1.56%			****
The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)
2023	0.00%	to	0.15%	1,157,941	12.99	to	15.24	17,596,628	1.51%	4.19%	to	4.34%
2022	0.00%	to	0.15%	1,692,195	12.47	to	14.60	24,686,099	1.45%	0.73%	to	0.88%
2021	0.00%	to	0.15%	1,839,400	12.38	to	14.48	26,592,404	0.00%	0.93%	to	1.08%
2020	0.00%	to	0.15%	1,646,849	12.27	to	14.32	23,438,636	0.00%	7.22%	to	7.38%
2019	0.00%	to	0.15%	1,830	11.44	to	13.34	24,360	1.09%	6.01%	to	6.17%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)
2023	0.00%	to	0.15%	2,890,211	10.12	to	10.21	29,495,018	3.45%	5.80%	to	5.96%
2022	0.25%	to	0.40%	3,351,745	9.56	to	9.64	32,068,383	3.21%	-13.18%	to	-13.05%
2021	0.25%	to	0.40%	3,395,799	11.01	to	11.08	37,622,246	2.71%	-0.40%	to	-0.25%
2020	0.25%	to	0.40%	3,013,411	11.06	to	11.11	33,469,913	2.95%	3.68%	to	3.83%
2019	0.25%	to	0.40%	2,110	10.67	to	10.70	22,515	4.55%	6.61%	to	6.77%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2023	0.00%	to	0.15%	329,466	9.40	to	9.42	3,104,143	1.57%	3.71%	to	3.86%
2022	0.00%			192,819	9.07			1,749,207	0.82%	-9.28%			****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2023	0.00%	to	0.15%	67,939	11.06	to	11.07	752,108	4.32%	10.62%	to	10.73%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2023	0.00%	to	1.30%	8,787,192	11.46	to	43.61	264,594,079	1.65%	14.59%	to	25.97%
2022	0.00%	to	0.50%	6,469,669	17.17	to	34.62	156,700,763	1.43%	-18.61%	to	-18.20%
2021	0.00%	to	0.50%	6,395,173	21.10	to	42.32	190,457,734	2.48%	27.86%	to	28.50%
2020	0.00%	to	0.50%	4,752,899	16.50	to	32.94	112,760,313	2.20%	17.65%	to	18.24%
2019	0.00%	to	0.50%	4,306	14.02	to	27.86	86,482	2.75%	30.68%	to	31.33%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
2023	0.00%	to	0.15%	6,907,741	13.91	to	15.45	101,595,153	2.80%	17.40%	to	17.71%
2022	0.00%	to	0.50%	6,919,105	11.85	to	13.13	86,672,096	4.29%	-14.57%	to	-14.14%
2021	0.00%	to	0.50%	6,167,649	13.87	to	15.29	90,376,385	3.20%	10.43%	to	10.98%
2020	0.00%	to	0.50%	5,630,895	12.56	to	13.78	74,613,903	3.07%	7.12%	to	7.66%
2019	0.00%	to	0.50%	4,343	11.72	to	12.80	53,625	3.82%	21.28%	to	21.89%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)
2023	0.00%	to	0.15%	1,828,415	16.99	to	39.51	43,681,924	1.61%	15.93%	to	16.23%
2022	0.00%	to	0.50%	1,385,343	14.65	to	34.00	28,664,072	1.40%	-13.70%	to	-13.27%
2021	0.00%	to	0.50%	1,469,405	16.98	to	39.20	35,248,073	1.42%	23.81%	to	24.43%
2020	0.00%	to	0.50%	1,290,556	13.72	to	31.50	25,241,893	1.25%	12.72%	to	13.28%
2019	0.00%	to	0.50%	2,015	12.17	to	27.81	35,367	1.64%	25.27%	to	25.89%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2023	0.00%			72,464	10.66			772,418	6.79%	6.59%			****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM)Multi-Asset Fund: Class Y (NJMMAY)
2023	0.00%	to	0.15%	186,625	10.30	to	10.36	1,928,281	3.64%	8.94%	to	9.11%
2022	0.35%	to	0.50%	186,762	9.46	to	9.50	1,769,963	0.00%	-16.06%	to	-15.93%
2021	0.35%	to	0.50%	230,969	11.27	to	11.30	2,604,685	4.21%	7.09%	to	7.25%
2020	0.35%			24,698	10.53			260,132	0.00%	5.33%			****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2023	0.00%	to	0.15%	35,840	10.77	to	10.78	386,079	5.08%	7.65%	to	7.76%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)
2023	0.00%	to	0.15%	3,675,868	10.30	to	15.79	42,699,933	4.09%	5.11%	to	5.38%
2022	0.00%	to	0.50%	1,965,491	9.80	to	14.99	22,465,695	2.43%	-13.66%	to	-13.23%
2021	0.00%	to	0.50%	1,973,500	11.35	to	17.27	26,199,002	2.24%	-2.42%	to	-1.93%
2020	0.00%	to	0.50%	1,755,771	11.64	to	17.61	23,812,085	2.97%	6.80%	to	7.33%
2019	0.00%	to	0.50%	864	10.89	to	16.41	10,473	3.27%	8.08%	to	8.62%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2023	0.00%	to	0.15%	35,292	11.64	to	11.70	412,073	0.00%	16.39%	to	16.56%
2022	0.00%	to	0.15%	34,301	10.00	to	10.03	343,670	0.00%	-17.62%	to	-17.50%
2021	0.00%	to	0.15%	68,472	12.14	to	12.16	832,446	0.40%	12.21%	to	12.38%
2020	0.00%	to	0.15%	57,672	10.82			624,209	0.00%	8.20%	to	8.24%	****
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)
2023	0.00%	to	0.15%	220,288	10.09	to	10.16	2,238,182	4.30%	5.49%	to	5.64%
2022	0.35%	to	0.50%	119,370	9.57	to	9.62	1,148,115	2.21%	-13.74%	to	-13.61%
2021	0.35%	to	0.50%	123,204	11.09	to	11.14	1,371,642	1.31%	-2.08%	to	-1.93%
2020	0.35%	to	0.50%	128,526	11.33	to	11.36	1,459,112	1.17%	8.56%	to	8.69%
2019	0.35%			79	10.58			836	3.54%	5.75%			****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)
2023	0.00%	to	0.15%	364,840	15.48	to	15.59	5,686,399	2.25%	20.73%	to	20.91%
2022	0.35%	to	0.50%	249,272	12.82	to	12.89	3,213,476	2.00%	-16.38%	to	-16.26%
2021	0.35%	to	0.50%	307,477	15.33	to	15.39	4,733,268	2.35%	21.81%	to	21.99%
2020	0.35%	to	0.50%	113,153	12.59	to	12.62	1,427,772	2.31%	58.47%	to	58.66%
2019	0.35%			3	10.89			29	1.82%	8.87%			****

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2023	0.00%	to	0.15%	69,500	11.32	to	11.37	789,614	0.00%	14.78%	to	14.95%
2022	0.00%	to	0.15%	230,778	9.86	to	9.89	2,282,276	0.00%	-16.61%	to	-16.49%
2021	0.00%	to	0.15%	230,515	11.82	to	11.84	2,730,009	0.43%	10.27%	to	10.44%
2020	0.00%	to	0.15%	221,186	10.72			2,372,107	0.00%	7.22%	to	7.25%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
2023	0.00%	to	0.15%	66,667	10.43	to	10.44	695,703	6.18%	4.26%	to	4.36%	****
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
2023	0.00%	to	0.15%	4,322	10.30	to	10.32	44,614	1.43%	15.37%	to	15.54%
2022	0.00%			3,510	8.94			31,363	0.00%	-10.64%			****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2023	0.00%	to	0.15%	221,482	14.12	to	14.19	3,141,434	2.61%	15.50%	to	15.67%
2022	0.00%	to	0.15%	285,062	12.22	to	12.26	3,495,784	4.31%	-6.00%	to	-5.86%
2021	0.00%	to	0.15%	100,936	13.00	to	13.03	1,315,012	3.57%	10.41%	to	10.58%
2020	0.00%			90,266	11.78			1,063,499	0.00%	17.82%			****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2023	0.00%	to	0.15%	57,495	12.22	to	12.24	703,311	2.94%	22.24%	to	22.36%	****
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2023	0.00%	to	0.15%	12,226	7.23	to	7.26	88,764	0.00%	20.26%	to	20.44%
2022	0.00%	to	0.15%	19,067	6.01	to	6.03	114,958	0.00%	-37.91%	to	-37.82%
2021	0.00%	to	0.15%	29,015	9.69	to	9.70	281,351	0.00%	-3.12%	to	-3.03%	****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2023	0.00%	to	0.15%	172,743	15.06	to	15.21	2,625,781	1.45%	8.65%	to	8.82%
2022	0.00%	to	0.15%	221,540	13.86	to	13.98	3,095,340	1.64%	-2.74%	to	-2.59%
2021	0.00%			171,649	14.35			2,463,212	0.92%	24.20%
2020	0.00%			148,753	11.55			1,718,687	1.85%	-1.07%
2019	0.00%			260	11.68			3,030	2.68%	23.79%	to	23.97%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
2023	0.00%	to	0.15%	195,338	17.45	to	17.62	3,441,407	0.44%	20.41%	to	20.59%
2022	0.00%	to	0.15%	183,406	14.49	to	14.61	2,679,503	0.49%	-23.03%	to	-22.92%
2021	0.00%	to	0.15%	167,147	18.83	to	18.96	3,168,054	0.27%	26.62%	to	26.81%
2020	0.00%	to	0.15%	236,606	14.87	to	14.95	3,536,889	1.06%	13.19%	to	13.36%
2019	0.00%	to	0.15%	113	13.14	to	13.19	1,487	1.53%	25.82%	to	26.01%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2023	0.00%	to	0.15%	5,013,910	15.14	to	30.69	98,218,941	1.45%	16.39%	to	16.69%
2022	0.00%	to	0.50%	5,234,656	13.01	to	26.30	88,089,929	1.15%	-20.86%	to	-20.46%
2021	0.00%	to	0.50%	4,725,404	16.44	to	33.06	101,238,327	1.15%	13.97%	to	14.54%
2020	0.00%	to	0.50%	3,963,096	14.43	to	28.86	74,540,857	1.43%	19.12%	to	19.71%
2019	0.00%	to	0.50%	2,897	12.11	to	24.11	46,110	1.57%	24.78%	to	25.40%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)
2023	0.00%	to	0.15%	32,994,767	10.77	to	10.85	357,661,766	4.79%	4.75%	to	4.90%
2022	0.00%	to	0.15%	38,475,393	10.28	to	10.34	397,596,105	1.60%	1.25%	to	1.40%
2021	0.00%	to	0.15%	19,126,510	10.15	to	10.20	195,044,486	0.00%	-0.15%	to	0.00%
2020	0.00%	to	0.15%	12,440,465	10.17	to	10.20	126,760,100	0.15%	0.14%	to	0.29%
2019	0.00%	to	0.15%	4,437	10.16	to	10.17	44,780	1.49%	1.56%	to	1.69%	****
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2023	0.00%	to	0.15%	355,260	17.04	to	17.19	6,099,852	1.47%	8.11%	to	8.27%
2022	0.00%	to	0.15%	301,124	15.76	to	15.87	4,777,763	1.46%	-8.58%	to	-8.44%
2021	0.00%	to	0.15%	179,094	17.24	to	17.34	3,104,435	0.48%	21.70%	to	21.88%
2020	0.00%	to	0.15%	324,798	14.17	to	14.22	4,619,972	3.78%	10.19%	to	10.35%
2019	0.00%			29	12.89			379	2.49%	29.31%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2023	0.00%	to	0.15%	45,928	18.79	to	58.06	2,447,609	0.00%	17.97%	to	18.15%
2022	0.00%	to	0.15%	49,034	15.93	to	49.14	2,228,134	0.00%	-28.84%	to	-28.73%
2021	0.00%	to	0.15%	65,652	22.38	to	68.95	4,177,307	0.00%	12.82%	to	12.99%
2020	0.00%	to	0.15%	84,567	19.84	to	61.03	4,976,946	0.00%	39.77%	to	39.98%
2019	0.00%	to	0.15%	85	14.19	to	43.60	3,696	0.00%	31.03%	to	32.75%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)
2023	0.00%	to	0.15%	87,442	13.83	to	36.08	3,028,052	0.96%	10.84%	to	11.00%
2022	0.00%	to	0.15%	123,315	12.48	to	32.50	3,918,705	0.47%	-9.89%	to	-9.75%
2021	0.00%	to	1.30%	134,392	13.84	to	43.60	4,577,924	0.63%	31.08%	to	32.80%
2020	0.00%	to	0.15%	135,924	10.44	to	27.12	3,599,834	1.08%	-2.77%	to	-2.62%
2019	0.00%	to	0.15%	179	10.74	to	27.85	4,903	0.74%	15.24%	to	16.74%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2023	0.00%			41,369	51.55			2,132,436	0.34%	26.90%
2022	0.00%			43,981	40.62			1,786,553	0.44%	-18.45%
2021	0.00%			46,251	49.81			2,303,852	0.36%	23.48%
2020	0.00%			55,625	40.34			2,243,975	0.59%	19.56%
2019	0.00%	to	1.30%	75	29.85	to	33.74	2,522	0.56%	24.26%	to	25.88%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2023	0.00%	to	0.15%	405,900	10.89	to	13.59	5,392,371	4.25%	5.74%	to	5.90%
2022	0.00%	to	0.15%	341,725	10.30	to	12.84	4,201,215	2.52%	-5.33%	to	-5.19%
2021	0.00%	to	0.15%	750,979	10.88	to	13.54	10,070,374	2.72%	0.59%	to	0.74%
2020	0.00%	to	0.15%	463,576	10.81	to	13.44	6,208,052	2.33%	3.30%	to	3.46%
2019	0.00%	to	0.15%	441	10.47	to	12.99	5,705	1.92%	2.35%	to	3.69%
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (NBARMS)
2023	0.00%			81,734	13.74			1,123,148	0.00%	15.00%
2022	0.00%	to	0.15%	75,136	11.95	to	12.76	899,449	0.00%	-11.41%	to	-11.28%
2021	0.00%	to	0.15%	83,996	13.47	to	14.41	1,133,263	0.32%	17.77%	to	17.94%
2020	0.00%	to	0.15%	62,062	11.42	to	12.24	710,386	0.78%	8.10%	to	8.26%
2019	0.00%	to	0.15%	65	10.55	to	11.32	684	0.13%	15.09%	to	15.26%
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)
2023	0.00%			418	25.77			10,780	0.47%	17.77%
2022	0.00%			4,110	21.89			89,938	1.35%	-15.74%
2021	0.00%			4,113	25.98			106,832	0.65%	19.66%
2020	0.00%			4,116	21.71			89,346	1.43%	12.92%
2019	0.00%			4	19.22			79	1.29%	24.70%
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)
2023	0.00%	to	0.15%	41,882	14.27	to	14.37	601,663	1.04%	17.19%	to	17.37%
2022	0.00%			39,834	12.24			487,642	1.29%	-15.88%
2021	0.00%			34,328	14.55			499,544	0.54%	19.31%
2020	0.00%			18,381	12.20			224,189	0.88%	12.68%
2019	0.00%			3	10.82			37	1.39%	8.24%			****
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 1 (NOTB1)
2023	0.00%			9,267	16.72			154,974	0.51%	9.50%
2022	0.00%			9,283	15.27			141,761	20.15%	-11.75%
2021	0.00%			9,298	17.31			160,902	1.35%	8.80%
2020	0.00%			9,312	15.91			148,115	2.54%	6.17%
2019	0.00%			9	14.98			140	1.73%	14.69%	to	14.81%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)
2023	0.00%			105,568	16.22			1,712,239	0.43%	9.03%
2022	0.00%			62,374	14.88			927,837	15.72%	-11.85%
2021	0.00%	to	0.15%	98,261	13.09	to	16.87	1,651,581	1.37%	8.41%	to	8.57%
2020	0.00%	to	0.15%	61,618	12.07	to	15.54	954,743	2.15%	5.74%	to	5.90%
2019	0.00%	to	0.15%	63	11.42	to	14.68	910	2.34%	14.38%	to	14.55%
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2023	0.00%	to	0.15%	238,583	8.49	to	9.60	2,280,951	1.95%	1.37%	to	1.53%
2022	0.00%	to	0.15%	287,698	8.37	to	9.46	2,715,196	0.83%	-13.25%	to	-13.12%
2021	0.00%	to	0.15%	825,096	9.65	to	10.88	8,969,194	0.32%	-2.54%	to	-2.39%
2020	0.00%	to	0.15%	848,730	9.90	to	11.15	9,452,268	2.30%	2.27%	to	2.42%
2019	0.00%	to	0.15%	386	9.68	to	10.89	4,192	2.65%	2.80%	to	2.95%
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)
2023	0.00%			102,609	12.53			1,285,684	2.23%	11.39%
2022	0.00%			30,786	11.25			346,296	1.35%	-11.15%
2021	0.00%			45,425	12.66			575,108	0.86%	9.62%
2020	0.00%			28,627	11.55			330,622	1.44%	8.40%			****

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 1 (NOTC1)
2019	0.00%			2	14.22			28	1.95%	11.92%	to	12.03%
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)
2023	0.00%	to	0.15%	114,033	12.71	to	15.78	1,786,485	1.95%	9.03%	to	9.19%
2022	0.00%	to	0.15%	114,483	11.66	to	14.45	1,642,876	1.85%	-8.99%	to	-8.85%
2021	0.00%			98,591	15.86			1,563,251	0.79%	6.45%
2020	0.00%			70,158	14.90			1,045,033	1.74%	7.04%
2019	0.00%	to	0.15%	71	11.27	to	13.92	985	1.94%	11.53%	to	11.70%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 1 (NOTG1)
2023	0.00%	to	0.10%	512,466	14.14	to	16.76	7,970,914	0.54%	11.25%	to	11.36%
2022	0.00%	to	0.10%	1,235,188	12.71	to	15.05	17,459,868	8.39%	-13.54%	to	-13.45%
2021	0.00%	to	0.10%	1,613,808	14.70	to	17.39	26,485,186	1.29%	12.68%	to	12.79%
2020	0.00%	to	0.10%	1,951,589	13.04	to	15.42	28,550,634	2.40%	5.36%	to	5.46%
2019	0.00%	to	0.10%	2,151	12.38	to	14.62	29,833	2.20%	17.20%	to	17.32%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 2 (NOTG2)
2023	0.00%	to	0.15%	77,112	13.33	to	16.26	1,247,763	0.47%	10.97%	to	11.14%
2022	0.00%	to	0.15%	78,249	12.01	to	14.63	1,139,579	8.60%	-13.85%	to	-13.73%
2021	0.00%	to	0.15%	43,756	13.94	to	16.96	734,295	1.04%	12.42%	to	12.59%
2020	0.00%	to	0.15%	48,103	12.40	to	15.06	717,628	2.08%	5.03%	to	5.19%
2019	0.00%	to	0.15%	49	11.81	to	14.32	700	2.56%	16.90%	to	17.08%
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)
2023	0.00%			47,925	25.50			1,222,183	1.45%	16.41%
2022	0.00%			47,940	21.91			1,050,262	1.97%	-14.55%
2021	0.00%			44,401	25.64			1,138,406	0.88%	16.89%
2020	0.00%			61,888	21.93			1,357,438	1.16%	11.92%
2019	0.00%			106	19.60			2,076	1.70%	22.24%	to	22.36%
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)
2023	0.00%	to	0.15%	110,178	13.59	to	24.60	2,222,448	1.23%	15.91%	to	16.09%
2022	0.00%	to	0.15%	131,056	11.72	to	21.19	2,349,485	1.70%	-14.83%	to	-14.70%
2021	0.00%			70,052	24.85			1,740,558	0.82%	16.52%
2020	0.00%			24,209	21.32			516,230	1.89%	11.67%
2019	0.00%			3	19.10			64	1.60%	22.07%
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)
2021	0.00%			10,579	21.04			222,592	0.57%	13.12%
2020	0.00%			41,710	18.60			775,783	0.85%	10.83%
2019	0.00%	to	0.10%	114	14.15	to	16.78	1,869	1.75%	19.02%	to	19.14%
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)
2023	0.00%	to	0.15%	97,581	12.87	to	20.24	1,773,109	1.85%	13.30%	to	13.47%
2022	0.00%			62,561	17.84			1,115,945	1.46%	-12.90%
2021	0.00%			63,101	20.48			1,292,262	0.92%	12.82%
2020	0.00%			96,665	18.15			1,754,713	1.62%	10.60%
2019	0.00%			40	16.41			659	1.00%	18.91%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1 (NOTMG1)
2023	0.00%			17,675	17.88			315,968	0.63%	10.62%
2022	0.00%			20,166	16.16			325,876	12.49%	-13.22%
2021	0.00%			62,641	18.62			1,166,522	1.35%	11.38%
2020	0.00%			66,688	16.72			1,115,041	2.57%	6.20%
2019	0.00%			71	15.74			1,115	2.47%	16.47%	to	16.59%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 2 (NOTMG2)
2023	0.00%	to	0.15%	21,095	13.05	to	17.35	362,824	0.37%	10.17%	to	10.33%
2022	0.00%	to	0.15%	40,253	11.85	to	15.73	628,661	13.63%	-13.48%	to	-13.35%
2021	0.00%	to	0.15%	57,196	13.69	to	18.15	1,035,387	1.20%	10.89%	to	11.06%
2020	0.00%	to	0.15%	58,165	12.35	to	16.35	948,185	2.17%	5.75%	to	5.91%
2019	0.00%	to	0.15%	52	11.68	to	15.43	796	2.17%	16.13%	to	16.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)
2023	0.00%			10,821	18.69			202,255	1.95%	11.75%
2022	0.00%			10,917	16.72			182,579	1.68%	-10.99%
2021	0.00%			11,013	18.79			206,930	0.95%	9.97%
2020	0.00%	to	0.10%	28,888	14.64	to	17.09	450,067	1.48%	8.51%	to	8.62%
2019	0.00%	to	0.10%	29	13.49	to	15.73	416	1.73%	16.14%	to	16.26%
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
2023	0.00%	to	1.30%	30,424	10.32	to	15.86	465,767	1.71%	-2.85%	to	-1.58%
2022	0.00%	to	1.30%	43,743	10.50	to	16.12	651,573	1.33%	-11.51%	to	-10.35%
2021	0.00%	to	1.30%	85,411	11.73	to	17.98	1,309,522	1.18%	28.62%	to	30.30%
2020	0.00%	to	1.30%	79,554	9.02	to	13.80	1,031,865	3.41%	-8.45%	to	-7.25%
2019	0.00%	to	1.30%	325	9.74	to	14.88	4,746	1.40%	-4.10%	to	-2.84%
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
2023	0.00%	to	1.30%	59,058	13.98	to	24.13	1,376,562	0.00%	18.27%	to	19.81%
2022	0.00%	to	1.30%	80,322	11.68	to	20.14	1,548,330	0.00%	-23.56%	to	-22.56%
2021	0.00%	to	1.30%	181,397	15.11	to	26.01	4,550,572	0.00%	27.99%	to	29.66%
2020	0.00%	to	1.30%	74,669	11.67	to	20.06	1,397,959	0.12%	-2.48%	to	-1.20%
2019	0.00%	to	1.30%	218	11.83	to	20.30	4,309	0.66%	6.48%	to	7.87%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)
2023	0.00%	to	0.15%	1,072,278	11.46	to	13.28	14,138,050	3.69%	6.93%	to	7.09%
2022	0.00%	to	0.15%	1,094,378	10.71	to	12.40	13,530,998	2.72%	-6.50%	to	-6.36%
2021	0.00%			951,622	13.24			12,600,574	2.09%	1.29%
2020	0.00%			755,901	13.07			9,881,898	2.81%	4.81%
2019	0.00%			1,061	12.47			13,232	4.32%	4.78%	to	4.93%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2023	0.00%	to	0.15%	892,937	13.53	to	22.93	20,142,987	3.07%	7.98%	to	8.14%
2022	0.00%	to	0.15%	854,907	12.53	to	21.20	17,749,204	8.32%	-11.98%	to	-11.84%
2021	0.00%	to	0.15%	590,054	14.23	to	24.05	13,737,165	11.41%	16.06%	to	16.23%
2020	0.00%	to	0.15%	634,696	12.26	to	20.69	12,682,758	4.89%	7.85%	to	8.01%
2019	0.00%	to	0.15%	664	11.37	to	19.16	12,335	2.93%	11.73%	to	11.90%
PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class (PMVAAI)
2023	0.00%			48,541	13.07			634,347	3.08%	8.28%
2022	0.00%			48,560	12.07			586,064	7.81%	-11.66%
2021	0.00%			48,580	13.66			663,661	11.12%	16.41%
2020	0.00%			48,598	11.74			570,308	2.58%	17.35%			****
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2023	0.00%	to	0.15%	1,050,619	10.95	to	21.98	22,596,555	5.66%	10.93%	to	11.10%
2022	0.00%	to	0.15%	1,241,713	9.87	to	19.78	24,138,743	4.83%	-15.84%	to	-15.71%
2021	0.00%	to	0.15%	971,853	11.73	to	23.47	22,409,190	4.49%	-2.71%	to	-2.56%
2020	0.00%	to	0.15%	1,158,951	12.05	to	24.09	27,488,908	4.67%	6.55%	to	6.71%
2019	0.00%	to	0.15%	1,493	11.31	to	22.58	33,211	4.43%	14.60%	to	14.77%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2023	0.00%	to	0.15%	471,829	9.56	to	12.85	6,047,683	2.52%	6.05%	to	6.21%
2022	0.00%	to	0.15%	469,517	9.01	to	12.10	5,665,674	1.59%	-19.10%	to	-18.98%
2021	0.00%	to	0.15%	351,785	11.14	to	14.93	5,236,485	5.76%	-7.66%	to	-7.52%
2020	0.00%	to	0.15%	381,446	12.06	to	16.14	6,156,308	5.16%	10.61%	to	10.77%
2019	0.00%	to	0.15%	407	10.90	to	14.57	5,937	2.00%	6.86%	to	7.02%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2023	0.00%	to	0.15%	2,011,233	11.18	to	21.06	41,968,623	2.59%	8.85%	to	9.01%
2022	0.00%	to	0.15%	1,659,841	10.27	to	19.32	31,672,471	1.48%	-10.29%	to	-10.15%
2021	0.00%	to	0.15%	1,876,257	11.45	to	21.50	39,765,614	1.58%	-2.10%	to	-1.96%
2020	0.00%	to	0.15%	1,790,574	11.69	to	21.93	38,455,807	5.87%	5.40%	to	5.56%
2019	0.00%	to	0.15%	1,895	11.09	to	20.77	38,733	1.77%	6.85%	to	7.01%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2023	0.00%	to	0.15%	163,188	10.45	to	17.08	2,772,010	2.25%	5.10%	to	5.25%
2022	0.00%	to	0.15%	185,525	9.95	to	16.23	2,994,077	1.48%	-11.14%	to	-11.00%
2021	0.00%	to	0.15%	224,337	11.19	to	18.24	4,033,587	5.03%	-4.30%	to	-4.16%
2020	0.00%	to	0.15%	195,433	11.70	to	19.03	3,673,649	2.39%	9.95%	to	10.12%
2019	0.00%			176	17.28			3,045	2.46%	5.97%	to	6.12%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2023	0.00%	to	0.15%	1,421,185	12.58	to	25.33	35,369,616	5.65%	12.04%	to	12.20%
2022	0.00%	to	0.15%	1,297,043	11.23	to	22.57	28,887,854	5.08%	-10.42%	to	-10.28%
2021	0.00%	to	0.15%	1,297,505	12.54	to	25.16	32,285,076	4.45%	3.48%	to	3.63%
2020	0.00%	to	0.15%	1,594,292	12.11	to	24.28	38,540,417	4.81%	5.59%	to	5.75%
2019	0.00%	to	0.15%	2,539	11.47	to	22.96	58,164	4.91%	14.55%	to	14.72%
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
2023	0.00%	to	0.15%	12,367,515	12.26	to	13.47	166,178,267	5.29%	8.07%	to	8.24%
2022	0.00%	to	0.15%	11,327,761	11.34	to	12.45	140,654,370	3.72%	-7.91%	to	-7.78%
2021	0.00%	to	0.15%	11,915,484	12.32	to	13.50	160,492,423	2.89%	1.84%	to	2.00%
2020	0.00%	to	0.15%	10,236,912	12.10	to	13.24	135,261,739	4.63%	6.35%	to	6.51%
2019	0.00%	to	0.15%	9,959	11.37	to	12.43	123,539	3.52%	8.40%	to	8.57%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2023	0.00%	to	0.15%	1,930,144	10.52	to	15.02	28,692,648	3.59%	4.81%	to	4.96%
2022	0.00%	to	0.15%	2,119,123	10.04	to	14.31	29,919,773	1.65%	-5.88%	to	-5.74%
2021	0.00%	to	0.15%	2,265,678	10.66	to	15.18	33,775,726	0.52%	-1.08%	to	-0.93%
2020	0.00%	to	0.15%	2,148,775	10.78	to	15.32	32,501,778	1.19%	2.84%	to	2.99%
2019	0.00%	to	0.15%	2,038	10.48	to	14.87	30,195	2.78%	3.87%	to	4.03%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2023	0.00%	to	0.15%	1,029,096	9.60	to	19.47	19,098,453	2.38%	3.82%	to	3.98%
2022	0.00%	to	0.15%	677,538	9.25	to	18.72	12,095,060	2.06%	-28.98%	to	-28.87%
2021	0.00%	to	0.15%	727,756	13.02	to	26.32	18,781,478	1.57%	-4.93%	to	-4.78%
2020	0.00%	to	0.15%	619,199	13.70	to	27.65	15,928,825	1.68%	17.22%	to	17.39%
2019	0.00%	to	0.15%	594	11.68	to	23.55	13,462	2.06%	13.15%	to	13.32%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2023	0.00%	to	0.15%	1,426,791	11.50	to	18.40	26,069,290	3.00%	3.51%	to	3.67%
2022	0.00%	to	0.15%	1,683,629	11.11	to	17.75	29,511,950	7.13%	-12.04%	to	-11.90%
2021	0.00%	to	0.15%	1,813,386	12.63	to	20.14	36,158,027	4.89%	5.43%	to	5.59%
2020	0.00%	to	1.30%	1,595,759	11.98	to	19.08	30,295,709	1.42%	10.27%	to	11.71%
2019	0.00%	to	0.15%	1,484	10.74	to	17.08	25,250	1.68%	7.04%	to	8.44%
PIMCO Variable Insurance Trust - CommodityRealReturn(R)Strategy Portfolio: Administrative Class (PMVRSA)
2023	0.00%	to	0.15%	1,230,239	8.99	to	13.51	11,192,540	16.59%	-7.99%	to	-7.85%
2022	0.00%	to	0.15%	1,329,831	9.76	to	14.69	13,238,410	23.25%	8.45%	to	8.61%
2021	0.00%	to	0.15%	1,352,115	8.98	to	13.54	12,375,424	4.30%	33.14%	to	33.34%
2020	0.00%	to	0.15%	1,346,285	6.74	to	10.17	9,025,188	5.47%	1.20%	to	1.35%
2019	0.00%	to	0.15%	1,338	6.65	to	10.05	8,894	4.40%	11.26%	to	11.43%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2023	0.00%	to	0.15%	6,938,066	10.68	to	19.48	133,477,978	3.56%	5.77%	to	5.92%
2022	0.00%	to	0.15%	6,919,063	10.10	to	18.39	125,895,763	2.61%	-14.43%	to	-14.30%
2021	0.00%	to	0.15%	7,320,268	11.80	to	21.46	155,443,188	1.82%	-1.41%	to	-1.27%
2020	0.00%	to	0.15%	6,833,972	11.97	to	21.73	146,965,340	2.11%	8.49%	to	8.65%
2019	0.00%	to	0.15%	6,493	11.03	to	20.00	129,029	3.01%	6.96%	to	8.36%
PIMCO Variable Insurance Trust - Global Core Bond (Hedged)Portfolio: Administrative Class (PVGCBA)
2023	0.00%	to	0.15%	249,041	11.27	to	11.84	2,946,529	2.29%	7.81%	to	7.97%
2022	0.00%	to	0.15%	265,313	10.45	to	10.97	2,908,280	1.61%	-11.67%	to	-11.54%
2021	0.00%	to	0.15%	230,542	11.83	to	12.40	2,856,734	2.33%	-1.66%	to	-1.52%
2020	0.00%	to	0.15%	202,793	12.03	to	12.59	2,551,869	4.89%	7.94%	to	8.10%
2019	0.00%	to	0.15%	119	11.15	to	11.65	1,389	2.22%	7.72%	to	7.88%
PIMCO Variable Insurance Trust - Global Diversified Allocation Portfolio: Administrative Class (PVGDAA)
2023	0.00%			82	17.24			1,421	2.96%	13.49%
2022	0.00%			83	15.19			1,257	4.83%	-16.56%
2021	0.00%			628	18.20			11,438	4.45%	8.60%
2020	0.00%			635	16.76			10,643	3.24%	4.15%
2019	0.00%			1	16.09			10	2.62%	21.71%
PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)
2023	0.00%	to	0.15%	238,702	14.36	to	16.78	3,985,156	2.21%	12.85%	to	13.02%
2022	0.00%	to	0.15%	286,758	12.72	to	14.85	4,236,811	3.25%	-18.48%	to	-18.36%
2021	0.00%	to	0.15%	155,827	15.60	to	18.19	2,791,458	2.05%	12.46%	to	12.63%
2020	0.00%	to	0.15%	166,207	13.88	to	16.15	2,664,809	7.71%	16.66%	to	16.83%
2019	0.00%			161	13.82			2,224	2.21%	17.06%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2023	0.00%	to	1.30%	5,066,855	11.34	to	15.21	76,453,577	4.44%	4.53%	to	5.89%
2022	0.00%	to	1.30%	5,933,157	10.73	to	14.37	84,496,951	1.76%	-1.44%	to	-0.15%
2021	0.00%	to	1.30%	4,119,233	10.76	to	14.39	59,076,341	1.11%	-1.35%	to	-0.06%
2020	0.00%	to	1.30%	3,857,404	10.78	to	14.40	55,434,867	1.27%	0.92%	to	2.24%
2019	0.00%	to	0.15%	4,443	10.56	to	14.08	62,328	2.47%	1.47%	to	2.80%
ProFund VP Asia 30 (PROA30)
2023	0.00%	to	0.15%	69,086	10.36	to	11.69	802,349	0.08%	4.16%	to	4.32%
2022	0.00%	to	0.15%	114,059	9.94	to	11.21	1,272,221	1.14%	-24.54%	to	-24.42%
2021	0.00%	to	0.15%	73,169	13.18	to	14.83	1,078,384	0.00%	-18.64%	to	-18.52%
2020	0.00%	to	0.15%	134,042	16.20	to	18.20	2,433,243	0.61%	35.34%	to	35.55%
2019	0.00%			124	13.43			1,661	0.26%	26.31%
ProFund Access VP High Yield Fund (PROAHY)
2023	0.00%	to	0.15%	292,967	11.48	to	18.90	5,528,560	8.19%	10.26%	to	10.43%
2022	0.00%	to	0.15%	360,093	10.41	to	17.12	6,155,245	8.41%	-8.10%	to	-7.97%
2021	0.00%	to	0.15%	59,961	11.33	to	18.60	1,106,666	2.08%	0.12%	to	0.27%
2020	0.00%	to	0.15%	91,751	11.32	to	18.55	1,650,070	2.62%	-0.21%	to	-0.06%
2019	0.00%	to	0.15%	75	11.34	to	18.56	1,389	4.88%	12.26%	to	12.43%
ProFund VP Biotechnology (PROBIO)
2023	0.00%	to	0.15%	45,477	16.26	to	51.87	2,006,626	0.00%	9.98%	to	10.14%
2022	0.00%	to	0.15%	76,620	14.78	to	47.09	3,268,483	0.00%	-7.85%	to	-7.71%
2021	0.00%	to	0.15%	64,252	16.04	to	51.02	2,941,594	0.00%	15.56%	to	15.73%
2020	0.00%	to	0.15%	95,288	13.88	to	44.09	3,845,103	0.02%	15.20%	to	15.38%
2019	0.00%	to	0.15%	91	12.05	to	38.21	3,081	0.00%	16.28%	to	16.46%
ProFund VP Bull (PROBL)
2023	0.00%	to	0.15%	468,987	19.53	to	40.04	18,774,550	0.00%	23.55%	to	23.74%
2022	0.00%	to	0.15%	343,908	15.80	to	32.36	11,125,061	0.00%	-19.86%	to	-19.74%
2021	0.00%	to	0.15%	628,234	19.72	to	40.32	25,297,007	0.00%	26.14%	to	26.33%
2020	0.00%	to	0.15%	678,688	15.63	to	31.91	21,647,437	0.12%	15.86%	to	16.03%
2019	0.00%	to	0.15%	620	13.49	to	27.50	16,976	0.28%	28.69%	to	28.88%
ProFund VP Materials (PROBM)
2023	0.00%	to	0.15%	130,321	16.45	to	24.19	2,929,328	0.50%	12.21%	to	12.38%
2022	0.00%	to	0.15%	71,000	14.66	to	21.52	1,503,721	0.24%	-9.28%	to	-9.14%
2021	0.00%	to	0.15%	101,189	16.16	to	23.69	2,375,385	0.52%	25.44%	to	25.63%
2020	0.00%	to	0.15%	279,114	12.88	to	18.86	5,250,023	0.57%	16.31%	to	16.49%
2019	0.00%			48	16.19			769	0.20%	17.54%	to	17.72%
ProFund VP Banks (PROBNK)
2023	0.00%	to	0.15%	57,685	13.05	to	26.01	1,500,186	2.10%	10.22%	to	10.39%
2022	0.00%			42,776	23.57			1,008,023	0.63%	-19.88%
2021	0.00%			39,370	29.41			1,157,998	1.24%	34.09%
2020	0.00%	to	0.15%	55,721	11.06	to	21.94	1,207,206	1.27%	-15.34%	to	-15.21%
2019	0.00%	to	0.15%	108	13.06	to	25.87	2,736	0.66%	36.22%	to	36.43%
ProFund VP Bear (PROBR)
2023	0.00%	to	0.15%	989,179	1.29	to	3.89	1,522,561	0.18%	-15.40%	to	-15.27%
2022	0.00%	to	0.15%	1,803,128	1.53	to	4.60	2,800,095	0.00%	16.94%	to	17.11%
2021	0.00%	to	0.15%	134,563	1.30	to	3.94	186,188	0.00%	-24.74%	to	-24.63%
2020	0.00%	to	0.15%	376,028	1.73	to	5.23	656,412	0.32%	-25.73%	to	-25.61%
2019	0.00%	to	0.15%	105	2.33	to	7.04	298	0.08%	-23.06%	to	-22.95%
ProFund VP Consumer Staples (PROCG)
2023	0.00%	to	0.15%	82,955	14.08	to	30.47	1,964,725	0.12%	3.77%	to	3.92%
2022	0.00%	to	0.15%	99,007	13.56	to	29.32	2,308,487	0.03%	-24.81%	to	-24.70%
2021	0.00%	to	0.15%	253,353	18.04	to	38.93	9,077,988	0.15%	19.47%	to	19.65%
2020	0.00%	to	0.15%	81,684	15.10	to	32.54	2,592,696	0.57%	30.85%	to	31.05%
2019	0.00%	to	0.15%	56	11.54	to	24.83	1,390	1.43%	26.37%	to	26.56%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFund VP Consumer Discretionary (PROCS)
2023	0.00%	to	0.15%	90,252	17.18	to	43.58	3,790,384	0.00%	31.86%	to	32.05%
2022	0.00%	to	0.15%	45,038	13.03	to	33.00	1,363,292	0.00%	-31.63%	to	-31.53%
2021	0.00%	to	0.15%	71,103	19.06	to	48.20	3,244,667	0.00%	10.07%	to	10.23%
2020	0.00%	to	0.15%	75,386	17.31	to	43.73	3,132,353	0.00%	28.15%	to	28.34%
2019	0.00%	to	0.15%	61	13.51	to	34.07	2,011	0.00%	24.45%	to	24.64%
ProFund VP Europe 30 (PROE30)
2023	0.00%	to	0.15%	143,768	13.40	to	17.94	2,576,618	2.52%	17.29%	to	17.47%
2022	0.00%	to	0.15%	93,243	11.42	to	15.27	1,423,348	4.87%	-7.90%	to	-7.76%
2021	0.00%	to	0.15%	79,271	12.40	to	16.55	1,312,017	0.59%	24.34%	to	24.53%
2020	0.00%			49,364	13.29			656,173	2.02%	-9.23%
2019	0.00%			61	14.64			900	1.65%	17.61%	to	17.79%
ProFund VP Emerging Markets (PROEM)
2023	0.00%	to	0.15%	412,140	11.08	to	12.19	4,573,888	2.16%	15.14%	to	15.31%
2022	0.00%	to	0.15%	366,038	9.61	to	10.59	3,514,800	0.62%	-16.32%	to	-16.19%
2021	0.00%	to	0.15%	266,379	11.46	to	12.65	3,056,364	0.00%	-18.14%	to	-18.01%
2020	0.00%			526,394	13.98			7,358,569	0.55%	26.72%
2019	0.00%			319	11.03			3,518	0.31%	24.05%	to	24.23%
ProFund VP Financials (PROFIN)
2023	0.00%	to	0.15%	204,987	16.38	to	30.63	5,791,909	0.57%	13.71%	to	13.88%
2022	0.00%	to	0.15%	136,211	14.41	to	26.89	3,558,228	0.04%	-15.27%	to	-15.14%
2021	0.00%	to	0.15%	210,787	17.00	to	31.69	6,630,191	0.36%	29.91%	to	30.10%
2020	0.00%	to	0.15%	122,150	13.09	to	24.36	2,923,418	1.09%	-1.92%	to	-1.77%
2019	0.00%	to	0.15%	180	13.35	to	24.80	4,390	0.64%	30.07%	to	30.27%
ProFund VP Falling US Dollar (PROFUD)
2023	0.00%	to	0.15%	140,948	6.27	to	8.70	886,760	0.00%	3.09%	to	3.25%
2022	0.00%	to	0.15%	34,566	6.07	to	8.44	212,665	0.00%	-8.90%	to	-8.76%
2021	0.00%	to	0.15%	25,430	6.66	to	9.27	172,995	0.00%	-8.17%	to	-8.03%
2020	0.00%			66,091	7.24			478,330	0.34%	4.80%
2019	0.00%			28	6.91			195	0.04%	-2.49%	to	-2.34%
ProFund VP Government Money Market (PROGMM)
2023	0.00%	to	0.15%	301,210	10.55	to	10.67	3,213,631	4.03%	3.98%	to	4.13%
2022	0.00%	to	0.15%	383,230	10.14	to	10.25	3,926,414	1.01%	0.89%	to	1.04%
2021	0.00%	to	0.15%	424,245	10.06	to	10.14	4,301,950	0.01%	-0.14%	to	0.01%
2020	0.00%	to	0.15%	583,356	10.07	to	10.14	5,914,217	0.05%	-0.11%	to	0.04%
2019	0.00%	to	0.15%	1,008	10.08	to	10.13	10,211	0.88%	0.62%	to	0.77%
ProFund VP U.S. Government Plus (PROGVP)
2023	0.00%	to	0.15%	135,605	7.80	to	12.78	1,678,663	4.76%	-0.11%	to	0.04%
2022	0.00%	to	0.15%	29,021	7.81	to	12.77	370,138	0.00%	-41.78%	to	-41.70%
2021	0.00%			61,156	21.91			1,339,700	0.00%	-7.08%
2020	0.00%			46,040	23.58			1,085,457	0.06%	20.69%
2019	0.00%			168	19.53			3,278	0.85%	18.04%	to	18.22%
ProFund VP Health Care (PROHC)
2023	0.00%	to	0.15%	125,246	17.84	to	45.80	4,840,564	0.00%	0.67%	to	0.82%
2022	0.00%	to	0.15%	124,221	17.72	to	45.42	5,464,986	0.00%	-6.17%	to	-6.02%
2021	0.00%	to	0.15%	116,817	18.89	to	48.34	5,554,274	0.03%	21.36%	to	21.54%
2020	0.00%	to	0.15%	103,473	15.56	to	39.77	4,109,772	0.00%	14.27%	to	14.44%
2019	0.00%	to	0.15%	140	13.62	to	34.75	4,814	0.00%	19.19%	to	19.37%
ProFund VP Industrials (PROIND)
2023	0.00%	to	0.15%	157,490	17.27	to	37.76	5,358,130	0.00%	16.12%	to	16.30%
2022	0.00%	to	0.15%	135,223	14.88	to	32.47	4,365,112	0.00%	-15.73%	to	-15.60%
2021	0.00%	to	0.15%	170,970	17.65	to	38.47	6,560,941	0.00%	16.23%	to	16.40%
2020	0.00%	to	0.15%	134,177	15.19	to	33.05	4,157,196	0.17%	16.59%	to	16.76%
2019	0.00%	to	0.15%	133	13.03	to	28.31	3,708	0.00%	30.30%	to	30.49%
ProFund VP International (PROINT)
2023	0.00%			11,659	15.53			181,044	0.00%	15.55%
2022	0.00%			96,774	13.44			1,300,462	0.00%	-16.45%
2021	0.00%	to	0.15%	42,161	12.62	to	16.08	674,397	0.00%	8.66%	to	8.82%
2020	0.00%			11,431	14.78			168,945	0.31%	4.90%
2019	0.00%			14	14.09			199	0.20%	19.09%	to	19.27%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFund VP Japan (PROJP)
2023	0.00%			103,236	27.16			2,803,561	0.00%	34.51%
2022	0.00%	to	0.15%	24,034	13.36	to	20.19	485,029	0.00%	-10.06%	to	-9.92%
2021	0.00%			24,655	22.41			552,616	0.00%	3.89%
2020	0.00%			192,694	21.57			4,157,241	0.08%	15.93%
2019	0.00%			77	18.61			1,430	0.10%	19.82%	to	20.00%
ProFund VP Large-Cap Growth (PROLCG)
2023	0.00%	to	0.15%	137,013	21.42	to	48.38	6,608,832	0.00%	27.67%	to	27.86%
2022	0.00%	to	0.15%	51,401	16.78	to	37.84	1,928,841	0.00%	-30.74%	to	-30.64%
2021	0.00%	to	0.15%	180,901	24.22	to	54.56	9,813,524	0.00%	29.67%	to	29.86%
2020	0.00%	to	0.15%	152,630	18.68	to	42.01	6,401,423	0.00%	30.73%	to	30.93%
2019	0.00%	to	0.15%	178	14.29	to	32.09	5,717	0.00%	28.70%	to	28.89%
ProFund VP Large-Cap Value (PROLCV)
2023	0.00%	to	0.15%	201,480	17.46	to	33.86	6,810,029	0.69%	19.91%	to	20.09%
2022	0.00%	to	0.15%	113,600	14.56	to	28.19	3,197,714	0.30%	-6.96%	to	-6.82%
2021	0.00%	to	0.15%	147,316	15.65	to	30.26	4,417,119	0.62%	22.74%	to	22.92%
2020	0.00%			42,947	24.61			1,057,078	0.24%	-0.06%
2019	0.00%			251	24.63			6,192	0.30%	29.77%
ProFund VP Mid-Cap (PROMC)
2023	0.00%	to	0.15%	24,509	15.20	to	30.88	753,051	0.00%	13.66%	to	13.83%
2022	0.00%	to	0.15%	23,148	13.38	to	27.13	612,316	0.00%	-15.04%	to	-14.92%
2021	0.00%	to	0.15%	66,484	15.74	to	31.88	2,114,835	0.00%	22.02%	to	22.21%
2020	0.00%	to	0.15%	80,827	12.90	to	26.09	2,104,716	0.47%	10.59%	to	10.76%
2019	0.00%	to	0.15%	90	11.67	to	23.55	2,118	0.08%	23.34%	to	23.53%
ProFund VP Mid-Cap Growth (PROMCG)
2023	0.00%	to	0.15%	70,223	15.62	to	33.56	2,343,154	0.00%	15.39%	to	15.56%
2022	0.00%			14,933	29.04			433,735	0.00%	-20.34%
2021	0.00%			23,591	36.46			860,172	0.00%	16.97%
2020	0.00%			105,349	31.17			3,284,064	0.00%	20.90%
2019	0.00%			14	25.78			358	0.00%	24.06%	to	24.24%
ProFund VP Mid-Cap Value (PROMCV)
2023	0.00%	to	0.15%	67,908	15.73	to	32.19	2,156,934	0.26%	13.28%	to	13.45%
2022	0.00%	to	0.15%	75,592	13.89	to	28.37	2,137,253	0.18%	-8.59%	to	-8.45%
2021	0.00%	to	0.15%	133,016	15.19	to	30.99	3,978,999	0.31%	28.34%	to	28.53%
2020	0.00%	to	0.15%	33,113	11.84	to	24.11	734,332	0.49%	2.14%	to	2.30%
2019	0.00%	to	0.15%	61	11.59	to	23.57	1,311	0.10%	23.90%	to	24.08%
ProFund VP NASDAQ-100 (PRON)
2023	0.00%	to	0.15%	690,919	27.42	to	73.86	47,864,012	0.00%	51.95%	to	52.17%
2022	0.00%	to	0.15%	379,859	18.05	to	48.54	17,187,050	0.00%	-34.01%	to	-33.91%
2021	0.00%	to	0.15%	928,637	27.35	to	73.44	66,219,108	0.00%	24.62%	to	24.80%
2020	0.00%	to	0.15%	926,682	21.94	to	58.84	52,593,108	0.00%	45.35%	to	45.57%
2019	0.00%	to	0.15%	912	15.10	to	40.42	35,599	0.00%	36.50%	to	36.70%
ProFund VP Internet (PRONET)
2023	0.00%	to	0.15%	66,217	18.39	to	48.80	2,936,505	0.00%	49.63%	to	49.85%
2022	0.00%	to	0.15%	54,181	12.29	to	32.57	1,509,363	0.00%	-46.21%	to	-46.13%
2021	0.00%	to	0.15%	75,425	22.85	to	60.45	3,994,625	0.00%	5.14%	to	5.30%
2020	0.00%	to	0.15%	167,260	21.73	to	57.41	8,785,585	0.00%	50.60%	to	50.82%
2019	0.00%	to	0.15%	118	14.43	to	38.07	4,174	0.00%	17.86%	to	18.03%
ProFund VP Energy (PROOG)
2023	0.00%	to	0.15%	466,566	14.34	to	16.20	7,415,433	1.94%	-2.64%	to	-2.49%
2022	0.00%	to	0.15%	817,375	14.73	to	16.62	13,332,132	1.18%	59.19%	to	59.43%
2021	0.00%	to	0.15%	386,281	9.25	to	10.42	3,887,357	2.05%	51.70%	to	51.93%
2020	0.00%	to	0.15%	327,239	6.10	to	6.86	2,176,290	1.25%	-34.56%	to	-34.46%
2019	0.00%	to	0.15%	433	9.32	to	10.47	4,460	0.94%	8.35%	to	8.52%
ProFund VP Pharmaceuticals (PROPHR)
2023	0.00%	to	0.15%	19,213	12.20	to	27.60	518,510	0.49%	-5.63%	to	-5.49%
2022	0.00%	to	0.15%	48,626	12.93	to	29.20	1,299,020	0.09%	-6.27%	to	-6.13%
2021	0.00%	to	0.15%	84,006	13.79	to	31.11	2,484,203	0.13%	11.03%	to	11.20%
2020	0.00%	to	0.15%	73,084	12.42	to	27.98	1,940,182	0.06%	12.34%	to	12.51%
2019	0.00%	to	0.15%	69	11.06	to	24.86	1,644	0.65%	13.87%	to	14.04%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFund VP Precious Metals (PROPM)
2023	0.00%	to	0.15%	355,940	5.74	to	13.13	2,132,029	0.00%	1.33%	to	1.48%
2022	0.00%	to	0.15%	743,076	5.65	to	12.96	4,304,679	0.00%	-11.15%	to	-11.02%
2021	0.00%	to	0.15%	463,126	6.35	to	14.58	3,003,674	0.00%	-9.07%	to	-8.93%
2020	0.00%	to	0.15%	528,444	6.98	to	16.04	3,720,373	0.29%	23.92%	to	24.10%
2019	0.00%	to	0.15%	399	5.62	to	12.94	2,296	0.03%	45.76%	to	45.98%
ProFund VP Real Estate (PRORE)
2023	0.00%	to	0.15%	64,740	12.75	to	23.45	1,516,153	1.16%	9.57%	to	9.73%
2022	0.00%	to	0.15%	43,991	11.63	to	21.37	938,382	0.57%	-26.67%	to	-26.56%
2021	0.00%	to	0.15%	185,686	15.86	to	29.10	5,395,348	0.04%	36.87%	to	37.08%
2020	0.00%	to	0.15%	44,803	11.59	to	21.23	949,342	1.70%	-6.43%	to	-6.29%
2019	0.00%	to	0.15%	156	12.39	to	22.65	3,522	1.39%	26.57%	to	26.76%
ProFund VP Rising Rates Opportunity (PRORRO)
2023	0.00%	to	0.15%	402,375	3.51	to	9.14	1,416,955	0.14%	1.60%	to	1.75%
2022	0.00%	to	0.15%	1,454,164	3.45	to	9.00	5,068,960	0.00%	58.23%	to	58.47%
2021	0.00%	to	0.15%	556,979	2.18	to	5.69	1,234,698	0.00%	-0.22%	to	-0.07%
2020	0.00%	to	0.15%	260,007	2.18	to	5.70	570,770	1.16%	-26.81%	to	-26.70%
2019	0.00%			314	2.97			933	0.20%	-17.54%	to	-17.42%
ProFund VP Small Cap (PROSC)
2023	0.00%	to	0.15%	318,410	13.73	to	26.51	8,441,895	0.00%	14.74%	to	14.91%
2022	0.00%			207,307	23.07			4,783,240	0.00%	-21.85%
2021	0.00%			234,156	29.52			6,913,015	0.00%	12.88%
2020	0.00%			443,936	26.15			11,610,697	0.06%	17.06%
2019	0.00%			403	22.34			8,997	0.00%	23.42%	to	23.60%
ProFund VP Small-Cap Growth (PROSCG)
2023	0.00%	to	0.15%	82,720	15.31	to	35.80	2,916,064	0.00%	15.02%	to	15.19%
2022	0.00%	to	0.15%	65,973	13.31	to	31.08	2,003,141	0.00%	-22.53%	to	-22.41%
2021	0.00%	to	0.15%	109,205	17.18	to	40.06	4,341,977	0.00%	20.46%	to	20.64%
2020	0.00%	to	0.15%	84,349	14.26	to	33.20	2,770,897	0.00%	17.21%	to	17.39%
2019	0.00%	to	0.15%	44	12.17	to	28.28	1,224	0.00%	18.94%	to	19.12%
ProFund VP Semiconductor (PROSCN)
2023	0.00%	to	0.15%	274,140	43.71	to	102.87	25,397,951	0.00%	93.38%	to	93.66%
2022	0.00%	to	0.15%	40,763	22.60	to	53.12	2,084,711	0.00%	-37.60%	to	-37.50%
2021	0.00%	to	0.15%	77,772	36.22	to	85.00	6,499,791	0.00%	48.27%	to	48.49%
2020	0.00%			82,970	57.24			4,749,279	0.41%	44.85%
2019	0.00%	to	0.15%	59	16.89	to	39.52	2,286	0.15%	49.55%	to	49.77%
ProFund VP Small-Cap Value (PROSCV)
2023	0.00%	to	0.15%	85,194	14.70	to	29.78	2,511,723	0.02%	12.77%	to	12.94%
2022	0.00%	to	0.15%	108,454	13.04	to	26.37	2,849,569	0.00%	-12.54%	to	-12.41%
2021	0.00%	to	0.15%	134,095	14.90	to	30.10	4,023,271	0.10%	28.36%	to	28.56%
2020	0.00%			142,021	23.42			3,325,617	0.03%	1.06%
2019	0.00%	to	0.15%	146	11.51	to	23.17	3,379	0.00%	22.38%	to	22.56%
ProFund VP Short Emerging Markets (PROSEM)
2023	0.00%			639	3.75			2,399	0.44%	-11.78%
2022	0.00%	to	0.15%	214	4.26	to	5.92	912	0.00%	6.53%	to	6.69%
2021	0.00%	to	0.15%	26,950	3.99	to	5.55	107,902	0.00%	9.79%	to	9.96%
2020	0.00%	to	0.15%	7,514	3.63	to	5.06	27,746	0.04%	-31.86%	to	-31.76%
2019	0.00%	to	0.15%	38	5.32	to	7.42	217	0.74%	-21.11%	to	-20.99%
ProFund VP Short International (PROSIN)
2023	0.00%	to	0.15%	28,464	3.21	to	6.06	94,379	0.78%	-10.43%	to	-10.29%
2022	0.00%	to	0.15%	579,907	3.58	to	6.76	2,079,125	0.00%	12.28%	to	12.45%
2021	0.00%	to	0.15%	52,704	3.18	to	6.02	168,659	0.00%	-13.53%	to	-13.40%
2020	0.00%	to	0.15%	50,819	3.67	to	6.97	190,946	0.14%	-17.07%	to	-16.94%
2019	0.00%	to	0.15%	21	4.42	to	8.40	112	0.41%	-17.54%	to	-17.42%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFund VP Short Mid-Cap (PROSMC)
2023	0.00%			14,549	1.41			20,540	0.42%	-9.35%
2022	0.00%	to	0.15%	615	1.56	to	4.76	958	0.00%	9.20%	to	9.37%
2021	0.00%			617	1.42			878	0.00%	-24.07%
2020	0.00%	to	0.15%	4,704	1.88	to	5.75	14,951	0.62%	-26.76%	to	-26.65%
2019	0.00%	to	0.15%	19	2.56	to	7.85	103	0.07%	-21.29%	to	-21.17%
ProFund VP Short NASDAQ-100 (PROSN)
2023	0.00%	to	0.15%	2,269,943	0.57	to	2.35	1,374,490	0.00%	-32.50%	to	-32.40%
2022	0.00%	to	0.15%	1,205,587	0.84	to	3.49	1,059,138	0.00%	34.86%	to	35.06%
2021	0.00%	to	0.15%	146,651	0.62	to	2.59	94,660	0.00%	-25.24%	to	-25.13%
2020	0.00%	to	0.15%	441,196	0.83	to	3.46	376,430	0.04%	-42.86%	to	-42.77%
2019	0.00%	to	0.15%	136	1.46	to	6.05	297	0.01%	-28.16%	to	-28.06%
ProFund VP Short Small-Cap (PROSSC)
2023	0.00%	to	0.15%	464,088	1.31	to	4.51	610,436	0.12%	-11.01%	to	-10.88%
2022	0.00%	to	0.15%	775,818	1.47	to	5.07	1,139,107	0.00%	17.63%	to	17.81%
2021	0.00%			39,541	1.25			49,279	0.00%	-19.05%
2020	0.00%	to	0.15%	210,644	1.54	to	5.33	330,836	0.52%	-32.07%	to	-31.96%
2019	0.00%	to	0.15%	137	2.26	to	7.85	391	0.10%	-20.90%	to	-20.78%
ProFund VP Technology (PROTEC)
2023	0.00%	to	0.15%	130,574	32.47	to	75.44	8,979,083	0.00%	57.71%	to	57.95%
2022	0.00%	to	0.15%	89,574	20.59	to	47.76	4,205,605	0.00%	-35.82%	to	-35.72%
2021	0.00%	to	0.15%	124,255	32.08	to	74.30	8,831,880	0.00%	34.75%	to	34.96%
2020	0.00%	to	0.15%	123,317	23.81	to	55.06	6,433,663	0.00%	44.59%	to	44.80%
2019	0.00%	to	0.15%	118	16.47	to	38.02	4,364	0.00%	44.97%	to	45.18%
ProFund VP Communication Services (PROTEL)
2023	0.00%	to	0.15%	73,164	12.91	to	21.07	1,531,448	1.04%	31.62%	to	31.82%
2022	0.00%	to	0.15%	28,724	9.81	to	15.99	451,794	2.70%	-21.34%	to	-21.22%
2021	0.00%	to	0.15%	68,404	12.47	to	20.29	1,378,137	1.61%	18.24%	to	18.41%
2020	0.00%			39,023	17.14			668,710	1.84%	3.15%
2019	0.00%			31	16.61			518	2.44%	14.60%	to	14.77%
ProFund VP UltraBull (PROUB)
2023	0.00%	to	0.15%	85,272	27.98	to	102.11	8,564,996	0.00%	45.02%	to	45.23%
2022	0.00%	to	0.15%	25,913	19.30	to	70.30	1,723,499	0.00%	-39.21%	to	-39.12%
2021	0.00%	to	0.15%	21,642	31.74	to	115.48	2,346,016	0.00%	57.90%	to	58.14%
2020	0.00%	to	0.15%	50,219	20.10	to	73.02	3,637,723	0.72%	19.65%	to	19.83%
2019	0.00%	to	0.15%	54	16.80	to	60.94	3,269	0.30%	59.93%	to	60.17%
ProFund VP UltraMid-Cap (PROUMC)
2023	0.00%	to	0.15%	13,867	16.25	to	59.33	822,460	0.00%	22.03%	to	22.21%
2022	0.00%			7,736	48.55			375,599	0.00%	-32.17%
2021	0.00%	to	0.15%	51,438	19.66	to	71.57	3,389,753	0.00%	46.45%	to	46.67%
2020	0.00%			22,576	48.80			1,101,686	0.23%	5.22%
2019	0.00%			33	46.38			1,508	0.00%	47.57%	to	47.79%
ProFund VP UltraNASDAQ-100 (PROUN)
2023	0.00%	to	0.15%	60,276	48.70	to	306.90	18,134,603	0.00%	115.14%	to	115.46%
2022	0.00%	to	0.15%	139,104	22.63	to	142.44	17,082,321	0.00%	-60.99%	to	-60.93%
2021	0.00%	to	0.15%	96,483	58.02	to	364.57	28,537,487	0.00%	52.28%	to	52.51%
2020	0.00%	to	0.15%	111,324	38.10	to	239.05	21,349,877	0.00%	86.02%	to	86.30%
2019	0.00%	to	0.15%	110	20.48	to	128.31	13,352	0.00%	79.40%	to	79.66%
ProFund VP UltraSmall-Cap (PROUSC)
2023	0.00%	to	0.15%	45,678	12.37	to	38.22	1,738,267	0.00%	22.25%	to	22.43%
2022	0.00%	to	0.15%	12,228	10.12	to	31.22	376,526	0.00%	-43.77%	to	-43.68%
2021	0.00%	to	0.15%	50,006	18.00	to	55.44	2,764,979	0.00%	23.12%	to	23.30%
2020	0.00%	to	0.15%	58,491	14.62	to	44.96	2,626,321	0.12%	16.21%	to	16.39%
2019	0.00%	to	0.15%	33	12.58	to	38.63	1,270	0.00%	47.11%	to	47.33%
ProFund VP UltraShort NASDAQ-100 (PROUSN)
2023	0.00%	to	0.15%	21,640,549	0.02	to	0.35	515,067	0.00%	-57.55%	to	-57.49%
2022	0.00%	to	0.15%	69,468,669	0.06	to	0.83	3,869,239	0.00%	55.81%	to	56.05%
2021	0.00%	to	0.15%	9,320,143	0.04	to	0.53	346,695	0.00%	-42.80%	to	-42.72%
2020	0.00%	to	0.15%	1,221,710	0.06	to	0.93	107,352	0.38%	-71.50%	to	-71.46%
2019	0.00%	to	0.15%	462	0.22	to	3.26	881	0.08%	-50.58%	to	-50.50%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFund VP Utilities (PROUTL)
2023	0.00%	to	0.15%	196,624	13.43	to	27.50	4,846,728	1.24%	-8.73%	to	-8.59%
2022	0.00%	to	0.15%	266,866	14.71	to	30.09	7,701,622	1.05%	-0.40%	to	-0.25%
2021	0.00%	to	0.15%	171,018	14.77	to	30.16	5,078,193	1.55%	15.24%	to	15.41%
2020	0.00%	to	0.15%	115,962	12.82	to	26.14	2,976,453	1.20%	-2.55%	to	-2.40%
2019	0.00%	to	0.15%	208	13.15	to	26.78	5,518	1.23%	22.69%	to	22.88%
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB (PVAGIB)
2023	0.00%	to	0.15%	183,522	10.04	to	11.37	2,082,042	15.99%	5.12%	to	5.27%
2022	0.00%	to	0.15%	189,947	9.56	to	10.80	2,046,745	4.72%	-10.21%	to	-10.07%
2021	0.00%	to	0.15%	293,672	10.64	to	12.01	3,515,738	0.00%	-3.91%	to	-3.77%
2020	0.00%	to	0.15%	125,069	11.07	to	12.48	1,555,933	11.32%	-1.71%	to	-1.56%
2019	0.00%	to	0.15%	351	11.27	to	12.68	4,423	1.71%	13.03%	to	13.20%
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)
2023	0.00%	to	0.15%	244,952	10.69	to	13.45	3,280,311	6.21%	4.66%	to	4.82%
2022	0.00%	to	0.15%	274,980	10.22	to	12.83	3,514,725	6.68%	-2.49%	to	-2.35%
2021	0.00%	to	0.15%	333,133	10.48	to	13.14	4,360,275	0.79%	-7.09%	to	-6.95%
2020	0.00%	to	0.15%	372,571	11.28	to	14.12	5,232,039	6.63%	-1.05%	to	-0.90%
2019	0.00%	to	0.15%	642	11.40	to	14.25	9,110	2.94%	11.06%	to	11.23%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2023	0.00%	to	0.15%	822,637	20.26	to	44.96	35,772,625	1.59%	15.49%	to	15.67%
2022	0.00%	to	0.15%	571,554	17.54	to	38.87	21,305,926	1.50%	-3.28%	to	-3.13%
2021	0.00%	to	0.15%	549,026	18.14	to	40.13	20,987,468	1.20%	27.11%	to	27.30%
2020	0.00%	to	0.15%	462,479	14.27	to	31.52	14,178,697	1.56%	5.64%	to	5.80%
2019	0.00%	to	0.15%	419	13.51	to	29.79	12,430	1.95%	30.21%	to	30.40%
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)
2023	0.00%	to	0.15%	801,422	12.33	to	18.41	14,755,571	3.50%	11.97%	to	12.13%
2022	0.00%			318,297	16.42			5,226,215	4.03%	-11.60%
2021	0.00%			476,323	18.57			8,847,430	3.56%	4.97%
2020	0.00%			686,005	17.69			12,138,287	1.24%	5.21%
2019	0.00%			599	16.82			10,080	4.69%	14.22%	to	14.40%
Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)
2023	0.00%	to	0.15%	408,973	10.38	to	13.71	5,601,310	5.95%	4.54%	to	4.69%
2022	0.00%	to	0.15%	490,315	9.93	to	13.09	6,396,822	5.38%	-13.94%	to	-13.81%
2021	0.00%	to	0.15%	533,916	11.54	to	15.19	8,074,188	1.59%	-4.73%	to	-4.59%
2020	0.00%	to	0.15%	858,112	12.11	to	15.92	13,630,353	3.92%	5.57%	to	5.73%
2019	0.00%	to	0.15%	1,150	11.47	to	15.06	17,298	2.44%	11.73%	to	11.89%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2023	0.00%	to	0.15%	356,459	17.22	to	17.32	6,167,871	1.32%	18.50%	to	18.68%
2022	0.00%	to	0.15%	194,800	14.53	to	14.59	2,841,668	1.98%	-6.95%	to	-6.81%
2021	0.00%	to	0.15%	81,968	15.62	to	15.66	1,283,192	2.53%	14.77%	to	14.94%
2020	0.00%	to	0.15%	32,505	13.61	to	13.62	442,755	0.00%	36.08%	to	36.22%	****
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2023	0.00%	to	0.15%	199,826	16.77	to	16.87	3,368,995	0.57%	25.92%	to	26.11%
2022	0.00%	to	0.15%	100,206	13.32	to	13.37	1,339,703	0.52%	-23.03%	to	-22.91%
2021	0.00%	to	0.15%	81,234	17.31	to	17.35	1,408,935	0.12%	23.35%	to	23.53%
2020	0.00%	to	0.15%	76,831	14.03	to	14.04	1,078,872	0.00%	40.30%	to	40.44%	****
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)
2023	0.00%	to	0.15%	459,999	12.19	to	13.58	6,245,640	1.15%	4.20%	to	4.36%
2022	0.00%	to	0.15%	583,228	11.70	to	13.01	7,584,111	3.58%	-7.28%	to	-7.15%
2021	0.00%	to	0.15%	984,161	12.62	to	14.01	13,787,298	2.70%	3.03%	to	3.18%
2020	0.00%	to	0.15%	914,107	12.25	to	13.58	12,413,640	4.75%	10.63%	to	10.80%
2019	0.00%			1,138	12.26			13,949	2.55%	9.22%
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N (RWMVN)
2023	0.00%	to	0.15%	127,289	11.79	to	12.83	1,628,315	0.56%	3.67%	to	3.83%
2022	0.00%	to	0.15%	164,190	11.37	to	12.36	2,026,847	3.85%	-7.73%	to	-7.60%
2021	0.00%	to	0.15%	194,558	12.33	to	13.38	2,599,714	2.09%	2.51%	to	2.67%
2020	0.00%	to	0.15%	238,971	12.03	to	13.03	3,090,025	3.40%	10.10%	to	10.26%
2019	0.00%	to	0.15%	382	10.92	to	11.82	4,506	0.85%	8.55%	to	8.72%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2023	0.00%	to	1.30%	157,500	16.82	to	41.61	5,297,288	0.00%	17.25%	to	18.78%
2022	0.00%	to	1.30%	151,983	14.18	to	35.48	4,187,746	0.00%	-23.44%	to	-22.43%
2021	0.00%	to	1.30%	230,078	18.31	to	46.35	8,257,578	0.00%	28.30%	to	29.98%
2020	0.00%	to	1.30%	184,680	14.11	to	36.12	5,174,935	0.00%	22.19%	to	23.79%
2019	0.00%	to	1.30%	206	11.41	to	29.56	4,673	0.00%	18.01%	to	19.55%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2023	0.00%	to	1.30%	337,587	15.88	to	49.52	12,420,392	0.94%	24.30%	to	25.93%
2022	0.00%	to	1.30%	276,807	12.63	to	39.84	8,009,713	0.41%	-10.37%	to	-9.20%
2021	0.00%	to	1.30%	268,766	13.93	to	44.45	8,649,655	1.52%	27.15%	to	28.82%
2020	0.00%	to	1.30%	320,271	10.83	to	34.96	8,144,801	1.05%	-8.35%	to	-7.15%
2019	0.00%	to	1.30%	306	11.68	to	38.14	8,403	0.67%	17.13%	to	18.67%
Russell Investment Funds - Global Real Estate Securities Fund (RLVGRE)
2023	0.00%			22,498	16.90			380,109	1.80%	10.55%
2022	0.00%			22,917	15.28			350,241	1.25%	-26.77%
2021	0.00%			23,601	20.87			492,535	4.87%	27.19%
2020	0.00%			23,654	16.41			388,102	1.52%	-5.18%
2019	0.00%			24	17.30			423	4.64%	21.64%
Russell Investment Funds - International Developed Markets Fund (RLVIDM)
2023	0.00%			7,772	17.04			132,444	1.30%	16.26%
2022	0.00%			8,492	14.66			124,470	0.00%	-13.04%
2021	0.00%			8,506	16.86			143,370	2.51%	12.66%
2020	0.00%			8,584	14.96			128,434	1.24%	5.08%
2019	0.00%			9	14.24			124	2.67%	19.72%
Russell Investment Funds - Balanced Strategy Fund (RLVLBS)
2023	0.00%			16,441	18.34			301,477	1.36%	14.52%
2022	0.00%			19,627	16.01			314,272	1.62%	-16.35%
2021	0.00%			34,114	19.14			653,030	4.73%	13.04%
2020	0.00%			34,294	16.93			580,742	1.16%	7.65%
2019	0.00%			34	15.73			543	1.58%	16.45%
Russell Investment Funds - Equity Growth Strategy Fund (RLVLEG)
2023	0.00%			3,753	21.37			80,211	0.61%	19.52%
2022	0.00%			5,842	17.88			104,456	1.22%	-17.68%
2021	0.00%			5,861	21.72			127,311	3.40%	19.61%
2020	0.00%			15,834	18.16			287,553	2.05%	8.26%
2019	0.00%			16	16.78			267	0.24%	20.09%
Russell Investment Funds - Moderate Strategy Fund (RLVLMS)
2023	0.00%			10,684	15.92			170,112	1.43%	11.32%
2022	0.00%			19,266	14.30			275,561	1.82%	-15.65%
2021	0.00%			19,317	16.96			327,554	4.24%	8.23%
2020	0.00%			19,364	15.67			303,382	2.16%	6.40%
2019	0.00%			25	14.72			362	1.22%	12.54%
Russell Investment Funds - Strategic Bond Fund (RLVSB)
2023	0.00%			18,213	12.66			230,521	2.91%	4.02%
2022	0.00%			18,220	12.17			221,711	2.43%	-14.28%
2021	0.00%			18,228	14.20			258,757	0.91%	-1.82%
2020	0.00%			18,236	14.46			263,658	1.82%	8.43%
2019	0.00%			20	13.33			262	2.76%	9.19%
Russell Investment Funds - U.S. Small Cap Equity Fund (RLVUSC)
2023	0.00%			1,253	26.66			33,405	0.69%	13.61%
2022	0.00%			1,253	23.46			29,404	0.19%	-15.96%
2021	0.00%			1,253	27.92			34,986	0.25%	25.79%
2020	0.00%			1,253	22.19			27,810	0.06%	12.70%
2019	0.00%			1	19.69			25	0.57%	23.07%
Russell Investment Funds - U.S. Strategic Equity Fund (RLVUSE)
2023	0.00%			7,133	36.92			263,340	0.79%	26.29%
2022	0.00%			7,133	29.23			208,518	0.60%	-20.86%
2021	0.00%			7,133	36.94			263,471	0.56%	20.40%
2020	0.00%			7,133	30.68			218,843	0.45%	23.84%
2019	0.00%			7	24.77			177	1.08%	30.26%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2023	0.00%	to	0.15%	1,726,851	22.09	to	58.95	95,710,647	0.00%	48.73%	to	48.96%
2022	0.00%	to	0.15%	1,548,012	14.85	to	39.58	57,277,577	0.00%	-38.75%	to	-38.66%
2021	0.00%	to	0.15%	1,724,897	24.25	to	64.52	105,049,526	0.00%	17.15%	to	17.33%
2020	0.00%	to	0.15%	1,958,205	20.70	to	54.99	101,707,968	0.00%	33.72%	to	33.92%
2019	0.00%	to	0.15%	2,030	15.48	to	41.06	80,081	0.00%	29.38%	to	29.58%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2023	0.00%	to	0.15%	687,575	16.78	to	32.50	22,119,916	1.89%	9.15%	to	9.31%
2022	0.00%	to	0.15%	712,124	15.37	to	29.73	20,675,407	1.67%	-3.73%	to	-3.59%
2021	0.00%	to	0.15%	747,501	15.97	to	30.84	22,824,474	1.38%	25.03%	to	25.22%
2020	0.00%	to	0.15%	695,356	12.77	to	24.63	17,009,210	2.09%	0.81%	to	0.96%
2019	0.00%	to	0.15%	775	12.67	to	24.39	18,913	2.11%	25.85%	to	26.04%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2023	0.00%	to	0.15%	384,068	18.70	to	84.01	27,162,088	0.00%	2.53%	to	2.68%
2022	0.00%	to	0.15%	434,220	18.24	to	81.82	30,154,478	0.00%	-12.82%	to	-12.69%
2021	0.00%	to	0.15%	475,294	20.92	to	93.70	37,191,151	0.00%	12.66%	to	12.83%
2020	0.00%	to	0.15%	485,895	18.57	to	83.05	35,726,370	0.00%	29.07%	to	29.27%
2019	0.00%	to	0.15%	461	14.39	to	64.25	26,632	0.00%	28.44%	to	28.63%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
2023	0.00%	to	0.15%	1,232,211	10.84	to	13.40	16,378,293	3.06%	4.52%	to	4.68%
2022	0.00%	to	0.15%	1,320,207	10.37	to	12.80	16,716,687	1.71%	-4.92%	to	-4.78%
2021	0.00%	to	0.15%	1,367,360	10.91	to	13.45	18,134,829	1.07%	-0.28%	to	-0.13%
2020	0.00%	to	0.15%	1,117,482	10.94	to	13.46	14,934,576	1.69%	4.30%	to	4.46%
2019	0.00%	to	0.15%	1,225	10.49	to	12.89	15,733	2.14%	3.94%	to	4.10%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2023	0.00%			62,534	11.25			703,507	0.00%	12.50%			****
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)
2023	0.00%	to	1.30%	198,515	15.90	to	32.46	4,839,517	1.94%	19.26%	to	20.81%
2022	0.00%	to	1.30%	275,375	13.18	to	27.22	5,942,601	1.15%	14.61%	to	16.11%
2021	0.00%			141,208	19.24			2,716,702	0.69%	22.07%
2020	0.00%			40,153	15.76			632,850	1.86%	-2.39%
2019	0.00%			105	16.15			1,701	0.29%	11.01%	to	12.46%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2023	0.00%	to	0.15%	756,390	12.01	to	14.24	9,133,566	0.00%	10.24%	to	10.41%
2022	0.00%	to	0.15%	503,216	10.88	to	12.91	5,504,861	0.00%	-13.49%	to	-13.36%
2021	0.00%	to	0.15%	573,020	12.56	to	14.93	7,212,945	10.99%	-14.14%	to	-14.01%
2020	0.00%	to	0.15%	737,199	14.60	to	17.38	10,808,449	3.05%	38.42%	to	38.62%
2019	0.00%	to	0.15%	564	10.54	to	12.56	5,951	0.00%	38.54%	to	38.75%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2023	0.00%	to	0.15%	137,430	12.02	to	16.74	2,282,501	4.78%	11.23%	to	11.40%
2022	0.00%	to	0.15%	127,912	10.80	to	15.03	1,910,453	4.96%	-7.07%	to	-6.93%
2021	0.00%	to	0.15%	81,993	11.62	to	16.15	1,311,113	4.92%	-4.20%	to	-4.05%
2020	0.00%	to	0.15%	113,237	12.13	to	16.83	1,899,193	7.26%	8.76%	to	8.92%
2019	0.00%	to	0.15%	123	11.15	to	15.45	1,899	0.30%	11.16%	to	12.62%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2023	0.00%	to	1.30%	700,675	10.73	to	28.50	18,400,064	3.53%	8.36%	to	9.77%
2022	0.00%	to	1.30%	844,357	9.79	to	25.96	20,194,163	0.27%	-25.35%	to	-24.37%
2021	0.00%	to	1.30%	834,048	12.97	to	34.33	26,910,311	0.87%	-13.01%	to	-11.87%
2020	0.00%	to	1.30%	1,023,157	14.73	to	38.95	37,812,545	2.18%	15.73%	to	17.25%
2019	0.00%	to	1.30%	988	12.59	to	33.22	32,014	0.47%	28.91%	to	30.60%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2023	0.00%	to	1.30%	295,648	12.72	to	28.23	7,264,013	2.66%	-4.83%	to	-3.58%
2022	0.00%	to	1.30%	463,454	13.21	to	29.67	11,577,688	1.72%	7.00%	to	8.39%
2021	0.00%	to	1.30%	310,487	12.21	to	27.73	7,179,187	0.30%	17.38%	to	18.92%
2020	0.00%	to	1.30%	308,622	10.28	to	23.62	6,064,115	0.71%	17.57%	to	19.11%
2019	0.00%	to	1.30%	176	8.64	to	20.09	2,980	0.00%	10.42%	to	11.87%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2023	0.00%	to	0.50%	9,952,806	16.26	to	32.04	218,089,878	2.01%	13.76%	to	14.33%
2022	0.00%	to	0.50%	10,062,587	14.29	to	28.02	193,462,016	1.86%	-14.73%	to	-14.30%
2021	0.00%	to	0.50%	9,898,751	16.76	to	32.70	224,203,693	1.68%	18.42%	to	19.02%
2020	0.00%	to	0.50%	8,292,826	14.15	to	27.47	161,582,358	2.43%	10.13%	to	10.68%
2019	0.00%	to	0.50%	7,792	12.85	to	24.82	137,887	2.53%	21.87%	to	22.48%
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)
2023	0.35%	to	0.50%	3,293,801	11.88	to	11.96	39,374,443	1.82%	11.95%	to	12.12%
2022	0.35%	to	0.50%	2,846,954	10.61	to	10.67	30,290,754	2.46%	-15.32%	to	-15.19%
2021	0.35%	to	0.50%	2,691,279	12.53	to	12.58	33,787,153	1.38%	5.46%	to	5.62%
2020	0.35%	to	0.50%	1,840,487	11.88	to	11.91	21,920,318	1.73%	11.17%	to	11.34%
2019	0.35%	to	0.50%	501	10.69	to	10.70	5,361	0.00%	6.88%	to	6.98%	****
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2023	0.00%	to	0.50%	2,336,138	21.89	to	56.79	78,354,384	0.98%	27.35%	to	27.98%
2022	0.00%	to	0.50%	2,068,593	17.19	to	44.37	55,662,960	0.88%	-15.91%	to	-15.48%
2021	0.00%	to	0.50%	2,142,725	20.44	to	52.50	68,868,356	0.85%	20.94%	to	21.54%
2020	0.00%	to	0.50%	1,889,985	16.90	to	43.19	50,862,291	1.44%	16.89%	to	17.47%
2019	0.00%	to	0.50%	2,222	14.46	to	36.77	51,601	1.04%	25.87%	to	26.50%
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2023	0.00%	to	0.50%	2,458,913	18.65	to	36.33	59,137,153	1.38%	19.53%	to	20.13%
2022	0.00%	to	0.50%	2,398,266	15.61	to	30.25	49,184,420	1.02%	-11.93%	to	-11.49%
2021	0.00%	to	0.50%	2,052,139	17.72	to	34.17	48,274,795	1.00%	29.82%	to	30.47%
2020	0.00%	to	0.50%	1,305,157	13.65	to	26.19	23,814,865	2.49%	11.22%	to	11.78%
2019	0.00%	to	0.50%	1,229	12.27	to	23.43	19,643	2.68%	25.07%	to	25.70%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2023	0.00%	to	0.50%	9,216,879	17.80	to	47.29	246,640,695	2.67%	7.56%	to	8.10%
2022	0.00%	to	0.50%	9,577,597	16.55	to	43.75	237,795,459	2.43%	-1.16%	to	-0.66%
2021	0.00%	to	0.50%	8,055,735	16.74	to	44.04	206,497,213	1.85%	24.70%	to	25.33%
2020	0.00%	to	0.50%	7,424,974	13.42	to	35.14	155,207,831	2.73%	2.73%	to	3.25%
2019	0.00%	to	0.50%	6,935	13.07	to	34.03	145,444	2.30%	23.81%	to	24.43%
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2023	0.00%	to	0.50%	15,051,866	21.55	to	46.28	460,873,732	1.38%	25.49%	to	26.11%
2022	0.00%	to	0.50%	15,374,880	17.17	to	36.70	375,808,574	1.33%	-18.64%	to	-18.23%
2021	0.00%	to	0.50%	14,527,512	21.10	to	44.88	436,908,827	1.17%	27.91%	to	28.55%
2020	0.00%	to	0.50%	13,056,868	16.50	to	34.91	310,383,095	1.61%	17.61%	to	18.20%
2019	0.00%	to	0.50%	12,415	14.03	to	29.54	250,188	1.77%	30.65%	to	31.30%
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2023	0.00%	to	0.50%	4,574,646	23.83	to	60.92	154,465,538	0.23%	39.44%	to	40.13%
2022	0.00%	to	0.50%	4,367,836	17.09	to	43.47	105,602,155	0.00%	-33.70%	to	-33.37%
2021	0.00%	to	0.50%	4,114,601	25.78	to	65.24	150,087,121	0.03%	17.27%	to	17.86%
2020	0.00%	to	0.50%	3,734,665	21.98	to	55.35	117,412,454	0.30%	42.38%	to	43.09%
2019	0.00%	to	0.50%	3,096	15.44	to	38.68	68,936	0.36%	33.15%	to	33.82%
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2023	0.35%	to	0.50%	2,312,557	9.96	to	10.03	23,180,262	1.87%	5.99%	to	6.15%
2022	0.35%	to	0.50%	2,280,583	9.40	to	9.45	21,536,873	2.88%	-13.56%	to	-13.43%
2021	0.35%	to	0.50%	2,754,130	10.87	to	10.91	30,051,516	1.37%	-2.33%	to	-2.18%
2020	0.35%	to	0.50%	1,282,306	11.13	to	11.16	14,304,673	1.43%	6.14%	to	6.30%
2019	0.35%	to	0.50%	936	10.49	to	10.50	9,826	0.00%	4.86%	to	4.96%	****
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2023	0.00%	to	0.50%	50,381,850	10.37	to	15.11	591,248,462	2.38%	5.05%	to	5.58%
2022	0.00%	to	0.50%	43,939,465	9.87	to	14.31	489,676,583	2.05%	-13.65%	to	-13.21%
2021	0.00%	to	0.50%	44,612,933	11.43	to	16.49	575,974,912	1.94%	-2.21%	to	-1.72%
2020	0.00%	to	0.50%	33,864,136	11.69	to	16.77	450,567,799	2.24%	7.05%	to	7.58%
2019	0.00%	to	0.50%	27,246	10.92	to	15.59	340,210	2.34%	8.13%	to	8.67%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2023	0.00%	to	0.50%	4,380,791	12.47	to	22.47	66,834,123	4.98%	11.11%	to	11.67%
2022	0.00%	to	0.50%	4,641,710	11.22	to	20.12	63,887,402	4.72%	-9.81%	to	-9.36%
2021	0.00%	to	0.50%	4,757,537	12.44	to	22.20	73,580,408	4.11%	3.16%	to	3.68%
2020	0.00%	to	0.50%	4,389,871	12.06	to	21.42	65,918,041	4.73%	5.15%	to	5.67%
2019	0.00%	to	0.50%	3,823	11.47	to	20.27	55,110	5.69%	15.10%	to	15.67%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2023	0.00%	to	0.50%	9,239,209	16.69	to	23.28	178,272,801	1.48%	14.08%	to	14.65%
2022	0.00%	to	0.50%	9,139,018	14.63	to	20.30	155,031,779	1.31%	-30.47%	to	-30.12%
2021	0.00%	to	0.50%	8,859,048	21.03	to	29.06	215,578,073	0.27%	-2.03%	to	-1.54%
2020	0.00%	to	0.50%	8,790,190	21.47	to	29.51	219,025,913	1.25%	56.80%	to	57.58%
2019	0.00%	to	0.50%	10,030	13.69	to	18.73	159,123	1.41%	30.56%	to	31.22%
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)
2023	0.35%	to	0.50%	2,987,343	12.85	to	12.94	38,631,874	1.84%	14.97%	to	15.15%
2022	0.35%	to	0.50%	2,359,841	11.18	to	11.24	26,506,854	2.41%	-16.35%	to	-16.22%
2021	0.35%	to	0.50%	2,138,904	13.36	to	13.42	28,684,086	1.24%	9.52%	to	9.69%
2020	0.35%	to	0.50%	1,095,439	12.20	to	12.23	13,397,969	1.57%	13.20%	to	13.37%
2019	0.35%			305	10.79			3,286	0.00%	7.90%			****
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2023	0.00%	to	0.50%	7,679,068	17.56	to	49.33	189,716,174	1.40%	15.25%	to	15.83%
2022	0.00%	to	0.50%	7,345,241	15.24	to	42.59	158,080,029	1.12%	-19.23%	to	-18.82%
2021	0.00%	to	0.50%	6,970,823	18.87	to	52.46	187,858,423	1.04%	23.74%	to	24.36%
2020	0.00%	to	0.50%	6,298,120	15.25	to	42.19	139,270,150	1.42%	17.48%	to	18.07%
2019	0.00%	to	0.50%	5,619	12.98	to	35.73	107,646	1.37%	30.22%	to	30.87%
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2023	0.00%	to	0.50%	5,072,582	13.35	to	36.33	105,745,143	2.58%	11.14%	to	11.70%
2022	0.00%	to	0.50%	5,532,405	12.01	to	32.53	104,773,829	1.89%	-26.66%	to	-26.30%
2021	0.00%	to	0.50%	5,329,642	16.37	to	44.13	138,483,548	1.91%	39.51%	to	40.21%
2020	0.00%	to	0.50%	4,467,795	11.74	to	31.48	84,397,324	2.70%	-5.33%	to	-4.85%
2019	0.00%	to	0.50%	4,897	12.40	to	33.08	99,319	2.56%	28.16%	to	28.81%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2023	0.00%	to	0.50%	957,289	16.29	to	45.85	23,061,923	0.42%	19.05%	to	19.65%
2022	0.00%	to	0.50%	1,117,482	13.68	to	38.32	22,451,053	0.27%	-25.72%	to	-25.35%
2021	0.00%	to	0.50%	1,230,860	18.42	to	51.34	33,463,717	0.38%	13.65%	to	14.22%
2020	0.00%	to	0.50%	1,483,654	16.21	to	44.95	35,105,323	0.69%	22.57%	to	23.18%
2019	0.00%	to	0.50%	1,921	13.22	to	36.49	36,728	0.52%	27.47%	to	28.11%
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2023	0.00%	to	0.50%	27,594,197	10.95	to	14.92	331,798,390	2.08%	5.63%	to	6.16%
2022	0.00%	to	0.50%	27,771,902	10.37	to	14.05	315,957,076	1.60%	-6.19%	to	-5.72%
2021	0.00%	to	0.50%	26,977,350	11.05	to	14.91	326,647,862	1.97%	-0.95%	to	-0.45%
2020	0.00%	to	0.50%	24,234,380	11.16	to	14.97	297,074,050	2.60%	4.97%	to	5.49%
2019	0.00%	to	0.50%	21,445	10.63	to	14.19	252,725	2.47%	5.17%	to	5.69%
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2023	0.35%	to	0.50%	11,185,496	12.33	to	12.42	138,868,627	2.79%	14.97%	to	15.14%
2022	0.35%	to	0.50%	9,293,032	10.73	to	10.79	100,147,391	3.28%	-16.43%	to	-16.31%
2021	0.35%	to	0.50%	7,728,983	12.84	to	12.89	99,593,374	1.55%	7.99%	to	8.15%
2020	0.35%	to	0.50%	4,549,992	11.89	to	11.92	54,218,259	1.76%	10.63%	to	10.79%
2019	0.35%	to	0.50%	1,967	10.75	to	10.76	21,162	0.00%	7.46%	to	7.56%	****
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2023	0.00%	to	0.50%	16,482,326	20.75	to	45.15	484,358,314	1.13%	25.32%	to	25.95%
2022	0.00%	to	0.50%	15,571,542	16.56	to	35.85	366,491,063	1.32%	-19.99%	to	-19.59%
2021	0.00%	to	0.50%	14,805,459	20.69	to	44.58	437,772,571	1.14%	25.01%	to	25.64%
2020	0.00%	to	0.50%	13,639,343	16.55	to	35.49	324,476,528	1.51%	19.95%	to	20.55%
2019	0.00%	to	0.50%	12,973	13.80	to	29.44	257,570	1.47%	30.10%	to	30.75%
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)
2023	0.00%			96,563	15.91			1,536,077	0.10%	18.00%
2022	0.00%			104,783	13.48			1,412,553	0.00%	-18.61%
2021	0.00%			109,247	16.56			1,809,572	0.00%	8.32%
2020	0.00%			102,803	15.29			1,572,043	0.00%	23.64%
2019	0.00%	to	0.15%	117	10.85	to	12.37	1,450	0.91%	18.36%	to	18.54%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2023	0.00%	to	0.15%	204,794	14.62	to	27.05	5,486,437	2.16%	10.86%	to	11.03%
2022	0.00%	to	0.15%	227,285	13.18	to	24.37	5,481,921	0.79%	-26.20%	to	-26.09%
2021	0.00%	to	0.15%	348,489	17.86	to	32.97	11,166,341	0.87%	46.19%	to	46.41%
2020	0.00%	to	0.15%	254,534	12.22	to	22.52	5,644,941	1.24%	-1.70%	to	-1.55%
2019	0.00%	to	0.15%	264	12.43	to	22.87	5,970	1.79%	27.23%	to	27.42%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)
2023	0.00%	to	0.15%	627,159	11.61	to	15.78	9,841,620	4.69%	8.52%	to	8.69%
2022	0.00%	to	0.15%	655,035	10.70	to	14.52	9,485,793	3.20%	-9.66%	to	-9.52%
2021	0.00%	to	0.15%	741,385	11.84	to	16.05	11,841,001	2.74%	0.92%	to	1.07%
2020	0.00%	to	0.15%	936,210	11.73	to	15.88	14,855,133	4.02%	6.37%	to	6.53%
2019	0.00%	to	0.15%	747	11.03	to	14.90	11,131	4.07%	10.30%	to	10.47%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.
*****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the year 2019 and is presented unrounded for 2020 – 2023, as applicable.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2023 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2023

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 19, 2024

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2023	2022
Admitted assets
Invested assets
Bonds	$512,430	$437,698
Stocks	12,393	20,148
Mortgage loans, net of allowance	1,802	4,354
Policy loans	4,286	4,592
Cash, cash equivalents and short-term investments	10,527	52,200

Total invested assets	$541,438	$518,992
Accrued investment income	5,349	4,847
Deferred federal income tax assets, net	9,697	13,329
Current federal income tax recoverable	10,734	522
Other assets	8,437	9,196
Separate account assets	10,358,818	8,958,380

Total admitted assets	$10,934,473	$9,505,266

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$278,258	$281,545
Funds withheld and other payables on reinsurance	119,633	127,351
Asset valuation reserve	4,009	3,833
Reinsurance in unauthorized company	9,928	—
Other liabilities	21,959	15,248
Separate account liabilities	10,358,818	8,958,380

Total liabilities	$10,792,605	$9,386,357

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding - 1,043,565 shares)	$5,009	$5,009
Special surplus funds	503	—
Additional paid-in capital	42,165	42,165
Unassigned surplus	94,191	71,735

Total capital and surplus	$141,868	$118,909

Total liabilities, capital and surplus	$10,934,473	$9,505,266

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2023	2022	2021
Revenues
Premiums and annuity considerations	$901,655	$931,511	$1,388,558
Net investment income	22,311	17,308	16,894
Policyholder fee income	23,241	23,179	23,575
Other revenues	1,854	2,053	2,329

Total revenues	$949,061	$974,051	$1,431,356

Benefits and expenses
Benefits to policyholders and beneficiaries	$817,326	$676,536	$643,229
Decrease in reserves for future policy benefits and claims	(9,017)	(6,685)	(2,225)
Net transfers to separate accounts	104,692	272,767	758,484
Decrease in funds withheld	4,944	5,926	7,530
Other expenses	4,428	6,270	4,560

Total benefits and expenses	$922,373	$954,814	$1,411,578

Income before federal income tax (benefit) expense and net realized capital (losses) gains on investments	$26,688	$19,237	$19,778
Federal income tax (benefit) expense	(9,917)	1,957	1,954

Income before net realized capital (losses) gains on investments	$36,605	$17,280	$17,824
Net realized capital (losses) gains on investments, net of federal income tax (benefit) expense of ($174), $81 and $322 in 2023, 2022 and 2021, respectively, and excluding ($1,248), $18 and $106 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2023, 2022 and 2021, respectively	(935)	(52)	150

Net income	$35,670	$17,228	$17,974

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2020	$5,009	$—	$42,165	$34,605	$81,779

Cumulative effect of change in accounting principle	—	—	—	597	597

Balance as of January 1, 2021	$5,009	$—	$42,165	$35,202	$82,376

Net income	—	—	—	17,974	17,974
Change in asset valuation reserve	—	—	—	(235)	(235)
Change in net unrealized capital gains and losses net of tax expense of $54	—	—	—	(229)	(229)
Change in deferred income taxes	—	—	—	2,071	2,071
Change in nonadmitted assets	—	—	—	638	638

Balance as of December 31, 2021	$5,009	$—	$42,165	$55,421	$102,595

Net income	—	—	—	17,228	17,228
Change in asset valuation reserve	—	—	—	(169)	(169)
Change in net unrealized capital gains and losses net of tax expense of $178	—	—	—	(578)	(578)
Change in deferred income taxes	—	—	—	2,756	2,756
Change in nonadmitted assets	—	—	—	(2,923)	(2,923)

Balance as of December 31, 2022	$5,009	$—	$42,165	$71,735	$118,909

Net income	—	—	—	35,670	35,670
Change in asset valuation reserve	—	—	—	(176)	(176)
Change in net unrealized capital gains and losses net of tax expense of $49	—	—	—	1,001	1,001
Change in deferred income taxes	—	—	—	(6,435)	(6,435)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	—	503	—	2,324	2,827
Change in liability for reinsurance in unauthorized company	—	—	—	(9,928)	(9,928)

Balance as of December 31, 2023	$5,009	503	$42,165	$94,191	$141,868

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2023	2022	2021
Cash flows from operating activities
Premiums collected, net of reinsurance	$901,655	$931,511	$1,388,558
Net investment income	21,055	15,582	16,715
Other revenue	24,983	24,197	24,947
Policy benefits and claims paid	(817,922)	(676,675)	(642,124)
Commissions, operating expenses and taxes, other than federal income tax paid	(8,291)	(12,304)	(12,442)
Net transfers to separate accounts	(104,668)	(272,722)	(758,546)
Federal income taxes paid	(122)	(1,092)	(1,306)

Net cash provided by operating activities	$16,690	$8,497	$15,802

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds and stocks	$43,820	$25,470	$53,090
Mortgage loans	2,552	1,620	1,923
Other invested assets	2	—	141

Investment proceeds	$46,374	$27,090	$55,154

Cost of investments acquired
Bonds and stocks	$(111,362)	$(70,724)	$(16,971)

Investments acquired	$(111,362)	$(70,724)	$(16,971)

Net decrease in policy loans	$295	$243	$412

Net cash (used in) provided by investing activities	$(64,693)	$(43,391)	$38,595

Cash flows from financing activities and other miscellaneous sources
Net change in deposits on deposit-type contract funds and other insurance liabilities	$5,745	$17,139	$9,606
Net change in borrowed money	—	(17,936)	(15,796)
Other cash provided (used)	585	(15,720)	5,384

Net cash provided by (used in) financing activities and other miscellaneous sources	$6,330	$(16,517)	$(806)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(41,673)	$(51,411)	$53,591
Cash, cash equivalents and short-term investments at beginning of year	52,200	103,611	50,020

Cash, cash equivalents and short-term investments at end of year	$10,527	$52,200	$103,611

Non-cash activities
Exchange of bond investments	$26,508	$—	$—

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

As of December 31, 2023, the Company is licensed in all states and the District of Columbia, except New York and is a wholly-owned subsidiary of Nationwide Life Insurance Company (“NLIC”). Prior to October 1, 2023, the Company was a wholly-owned subsidiary of Jefferson National Financial Corporation (“JNFC”), a former holding company and wholly-owned subsidiary of NLIC. Effective October 1, 2023, JNFC was merged with and into NLIC resulting in the Company becoming a wholly-owned subsidiary of NLIC. NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company markets variable annuities including a flat insurance fee variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company’s wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2023 and 2022, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain corporate bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

The Company has invested in four mortgage loan participation arrangements managed by Innovative Capital Advisors and has various ownership percentages ranging from 13.33% to 30.77% as of December 31, 2023. Impairment losses are recognized if the underlying mortgage loans were unable to collect all the principal and interest payments according to the contractual terms of the agreement.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net unrealized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded loan-specific reserve is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) ratio. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. This loan quality measurement contributes to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to the Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Recently Adopted Accounting Standards

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company does not have derivative investments. As of December 31, 2023, the Company has $503 of admitted disallowed IMR in capital and surplus in the general account.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory surplus of $597 as of January 1, 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Subsequent Events

The Company evaluated subsequent events through April 19, 2024, the date the statutory financial statements were issued.

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,189	$—	$2,189	0%
At book value less current surrender charge of 5% or more	158	—	—	158	0%
At fair value	—	—	10,328,097	10,328,097	97%

Total with market value adjustment or at fair value	$158	$2,189	$10,328,097	$10,330,444	97%
At book value without adjustment (minimal or no charge or adjustment)	278,734	—	—	278,734	3%
Not subject to discretionary withdrawal	14,906	—	343	15,249	0%

Total, gross	$293,798	$2,189	$10,328,440	$10,624,427	100%
Less: Reinsurance ceded	(125,185)	—	—	(125,185)

Total, net	$168,613	$2,189	$10,328,440	$10,499,242

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$133	$—	$—	$133

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,422	$—	$2,422	0%
At book value less current surrender charge of 5% or more	977	—	—	977	0%
At fair value	—	—	8,930,447	8,930,447	97%

Total with market value adjustment or at fair value	$977	$2,422	$8,930,447	$8,933,846	97%
At book value without adjustment (minimal or no charge or adjustment)	293,333	—	—	293,333	3%
Not subject to discretionary withdrawal	13,911	—	333	14,244	0%

Total, gross	$308,221	$2,422	$8,930,780	$9,241,423	100%
Less: Reinsurance ceded	(131,163)	—	—	(131,163)

Total, net	$177,058	$2,422	$8,930,780	$9,110,260

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$337	$—	$—	$337

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2023
Subject to discretionary withdrawal:
At fair value	$—	$28,094	$28,094	39%

Total with market value adjustment or at fair value	$—	$28,094	$28,094	39%
At book value without adjustment (minimal or no charge or adjustment)	44,863	—	44,863	61%

Total, gross	$44,863	$28,094	$72,957	100%
Less: Reinsurance ceded	(1,103)	—	(1,103)

Total, net	$43,760	$28,094	$71,854

December 31, 2022
Subject to discretionary withdrawal:
At fair value	$—	$25,059	$25,059	36%

Total with market value adjustment or at fair value	$—	$25,059	$25,059	36%
At book value without adjustment (minimal or no charge or adjustment)	45,519	—	45,519	64%

Total, gross	$45,519	$25,059	$70,578	100%
Less: Reinsurance ceded	(1,173)	—	(1,173)

Total, net	$44,346	$25,059	$69,405

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total

December 31, 2023
At book value without adjustment (minimal or no charge or adjustment)	$61,920	81%
Not subject to discretionary withdrawal	14,418	19%

Total, gross	$76,338	100%
Less: Reinsurance ceded	(10,453)

Total, net	$65,885

December 31, 2022
At book value without adjustment (minimal or no charge or adjustment)	$55,469	79%
Not subject to discretionary withdrawal	14,980	21%

Total, gross	$70,449	100%
Less: Reinsurance ceded	(10,309)

Total, net	$60,140

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2023	2022
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$197,919	$207,965
Supplemental contracts with life contingencies, net	14,454	13,440
Deposit-type contracts	65,885	60,140

Subtotal	$278,258	$281,545

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	10,358,723	8,958,260

Subtotal	$10,358,723	$8,958,260

Total annuity actuarial reserves and deposit fund liabilities, net	$10,636,981	$9,239,805

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$85,101	$149,223	$152,284

Subtotal	$85,101	$149,223	$152,284
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	4,773
Accidental death benefits	—	—	8
Disability - active lives	—	—	25
Disability - disabled lives	—	—	2,976
Miscellaneous reserves	—	—	1,688

Total, gross	$85,101	$149,223	$161,754
Less: reinsurance ceded	(85,101)	(149,223)	(161,754)

Total, net	$—	$—	$—

December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$89,583	$157,341	$160,766

Subtotal	$89,583	$157,341	$160,766
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	5,474
Accidental death benefits	—	—	9
Disability - active lives	—	—	31
Disability - disabled lives	—	—	3,098
Miscellaneous reserves	—	—	1,836

Total, gross	$89,583	$157,341	$171,214
Less: reinsurance ceded	(89,583)	(157,341)	(171,214)

Total, net	$—	$—	$—

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2023		December 31, 2022
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)

Product / Transaction:
Variable annuities	$10,358,818	$—	$8,958,380	$—

Total	$10,358,818	$—	$8,958,380	$—

No amounts have been paid towards separate account guarantees by the general account and no related risk charges have been paid by the separate account for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total

December 31, 2023
Premiums, considerations or deposits	$—	$897,590	$897,590

Reserves
For accounts with assets at:
Fair value	$2,189	$10,356,534	$10,358,723

Total reserves[1]	$2,189	$10,356,534	$10,358,723

By withdrawal characteristics:
With market value adjustment	$2,189	$—	$2,189
At fair value	—	10,356,191	10,356,191

Subtotal	$2,189	$10,356,191	$10,358,380
Not subject to discretionary withdrawal	—	343	343

Total reserves[1]	$2,189	$10,356,534	$10,358,723

1

The total reserves balance does not equal the liabilities related to separate accounts of $10,358,818 in the statutory statements of admitted assets, liabilities, capital and surplus by $95, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total

December 31, 2022
Premiums, considerations or deposits	$—	$934,121	$934,121

Reserves
For accounts with assets at:
Fair value	$2,422	$8,955,839	$8,958,261

Total reserves[1]	$2,422	$8,955,839	$8,958,261

By withdrawal characteristics:
With market value adjustment	$2,422	$—	$2,422
At fair value	—	8,955,506	8,955,506

Subtotal	$2,422	$8,955,506	$8,957,928
Not subject to discretionary withdrawal	—	333	333

Total reserves[1]	$2,422	$8,955,839	$8,958,261

1

The total reserves balance does not equal the liabilities related to separate accounts of $8,958,380 in the statutory statements of admitted assets, liabilities, capital and surplus by $119, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

(in thousands)	2023	December 31, 2022	2021
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$897,590	$934,121	$1,384,256
Transfers from separate accounts	(795,025)	(661,634)	(628,075)

Net transfers to separate accounts	$102,565	$272,487	$756,181
Reconciling adjustments:
Exchange accounts and fees not included in general account transfers	2,321	(4,557)	2,713
Other miscellaneous adjustments not included in the general account balance	(194)	4,837	(410)

Net transfers as reported in the statutory statements of operations	$104,692	$272,767	$758,484

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2023
Bonds:
U.S. Government	$9,911	$—	$476	$9,435
Political subdivisions and special revenues	12,687	1	669	12,019
Industrial and miscellaneous	402,715	3,458	15,763	390,410
Loan-backed and structured securities	87,117	593	6,215	81,495

Total bonds	$512,430	$4,052	$23,123	$493,359

Common stocks unaffiliated	50	—	—	50
Preferred stocks unaffiliated	4,760	—	—	4,760

Total unaffiliated stocks[1]	$4,810	$—	$—	$4,810

Total bonds and unaffiliated stocks	$517,240	$4,052	$23,123	$498,169

December 31, 2022
Bonds:
U.S. Government	$9,888	$—	$649	$9,239
Political subdivisions and special revenues	13,343	1	794	12,550
Industrial and miscellaneous	336,051	91	26,294	309,848
Loan-backed and structured securities	78,416	256	7,376	71,296

Total bonds	$437,698	$348	$35,113	$402,933

Common stocks unaffiliated	6,560	—	—	6,560
Preferred stocks unaffiliated	6,820	—	—	6,820

Total unaffiliated stocks[1]	$13,380	$—	$—	$13,380

Total bonds and unaffiliated stocks	$451,078	$348	$35,113	$416,313

1	Excludes affiliated common stocks with a carrying value of $7,583 and $6,768 as of December 31, 2023 and 2022, respectively. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $10,241 and $11,990 as of December 31, 2023 and 2022, respectively.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2023. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value

Bonds:
Due in one year or less	$13,364	$13,223
Due after one year through five years	220,572	216,273
Due after five years through ten years	82,452	82,353
Due after ten years	108,925	100,015

Total bonds excluding loan-backed and structured securities	$425,313	$411,864
Loan-backed and structured securities	87,117	81,495

Total bonds	$512,430	$493,359

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2023
Bonds:
U.S Government	$—	$—	$9,435	$476	$9,435	$476
Political subdivisions and special revenues	2,650	10	9,117	659	11,767	669
Industrial and miscellaneous	41,792	79	239,843	15,684	281,635	15,763
Loan-backed and structured securities	5,886	74	55,880	6,141	61,766	6,215

Total bonds	$50,328	$163	$314,275	$22,960	$364,603	$23,123

Preferred stocks unaffiliated	$—	$—	$789	$211	$789	$211

Total bonds and stocks	$50,328	$163	$315,064	$23,171	$365,392	$23,334

December 31, 2022
Bonds:
U.S Government	$7,852	$530	$1,388	$119	$9,240	$649
Political subdivisions and special revenues	8,142	775	3,657	19	11,799	794
Industrial and miscellaneous	281,411	21,646	20,303	4,648	301,714	26,294
Loan-backed and structured securities	58,192	5,475	11,278	1,901	69,470	7,376

Total bonds	$355,597	$28,426	$36,626	$6,687	$392,223	$35,113

Preferred stocks unaffiliated	$5,165	$295	$167	$—	$5,332	$295

Total bonds and stocks	$360,762	$28,721	$36,793	$6,687	$397,555	$35,408

As of December 31, 2023, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the LTV ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio
(in thousands)	Less than 90%	90% or greater	Total
December 31, 2023
Apartment	$561	$—	$561
Industrial	112	—	112
Office	7	—	7
Retail	1,122	—	1,122
Other	—	—	—

Total	$1,802	$—	$1,802

Weighted average ratio	34%	n/a	34%

December 31, 2022
Apartment	$612	$—	$612
Industrial	764	—	764
Office	379	—	379
Retail	2,362	—	2,362
Other	237	—	237

Total	$4,354	$—	$4,354

Weighted average ratio	40%	n/a	40%

As of December 31, 2023 and 2022, the Company has a diversified mortgage loan portfolio with no more than 29.7% and 21.5%, respectively, in a geographic region in the U.S. and no more than 13.9% and 11.2%, respectively, with any one borrower. There were no new mortgage loans originated or acquired during 2023 and 2022. The Company had no valuation allowance on mortgage loans as of December 31, 2023 and 2022. As of December 31, 2023 and 2022, the Company did not hold material mortgage loans with interest 90 days or more past due. There were no material taxes, assessments, or any amounts advanced and not included in the mortgage loan portfolio.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2023	2022	2021
Bonds	$19,917	$16,730	$16,898
Preferred stock	339	429	505
Common stock	222	67	19
Mortgage loans	169	299	415
Policy loans	270	296	293
Other	1,867	273	3

Gross investment income	$22,784	$18,094	$18,133
Interest expense	—	(218)	(675)
Investment expenses	(473)	(568)	(564)

Net investment income	$22,311	$17,308	$16,894

The amount of investment income due and accrued that was nonadmitted as of December 31, 2023 and 2022 was immaterial. Investment income due and accrued as of December 31, 2023 and 2022 that was admitted was $5,349 and $4,847, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2023	2022	2021
Gross gains on sales	$38	$143	$1,038
Gross losses on sales	(1,320)	(96)	(460)

Net realized (losses) gains on sales	$(1,282)	$47	$578
Other-than-temporary impairments	(1,075)	—	—

Total net realized capital (losses) gains	$(2,357)	$47	$578
Tax (benefit) expense	(174)	81	322

Net realized capital (losses) gains, net of tax	$(2,183)	$(34)	$256
Less: Realized (losses) gains transferred to the IMR	(1,248)	18	106

Net realized capital (losses) gains, net of tax and transfers to the IMR	$(935)	$(52)	$150

For the years ended December 31, 2023 and 2022, all gross realized gains and losses on sales were related to bonds. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $881 and $460, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2023, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2023 and 2022:

(in thousands) December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Preferred stocks unaffiliated	$—	$4,760	$—	$4,760
Common stocks unaffiliated	—	50	—	50
Separate account assets	10,358,818	—	—	10,358,818

Assets at fair value	$10,358,818	$4,810	$—	$10,363,628

December 31, 2022
Assets
Bonds	$—	$152	$—	$152
Preferred stocks unaffiliated	—	6,820	—	6,820
Common stocks unaffiliated	—	6,560	—	6,560
Separate account assets	8,958,380	—	—	8,958,380

Assets at fair value	$8,958,380	$13,532	$—	$8,971,912

The following table summarizes the carrying value and fair value of the Company’s assets not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value

December 31, 2023
Assets
Bonds[1]	$9,435	$474,671	$9,253	$493,359	$512,430
Mortgage loans, net of allowance	—	—	1,802	1,802	1,802
Policy loans	—	—	4,286	4,286	4,286
Cash, cash equivalents and short-term investments	(6,011)	16,538	—	10,527	10,527

Total assets	$3,424	$491,209	$15,341	$509,974	$529,045

December 31, 2022
Assets
Bonds[1]	$9,239	$383,854	$9,688	$402,781	$437,546
Mortgage loans, net of allowance	—	—	4,354	4,354	4,354
Policy loans	—	—	4,592	4,592	4,592
Cash, cash equivalents and short-term investments	40,800	11,400	—	52,200	52,200

Total assets	$50,039	$395,254	$18,634	$463,927	$498,692

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2023
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$27,250	$87	$27,337
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$27,250	$87	$27,337
Less: Deferred tax assets nonadmitted	17,413	—	17,413

Net admitted deferred tax assets	$9,837	$87	$9,924
Less: Deferred tax liabilities	9	218	227

Net admitted deferred tax assets (liabilities)	$9,828	$(131)	$9,697

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$34,113	$54	$34,167
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$34,113	$54	$34,167
Less: Deferred tax assets nonadmitted	20,265	—	20,265

Net admitted deferred tax assets	$13,848	$54	$13,902
Less: Deferred tax liabilities	481	92	573

Net admitted deferred tax assets (liabilities)	$13,367	$(38)	$13,329

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2023	2022	Change
Adjusted gross deferred tax assets	$27,337	$34,167	$(6,830)
Total deferred tax liabilities	227	573	(346)

Net deferred tax assets	$27,110	$33,594	$(6,484)
Less: Tax effect of unrealized gains and losses			(49)

Change in deferred income tax			$(6,435)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2023
(in thousands)	Ordinary	Capital	Total

Federal income taxes recoverable through loss carryback	$—	$10	$10
Adjusted gross deferred tax assets expected to be realized[1]	9,668	19	9,687
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	169	58	227

Admitted deferred tax assets	$9,837	$87	$9,924

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$16	$16
Adjusted gross deferred tax assets expected to be realized[1]	13,313	—	13,313
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	535	38	573

Admitted deferred tax assets	$13,848	$54	$13,902

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2023 and 2022, the threshold limitation for adjusted capital and surplus was $19,826 and $15,837, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $132,171 and $105,580 as of December 31, 2023 and 2022, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,812% and 1,598% as of December 31, 2023 and 2022, respectively.

There was no impact of tax planning strategies for the Company as of December 31, 2023 and 2022.

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2023	2022	Change

Deferred tax assets
Ordinary:
Future policy benefits and claims	$406	$473	$(67)
Deferred acquisition costs	25,896	25,615	281
Net operating loss carry-forward	862	1,294	(432)
Tax credit carry-forward	—	6,647	(6,647)
Other	86	84	2

Subtotal	$27,250	$34,113	$(6,863)

Nonadmitted	$17,413	$20,265	$(2,852)

Admitted ordinary deferred tax assets	$9,837	$13,848	$(4,011)

Capital:
Investments	$87	$54	$33

Subtotal	$87	$54	$33

Nonadmitted	$—	$—	$—

Admitted capital deferred tax assets	$87	$54	$33

Admitted deferred tax assets	$9,924	$13,902	$(3,978)

Deferred tax liabilities
Ordinary:
Investments	$9	$16	$(7)
Future policy benefits and claims	—	465	(465)

Subtotal	$9	$481	$(472)

Capital:
Investments	$218	$92	$126

Subtotal	$218	$92	$126

Deferred tax liabilities	$227	$573	$(346)

Net deferred tax assets	$9,697	$13,329	$(3,632)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2023	2022	2021
Current income tax (benefit) expense	$(10,091)	$2,038	$2,276
Change in deferred income tax (without tax on unrealized gains and losses)	6,435	(2,756)	(2,071)

Total income tax (benefit) expense reported	$(3,656)	$(718)	$205

Income before income and capital gains (losses) taxes	$25,579	$19,266	$20,250
Federal statutory tax rate	21%	21%	21%

Expected income tax expense at statutory tax rate	$5,372	$4,046	$4,253
Decrease in actual tax reported resulting from:
Dividends received deduction	(6,645)	(1,827)	(3,023)
Amortization of interest maintenance reserve	(353)	(138)	(167)
Tax credits	(2,030)	(2,726)	(926)
Other	—	(73)	68

Total income tax (benefit) expense reported	$(3,656)	$(718)	$205

The Company incurred an immaterial amount in federal income tax expense in 2021 which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2023:

(in thousands)	Amount	Origination	Expiration

Operating loss carry-forwards	$2,053	2010	2024
Operating loss carry-forwards	$2,053	2011	2025

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Assignment Company
AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Co. of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Financial Corporation	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company	Retention Alternatives Ltd. In Respect of Cell No. 1
Jefferson National Life Insurance Company of New York	Segregated Account
Lone Star General Agency, Inc.	Scottsdale Indemnity Company
National Casualty Company	Scottsdale Insurance Company
Nationwide Advantage Mortgage Company	Scottsdale Surplus Lines Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Company
Nationwide Agent Risk Purchasing Group, Inc.	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	Veterinary Pet Insurance Company
Nationwide Assurance Company	Victoria Fire & Casualty Company
Nationwide Cash Management Company	Victoria Select Insurance Company
Nationwide Corporation	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2023 and 2022.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

Reporting entities that reasonably expect to be applicable corporations for the current reporting period are considered applicable reporting entities. The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation, and therefore an appliable reporting entity, in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The Company does not consider its CAMT status when evaluating its deferred tax assets under the regular tax system. The U.S. Treasury Department is expected to issue guidance throughout 2024 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2023 and 2022, the Act did not impact the Company’s total tax.

(8)	Federal Home Loan Bank Advances

Effective August 21, 2023, the Company terminated its membership in the Federal Home Loan Bank (“FHLB”) of Dallas. Prior to August 21, 2023, through its membership, the Company had pledged collateral to secure borrowed funds from FHLB of Dallas. The Company used these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings were in the form of advances, thus borrowings followed SSAP No. 15, Debt and Holding Company Obligations. Membership required the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company had no membership or activity stock, and an immaterial amount of excess stock as of December 31, 2023. The Company had a combined $6,560 in membership and excess stock and as part of the agreement, did not purchase or hold any additional amounts in activity stock as of December 31, 2022, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company had no outstanding advances from the FHLB as of December 31, 2023 and 2022.

(9)	Reinsurance

The Company reinsures 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $179,035 and $187,859 as of December 31, 2023 and 2022, respectively. Protective, WNIC and Conseco provide for full servicing of these policies.

The Company previously issued simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. The Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re U.S. Holdings, Inc. (“Wilton Re”). Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $120,074 and $126,256 as of December 31, 2023 and 2022, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(10)	Transactions with Affiliates

The Company has entered into the Third Amended & Restated Cost Sharing Agreement by and among NMIC and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2023, 2022 and 2021, the Company’s operating expenses allocated under these agreements were $21,696, $21,366 and $23,026, respectively.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The gross amounts due from affiliates were immaterial as of December 31, 2023 and 2022 and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The gross amounts due to affiliates were $11,045 and $6,452 as of December 31, 2023 and 2022, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company had entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulated that the Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agreed to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulated that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agreed that it will reimburse the costs it incurs to distribute these contracts. Effective November 1, 2022, JNSC completed a merger with Nationwide Investment Services Corporation (“NISC”), with NISC as the surviving company. The Paymaster and Distribution Agreements were assumed by NISC as part of the merger. The total amounts reimbursed in 2023, 2022 and 2021 under these agreements were immaterial.

Amounts on deposit with NCMC for the benefit of the Company were $16,538 and $11,399 as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, amounts on deposit with NCMC were comprised of $13,451 and $9,986, respectively, of cash equivalents, with the remaining amounts in short-term investments.

During 2023, the Company sold a bond with book adjusted carrying value of $13,257 to NLIC for cash, which resulted in an immaterial realized loss.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these mutual guarantees.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory capital and surplus as of December 31, 2023 was $141,868 and statutory net gain from operations before realized capital gains or losses and federal income taxes for 2023 was $26,688. As of January 1, 2024, the Company had the ability to pay dividends of $14,187 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2023 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair Value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. government and agencies	$9,911	$9,435	$9,911
Obligations of states and political subdivisions	12,687	12,019	12,687
Public utilities	51,200	49,924	51,200
All other corporate, mortgage-backed and asset-backed securities	438,632	421,981	438,632

Total bonds	$512,430	$493,359	$512,430
Equity Securities:
Common stocks:
Industrial, miscellaneous and all other	50	50	50
Nonredeemable preferred stocks	4,868	4,760	4,760

Total stocks[1]	$4,918	$4,810	$4,810
Mortgage loans	1,802		1,802
Cash, cash equivalents and short-term investments	10,527		10,527
Policy loans[2]	4,566		4,286

Total invested assets	$534,243		$533,855

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $7,583 is excluded from common stocks, as JNLNY is a related party.
2	Difference from Column B is due to $280 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV Reinsurance

As of December 31, 2023, 2022 and 2021 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2023
Life insurance in force	$862,903	$(862,903)	$—	$—	—
Life insurance premiums[1]	$10,457	$(10,457)	$—	$—	—

2022
Life insurance in force	$931,832	$(931,832)	$—	$—	—
Life insurance premiums[1]	$12,004	$(12,004)	$—	$—	—

2021
Life insurance in force	$996,707	$(996,707)	$—	$—	—
Life insurance premiums[1]	$12,554	$(12,554)	$—	$—	—

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.